As filed with the Securities and Exchange Commission on July 31, 1998


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 64


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 66


                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005

             It is proposed that this filing will become effective:


[X] immediately  upon filing  pursuant to Rule 485,  paragraph (b)
[ ] on ______ pursuant to Rule 485,  paragraph  (b)
[ ] 60 days after filing  pursuant to Rule 485,  paragraph (a)(1)
[ ] on ______ pursuant to Rule 485,  paragraph (a)(1)
[ ] 75 days  after  filing  pursuant  to Rule  485,  paragraph  (a)(2)
[ ] on ______ pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities being registered: Shares of Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Value Fund, Payson Balanced Fund, Austin Global Equity Fund, Oak Hall Small Cap Contrarian Fund, Investors Growth Fund, Quadra Value Equity Fund and Quadra Growth Fund.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))


   (Prospectuses offering shares of Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond
    Fund, Payson Value Fund, Payson Balanced Fund, Austin Global Equity Fund,
     Oak Hall Small Cap Contrarian Fund, Investors Growth Fund, Quadra Value
                      Equity Fund and Quadra Growth Fund )


                                     PART A

Form N-1A
Item No.                                                         Location in Prospectus
--------                                                         ----------------------

Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Prospectus Summary

Item 3.             Condensed Financial Information              Financial Highlights

Item 4.             General Description of Registrant            Prospectus Summary; Investment Objectives and
                                                                 Policies; Additional Investment Policies; Other
                                                                 Information - The Trust and It's Shares

Item 5.             Management of the Fund                       Prospectus Summary; Management

Item 5A.            Management's Discussion of Fund Performance  Not Applicable

Item 6.             Capital Stock and Other Securities           Investment Objectives and Policies; Distributions and
                                                                 Tax Matters; Management - Shareholder Servicing;
                                                                 Other Information - The Trust and
                                                                 its Shares

Item 7.             Purchase of Securities Being Offered         Purchases and Redemptions of Shares; Other
                                                                 Information - Determination of Net Asset Value

Item 8.             Redemption or Repurchase                     Purchases and Redemptions of Shares

Item 9.             Pending Legal Proceedings                    Not Applicable


                              CROSS REFERENCE SHEET

                            (All other Prospectuses)


                                     PART A

                          Not Applicable in this Filing

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))


  (SAIs offering shares of Investors High Grade Bond Fund, Investors Bond Fund,
     TaxSaver Bond Fund, Maine Municipal Bond Fund; New Hampshire Bond Fund, Investors Growth Fund, Payson Value Fund, Payson Balanced Fund, Austin Global
               Equity Fund and Oak Hall Small Cap Contrarian Fund)



                                     PART B

Form N-1A
Item No.                                                         Location in Statement of Additional Information
--------                                                         -----------------------------------------------

Item 10.            Cover Page                                   Cover Page

Item 11.            Table of Contents                            Cover Page


Item 12.            General Information and History              General; Management

Item 13.            Investment Objectives and Other Policies     Investment Policies; Additional Investment
                                                                 Policies


Item 14.            Management of the Fund                       Management


Item 15.            Control Persons and Principal Holders of     General
                    Securities

Item 16.            Investment Advisory and Other Services       Management; Other Information - Counsel,
                                                                 Custodian, Independent Auditors


Item 17.            Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.            Capital Stock and Other Securities           General; Determination of Net Asset Value


Item 19.            Purchase, Redemption and Pricing of          Determination of Net Asset Value; Additional
                    Securities Being Offered                     Purchase and Redemption Information

Item 20.            Tax Status                                   Tax Matters


Item 21.            Underwriters                                 Management

Item 22.            Calculation of Performance Data              Performance Data

Item 23.            Financial Statements                         Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

    (SAI offering shares of Quadra Value Equity Fund and Quadra Growth Fund)

                                     PART B

Form N-1A
Item No.                                                         Location in Statement of Additional Information
--------                                                         -----------------------------------------------

Item 10.            Cover Page                                   Cover Page

Item 11.            Table of Contents                            Cover Page

Item 12.            General Information and History              Management

Item 13.            Investment Objectives and Other Policies     Investment Policies; Additional Investment
                                                                 Policies

Item 14.            Management of the Fund                       Management

Item 15.            Control Persons and Principal Holders of     General
                    Securities

Item 16.            Investment Advisory and Other Services       Management; Other Information - Counsel,
                                                                 Custodian, Independent Accountants

Item 17.            Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.            Capital Stock and Other Securities           General; Determination of Net Asset Value

Item 19.            Purchase, Redemption and Pricing of          Determination of Net Asset Value; Additional
                    Securities Being Offered                     Purchase and Redemption Information

Item 20.            Tax Status                                   Tax Matters

Item 21.            Underwriters                                 Management

Item 22.            Calculation of Performance Data              Performance Data

Item 23.            Financial Statements                         Not Applicable


                              CROSS REFERENCE SHEET

                                (All other SAIs)


                                     PART B

                          Not Applicable in this Filing

[GRAPHIC]

                                      PROSPECTUS


                                        PAYSON
                                      VALUE FUND


                                        PAYSON
                                    BALANCED FUND



                                        FORUM
                                        FUNDS
                                    AUGUST 1, 1998

FORUM FUNDS

PAYSON VALUE FUND
PAYSON BALANCED FUND

                                                                      PROSPECTUS

                                                                  August 1, 1998
--------------------------------------------------------------------------------

ACCOUNT INFORMATION AND SHAREHOLDER SERVICING:

       Forum Shareholder Services, LLC
       P.O. Box 446
       Portland, Maine 04112
       (207) 879-0001
       (800) 805-8258
--------------------------------------------------------------------------------

This Prospectus offers shares of Payson Value Fund and Payson Balanced Fund (the "Funds"), diversified portfolios of Forum Funds (the "Trust"), which is an open-end, management investment company.

     PAYSON VALUE FUND. The investment objective of Payson Value Fund is to seek high total return (capital appreciation and current income) by investing in a diversified portfolio of common stock and securities convertible into common stock which appear to be undervalued in the marketplace.

     PAYSON BALANCED FUND. The investment objective of Payson Balanced Fund is to seek a combination of high current income and capital appreciation by investing in common stock and securities convertible into common stock which appear to be undervalued and in high grade senior debt securities, including U.S. Government, government agency and corporate obligations.

Shares of the Funds are offered to investors at a price equal to the next determined net asset value plus a maximum sales charge of 4.0% of the total public offering price (4.17% of the amount invested).

This Prospectus sets forth concisely the information a prospective investor should know about the Trust and the Funds before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated August 1, 1998, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated by reference into this Prospectus, is also available, without charge, by contacting Forum Shareholder Services, LLC, the Trust's transfer agent, at the address and telephone numbers printed above.

                               TABLE OF CONTENTS

                                                            Page
                                                           -----
        1.   Prospectus Summary..........................          2
        2.   Financial Highlights........................          4
        3.   Investment Objectives and Policies..........          6
        4.   Additional Investment Policies..............         12

                                                            Page
                                                           -----
        5.   Management..................................         15
        6.   Purchases and Redemptions of Shares.........         17
        7.   Distributions and Tax Matters...............         23
        8.   Other Information...........................         25

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, OR ANY OTHER FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1. PROSPECTUS SUMMARY

INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of the Payson Value Fund is to seek high total return (capital appreciation and current income) by investing in a diversified portfolio of common stock and securities convertible into common stock which appear to be undervalued in the marketplace. See "Investment Objective and Policies -- Payson Value Fund."

    The investment objective of the Payson Balanced Fund is to seek a combination of high current income and capital appreciation by investing in common stock and securities convertible into common stock which appear to be undervalued and in high grade senior debt securities, including U.S. Government, government agency and corporate obligations. See "Investment Objectives and Policies -- Payson Balanced Fund."

INVESTMENT ADVISER

    H.M. Payson & Co. (the "Adviser"), founded in 1854, serves as each Fund's investment adviser. See "Management -- The Advisor."

FUND MANAGEMENT

    The administrator of the Trust is Forum Administrative Services, LLC ("FAdS") and the distributor of its shares is Forum Financial Services, Inc. ("FFSI"). Forum Financial Services, LLC ("FSS") serves as the Trust's transfer agent, dividend disbursing and shareholder servicing agent and Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services for the Trust. The address of each of FAdS, FFSI, FSS and FAcS is Two Portland Square, Portland, Maine 04101. See "Management."

PURCHASES AND REDEMPTIONS

    Shares of the Funds are offered at the next-determined net asset value per share plus any applicable sales charge. Shares may be purchased or redeemed by mail, by bank-wire or through an investor's broker-dealer or other financial institution. The minimum initial investment is $2,000 ($1,000 for IRAs) and the minimum subsequent investment is $250. Shares may be redeemed without charge. See "Purchases and Redemptions of Shares."

    Shares of the Fund are not offered for sale in every state. To determine whether the Fund is available for purchase in a particular state, contact FSS at the numbers listed on the first page of this Prospectus,

EXCHANGE PROGRAM

    Shareholders of the Funds may exchange their shares without charge for the shares of certain other funds of the Trust. See "Purchases and Redemptions of Shares -- Exchanges."

DISTRIBUTIONS

    Each Fund distributes its net investment income, if any, quarterly and its net capital gain, if any, at least annually. All distributions are automatically reinvested in additional shares of the Funds at net asset value unless the shareholder has notified the Funds in his or her Account Application or otherwise in writing of the shareholder's election to receive dividends or distributions in cash. See "Distributions and Tax Matters."

CERTAIN RISK FACTORS

    There can be no assurance that either Fund will achieve its investment objective. The net asset value of each Fund and their total return will fluctuate as the value of the securities in which each Fund invests changes. Investments in equity securities may change in value rapidly and to a great degree. Accordingly, the Funds' net asset values may change similarly. The foreign securities in which the Funds may invest entail certain risks not associated with domestic investments. Investments in lower rated debt securities (including convertible securities) may entail certain risks. Investors in the Funds should be willing to accept the risks of the stock and bond markets and should not consider their investment in either Fund as a complete investment program. See

"Investment Objectives and Policies" and "Additional Investment Policies" below.

EXPENSES OF INVESTING IN THE FUNDS

    The purpose of the following table is to assist investors in understanding the various expenses that an investor in a Fund will bear directly or indirectly.

                                                        Payson
                                           Payson      Balanced
                                         Value Fund      Fund
                                         -----------  -----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales charge imposed on
 purchases (as a percentage of public
 offering price) (1)...................        4.0%         4.0%
Exchange Fee...........................        None         None

ANNUAL FUND OPERATING EXPENSES (2) (as
 a percentage of average net assets
 after applicable expense
 reimbursements and fee waivers)
 Advisory Fees.........................       0.80%        0.60%
12b-1 Fees.............................        None         None
Other Expenses.........................       0.65%        0.56%
                                         -----------  -----------
Total Fund Operating Expenses..........       1.45%        1.16%

    (1) Certain shareholders may be eligible for reduced sales charges. See "Purchases and Redemptions of Shares -- Reduced Sales Charges".

    (2) The Annual Fund Operating Expenses are based on expenses and assets of each Fund during the Fund's most recent fiscal year ending March 31, 1998. Absent certain expense reimbursements and fee waivers during the most recent fiscal year, Advisory Fees, Other Expenses and Total Fund Operating Expenses would be 0.80%, 1.07%, and 1.87%, respectively, in the case of Payson Value Fund and 0.60%, 0.97%, and 1.57%, respectively, in the case of Payson Balanced Fund. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time. For a further description of the various expenses incurred in the operation of the Funds, see "Management."

EXAMPLE

    Following is a hypothetical example that indicates the dollar amount of expenses that an investor in each Fund would pay assuming (1) a $1,000 investment in the Fund, (2) a 5% annual return, (3) the reinvestment of all distributions (4) the payment of the maximum initial sales charge and (5) full redemption at the end of each time period:

                           1 Year   3 Years   5 Years   10 Years
                           ------   -------   -------   --------
Payson
 Value Fund..............    $54      $84       $116      $207
Payson
 Balanced Fund...........    $51      $75       $101      $174

    THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. Actual expenses may be greater or less than indicated. The example is based on the expenses listed in the table. The 5% annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation.

2. FINANCIAL HIGHLIGHTS

    The following information represents selected data for a single share outstanding of each Fund. This information has been audited in connection with an audit of the Funds' financial statements by Deloitte & Touche LLP, independent auditors. The financial statements and independent auditors' report thereon are incorporated by reference into the SAI. Further information about a Funds' performance is contained in the Funds' annual report to shareholders, which may be obtained from the Trust without charge by contacting the Funds' transfer agent.

                               PAYSON VALUE FUND

                                                                YEAR ENDED MARCH 31,
                                          ----------------------------------------------------------------
                                            1998       1997       1996       1995       1994      1993(a)
                                          ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period....  $   16.10  $   15.99  $   12.71  $   12.11  $   11.01  $   10.00
                                          ---------  ---------  ---------  ---------  ---------  ---------
Investment Operations:
  Net Investment Income.................       0.12       0.21       0.21       0.18       0.13       0.08
  Net Realized and Unrealized Gain
    (Loss) on Investments...............       6.93       1.80       3.29       0.60       1.12       1.02
                                          ---------  ---------  ---------  ---------  ---------  ---------
Total from Investment Operations........       7.05       2.01       3.50       0.78       1.25       1.10
Distributions From:
  Net Investment Income.................      (0.12)     (0.20)     (0.21)     (0.18)     (0.15)     (0.09)
  Net Realized Gain on Investments......      (1.36)     (1.70)     (0.01)        --         --         --
                                          ---------  ---------  ---------  ---------  ---------  ---------
Total Distributions.....................      (1.48)     (1.90)     (0.22)     (0.18)     (0.15)     (0.09)
                                          ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period..........  $   21.67  $   16.10  $   15.99  $   12.71  $   12.11  $   11.01
                                          ---------  ---------  ---------  ---------  ---------  ---------
                                          ---------  ---------  ---------  ---------  ---------  ---------
Total Return(b).........................      45.28%     13.01%     27.77%      6.52%     11.38%     17.05%(c)
Ratio/Supplementary Data:
Net Assets at End of Period (000's
  omitted)..............................  $  19,918  $  13,109  $  10,319  $   7,960  $   5,060  $   2,145

Ratios to Average Net Assets:
  Expenses Including
    Reimbursement/Waiver................       1.45%      1.45%      1.45%      1.46%      1.45%      1.44%(c)
  Expenses Excluding
    Reimbursement/Waiver................       1.87%      2.07%      2.16%      2.25%      3.04%      5.53%(c)
  Net Investment Income (Loss) Including
    Reimbursement/Waiver................       0.62%      1.30%      1.47%      1.59%      1.38%      1.63%(c)
Portfolio Turnover Rate.................      38.85%     24.13%     53.06%     27.20%     32.15%     23.95%
Average Commission Rate(d)..............  $  0.0807  $  0.0979  $  0.0993         --         --         --

(a) Payson Value Fund commenced operations on July 31, 1992.

(b) Total return calculations do not include sales charges.

(c) Annualized.

(d) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

                              PAYSON BALANCED FUND

                                                                     YEAR ENDED MARCH 31,
                                          ---------------------------------------------------------------------------
                                            1998       1997       1996       1995       1994       1993      1992(a)
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period....  $   13.20  $   13.70  $   11.90  $   11.71  $   11.40  $   10.21  $   10.00
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Investment Operations:
  Net Investment Income (Loss)..........       0.37       0.42       0.43       0.44       0.34       0.31       0.10
  Net Realized and Unrealized Gain
    (Loss) on Investments...............       3.52       0.84       2.12       0.24       0.46       1.20       0.21
Total from Investment Operations........       3.89       1.26       2.55       0.68       0.80       1.51       0.31
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Distributions From:
  Net Investment Income.................      (0.37)     (0.42)     (0.43)     (0.44)     (0.35)     (0.31)     (0.10)
  Net Realized Gain on Investments......      (1.93)     (1.34)     (0.32)     (0.05)     (0.14)     (0.01)        --
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total Distributions.....................      (2.30)     (1.76)     (0.75)     (0.49)     (0.49)     (0.32)     (0.10)
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period..........  $   14.79  $   13.20  $   13.70  $   11.90  $   11.71  $   11.40  $   10.21
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total Return(b).........................      31.27%      9.42%     21.70%      6.00%      6.99%     15.12%      9.15%(c)
Ratio/Supplementary Data:
Net Assets at End of Period (000's
  omitted)..............................  $  24,440  $  18,163  $  17,455  $  13,872  $  11,355  $   5,396  $   2,667
Ratios to Average Net Assets:
  Expenses Including
    Reimbursement/Waiver................       1.15%      1.15%      1.15%      1.15%      1.15%      1.15%      1.13%(c)
  Expenses Excluding
    Reimbursement/Waiver................       1.57%      1.67%      1.70%      1.72%      1.95%      2.60%      4.88%(c)
  Net Investment Income (Loss) Including
    Reimbursement/ Waiver...............       2.58%      3.07%      3.25%      3.91%      4.37%      3.27%      3.46%(c)
  Portfolio Turnover Rate...............      66.13%     52.93%     61.77%     50.06%     80.13%     30.77%      1.53%
  Average Commission Rate(d)............  $  0.0647  $  0.0806  $  0.0973         --         --         --         --

(a) Payson Balanced Fund commenced operations on November 25, 1991.

(b) Total return calculations do not include sales charges.

(c) Annualized.

(d) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

3. INVESTMENT OBJECTIVES AND POLICIES

PAYSON VALUE FUND

INVESTMENT OBJECTIVE

    The investment objective of the Fund is to seek high total return (capital appreciation and current income) by investing in a diversified portfolio of common stock and securities convertible into common stock which appear to be undervalued in the marketplace. Except to the degree that is necessary to provide liquidity, and during periods when the Fund assumes a temporary defensive position, the Fund will have all of its assets invested in common stock and securities convertible into common stock. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

    The Fund intends to invest principally in securities which, in the Adviser's opinion, are undervalued relative to the stock market as a whole. This opinion will be based upon a number of valuation measures, including but not limited to an analysis of price/earnings ratios, price/book ratios, dividend yields and measures of current profitability. The Adviser will also consider both the near-term and long-term fundamental prospects of the companies identified. The Fund invests primarily in large and medium capitalization stocks that are widely held by the public.

    The Fund will invest in common stock and convertible securities, including convertible debt and convertible preferred stock, that are rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") or which are unrated by any NRSRO and are judged by the Adviser to be of comparable quality. Unrated securities may not be as actively traded as rated securities. A further description of Moody's Investors Service, Standard & Poor's and other NRSRO ratings is included in the SAI.

    CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities.

    The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock.

    CERTAIN RISK FACTORS. The value of the equity securities in which the Fund invests may change rapidly and to a great degree depending upon many factors, including the market's perception of the value of the securities. Accordingly, the net asset value of the Fund may change similarly. Investors in the Fund should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of their overall investment portfolio.

PAYSON BALANCED FUND

INVESTMENT OBJECTIVE

    The investment objective of the Fund is to seek a combination of high current income and capital appreciation by investing in common stock and securities convertible into common stock which appear to be undervalued and in high grade senior debt securities, including U.S. Government, government agency and corporate obligations. The Fund will seek to achieve its investment objective while reducing volatility through the allocation of its assets among the available types of securities based upon the Adviser's opinion of the risk in each. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

    Under normal circumstances the Fund will invest in common stock and securities convertible into common stock in a manner similar to that of Payson Value Fund and in investment grade debt securities which the Adviser identifies as providing high levels of income with safety and appreciation potential. For a description of the investment policies and risk considerations of the Fund's equity investments, see "Investment Objectives and Policies -- Payson Value Fund." The debt securities in which the Fund intends to invest include U.S. Government, government agency, and corporate obligations.

    The Fund will not purchase a security if as a result of the purchase less than 25% of its total assets would be in fixed-income senior securities (including debt securities, preferred stocks, and convertible debt securities and convertible preferred stocks to the extent their value is attributable to their fixed-income characteristics). This investment policy may be changed by the Board, but only upon 60 days' notice to shareholders. Subject to this restriction, the percentage of the Fund's assets invested in each type of security at any time will be in accordance with the judgment of the Adviser.

    The Fund may invest in the following types of fixed income securities:

(1) Debt securities which are rated in one of the three highest rating categories by an NRSRO or which are unrated by any NRSRO and judged by the Adviser to be of comparable quality;

(2) Obligations issued or guaranteed as to principal and interest by the United States Government or by any of its agencies or instrumentalities ("U.S. Government Securities");

(3) Mortgage-backed securities which are U.S. Government Securities or are otherwise rated in one of the two highest rating categories by an NRSRO or which are unrated by any NRSRO and judged by the Adviser to be of comparable quality;

(4) Commercial paper and other money market instruments rated in one of the two highest short-term rating categories by an NRSRO or which are unrated by any NRSRO and judged by the Adviser to be of comparable quality;

(5) Banker's acceptances or negotiable certificates of deposit issued by the commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation; and

(6) Convertible securities rated in one of the four highest rating categories by an NRSRO or which are unrated by any NRSRO and judged by the Adviser to be of comparable quality. For a description of convertible securities, see "Investment Objectives and Policies -- Payson Value Fund."

    It is currently anticipated that the Fund will invest in debt obligations with maturities ranging from short-term (including overnight) to thirty years, and that the Fund's portfolio of debt securities will have an average dollar-weighted maturity of between five and 15 years.

    DEBT SECURITIES CONSIDERATIONS AND RISKS. The market value of debt securities depends upon, among other things, conditions in the market for the security and the fixed income markets generally, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. Normally, a decline in interest rates produces an increase in market value, while an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The possibility exists, therefore, that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may be materially impaired.

    Securities rated in one of the four highest rating categories of an NRSRO are generally considered to be investment grade securities, although securities rated in the fourth highest-rating category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity by the issuer to make principal and interest payments with respect to debt rated in that category than is the case with higher rated debt. A further description of the ratings used by Moody's, Standard & Poor's and other NRSROs is contained in the SAI. Unrated securities may not be as actively traded as rated securities. An unrated security will be considered for investment by the Fund when the Adviser believes that the financial condition of the issuer of such obligation and the protection afforded by the terms of the obligation limit the risk to the Fund to a degree comparable to that of rated securities in which the Fund may invest. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) only if the Adviser determines that retaining the security is in the best interests of the Fund.

    U.S. GOVERNMENT SECURITIES. The U.S. Government Securities in which the Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills and notes) and other securities backed by the full faith and credit of the U.S. Government, such as those issued by the Federal Housing Administration and Government National Mortgage Association ("GNMA"). The Fund may also invest in U.S. Government Securities that have lesser degrees of government backing. For instance, the Fund may invest in obligations of the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") (which are supported by the right of the issuer to borrow from the Treasury under certain circumstances) and obligations of the Student Loan Marketing Association and the Federal Home Loan Banks (which are supported only by the credit of the agency or instrumentality). There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit and, accordingly, these securities may involve more risk than other U.S. Government Securities.

    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

    Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

    UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics or the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and mortgages of other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

    LIQUIDITY AND MARKETABILITY. The market for mortgage-backed securities has expanded considerably in recent years. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid. The recently introduced private conventional pools of mortgages (pooled by commercial banks, savings and loan institutions and others, with no relationship with government and government-related entities) have also achieved broad market acceptance and consequently an active secondary market has emerged. However, the market for conventional pools is smaller and less liquid that the market for government and government-related mortgage pools.

    AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

    As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rate 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years.

    YIELD CALCULATIONS. Yields on pass-through securities are typically quoted by investment dealers based on the maturity of the underlying instruments and the associated average life assumption.

In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Fund.

    GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is GNMA, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages.

    FNMA is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved sell-servicers. FHLMC is a corporate instrumentality of the United States Government that was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in mortgages from FHLMC's national portfolio. FNMA and FHLMC each guarantee the payment of principal and interest on the securities they issue. These securities, however, are not backed by the full faith and credit of the United States Government.

    PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations.

    Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on such securities. Timely payment of interest and principal may also be supported by various forms of insurance, including individual loan, title, pool and hazard policies. There can be no assurance that the private issuers or insurers will be able to meet their obligations under the relevant guarantees and insurance policies.

    ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because or the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities.

    ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they may also have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to the Fund will decrease as the coupon rate resets to reflect the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Fund's ARMs may lag behind changes in market interest rates. This may result in slightly lower net value until the interest rate resets to market rates. Thus, investors could suffer some principal loss if they sold Fund Shares before the interest rates on the underlying mortgages were adjusted to reflect current market rates.

    COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized Mortgage Obligations ("CMOs") are debt obligations that are collateralized by mortgages or mortgage pass-through securities issued by GNMA, FHLMC or FNMA or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-backed securities.

    The final tranche of a CMO may be structured as an accrual bond (sometimes referred to as a Z-tranche). Holders of accrual bonds receive no cash payments for an extended period of time. During the time that earlier tranches are outstanding, accrual bonds receive accrued interest which is a credit for periodic interest payments that increases the face amount of the security at a compounded rate, but is not paid to the bond holder. After all previous tranches are retired, accrual bond holders start receiving cash payments that include both principal and continuing interest. The market value of accrual bonds can fluctuate widely and their average life depends on the other aspects of the CMO offering. Interest on accrual bonds is taxable when accrued even though the holders receive no accrual payment. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss. The Adviser's analyses of particular CMO issues and estimates of future economic indicators (such as interest rates) become more important to the performance of the Fund as the securities become more complicated.

    STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are classes of mortgage-backed securities that receive different proportions of the interest and principal distributions from the underlying Mortgage Assets. They may be may be privately issued or U.S. Government Securities. In the most extreme case, one class will be entitled to receive all or a portion of the interest but none of the principal from the Mortgage Assets (the interest-only or "IO" class) and one class will be entitled to receive all or a portion of the principal, but none of the interest (the "PO" class).

    VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Fund invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by the Fund may be tied to various rates of interest or index.

    There may not be an active secondary market for certain floating or variable rate instruments, which could make it difficult for the Fund to dispose of an instrument during periods that the Fund is not entitled to exercise and demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to an instrument. The Adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

4. ADDITIONAL INVESTMENT POLICIES

    The investment objective and all investment policies of a Fund that are designated as a fundamental and each Fund's investment objective may only be changed with the approval of the holders of a majority of that Fund's outstanding voting securities. A majority of a Fund's outstanding voting securities means the lesser of (1) 67% of the shares of that Fund present or represented at a shareholders meeting at which the holders of more than 50% of the shares are present or represented, or (2) more than 50% of the outstanding shares of the Fund. Except as otherwise indicated, investment policies of the Funds are not fundamental and may be changed by the Board of Trustees (the "Board") without shareholder approval. For more information concerning shareholder voting, see "Other Information -- The Trust and Its Shares."

    The Funds may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but, as a fundamental policy, not in excess of 331/3% of the value of a Fund's total assets. Borrowing for purposes other than meeting redemption requests may not exceed 10% of the value of the Fund's total assets. The Funds may not invest more than 15% of their net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and, with respect to 75% of their total assets, may not invest more than 5% of their assets in the securities of a single issuer. In order to avoid maintaining idle cash, the Funds may invest up to 10% of their total assets in money market mutual funds.

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES

    Each Fund may seek additional income by entering into repurchase agreements or by lending securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund might suffer a loss. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when it believes the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks.

    Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 10% of the value of its total assets.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

    Each Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction. The Funds purchase securities on a when-issued or forward commitment basis only with the intention of actually receiving or delivering the securities, as the case may be. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities.

    During the period between a commitment and settlement, no payment is made for the securities purchased and, thus, no dividends or interest accrues to the purchaser from the transaction. However, at the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver or pay for a security purchased or sold by the Fund may result in a loss or a missed opportunity to make an alternative investment. Any significant commitment of a Fund's assets committed to the purchase of securities on a when-issued or forward commitment basis may increase the volatility of its net asset value.

    The use of when-issued transactions and forward commitments may enable a Fund to hedge against anticipated changes in interest rates and prices. If the Adviser were to forecast incorrectly the direction of interest rate movements, however, the Fund might be required to complete these transactions at prices inferior to the current market values. No when-issued or forward commitments will be made by a Fund if, as a result, more than 15% of the value of the Fund's total assets would be committed to such transactions.

FOREIGN SECURITIES

    The Funds may invest up to 20% of their assets in securities of foreign issuers and in American Depositary Receipts ("ADRs"). In addition to the debt securities of domestic corporations, Payson Balanced Fund may invest in debt securities registered and sold in the United States by foreign issuers (Yankee Bonds) and debt securities sold outside the United States by foreign or U.S. issuers (Euro-bonds). The Funds intend to restrict their purchases of debt securities to issues denominated and payable in United States dollars.

    Investments in foreign companies involve certain risks, such as exchange rate fluctuations, political or economic instability of the issuer or the country of issue and the possible imposition of exchange controls, withholding taxes on dividends or interest payments, confiscatory taxes or expropriation. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations denominated in U.S. dollars. Foreign securities and their markets may not be as liquid as domestic securities and their markets, and foreign brokerage commissions and custody fees are generally higher than those in the United States. In addition, less information may be publicly available about a foreign company than about a domestic company, and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to their permitted investments in foreign securities, the Funds do not limit the amount of their assets that may be invested in one country or, in the case of Payson Value Fund, denominated in one currency.

    The Funds may invest in sponsored and unsponsored ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

TEMPORARY DEFENSIVE POSITION

    When business or financial conditions warrant, such as, for example, when issues of sufficient quality and liquidity are not available or the Adviser believes the equity markets are overvalued, a Fund may assume a temporary defensive position and invest all or part of its assets in cash or prime quality cash equivalents, including (1) short-term U.S. Government Securities, (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States, (3) commercial paper, (4) repurchase agreements covering any of the securities in which the Fund may invest directly and (5) to the extent permitted by the Investment Company Act of 1940, money market mutual funds. During periods when and to the extent that the Fund has assumed a temporary defensive position, it may not be pursuing its investment objective.

CORE AND GATEWAY-REGISTERED TRADEMARK-

    The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund, upon future action by the Board and notice to shareholders, may convert to this structure, in which the Fund would hold as its only investment securities the shares of another investment company having substantially the same investment objective and policies as the Fund. The Board will not authorize conversion to a Core and

Gateway structure if it would materially increase costs to a Fund's shareholders.

PORTFOLIO TURNOVER

    The frequency of portfolio transactions of the Funds (the portfolio turnover rate) will vary from year to year depending on market conditions. Higher rates of turnover will result in higher brokerage costs for the Funds. The Adviser weighs the anticipated benefits of short-term investments against these consequences. The Fund's portfolio turnover rate is reported under "Financial Highlights."

    The Funds have no obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Consistent with their policy of obtaining the best net results, the Funds may conduct brokerage transactions through the Adviser or its affiliates. The Board has adopted policies, as required by law, to ensure that these transactions are reasonable and fair and that the commissions charged are comparable to those charged by non-affiliated qualified broker-dealers.

5. MANAGEMENT

    The business and affairs of the Funds are managed under the direction of the Board. The Board formulates the general policies of the Funds and generally meets quarterly to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. Information about the Trustees and the officers of the Trust is in the SAI under "Management -- Trustees and Officers."

THE ADVISER

    H.M. Payson & Co., located at One Portland Square, Portland, Maine 04101, serves as investment adviser to the Funds under an investment advisory agreement with the Trust. Subject to the general supervision of the Board, the Adviser makes investment decisions for the Funds and is responsible for, among other things, developing a continuing investment program for each Fund in accordance with their investment objective and reviewing the investment strategies and policies of each Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.80% for Payson Value Fund and 0.60% for Payson Balanced Fund of the Funds' average daily net assets.

    The Adviser is registered under the Investment Adviser Act of 1940 and provides investment management services to pension plans, endowment funds and institutional and individual accounts. The Adviser was founded in Portland, Maine in 1854 and was incorporated in Maine in 1987, making it one of the oldest investment firms in the United States operating under its original name. The Adviser is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. The Adviser provides investment management services through an investment advisory division and a trust division. As of the date of this Prospectus, the Adviser had approximately $1.15 billion in assets under management.

    John C. Knox, a Managing Director and Senior Research Analyst of the Adviser, has been primarily responsible for the day-to-day management of Payson Value Fund's portfolio since July 10, 1995. Peter E. Robbins, a Managing Director and Director of Research of the Adviser, has been primarily responsible for the day-to-day management of Payson Balanced Fund's portfolio since April 1, 1993. Mr. Knox is a Chartered Financial Analyst and has been associated with the Advisor since 1981. Mr. Robbins is a Chartered Financial Analyst and has been associated with the Adviser since 1982, except for the period from January 1988 to October 1990. During that period Mr. Robbins was president of Mariner Capital Group, a real estate development and non-financial asset management business.

THE ADMINISTRATOR

    On behalf of the Funds, the Trust has entered into an Administration Agreement with FAdS. Under the agreement, FAdS is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay) and providing the Trust with general office facilities, necessary personnel to ensure the effective operation of the Trust as well as persons satisfactory to the Board to serve as officers of the Trust. For these services, FAdS is entitled to receive a fee from the Funds at an annual rate of .20% of the Fund's average net asset value.

    Under a Fund Accounting Agreement with the Trust, FAcS performs portfolio accounting services for the Funds, including determination of the Funds' net asset value. For its services, FAcS is entitled to receive a fee at an annual rate of $36,000 subject to adjustments for the number and type of portfolio transactions.

    As of June 30, 1998, FAdS and its affiliates provided management, administration and distribution services to registered investment companies and collective investment funds with assets of approximately $38 billion.

THE DISTRIBUTOR

    Under a Distribution Agreement with the Trust, acts as distributor of the Funds' shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds. For these services, FFSI receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of each Fund's shares. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Processing Organizations") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds. Investors purchasing shares of the Funds through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICES

    Shareholder inquiries and communications concerning the Funds may be directed to FSS. Under a Transfer Agency and Services Agreement with the Trust, FSS acts as the Funds' transfer agent and dividend disbursing agent. FSS maintains an account for each shareholder of record where all shares purchased are credited, together with any distributions that are reinvested in additional shares. FSS also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. For its services, FSS is entitled to receive a fee at an annual rate of 0.25% of each Fund's average daily net assets plus $12,000 per year ad annual shareholder account fees of $18.00 per shareholder account.

    As of the date of this Prospectus each of FAdS, FFSI, FSS and FAcS was controlled by John Y. Keffer, President and Chairman of the Trust and were located at Two Portland Square, Portland, Maine, 04101.

EXPENSES OF THE TRUST

    The Trust is obligated to pay for all of its expenses. The Funds' expenses comprise Trust expenses attributable to the Funds and expenses not attributable to any particular portfolio of the Trust, which are allocated among the Funds and the portfolios in proportion to their average net assets. The Funds' expenses include: interest charges; taxes; brokerage fees and commissions; certain insurance premiums; applicable fees and expenses under the Trust's contracts with the Adviser, FAdS, FSS, FAcS and any custodian; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; auditing, legal and compliance expenses; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; compensation of certain of the Trust's trustees, officers and employees and other personnel performing services for the Trust; and registration fees and related expenses.

    The Adviser, FAdS, FAcS and FSS, in their sole discretion, may waive all or any portion of their respective fees, which are accrued daily and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing the Funds' performance for the period during which the waiver was in effect and would not be recouped at a later date.

YEAR 2000

    Like other mutual funds, financial and other business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Adviser and other service providers to the Funds do not properly process and calculate date related information and data from and after January 1, 2000. The Adviser and FAdS are taking steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

6. PURCHASES AND REDEMPTIONS OF SHARES

Investments in the Funds may be made either by an investor directly or through certain brokers and financial institutions of which the investor is a customer. All transactions in Fund shares are effected through FSS, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES

    Fund shares are sold at a price equal to their net asset value next-determined plus any applicable sales charge on all weekdays except days when the New York Stock Exchange is closed ("Business Day"). Normally, the New York Stock Exchange is closed on New Year's Day, Dr. Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Fund shares are issued immediately after an order for the shares in proper form is accepted by FSS. Each Fund's net asset value is calculated at 4:00 p.m., Eastern time on each Business Day. Fund shares become entitled to receive dividends on the next Business Day after the order is accepted.

    The Funds reserve the right to reject any subscription for the purchase of their shares. Share certificates are only issued to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS

    Fund shares may be redeemed without charge at their net asset value on any Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the Fund's next-determined net asset value after FSS receives the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to receive dividends declared after the day on which the redemption becomes effective.

    Normally, redemption proceeds are paid immediately, but in no event later than seven days after a redemption order is accepted. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check and mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as -determined by the SEC.

    Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Trust will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90-day period.

    The Trust employs reasonable procedures to ensure that telephone orders are genuine, including the recording of certain transactions. If the Trust did not employ such procedures it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, the telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS.

    Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

PURCHASE AND REDEMPTION PROCEDURES

    The following purchase and redemption procedures and shareholder services apply to investors who invest in the Funds directly. These investors may open an account by completing the account application at the back of this Prospectus or by contacting FSS at the address on the first page of this Prospectus. For those shareholder services not referenced on the account application or to change information on a shareholder's account (such as addresses), investors should request an Optional Services Form from FSS.

INITIAL PURCHASE OF SHARES

    There is a $2,000 minimum for initial investments in either Fund ($1,000 for individual retirement accounts).

    MAIL. Investors may send a check made payable to the Trust along with a completed account application for the Fund to FSS at the address on the first page of this Prospectus. Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, FSS or FFSI.

    BANK WIRE. To make an initial investment in either Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at (207) 879-0001 or 800-805-8258 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

 BankBoston
 Boston, Massachusetts
 ABA# 011000390
 For Credit To: Forum Shareholder Services, LLC
 Account #: 541-54171
     Re: (Name of Fund)
     (Investor's Name)
     (Investor's Account Number)

    The investor should then promptly complete and mail the account application. Investors planning to wire funds should instruct the bank early in the day so the wire transfer can be accomplished prior to 4:00 p.m., Eastern time, on the same day. The bank may impose a charge for transmitting payment by wire, and there also may be a charge for the use of Federal funds.

SUBSEQUENT PURCHASES OF SHARES

    There is a $250 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check, by sending a wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone the Trust at (207) 879-0009 or 800-805-8258 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

    AUTOMATIC INVESTMENT. Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in a Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from FSS. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.

REDEMPTION OF SHARES

    Shareholders that wish to redeem shares by telephone or receive redemption proceeds by wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

    MAIL. Shareholders may make a redemption in any amount by sending a written request to FSS accompanied by any share certificate that was issued to the shareholder. All share certificates submitted for redemption must be signed by the shareholder with a signature guarantee. All written requests for redemption must be signed by the shareholder and, in certain cases, must have a signature guaranteed. See "Purchase and Redemption of Shares-Other Redemption Matters."

    TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FSS at (207) 879-0001 or 800-805-8258 and providing the shareholder's account number, the exact name in which the shares are registered, the shareholder's social security or taxpayer identification number. The Trust or FSS may employ other procedures such as recording certain transactions to ensure telephone instructions are genuine. If such procedures are followed, neither the Trust nor FSS will be liable for any losses due to unauthorized or fraudulent redemption requests. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

    BANK WIRE. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal funds wire to a bank account designated on the shareholder's account application. To request wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege on the account application. Redemption proceeds are transmitted by wire on the next business day after the redemption request in proper form is received by FSS.

    AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds are sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution that is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to FSS.

    OTHER REDEMPTION MATTERS. To protect shareholders and the Fund against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; or (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

    Signature guarantees may be provided by any eligible institution acceptable to FSS, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

    FSS will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES

    The public offering price for shares of a Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of dividends or other distributions. The sales charge is assessed as follows:

                                 SALES CHARGE
                                   AS % OF
                           ------------------------
                             PUBLIC
                            OFFERING     NET ASSET      DEALERS'
   AMOUNT OF PURCHASE         PRICE       VALUE*       REALLOWANCE
-------------------------  -----------  -----------  ---------------
less than $100,000.......        4.00%        4.17%          3.50%
$100,000 but less than
 $200,000................        3.50         3.63           3.10
$200,000 but less than
 $400,000................        3.00         3.09           2.70
$400,000 but less than
 $600,000................        2.50         2.56           2.25
$600,000 but less than
 $800,000................        2.00         2.04           1.75
$800,000 but less than
 $1,000,000..............        1.50         1.52           1.30
$1,000,000 and up........        0.50         0.50           0.40

* Rounded to the nearest one-hundredth percent.

    FFSI's commission is the sales charge shown above less any applicable discount reallowed to Processing Organizations (including banks and bank affiliates purchasing shares as principal or agent). Normally, FFSI will reallow discounts to Processing Organizations in the amounts indicated in the table above. From time to time, however, FFSI may elect to reallow the entire sales charge to Processing Organizations for all sales with respect to which orders are placed with FFSI during a particular period. The dealers' reallowance may be changed from time to time.

    In addition, from time to time and at its own expense, FFSI may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging,
(2) tickets for entertainment events and (3) merchandise.

    No sales charge will be assessed on purchases made for investment purposes by: (1) any bank, trust company, savings association or similar institution with whom FFSI has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan); (2) any registered investment adviser with whom FFSI has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts; (3)any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services; (4) any broker-dealer with whom FFSI has entered into a Processing Organization Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients; (5) directors and officers of the Trust; directors, officers and full-time employees of the Adviser, FFSI, any of their affiliates or any organization with which FFSI has entered into a Processing Organization Agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative;
(6) any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment; (7) persons who exchange into a Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program, See "Purchases and Redemptions of Shares -- Exchange Program;" and (8) employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended. The Trust may require appropriate documentation from an investor concerning that investor's eligibility to purchase Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

REDUCED SALES CHARGES

    For an investor to qualify for a reduced sales charge as described below, the investor must notify FSS at the time of purchase. Programs for reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings.

    RIGHTS OF ACCUMULATION. An investor's purchase of additional shares of a Fund may qualify for rights of accumulation ("ROA") wherein the applicable sales charge will be based on the total of the investor's current purchase and the net asset value (at the end of the previous Fund Business Day) of shares of that Fund held by the investor. For example, if an investor owned shares of a Fund worth $400,000 at the then current net asset value and purchased shares of the Fund worth an additional $50,000, the sales charge for the $50,000 purchase would be at the 2.50% rate applicable to a single $450,000 purchase, rather than at the 4.0% rate. To qualify for ROA on a purchase, the investor must inform the Transfer Agent and supply sufficient information to verify that each purchase qualifies for the privilege or discount.

    LETTER OF INTENT. Investors may also obtain reduced sales charges based on cumulative purchases by means of a written Letter of Intent ("LOI"), which expresses the investor's intention to invest $100,000 or more within a period of 13 months in shares of a Fund. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI.

    An LOI is not a binding obligation upon the investor to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the LOI will be held subject to a registered pledge (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased within 13 months. Pledged shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the shares will be released from pledge. Share certificates are not issued for shares purchased under an LOI. Investors wishing to enter into an LOI can obtain a form of LOI from their broker or financial institution or by contacting FSS.

EXCHANGES

EXCHANGE PROCEDURES

    Fund shareholders are entitled to exchange their shares for shares of the other Fund, any other fund of the Trust or any other fund that participates in the exchange program and whose shares are eligible for sale in the shareholder's state of residence. Exchanges may only be made between accounts registered in the same name. When a shareholder exchanges shares, a completed account application must be submitted to open a new account if the shareholder requests any shareholder privilege not associated with the existing account. Exchanges are subject to the fees and the restrictions including minimum investment requirements listed in the prospectus for the fund into which a shareholder is exchanging. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make.

    The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined after all proper instructions and any necessary supporting documents by the fund whose shares are being exchanged are received by FSS.

    If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of a fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

    MAIL. Exchanges may be accomplished by written instructions to FSS accompanied by any share certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with a signature guarantee.

    TELEPHONE. Exchanges may be accomplished by telephone by any shareholder that has elected telephone exchange privileges by calling FSS at (207) 879-0009 or 800-805-8258 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

RETIREMENT PROGRAMS

INDIVIDUAL RETIREMENT ACCOUNTS

    Neither of the Funds should be considered as a complete investment vehicle for the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $1,000, and the minimum subsequent investment is $250. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, this deduction will be reduced if the individual or, in some cases the individual's spouse, is an active participant in an employer-sponsored retirement plan and the individual (or the married couple) has adjusted gross income above certain levels.

EMPLOYEE BENEFIT PLANS

    The Funds may be a suitable investment vehicle for part or all of the assets held in various employee benefit plans, including 401(k) plans, 403(b) plans and SARSEPs.

PURCHASES AND REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS

    Shares may be purchased and redeemed through certain broker-dealers, banks, trust companies and their affiliates, and other financial institutions, including affiliates of FSS ("Processing Organizations"). Processing Organizations may receive as a dealer's reallowance a portion of the sales charge paid by their customers who purchase Fund shares. In addition, Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

    Investors who purchase shares through a Processing Organization may be charged a fee if they effect transactions in Fund shares through a broker or agent and will be subject to the procedures of their Processing Organization, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. These investors should acquaint themselves with their Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Processing Organization. Customers who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their Processing Organization's and the Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer Processing Organizations are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by a Fund. Certain other Processing Organizations may also enter purchase orders with payment to follow.

    Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states permit shares of the Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

7. DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

    Distributions of each Fund's net investment income, if any, are declared and paid quarterly.

Any distributions of net capital gain realized by the Funds are distributed annually.

    Shareholders may choose either to have all distributions of net investment income reinvested in additional Fund shares or paid in cash or to have distributions of net capital gain reinvested in additional Fund shares or paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether paid in cash or reinvested in Fund shares.

    All distributions are reinvested at the Fund's net asset value as of the payment date of the distribution. All distributions are reinvested unless another option is selected. All distributions not reinvested are paid to the shareholder in cash and may be paid more than seven days following the date on which distributions would otherwise be reinvested.

TAXES

    Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, the Funds will not be liable for Federal income taxes on the net investment income and net capital gain distributed to its shareholders. Because the Funds intend to distribute substantially all of their net investment income and net capital gain each year, the Funds should avoid all Federal income and excise taxes.

    Dividends paid by the Funds out of their net investment income (including any realized net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net gain from capital assets held for more than one year over net loss from capital assets held for not more than one year) will be treated in the hands of shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

    Any dividend or distribution received by a shareholder reduces the net asset value of the shareholder's shares by the amount of the dividend or distribution. To the extent that the income or gain comprising a dividend or distribution was accrued by a Fund before the shareholder purchased the shares, the dividend or distribution would be in effect a return of capital to the shareholder. All dividends and distributions, including those that operate as a return of capital, however, are taxable as described above to the shareholder receiving them regardless of the length of time he may have held shares prior to the dividend or distribution.

    It is expected that a portion of a Fund's dividends to shareholders will qualify for the dividends received deduction for corporations.

    The Funds may be required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to the Fund is correct and that the shareholder is not subject to backup withholding.

    Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by the Funds will be mailed to shareholders shortly after the close of each year.

    The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisers.

8. OTHER INFORMATION

PERFORMANCE INFORMATION

    Each Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on a Fund's historical results and are not intended to indicate future performance. A Fund's yield measures the rate of income earned by the Fund as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income of a Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end the period. A Fund's total return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. A Fund also may advertise its total return over different periods of time or by means of aggregate, average, year by year, or other types of total return figures. Because average annual returns tend to smooth out variations in a Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. A Fund's advertised yield and total return may or may not reflect the maximum sales load applicable to the Fund. A computation of yield or total return that does not take into account the sales load paid by an investor will be higher than a computation based on the public offering price of the shares purchased that does not take into account payment of a sales load.

    Each Fund's advertisements may reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

    Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and in the view of FAdS would permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought. It is not expected that shareholders would suffer adverse financial consequences as a result of any changes in bank or bank affiliate service arrangements.

DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern time, on each Business Day by dividing the value of the Fund's net assets (i.e., the value of its portfolio securities and other assets less its liabilities) by the number of the Fund's shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by procedures approved by the Board. Purchases and redemptions are effected at the net asset value next-determined after any purchase or redemption order is accepted.

THE TRUST AND ITS SHARES

    The Trust was originally incorporated in Maryland on March 24, 1980, and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorga-nized as a Delaware business trust under the name Forum Funds.

    The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Funds) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 23 separate series.

    Each share of each fund of the Trust has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administrative expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

    From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                              [APPLICATION FORM
                                   PAGE 1]

                              [APPLICATION FORM
                                   PAGE 2]

                                                                       [GRAPHIC]


[LOGO]

INVESTMENT ADVISOR INFORMATION:
H.M. PAYSON & CO.
ONE PORTLAND SQUARE
P.O. BOX 31
PORTLAND, ME  04112
207-772-3761
800-456-6710







[LOGO]

SHAREHOLDER INFORMATION:
FORUM SHAREHOLDER SERVICES, LLC
P.O. BOX 446
PORTLAND, ME  04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)

[GRAPHIC]


                                      PROSPECTUS






                                        MAINE
                                      MUNICIPAL
                                      BOND FUND






                                        FORUM
                                        FUNDS
                                    AUGUST 1, 1998

FORUM FUNDS

MAINE MUNICIPAL BOND FUND

                                                                      PROSPECTUS

                                                                  August 1, 1998
--------------------------------------------------------------------------------

ACCOUNT INFORMATION AND SHAREHOLDER SERVICING:

       Forum Shareholder Services, LLC
       P.O. Box 446
       Portland, Maine 04112
       (207) 879-0001
       (800) 94FORUM
--------------------------------------------------------------------------------

This Prospectus offers shares of Maine Municipal Bond Fund (the "Fund"), a non-diversified series of Forum Funds (the "Trust"), an open-end, management investment company.

    MAINE MUNICIPAL BOND FUND seeks to provide shareholders with a high level of current income exempt from both Federal and Maine state income taxes (other than the alternative minimum tax), without assuming undue risk. The Fund invests principally in investment grade Maine municipal securities.

Shares of the Fund are offered to investors at a price equal to the next determined net asset value plus a maximum sales charge of 2.50% of the total public offering price (2.56% of the net amount invested).

This Prospectus sets forth concisely the information a prospective investor should know about the Trust and the Fund before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated August 1, 1998, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Fund and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated into this Prospectus by reference, is also available without charge by contacting Forum Shareholder Services, LLC, the Trust's transfer agent at the address and telephone numbers printed above.

    SHARES OF THE FUND ARE OFFERED ONLY TO RESIDENTS OF THE STATE OF MAINE.
                               TABLE OF CONTENTS

                                                            Page
                                                           -----
        1.   Prospectus Summary..........................          2
        2.   Financial Highlights........................          4
        3.   Investment Objective and Policies...........          5
        4.   Additional Investment Policies..............          9

                                                            Page
                                                           -----
        5.   Management..................................         11
        6.   Purchases and Redemptions of Shares.........         13
        7.   Distributions and Tax Matters...............         20
        8.   Other Information...........................         21
             Account Application.........................

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, OR ANY OTHER FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1. PROSPECTUS SUMMARY

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Fund is to provide shareholders with a high level of current income exempt from both Federal and Maine state income taxes (other than the alternative minimum tax), without assuming undue risk. The Fund invests principally in investment grade Maine municipal securities. It is anticipated that the average weighted maturity of all municipal securities in the Fund will normally range between five and 15 years. See "Investment Objective and Policies."

INVESTMENT ADVISER

    Forum Investment Advisors, LLC (the "Adviser") serves as the investment adviser to the Fund. The Adviser is located at Two Portland Square, Portland, Maine 04101. See "Management -- The Adviser."

FUND MANAGEMENT

    The administrator of the Trust is Forum Administrative Services, LLC ("FAdS") and the distributor of its shares is Forum Financial Services, Inc. ("FFSI"). Forum Shareholder Services, LLC (the "FSS") serves as the Trust's transfer agent, dividend disbursing agent and shareholder servicing agent and Forum Accounting Services, LLC ("FAcS') provides portfolio accounting services for the Trust. Each of FAdS, FFSI, FSS, and FAcS are located at Two Portland Square, Portland, Maine 04101. See "Management."

PURCHASES AND REDEMPTIONS

    Shares of the Fund are offered at the next-determined net asset value per share plus any applicable sales charge. Shares may be purchases or redeemed by mail, by bank-wire and through an investor's broker-dealer or other financial institution. The minimum initial investment is $2,000 and the minimum subsequent investment is $250. Shares may be redeemed without charge. See "Purchases and Redemptions of Shares."

EXCHANGE PROGRAM

    Shareholders of the Fund may exchange their shares without charge for the shares of certain other funds of the Trust. See "Purchases and Redemptions of Shares -- Exchanges."

DISTRIBUTIONS

    The Fund distributes its net investment income, if any, monthly and its net capital gain, if any, at least annually. All distributions are reinvested automatically in additional shares of the Fund at net asset value unless the shareholder has notified the Fund in his or her Account Application or otherwise in writing of the shareholder's election to receive distributions in cash. It is anticipated that substantially all of the dividends paid by the Fund will be exempt from Federal income tax and from Maine personal income tax. See "Distributions and Tax Matters."

CERTAIN RISK FACTORS

    There can be no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate as the value of the securities in which the Fund invests changes and will tend to vary inversely with movements in interest rates. The Fund is non-diversified and, therefore, has greater freedom to concentrate its investments in a limited number of issues than if it were a diversified fund. The Fund invests principally in the securities of Maine municipal issuers, which entails more risk than if the Fund were to invest in issuers with greater geographic diversity. See "Investment Objective and Policies -- Certain Risk Factors."

EXPENSES OF INVESTING IN THE FUND

    The purpose of the following table is to assist investors in understanding the various expenses that an investor in the Fund will bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES

  Maximum sales charge imposed on
    purchases (as a percentage of
    public offering price) (1)......      2.50%
  Exchange Fee......................       None

ANNUAL FUND OPERATING EXPENSES (2)
 (as a percentage of average net
 assets after applicable expense
 reimbursements and fee waivers)
  Management Fees...................      0.40%
  12b-1 Fees........................       None
  Other Expenses....................      0.20%
                                      ---------
  Total Fund Operating Expenses           0.60%

    (1) Certain shareholders may be eligible for reduced sales charges. See "Purchases and Redemptions of Shares -- Reduced Sales Charges."

    (2) The Annual Fund Operating Expenses are based upon expenses and assets of the Fund during its most recent fiscal year ended March 31, 1998. Management Fees include all investment advisory fees and administration fees. Absent certain expense reimbursements and fee waivers, Management Fees, Other Expenses and Total Fund Operating Expenses would be 0.67%, 0.81% and 1.48%, respectively. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time. For a further description of the various expenses incurred in the operation of the Fund, see "Management."

EXAMPLE

    Following is a hypothetical example that indicates the dollar amount of expenses that an investor in the Fund would pay assuming (1) a $1,000 investment in the Fund, (2) a 5% annual return, (3) the reinvestment of all distributions,
(4) the payment of the maximum initial sales charge and (5) full redemption at the end of each period:

 1 Year     3 Years    5 Years   10 Years
---------  ---------  ---------  ---------
   $31        $44        $58        $98

    THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED. The example is based on the expenses listed in the table. The 5% annual return is not a prediction of the Fund's projected returns; rather, it is required by government regulation.

2. FINANCIAL HIGHLIGHTS

    The following information represents selected data for a single share outstanding of the Fund. This information has been audited by Deloitte & Touche LLP, independent auditors. The financial statements and independent auditors' report thereon are incorporated by reference into the SAI. Further information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained from the Trust without charge by contacting the Fund's transfer agent.

                                                                     YEAR ENDED MARCH 31,
                                          ---------------------------------------------------------------------------
                                            1998       1997       1996       1995       1994       1993      1992(a)
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period....  $   10.73  $   10.72  $   10.47  $   10.37  $   10.55  $    9.98  $   10.00
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Investment Operations:
  Net Investment Income (Loss)..........       0.51       0.51       0.51       0.52       0.52       0.58       0.19
  Net Realized and Unrealized Gain
    (Loss) on Investments...............       0.33       0.01       0.25       0.11      (0.16)      0.57      (0.02)
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total from Investment Operations........       0.84       0.52       0.76       0.63       0.36       1.15       0.17
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Distributions from:
  Net Investment Income.................      (0.51)     (0.51)     (0.51)     (0.52)     (0.52)     (0.58)     (0.19)
  Net Realized Gain on Investments......      (0.01)        --         --      (0.01)     (0.02)        --         --
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total Distributions.....................      (0.52)     (0.51)     (0.51)     (0.53)     (0.54)     (0.58)     (0.19)
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period..........  $   11.05  $   10.73  $   10.72  $   10.47  $   10.37  $   10.55  $    9.98
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total Return(b).........................       7.94%      4.98%      7.34%      6.31%      3.42%     11.80%      5.27%(c)
Ratio/Supplementary Data:
Net Assets at End of Period (000's
  omitted)..............................  $  28,196  $  25,827  $  26,044  $  25,525  $  26,310  $  16,518  $   1,968
Ratios to Average Net Assets:
  Expenses Including
    Reimbursement/Waiver................       0.60%      0.60%      0.60%      0.50%      0.50%      0.40%      0.46%(c)
  Expenses Excluding
    Reimbursement/Waiver................       1.48%      1.56%      1.48%      1.40%      1.44%      1.98%      6.83%(c)
  Net Investment Income (Loss) Including
    Reimbursement/ Waiver...............       4.65%      4.77%      4.73%      5.08%      4.81%      5.25%      5.65%(c)
Portfolio Turnover Rate.................      16.34%     21.18%     34.07%     31.55%     13.47%      7.82%     15.24%

(a) The Fund commenced operations on December 5, 1991.

(b) Total return calculations do not include sales charges.

(c) Annualized.

3. INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

    The investment objective of the Fund is to provide shareholders with a high level of current income exempt from both Federal and Maine state income taxes (other than the alternative minimum tax), without assuming undue risk. Except during periods when the Fund assumes a temporary defensive position, the Fund will invest at least 80% of its total assets in securities the interest on which is exempt from Federal and Maine income tax. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

    The Fund pursues its objective by investing principally in investment grade debt obligations issued by the state of Maine and its political subdivisions, duly constituted authorities and corporations. These securities are generally known as "municipal securities" and include municipal bonds, notes and leases. It is anticipated that under normal circumstances substantially all of the Fund's assets will be invested in municipal securities the interest income from which is exempt from Federal income taxes and Maine state personal income taxes except when received by a shareholder in a taxable year for which the shareholder will be subject, for Federal or Maine income tax purposes, to the alternative minimum tax ("AMT").

    The market value of the municipal securities held by the Fund will be affected by changes in interest rates. Normally, a decline in interest rates produces an increase in market value, while an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The possibility exists, therefore, that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may be materially impaired.

    The yields of municipal securities depend on, among other things, conditions in the municipal securities market and fixed income markets generally, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Maine municipal securities may have yields slightly less than the municipal obligations of issuers located in other states because of the Maine state tax exemption on Maine issues.

    In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer average maturity is generally associated with a higher level of volatility in the market value of a municipal security. The average maturity of the Fund's portfolio will vary depending on anticipated market conditions. It is anticipated, however, that the average weighted maturity of all municipal securities in the Fund will normally range between five and 15 years.

    In addition to Maine municipal securities, the term municipal securities, as used in this Prospectus and in the SAI, also include securities issued by Puerto Rico, other United States territories or possessions and their subdivisions, authorities and corporations the income from which is not subject to Federal or Maine State income tax. No more than 25% of the Fund's total assets may be invested in issuers located in any one territory or possession of the United States.

    Under current Federal tax law, a distinction is drawn between municipal securities issued after August 7, 1986 to finance certain "private activi-ties" and other municipal securities. Private activity securities include securities issued to finance such projects as certain solid waste disposal facilities, student loan programs, and water and sewage projects. Interest income from certain of these securities is subject to the Federal AMT and similar treatment may apply for Maine AMT purposes. See "Dividends and Tax Matters." Because interest income on securities subject to the AMT is taxable to certain investors, it is expected, although there can be no guarantee, that these municipal securities generally will provide somewhat higher yields than other municipal securities of comparable quality and maturity that are not subject to the AMT.

CREDIT MATTERS

    Normally, at least 80% of the Fund's total assets will be invested in municipal bonds rated at the time of purchase within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A and
Baa), Standard & Poor's Corporation ("S&P") (AAA, AA, A and BBB) or Fitch IBCA, Inc. ("Fitch") (AAA, AA, A and BBB) or which are unrated and determined by the Adviser to be of comparable quality. Securities in those ratings are generally considered to be investment grade securities, although Moody's indicates that municipal securities rated Baa have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity by the issuer to make principal and interest payments with respect to debt rated in that category than is the case with higher grade debt. Unrated securities may not be as actively traded as rated securities. A further description of the ratings used by Moody's, S&P and Fitch is included in the SAI. The Fund only invests in municipal notes and other short-term municipal obligations in the two highest rating categories assigned by an NRSRO or which are unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in municipal bonds rated in the fifth or sixth highest rating category by an NRSRO or that are unrated and determined by the Adviser to be of comparable quality. These securities are not considered to be investment grade, have speculative or predominantly speculative characteristics and are commonly known as "Junk Bonds. "The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Advisor to be of comparable quality) only if the Adviser determines that retaining the security is in the best interests of the Fund.

    An unrated municipal security will be considered for investment by the Fund when the Adviser believes that the financial condition of the issuer of the obligation and the protection afforded by the terms of the obligation limit the risk to the Fund to a degree comparable to that of rated securities in which the Fund may invest. During its last fiscal year, the Fund had 75.85% of its average annual assets in municipal securities rated by Moody's or S&P and 10.91%% of its average annual assets in unrated investments, including cash and short-term cash equivalents which are often unrated. For that year, the Fund had the following percentages of its average annual net assets invested in rated securities:
Aaa/AAA -- 34.72%%, Aa/AA -- 41.41%%, A/A -- 2.25%%, and B/B -- 0.71%. For this purpose, securities with different ratings from Moody's and S&P were assigned the higher rating. This information reflects the average month end composition of the Fund's assets for the Fund's last fiscal year and is not necessarily representative of the Fund as of the end of last year, the current fiscal year or any other time.

MUNICIPAL BONDS

    Municipal bonds intended to meet longer term capital needs of the issuer can be classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are generally payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds also include private activity bonds ("PABs"), which are bonds issued by or on behalf of public authorities to finance various privately operated facilities. PABs are in most cases revenue bonds. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for payment. The Fund will acquire only PABs whose interest payments, in the opinion of the issuer's counsel, are exempt from Federal and Maine state income taxation (other than the AMT).

MUNICIPAL NOTES AND LEASES

    Municipal notes, which may be either "general obligation" or "revenue" securities, are intended to fulfill short-term capital needs and generally have original maturities of 397 days or less. They include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Municipal leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) are a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of long-term debt as described in the SAI. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds or notes as described in the SAI.

VARIABLE AND FLOATING RATE SECURITIES

    The securities in which the Fund invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by the Fund may be tied to various rates of interest or index.

    There may not be an active secondary market for certain floating or variable rate instruments, which could make it difficult for the Fund to dispose of an instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to an instrument. The Adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

PARTICIPATION INTERESTS

    The Fund may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests carry a demand feature backed by a letter of credit or guarantee of the bank or other institution permitting the holder to tender them back to the bank or other institution. The Fund will only purchase participation interests from Federal Deposit Insurance Corporation ("FDIC") insured banks having total assets of more than one billion dollars or from other financial institutions whose long-term debt securities are rated within the four highest rating categories of an NRSRO or which are unrated and determined by the Adviser to be of comparable quality. Prior to purchasing any participation interest, the Fund will obtain appropriate assurances from counsel retained by the Trust that the interest to be earned by the Fund from the obligations in which it expects to hold participation interests is exempt from Federal income tax.

STAND-BY COMMITMENTS

    The Fund may purchase municipal securities together with the right to resell them to the seller at an agreed upon price or yield within specified periods prior to their maturity dates. These rights to resell are commonly known as "stand-by commitments." The aggregate price which the Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. The Fund will enter into stand-by commitments only with banks or municipal securities dealers that in the opinion of the Adviser present minimal credit risks. The value of a stand-by commitment is dependent on the ability of the writer to meet its repurchase obligation.

CERTAIN RISK FACTORS

GEOGRAPHIC CONCENTRATION

    Because the Fund invests principally in Maine municipal securities, the Fund is more susceptible to factors adversely affecting issuers of those municipal securities than would be a comparable municipal securities portfolio having a lesser degree of geographic concentration. These risks arise from the financial condition of the state of Maine and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by the Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

    To the extent the Fund's investments are primarily concentrated in issuers located in Maine, the value of the Fund's shares may be especially affected by factors pertaining to Maine's economy and other factors specifically affecting the ability of issuers in Maine to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states.

    The ability of state, county or local governments and quasi-governmental agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within the state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of Federal, state and local aid to governmental issuers may also affect their ability to meet obligations. Payments of principal of and interest on private activity securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political or demographic conditions in the state.

DIVERSIFICATION MATTERS

    The Fund is non-diversified, which means that it has greater latitude than a diversified fund with respect to the investment of its assets in the securities of a relatively small number of municipal issuers. As a non-diversified portfolio, the Fund may present greater risks than a diversified fund. The Fund's diversification requirements provide that, as of the last day of each fiscal quarter, with respect to 50% of its assets, the Fund may not own the securities of a single issuer, other than a U.S. Government Security, with a value of more than 5% of the Fund's total assets. "U.S. Govern-ment Securities" means any obligation issued or guaranteed as to principal and interest by the United States Government or by any of its agencies or instrumentalities. Except for U.S. Government securities, no more than 25% of the total assets of the Fund may be invested in securities of any one issuer. These limitations do not apply to securities of an issuer payable solely from the proceeds of escrowed U.S. Government securities. The Fund will be subject to a greater risk of loss if an issuer in which the Fund invests a substantial amount of its assets is unable to make interest or principal payments or if the market value of securities declines.

INFORMATION CONCERNING THE STATE OF MAINE

    In 1991, citing declines in key financial indicators and continued softness in the Maine economy, S&P lowered its credit rating for Maine general obligations from AAA to AA+, and at the same time lowered its credit rating on bonds issued by the Maine Municipal Bond Bank and the Maine Court Facilities Authority, and on State of Maine Certificates of Participation for highway equipment from AA to A+. In August 1993, citing the "effects of protracted economic slowdown and the expectation that Maine's economy will not soon return to the pattern of robust growth evident in the mid-1980s," Moody's lowered its credit rating for Maine general obligations from Aa1 to Aa. At the same time, Moody's lowered from Aa1 to Aa the ratings assigned to state-guaranteed bonds of the Maine School Building Authority and the Finance Authority of Maine, and confirmed at A1 the ratings assigned to the bonds of the Maine Court Facilities Authority and State of Maine Certificates of Participation. On May 13, 1997, Moody's "confirmed and refined from Aa to Aa3" Maine's general obligation bond rating in accord with a new national rating system published by Moody's on January 13, 1997. On June 5, 1998, Moody's raised its credit rating on Maine general obligations bonds from Aa3 to Aa2. Since 1996, Maine general obligation bonds also have been rated by Fitch. Fitch has assigned a rating of AA to Maine general obligation bonds. There can be no assurance that Maine general obligations or the securities of any Maine political subdivision, authority or corporation owned by the Fund will be rated in any category or will not be downgraded by an NRSRO. Further information concerning the State of Maine is contained in the SAI.

4. ADDITIONAL INVESTMENT POLICIES

    The investment objective and all investment policies of the Fund that are designated as fundamental may not only be changed with the approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of the Fund's outstanding voting securities means the lesser of (1) 67% of the shares of the Fund present or represented at a shareholders' meeting at which the holders of more than 50% of the shares are present or represented, or
(2) more than 50% of the outstanding shares of the Fund. Unless otherwise indicated, investment policies of the Fund are not fundamental and may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. For more information concerning shareholder voting, see "Other Information -- The Trust and Its Shares."

    The Fund may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but, as a fundamental policy, not in excess of 33 1/3% of the value of the Fund's total assets. Borrowing for purposes other than meeting redemption requests may not exceed 10% of the value of the Fund's total assets. The Fund may invest no more than 15% of its net assets in illiquid securities, including repurchase agreements not entitling the Fund to the payment of principal within seven days. The Fund may hold cash pending investment and may invest up to 10% of its total assets in money market mutual funds that invest in municipal securities exempt from Federal income taxes. The Fund may enter into repurchase agreements, which are transactions in which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later, and may lend its securities to other persons.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

    The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within three months after the transaction. The Fund purchases securities on a when-issued or forward commitment basis only with the intention of actually receiving or delivering the securities, as the case may be. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities.

    During the period between a commitment and settlement, no payment is made for the securities purchased and, thus, no dividend or interest accrues to the purchaser from the transaction. However, at the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver or pay for a security purchased or sold by the Fund may result in a loss or a missed opportunity to make an alternative investment. Any significant commitment of the Fund's assets committed to the purchase of securities on a when-issued or forward commitment basis may increase the volatility of its net asset value.

    The use of when-issued transactions and forward commitments may enable the Fund to hedge against anticipated changes in interest rates and prices. If the Adviser were to forecast incorrectly the direction of interest rate movements, however, the Fund might be required to complete these transactions at prices inferior to the current market values. No when-issued or forward commitments will be made by the Fund if, as a result, more than 15% of the value of the Fund's total assets would be committed to such transactions.

    The Fund's use of when-issued securities and forward commitments entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, the Fund might suffer a loss. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when it believes the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks.

TEMPORARY DEFENSIVE POSITION

    Generally, the Fund may invest up to 20% of its net assets in cash or cash equivalents. When business or financial conditions warrant (i.e. when issues of sufficient quality and liquidity are not available), the Fund may assume a temporary defensive position and invest up to all of its assets in cash or prime quality cash equivalents, including (1) short-term U.S. Government securities,
(2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States, (3) commercial paper, (4) repurchase agreements covering any of the securities in which the Fund may invest directly and (5) to the extent permitted by the Investment Company Act of 1940, money market mutual funds. During periods when and to the extent that the Fund has assumed a temporary defensive position, it will not be pursuing its investment objective and shareholders may be subject to Federal and Maine tax on a portion of their income dividends received from the Fund.

CORE AND GATEWAY-REGISTERED TRADEMARK-

    The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund, upon future action by the Board and notice to shareholders, may convert to this structure, in which the Fund would hold as its only investment securities the shares of another investment company having substantially the same investment objective and policies as the Fund. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders.

PORTFOLIO TURNOVER

    The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on market conditions. From time to time the Fund may engage in active short-term trading to benefit from yield disparities among different issues of debt securities, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. This type of trading will increase the Fund's portfolio turnover rate and transaction costs and may increase the Fund's capital gains, which are not tax-exempt when distributed to shareholders. The Adviser weighs the anticipated benefits of short-term investments against these consequences. The Fund's portfolio turnover rate is reported under "Financial Highlights."

5. MANAGEMENT

    The business and affairs of the Fund are managed under the direction of the Board. The Board formulates the general policies of the Fund and generally meets quarterly to review the results of the Fund, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust. Information about the Trustees and the officers of the Trust is in the SAI under "Management -- Trustees and Officers."

THE ADVISER

    Forum Investment Advisors, LLC, serves as investment adviser to the Fund under an investment advisory agreement with the Trust. Subject to the general supervision of the Board, the Adviser makes investment decisions for the Fund and is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.40% of the Fund's average daily net assets.

    Leslie C. Berthy is Managing Director of the Adviser and has been responsible for the day-to-day management of the Fund's portfolio since its inception in 1989. Prior to his association with the Adviser, Mr. Berthy was Managing Director and Co-Chief Executive Officer of Irwin Union Capital Corp., an affiliate of Irwin Union Bank & Trust Co.

    As of the date of this Prospectus, each of the Adviser, FAdS, FFSI, FSS and FAcS was controlled by John Y. Keffer, President and Chairman of the Trust and was located at Two Portland Square, Portland, Maine, 04101. As of June 30, 1998, the Adviser provided investment advisory services to registered investment companies with assets of approximately $1.7 billion.

THE ADMINISTRATOR

    On behalf of the Fund, the Trust has entered into an Administration Agreement with FAdS. Under the agreement, FAdS is responsible for the supervision of the overall management of the Trust and providing the Trust with general office facilities, necessary personnel to help ensure the effective operation of the Trust as well as persons satisfactory to the Board to serve as officers of the Trust. For these services, FAdS is entitled to receive a fee from the Fund computed and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets.

    Under a Fund Accounting Agreement with the Trust, Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Fund, including determination of the Fund's net asset value. For its services FAcS is entitled to receive a fee at an annual rate of $36,000 subject to adjustments for the number and type of portfolio transactions.

    As of June 30, 1998, FAdS and its affiliates provided management, administration and distribution services to registered investment companies and collective investment funds with assets of approximately $38 billion.

THE DISTRIBUTOR

    Under a Distribution Agreement with the Trust, FFSI acts as distributor of the Fund's shares and is the agent of the Trust in connection with the offering of shares of the Fund. For these services, FFSI receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's shares. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Processing Organizations") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICES

    Shareholder inquiries and communications concerning the Fund may be directed to ("FSS"). Under a Transfer Agency and Services Agreement with the Trust, FSS acts as the Fund's transfer agent and dividend disbursing agent. FSS maintains an account for each shareholder of record, where all shares purchased are credited, together with any distributions that are reinvested in additional shares. FSS also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. For its services, FSS is entitled to receive a fee at an annual rate of 0.25% of the Fund's average daily net assets plus $12,000 per year and annual shareholder fees of $18.00 per shareholder account.

EXPENSES OF THE TRUST

    The Trust is obligated to pay for all of its expenses. The Fund's expenses comprise Trust expenses attributable to the Fund and expenses not attributable to any particular portfolio of the Trust, which are allocated among the Fund and the portfolios in proportion to their average net assets. The Fund's expenses include: interest charges; taxes; brokerage fees and commissions; certain insurance premiums; applicable fees and expenses under the Trust's contracts with the Adviser, FAdS, FSS and any custodian; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; auditing, legal and compliance expenses; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; compensation of certain of the Trust's trustees, officers and employees and other personnel performing services for the Trust; and registration fees and related expenses.

    The Adviser, FAdS, FSS, and FAcS, in their sole discretion, may waive all or any portion of their respective fees, which are accrued daily and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

YEAR 2000

    Like other mutual funds, financial and other business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers to the Fund do not properly process and calculate date related information and data from and after January 1, 2000. The Adviser and FAdS are taking steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

6. PURCHASES AND REDEMPTIONS OF SHARES

Investments in the Fund may be made either by an investor directly or through certain brokers and financial institutions of which the investor is a customer. All transactions in Fund shares are effected through FSS, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES

    Fund shares are sold at a price equal to their net asset value next-determined after acceptance of an order plus any applicable sales charge on all weekdays except days when the New York Stock Exchange is closed ("Business Day"). Normally, the New York Stock Exchange is closed on New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Fund shares are issued immediately after an order for the shares in proper form is accepted by FSS. The Fund's net asset value is calculated at 4:00 p.m., Eastern Time on each Business Day. Fund shares become entitled to receive dividends on the next Business Day after the order is accepted.

    The Fund reserves the right to reject any subscription for the purchase of its shares. Share certificates are only issued to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS

    Fund shares may be redeemed without charge at their net asset value on any Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the Fund's next-determined net asset value after FSS receives the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to receive dividends declared after the day on which the redemption becomes effective.

    Normally, redemption proceeds are paid immediately, but in no event later than seven days after a redemption order is accepted. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check and mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

    Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board deter-mines that payment in cash would be detrimental to the best interests of the Fund. The Trust will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90-day period.

    The Trust employs reasonable procedures to ensure that telephone orders are genuine, including the recording of certain transactions. If the Trust did not employ such procedures it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, the telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS.

    Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

PURCHASE AND REDEMPTION PROCEDURES

    The following purchase and redemption procedures and shareholder services apply to investors who invest in the Fund directly. These investors may open an account by completing the account application at the back of this Prospectus or by contacting FSS at the address on the first page of this Prospectus. For those shareholder services not referenced on the account application or to change information on a shareholder's account (such as addresses), investors should request an Optional Services Form from FSS.

INITIAL PURCHASE OF SHARES

    There is a $2,000 minimum for initial investments in the Fund.

    MAIL. Investors may send a check made payable to the Trust along with a completed account application for the Fund to FSS at the address on the first page of this Prospectus. Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, FSS or FFSI.

    BANK WIRE. To make an initial investment in the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

 BankBoston
 Boston, Massachusetts
 ABA# 011000390
 For Credit To: Forum Shareholder Services, LLC
 Account #: 541-54171
     Re: Maine Municipal Bond Fund
     (Investor's Name)
     (Investor's Account Number)

    The investor should then promptly complete and mail the account application. Investors planning to wire funds should instruct the bank early in the day so the wire transfer can be received prior to 4:00 p.m., Eastern time, on the same day. The bank may impose a charge for transmitting payment by wire, and there also may be a charge for the use of Federal funds.

SUBSEQUENT PURCHASES OF SHARES

    There is a $250 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check, by sending a wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone the

Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

    AUTOMATIC INVESTMENT. Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from FSS. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.

REDEMPTION OF SHARES

    Shareholders that wish to redeem shares by telephone or receive redemption proceeds by wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

    MAIL. Shareholders may make a redemption in any amount by sending a written request to FSS accompanied by any share certificate that was issued to the shareholder. All share certificates submitted for redemption must be signed by the shareholder with a signature guarantee. All written requests for redemption, must be signed by the shareholder, and in some cases, must have a signature guarantee. See "Purchases and Redemptions of Shares -- Other Redemption Matters."

    TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FSS at (207) 879-0001 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shares are registered, the shareholder's social security or taxpayer identification number. The Trust or FSS may employ other procedures such as recording certain transactions to ensure telephone instructions are genuine. If such procedures are followed, neither the Trust nor FSS will be liable for any losses due to unauthorized or fraudulent redemption requests. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

    BANK WIRE. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal funds wire to a bank account designated on the shareholder's account application. To request wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege on the account application. Redemption proceeds are transmitted by wire on the next business day after the redemption request in proper form is received by FSS.

    AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds are sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution that is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to FSS.

    OTHER REDEMPTION MATTERS. To protect shareholders and the Fund against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the fol-lowing transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; or (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

    Signature guarantees may be provided by any eligible institution acceptable to FSS, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

    FSS will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be canceled.

SALES CHARGES

    The public offering price for shares of the Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of dividends or other distributions. The sales charge is assessed for the Fund as follows:

                                 SALES CHARGE
                                   AS % OF
                           ------------------------
                             PUBLIC
                            OFFERING     NET ASSET      DEALERS'
   AMOUNT OF PURCHASE         PRICE       VALUE*       REALLOWANCE
-------------------------  -----------  -----------  ---------------
less than $50,000........        2.50%        2.56%          2.50%
$50,000 but less than
 $100,000................        2.25         2.30           2.25
$100,000 but less than
 $500,000................        2.00         2.04           2.00
$500,000 but less than
 $1,000,000..............        1.50         1.52           1.50
$1,000,000 and up........        0.50         0.50           0.40

* Rounded to the nearest one-hundredth percent.

    FFSI's commission is the sales charge shown above less any applicable discount reallowed to Processing Organizations (including banks and bank affiliates purchasing shares as principal or agent). Normally, FFSI will reallow discounts to Processing Organizations in the amounts indicated in the table above. From time to time, however, FFSI may elect to reallow the entire sales charge to Processing Organizations for all sales with respect to which orders are placed with FFSI during a particular period. The dealers' reallowance may be changed from time to time.

    In addition, from time to time and at its own expense, FFSI may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging,
(2) tickets for entertainment events and (3) merchandise.

    No sales charge will be assessed on purchases made for investment purposes by: (1) any bank, trust company, savings association or similar institution with whom FFSI has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan); (2) any registered investment adviser with whom FFSI has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts; (3) any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services; (4) any broker-dealer with whom FFSI has entered into a Processing Organization Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients; (5) directors and officers of the Trust; directors, officers and full-time employees of the Advisor, FFSI, any of their affiliates or any organization with which FFSI has entered into a Processing Organization Agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative; (6) any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment; (7) persons who exchange into the Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program, See "Purchases and Redemptions of Shares - Exchange Program;" and (8) employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended. The Trust may require appropriate documentation from an investor concerning that investor's eligibility to purchase Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

    In addition to incurring a possible fee charge, investors who purchase shares through a Processing Organization will be subject to the procedures of their Processing Organization, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. These investors should acquaint themselves with their Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Processing Organization. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their Processing Organization's and the Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer Processing Organizations are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by the Fund. Certain other Processing Organizations may also enter purchase orders with payment to follow.

    Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states permit shares of the Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

REDUCED SALES CHARGES

    For an investor to qualify for a reduced sales charge as described below, the investor must notify FSS at the time of purchase. Programs for reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings.

    RIGHTS OF ACCUMULATION. An investor's purchase of additional shares of the Fund may qualify for rights of accumulation ("ROA") wherein the applicable sales charge will be based on the total of the investor's current purchase and the net asset value (at the end of the previous Business Day) of all Fund shares held by the investor. For example, if an investor owned shares of the Fund worth $400,000 at the then current net asset value and purchased shares of the Fund worth an additional $50,000, the sales charge for the $50,000 purchase would be at the 2% rate applicable to a single $450,000 purchase, rather than at the 2.50% rate. To qualify for ROA on a purchase, the investor must inform FSS and supply sufficient information to verify that each purchase qualifies for the privilege or discount.

    LETTER OF INTENT. Investors may also obtain reduced sales charges based on cumulative purchases by means of a written Letter of Intent ("LOI"), which expresses the investor's intention to invest $100,000 or more within a period of 13 months in shares of the Fund. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI.

    An LOI is not a binding obligation upon the investor to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the LOI will be held subject to a registered pledge (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased within 13 months. Pledged shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the shares will be released from pledge. Share certificates are not issued for shares purchased under an LOI. Investors wishing to enter into an LOI can obtain a form of LOI from their broker or financial institution or by contacting FSS.

EXCHANGES

EXCHANGE PROCEDURES

    Fund shareholders are entitled to exchange their shares for shares of any other fund of the Trust or any other fund that participates in the exchange program and whose shares are eligible for sale in the shareholder's state of residence. Exchanges may only be made between accounts registered in the same name. When a shareholder exchanges shares, a completed account application must be submitted to open a new account in a fund if the shareholder requests any shareholder privilege not associated with the existing account. Exchanges are subject to the fees and the restrictions (including minimum investment requirements) listed in the prospectus for, the fund into which a shareholder is exchanging. The Fund does not charge for exchanges and there is currently no limit on the number of exchanges a shareholder may make.

    The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined after all proper instructions and any necessary supporting documents by the fund whose shares are being exchanged are received by FSS.

    If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of a fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange.

Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

    MAIL. Exchanges may be accomplished by written instruction to FSS accompanied by any share certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with a signature guarantee.

    TELEPHONE. Exchanges may be accomplished by telephone by any shareholder that has elected telephone exchange privileges by calling FSS at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

PURCHASES AND REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS

    Shares may be purchased and redeemed through certain broker-dealers, banks, trust companies and their affiliates, and other financial institutions, including affiliates of FSS . Processing Organizations may receive as a dealer's reallowance a portion of the sales charge paid by their customers who purchase Fund shares. In addition, Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

    Investors who purchase shares through a Processing Organization may be charged a fee if they effect transactions in Fund shares through a broker or agent and will be subject to the procedures of their Processing Organization, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. These investors should acquaint themselves with their Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Processing Organization. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their Processing Organization's and the Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer Processing Organizations are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by the Fund. Certain other Processing Organizations may also enter purchase orders with payment to follow.

    Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states permit shares of the Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

7. DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

    Distributions of the Fund's net investment income, if any, are declared daily and paid monthly. Any distributions of net capital gain realized by the Fund are distributed annually.

    Shareholders may choose either to have all distributions of net investment income reinvested in additional Fund shares or paid in cash or to have distributions of net capital gain reinvested in additional fund shares or paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether paid in cash or reinvested in Fund shares.

    All distributions are reinvested at the Fund's net asset value as of the payment date. All distributions are reinvested unless another option is selected. All distributions not reinvested are paid to the shareholder in cash and may be paid more than seven days following the date on which distributions would otherwise be reinvested.

TAXES

    The Fund intends to continue to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, the Fund will not be liable for Federal income taxes on the net investment income and net capital gain distributed to its shareholders. Because the Fund intends to distribute substantially all of its net investment income and net capital gain each year, the Fund should avoid all Federal income and excise taxes.

DIVIDENDS OF TAX-EXEMPT INTEREST AND RELATED MATTERS

    Shareholders generally will not be subject to Federal income tax on dividends paid by the Fund out of tax-exempt interest income earned by the Fund ("exempt-interest dividends"), assuming certain requirements are met by the Fund. Substantially all of the dividends paid by the Fund are anticipated to be exempt from Federal income taxes and from Maine personal income tax. However, exempt-interest dividends paid by the Fund to shareholders that are financial institutions are subject to the Maine franchise tax.

    Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity bonds held by the Fund may be subject to Federal income tax on their pro rata share of the interest income from these bonds and should consult their tax advisors before purchasing shares of the Fund. Under current Federal tax law, interest on certain private activity bonds is treated as an item of tax preference for purposes of the Federal AMT imposed on individuals and corporations. In addition, interest on all tax-exempt obligations is included in the "adjusted current earnings" of corporations for Federal AMT purposes. The Maine AMT is based in part on Federal AMT income.

OTHER DISTRIBUTIONS

    Dividends paid by the Fund out of its taxable net investment income (including any realized net short-term capital gain) are taxable to shareholders as ordinary income for Federal income tax purposes. Distributions of realized net long-term capital gain, if any, are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder may have held shares in the Fund. If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares and will be treated as long-term capital loss to the extent of any long-term capital gain distribution received on those shares.

    Any capital gain distribution received by a shareholder reduces the net asset value of the shareholder's shares by the amount of the distribution. To the extent that capital gain was accrued by the Fund before the shareholder purchased the shares, the distribution would be in effect a return of capital to the shareholder. Capital gain distribu-tions, including those that operate as a return of capital, however, are taxable to the shareholder receiving them.
OTHER TAX MATTERS
    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for Federal income tax purposes.
    The Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to the Fund is correct and that the shareholder is not subject to backup withholding.

    Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each year. This includes a statement advising each shareholder of the portion of total dividends paid into the shareholder's account that is exempt from Federal income tax and that is derived from Maine municipal securities and from other sources. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

TAX-FREE INCOME VS. TAXABLE INCOME

    The table below shows approximate equivalent taxable and tax-free yields at various approximate combined marginal Federal and Maine tax bracket rates. For example, an investor in the 39.5% combined tax bracket for 1998 whose investments earn a 5% tax-free yield would have to earn a 8.3% taxable yield to receive the same benefit from a non-tax-exempt investment.

                        1998 COMBINED FEDERAL AND MAINE
                          TAXABLE VS. TAX-FREE YIELDS

                                         A Tax Free Yield of
                                    ------------------------------
                                    4.0%    4.5%    5.0%     5.5%
                                    ----    ----    -----    -----
 Combined Marginal Federal and        equals a taxable yield of
       Maine Tax Bracket                    approximately
         ------------               ------------------------------
             48.1%                  7.7%    8.7%     9.6%    10.6%
             44.5%                  7.2%    8.1%     9.0%     9.9%
             39.5%                  6.6%    7.4%     8.3%     9.1%
             36.5%                  6.3%    7.1%     7.9%     8.7%

    The yields listed are for illustration only and are not necessarily representative of the Fund's yield. Although the Fund primarily invests in securities the interest from which is exempt from both Federal and Maine state income taxes, some of the Fund's investments may generate taxable income. An investor's tax bracket will depend upon the investor's taxable income. The figures set forth above do not reflect the Federal or Maine alternative minimum taxes or any state or local income taxes other than Maine state individual income taxes.

    The foregoing is only a summary of some of the important Federal and Maine tax considerations generally affecting the Fund and its shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

8. OTHER INFORMATION

PERFORMANCE INFORMATION

    The Fund's performance may be quoted in advertising in terms of yield or total return. Both types are based on historical results and are not intended to indicate future performance. The Fund's yield is a way of showing the rate of income earned by the Fund as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income of the Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end of the period. The Fund may also quote tax equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yields after taxes. A tax equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated Federal, state or combined Federal and state tax rate. Total return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. The Fund also may advertise its total return over different periods of time on a before-tax or after-tax basis or by means of aggregate, average, year by year, or other types of total return figures. Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. The Fund's advertised yield and total return may or may not reflect the maximum sales load applicable to the Fund. A computation of yield or total return that does not take into account the sales load paid by an investor will be higher than a computation based on the public offering price of shares purchased that does take into account payment of a sales load.

    The Fund's advertisements may reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Fund may be compared to recognized indices of market performance. The comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

    Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and in the view of FAdS would permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought. It is not expected that shareholders would suffer adverse financial consequences as a result of any changes in bank or bank affiliate service arrangements.

DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of the Fund as of 4:00 p.m., Eastern Time, on each Business Day by dividing the value of the Fund's net assets (i.e., the value of its portfolio securities and other assets less its liabilities) by the number of the Fund's shares outstanding at the time the determination is made. Securities owned by the Fund for which market quotations are readily available are valued at current market value, or, in their absence, at fair value as determined by procedures approved by the Board.

THE TRUST AND ITS SHARES

    The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust under the name Forum Funds.

    The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 23 separate series.

    Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio, except if the matter affects only one portfolio or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

    From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                              [APPLICATION FORM
                                   PAGE 1]

                              [APPLICATION FORM
                                   PAGE 2]

                                                                       [GRAPHIC]




[LOGO]

SHAREHOLDER INFORMATION:
FORUM SHAREHOLDER SERVICES, LLC
P.O. BOX 446
PORTLAND, ME  04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)

[GRAPHIC]

                                     PROSPECTUS


                                   NEW HAMPSHIRE
                                     BOND FUND


                                       FORUM
                                       FUNDS

                                   AUGUST 1, 1998

FORUM FUNDS

NEW HAMPSHIRE BOND FUND

                                                                      PROSPECTUS

                                                                  August 1, 1998
--------------------------------------------------------------------------------

ACCOUNT INFORMATION AND SHAREHOLDER SERVICING:

       Forum Shareholder Services, LLC
       P.O. Box 446
       Portland, Maine 04112
       (207) 879-0001
       (800) 94FORUM
--------------------------------------------------------------------------------

This Prospectus offers shares of New Hampshire Bond Fund (the "Fund"), a non-diversified series of Forum Funds (the "Trust"), an open-end, management investment company.

    NEW HAMPSHIRE BOND FUND seeks to provide shareholders with a high level of current income exempt from both Federal income taxes (other than the alternative minimum tax) and New Hampshire state interest and dividends taxes. The Fund invests principally in investment grade New Hampshire municipal securities.

Shares of the Fund are offered to investors at a price equal to the next-determined net asset value plus a maximum sales charge of 2.50% of the total public offering price (2.56% of the net amount invested).

This Prospectus sets forth concisely the information a prospective investor should know about the Trust and the Fund before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated August 1, 1998, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Fund and is available together with other related materials for referenced on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated by reference into this prospectus, is available without charge by contacting Forum Shareholder Services, LLC, the Fund's transfer agent, at the address and telephone numbers printed above.

SHARES OF THE FUND ARE OFFERED ONLY TO RESIDENTS OF THE STATE OF NEW HAMPSHIRE.
                               TABLE OF CONTENTS

                                                            PAGE
                                                         ----------
        1.   Prospectus Summary..........................          2
        2.   Financial Highlights........................          4
        3.   Investment Objective and Policies...........          5
        4.   Additional Investment Policies..............          9

                                                            PAGE
                                                         ----------
        5.   Management..................................         11
        6.   Purchases and Redemptions of Shares.........         12
        7.   Distributions and Tax Matters...............         19
        8.   Other Information...........................         21

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, OR ANY OTHER FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1. PROSPECTUS SUMMARY

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Fund is to provide shareholders with a high level of current income exempt from both Federal income taxes (other than the alternative minimum tax) and New Hampshire state interest and dividends taxes. The Fund invests principally in investment grade New Hampshire municipal securities. It is anticipated that the average weighted maturity of all municipal securities in the Fund's portfolio will normally range between five and 15 years. See "Investment Objective and Policies."

INVESTMENT ADVISER

    Forum Investment Advisors, LLC (the "Adviser") serves as the investment adviser to the Fund. The Adviser is located at Two Portland Square, Portland, Maine 04101. See "Management -- The Adviser".

FUND MANAGEMENT

    The administrator of the Trust is Forum Administrative Services, LLC ("FAdS") and distributor of its shares is Forum Financial Services, Inc. ("FFSI"). Forum Shareholder Services, LLC (the "FSS") serves as the Trust's transfer agent, dividend disbursing agent and shareholder servicing agent and Forum Accounting Services, LLC (FAcS") provides portfolio accounting services for the Trust. Each of the Adviser, FAdS, FFSI, FSS, and FAcS are located at Two Portland Square, Portland, Maine 04101. See "Management."

PURCHASES AND REDEMPTIONS

    Shares of the Fund are offered at the next-determined net asset value per share plus any applicable sales charge. Shares may be purchased or redeemed by mail, by bank-wire and through an investor's broker-dealer or other financial institution. The minimum initial investment is $2,000 and the minimum subsequent investment is $250. Shares may be redeemed without charge. See "Purchases and Redemptions of Shares."

EXCHANGE PROGRAM

    Shareholders of the Fund may exchange their shares without charge for the shares of certain other funds of the Trust. See "Purchases and Redemptions of Shares -- Exchanges."

DISTRIBUTIONS

    The Fund distributes its net investment income, if any, monthly and its net capital gains, if any, at least annually. All distributions are reinvested automatically in additional shares of the Fund at net asset value unless a shareholder has notified the Fund in his or her Account Application or otherwise in writing of the shareholder's intention to receive distributions in cash. It is anticipated that substantially all of the dividends paid by the Fund will be exempt from Federal income tax and from New Hampshire state interest and dividends taxes. See "Distributions and Tax Matters."

CERTAIN RISK FACTORS

    There can be no assurance that the Fund will achieve its investment objective. The Fund's net asset value and total return will fluctuate as the value of the securities in which the Fund invests changes and will tend to vary inversely with movements in interest rates. The Fund is non-diversified and, therefore, has greater freedom to concentrate its investments in a limited number of issues than if it were diversified. The Fund invests principally in the securities of New Hampshire municipal issuers, which entails more risk than if the Fund were to invest in issuers with greater geographic diversity. See "Investment Objective and Policies -- Certain Risk Factors."

EXPENSES OF INVESTING IN THE FUND

    The purpose of the following table is to assist investors in understanding the various expenses that an investor in the Fund will bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES
  Maximum sales charge imposed on
    purchases (as a percentage of
    public offering price)(1)......       2.50%
  Exchange Fee.....................        None
ANNUAL FUND OPERATING EXPENSES (2)
 (as a percentage of average net
 assets after applicable expense
 reimbursements and fee waivers)
  Management Fees..................       0.40%
  12b-1 Fees.......................        None
  Other Expenses...................       0.20%
                                     -----------
  Total Fund Operating Expenses....       0.60%

    (1) Certain shareholders may be eligible for reduced sales charges. See "Purchases and Redemptions of Shares -- Reduced Sales Charges."

    (2) The Annual Fund Operating Expenses are based upon expenses and assets of the Fund during its most recent fiscal year ending March 31, 1998. Management Fees includes all investment advisory fees and administration fees. Absent certain expense reimbursements and fee waivers, Management Fees, Other Expenses and Total Fund Operating Expenses would be 0.67%, 1.13% and 1.81%, respectively. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time. For a further description of the various expenses incurred in the operation of the Fund, see "Management."

EXAMPLE

    Following is a hypothetical example that indicates the dollar amount of expenses that an investor in the Fund would pay assuming (1) a $1,000 investment in the Fund, (2) a 5% annual return, (3) the reinvestment of all distributions,
(4) the payment of the maximum initial sales charge and (5) full redemptions at the end of each period:

  1 Year   3 Years   5 Years   10 Years
  ------   -------   -------   --------
    $31      $44       $58       $98

    THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED. The example is based on the expenses listed in the Annual Fund Operating Expenses table. The 5% annual return is not a prediction of and does not represent the Fund's projected returns; rather, it is required by government regulation.

2. FINANCIAL HIGHLIGHTS

    The following information represents selected data for a single share outstanding of the Fund. This information has been audited by Deloitte & Touche LLP, independent auditors. The financial statements and independent auditors' report thereon are incorporated by reference into the SAI. Further information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained from the Trust without charge by contacting the Fund's transfer agent.

                                                                    YEAR ENDED MARCH 31,
                                          -------------------------------------------------------------------------
                                            1998         1997          1996          1995        1994      1993(a)
                                          ---------   ----------   -------------   ---------   --------   ---------
Net Asset Value, Beginning of Period....    $ 10.31      $ 10.33       $   10.08     $  9.96    $ 10.01   $10.00
Investment Operations:
  Net Investment Income (Loss)..........       0.47         0.48            0.48        0.49       0.51     0.12
  Net Realized and Unrealized Gain
    (Loss) on Investments...............       0.43        (0.02)           0.25        0.12      (0.03)    0.01
Total from Investment Operations........       0.90         0.46            0.73        0.61       0.48     0.13
Distributions from:
  Net Investment Income.................      (0.48)       (0.48)          (0.48)      (0.49)     (0.51)   (0.12)
  Net Realized Gain on Investments......         --           --              --          --      (0.02)      --
Total Distributions.....................      (0.48)       (0.48)          (0.48)      (0.49)     (0.53)   (0.12)
Net Asset Value, End of Period..........    $ 10.73      $ 10.31       $   10.33     $ 10.08    $  9.96   $10.01
                                          ---------   ----------          ------   ---------   --------   ---------
                                          ---------   ----------          ------   ---------   --------   ---------
Total Return(b).........................       8.84%        4.56%           7.36%       6.32%      4.75%    5.55%(c)
Ratio/Supplementary Data:
Net Assets at End of Period (000's
  omitted)..............................    $12,908      $ 8,691       $   6,903     $ 5,276    $ 3,555     $442
Ratios to Average Net Assets:
  Expenses Including
    Reimbursement/Waiver................       0.60%        0.60%           0.60%       0.46%      0.34%    0.50%(c)
  Expenses Excluding
    Reimbursement/Waiver................       1.81%        2.22%           2.26%       2.19%      4.33%   30.85%(c)
  Net Investment Income (Loss) Including
    Reimbursement/Waiver................       4.45%        4.65%           4.65%       4.95%      4.68%    4.96%(c)
  Portfolio Turnover Rate...............      22.99%       53.46%          34.31%      37.59%      9.60%      --

(a) The Fund commenced operations on December 31, 1992.

(b) Total return calculations do not include sales charges.

(c) Annualized.

3. INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

    The investment objective of the Fund is to provide shareholders with a high level of current income exempt from both Federal income taxes (other than the alternative minimum tax) and New Hampshire state interest and dividends taxes. The Fund anticipates that all of its income will be exempt from New Hampshire state interest and dividends taxes and that a substantial portion of its income will be exempt from New Hampshire state business profits taxes. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

    The Fund pursues its objective by investing principally in investment grade debt obligations issued by the state of New Hampshire and its political subdivisions, duly constituted authorities and corporations. These securities are generally known as "municipal securities" and include municipal bonds, notes and leases. It is anticipated that under normal circumstances substantially all of the Fund's assets will be invested in municipal securities the interest on which is exempt from New Hampshire state interest and dividends taxes and Federal income taxes except when received by a shareholder in a taxable year for which he will be subject to the Federal alternative minimum tax ("AMT"). The Fund may also invest in United States government instruments the interest on which is exempt from New Hampshire state interest and dividends taxes.

    The market value of the municipal securities held by the Fund will be affected by changes in interest rates. Normally, a decline in interest rates produces an increase in market value, while an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The possibility exists, therefore, that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may be materially impaired.

    The yields of municipal securities depend on, among other things, conditions in the municipal securities markets and fixed income markets generally, the size of a particular offering, the maturity of the obligation, and the rating of the issue. New Hampshire municipal securities may have yields slightly less than the municipal obligations of issuers located in other states because of the New Hampshire state interest and dividends tax exemption.

    In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer average maturity is generally associated with a higher level of volatility in the market value of a municipal security. The average maturity of the Fund's portfolio will vary depending on anticipated market conditions. It is anticipated, however, that the average weighted maturity of all municipal securities in the Fund will normally range between five and 15 years.

    In addition to New Hampshire municipal securities, the term municipal securities, as used in this Prospectus and in the SAI, also include securities issued by Puerto Rico, other United States territories or possessions and their subdivisions, authorities and corporations the income from which is not subject to Federal income tax or New Hampshire state interest and dividends taxes. The Fund may invest up to 25% of its total assets in these securities.

    Under current Federal tax law, a distinction is drawn between municipal securities issued after August 7, 1986 to finance certain "private activities" and other municipal securities. Private activity securities include securities issued to finance such projects as certain solid waste disposal facilities, student loan programs, and water and sewage projects. Interest income from certain of these securities is subject to the Federal AMT and similar treatment may apply for New Hampshire AMT purposes. See "Dividends and Tax Matters." Because interest income on securities subject to the AMT is taxable to certain investors, it is expected, although there can be no guarantee, that these municipal securities generally will provide somewhat higher yields than other municipal securities of comparable quality and maturity that are not subject to the AMT.

CREDIT MATTERS

    Normally, at least 80% of the Fund's total assets will be invested in municipal bonds rated at the time of purchase within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A and
Baa), Standard & Poor's Corporation ("S&P") (AAA, AA, A and BBB) or Fitch IBCA, Inc. ("Fitch") (AAA, AA, A and BBB) or which are unrated and determined by the Adviser to be of comparable quality. Securities in those rating categories are generally considered to be investment grade securities, although Moody's indicates that municipal securities rated Baa have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity by the issuer to make principal and interest payments with respect to debt rated in that category than is the case with higher grade debt. Unrated securities may not be as actively traded as rated securities. A further description of the ratings used by Moody's, S&P and Fitch is included in the SAI. The Fund only invests in municipal notes and other short-term municipal obligations in the two highest rating categories assigned by an NRSRO or which are unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in municipal bonds rated in the fifth or sixth highest rating category by an NRSRO or which are unrated and determined by the Adviser to be of comparable quality. These securities are not considered to be investment grade and have speculative or predominantly speculative characteristics and are commonly known as "Junk Bonds." The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Advisor to be of comparable quality) only if the Adviser determines that retaining the security is in the best interests of the Fund.

    An unrated municipal security will be considered for investment by the Fund when the Adviser believes that the financial condition of the issuer of the obligation and the protection afforded by the terms of the obligation limit the risk to the Fund to a degree comparable to that of rated securities in which the Fund may invest. During its last fiscal year, the Fund had 86.89% of its average annual assets in municipal securities rated by Moody's or S&P and 6.10% of its average annual assets in unrated investments, including cash and cash equivalents. For that year the Fund had the following percentages of its average annual net assets invested in rated securities: Aaa/AAA -- 40.93%, Aa/AA -- 28.83%, A/A -- 15.94%, and Baa/BBB -- 1.19%. For this purpose, securities with different ratings from Moody's and S&P were assigned the higher rating. This information reflects the average month end composition of the Fund's assets for the Fund's last fiscal year and is not necessarily representative of the Fund as of the end of last year, the current fiscal year or any other time.

MUNICIPAL BONDS

    Municipal bonds intended to meet longer term capital needs, can be classified as either

"general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are generally payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds also include private activity bonds ("PABs"), which are bonds issued by or on behalf of public authorities to finance various privately operated facilities. PABs are in most cases revenue bonds. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for payment. The Fund will acquire only PABs whose interest payments, in the opinion of the issuer's counsel, are exempt from Federal income tax (other than the AMT) and New Hampshire state interest and dividends taxation.

MUNICIPAL NOTES AND LEASES

    Municipal notes, which may be either "general obligation" or "revenue" securities, are intended to fulfill short-term capital needs and generally have original maturities of 397 days or less. They include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Municipal leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) are a means for governmental issuers to acquire property and equipment without meeting constitutional or statutory requirements for the issuance of long-term debt as described in the SAI. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds or notes as described in the SAI.

VARIABLE AND FLOATING RATE SECURITIES

    The securities in which the Fund invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by the Fund may be tied to various rates of interest or indices.

    There may not be an active secondary market for certain floating or variable rate instruments, which could make it difficult for the Fund to dispose of an instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to an instrument. The Adviser monitors the liquidity of the Fund's investments in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

PARTICIPATION INTERESTS

    The Fund may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests carry a demand feature backed by a letter of credit or guarantee of the bank or other institution permitting the holder to tender them back to the bank or institution. The Fund will only purchase participation interests from Federal Deposit Insurance Corporation ("FDIC") insured banks having total assets of more than one billion dollars or from other financial institutions whose long-term debt securities are rated within the four highest rating categories of an NRSRO (or are unrated and determined by the Adviser to be of comparable quality). Prior to purchasing any participation interest, the Fund will obtain appropriate assurances from counsel retained by the Trust that the interest earned by the Fund from the obligations in which it holds participation interests is exempt from Federal income and New Hampshire state interest and dividends taxes.

STAND-BY COMMITMENTS

    The Fund may purchase municipal securities together with the right to resell them to the seller at an agreed-upon price or yield within specified periods prior to their maturity dates. These rights to resell are commonly known as "stand-by commitments." The aggregate price which the Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. The Fund will enter into stand-by commitments only with banks or municipal securities dealers that in the opinion of the Adviser present minimal credit risks. The value of a stand-by commitment is dependent on the ability of the writer to meet its repurchase obligation.

CERTAIN RISK FACTORS

GEOGRAPHIC CONCENTRATION

    Because the Fund invests principally in New Hampshire municipal securities, the Fund is more susceptible to factors adversely affecting issuers of those municipal securities than would be a comparable municipal securities portfolio having a lesser degree of geographic concentration. These risks arise from the financial condition of the state of New Hampshire and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by the Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

    To the extent the Fund's investments are primarily concentrated in issuers located in New Hampshire, the value of the Fund's shares may be especially affected by factors pertaining to New Hampshire's economy and other factors specifically affecting the ability of issuers in New Hampshire to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states.

    The ability of state, county or local governments and quasi-governmental agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within the state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of Federal, state and local aid to governmental issuers may also affect their ability to meet obligations. Payments of principal of and interest on private activity securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political or demographic conditions in the state.

DIVERSIFICATION MATTERS

    The Fund is non-diversified, which means that it has greater latitude than a diversified fund with respect to the investment of its assets in the securities of a relatively few municipal issuers. As a non-diversified portfolio, the Fund may present greater risks than a diversified fund. The Fund's diversification requirements provide that, as of the last day of each fiscal quarter, with respect to 50% of its assets, the Fund may not own the securities of a single issuer, other than a U.S. Government Security, with a value of more than 5% of the Fund's total assets. "U.S. Government Security" means any obligation issued or guaranteed as to principal and interest by the United States Government or by any of its agencies or instrumentalities. Except for U.S. Government securities, no more than 25% of the total assets of the Fund may be invested in securities of any one issuer. These limitations do not apply to securities of an issuer payable solely from the proceeds of escrowed U.S. Government securities. The Fund will be subject to a greater risk of loss if an issuer in which the Fund invests a substantial amount of its assets is unable to make interest or principal payments or if the market value of securities declines.

INFORMATION CONCERNING THE STATE OF NEW HAMPSHIRE

    The major NRSROs have rated recent New Hampshire general obligation or State-guaranteed bond issues as follows: Moody's -- Aa2 (refined from Aa in June
1997); S&P -- AA+ (stable) (revised from AA in November, 1995); Fitch -- AA+ (revised from AA in November 1995). S&P's rating revision cited sustained employment recovery, improved financial position, low debt burden and high wealth indicators. Fitch noted conservative debt and financial policies underpinning the State's credit position, strengthened by economic buoyancy. A recent bond issue by the New Hampshire Municipal Bond Bank without State guarantee has been separately rated A1 by Moody's (stable) and A+ by S&P (stable). Bond ratings of individual municipalities in New Hampshire vary in accordance with rating agencies' estimates of the issuer's relative financial strength and ability to support debt service. There can be no assurance that New Hampshire general obligations or the securities of any New Hampshire political subdivision, authority or corporation owned by the Fund will be rated in any category or will not be downgraded by an NRSRO. Further information concerning the State of New Hampshire is contained in the SAI.

4. ADDITIONAL INVESTMENT POLICIES

    The investment objective and all investment policies of the Fund that are designated as fundamental may only be changed with the approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of the Fund's outstanding voting securities means the lesser of (1) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the shares are present or represented, or (2) more than 50% of the total outstanding shares of the Fund. Except as otherwise indicated, investment policies of the Fund are not fundamental and may be changed by the Board of Trustees (the "Board") without shareholder approval. For more information concerning shareholder voting, see "Other Information--The Trust and Its Shares."

    The Fund may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but, as a fundamental policy, not in excess of 331/3% of the value of the Fund's total assets. Borrowing for purposes other than meeting redemption requests may not exceed 10% of the value of the Fund's total assets. The Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements not entitling the Fund to the payment of principal within seven days. The Fund may hold cash pending investment and enter into repurchase agreements, which are transactions in which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later, and may lend its securities to other persons.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

    The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within three months after the transaction. The Fund purchases securities on a when-issued or forward commitment basis only with the intention of actually receiving or delivering the securities, as the case may be. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities.

    During the period between a commitment and settlement, no payment is made for the securities purchased and, thus, no dividends or interest accrues to the purchaser from the transaction. However, at the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver or pay for a security purchased or sold by the Fund may result in a loss or a missed opportunity to make an alternative investment. Any significant commitment of the Fund's assets committed to the purchase of securities on a when-issued or forward commitment basis may increase the volatility of its net asset value.

    The use of when-issued transactions and forward commitments may enable the Fund to hedge against anticipated changes in interest rates and prices. If the Adviser were to forecast incorrectly the direction of interest rate movements, however, the Fund might be required to complete these transactions at prices inferior to the current market values. No when-issued or forward commitments will be made by the Fund if, as a result, more than 15% of the value of the Fund's total assets would be committed to such transactions.

    The Fund's use of when-issued securities and forward commitments entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, the Fund might suffer a loss. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when it believes the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks.

TEMPORARY DEFENSIVE POSITION

    When business or financial conditions warrant (i.e. when issues of sufficient quality and liquidity are not available), the Fund may assume a temporary defensive position and invest without limit in cash and short-term U.S. Government securities. During periods when and to the extent that the Fund has assumed a temporary defensive position, it will not be pursuing its investment objective and shareholders may be subject to Federal and New Hampshire tax on a portion of their income dividends received from the Fund.

CORE AND GATEWAY-REGISTERED TRADEMARK-

    The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund, upon future action by the Board of Trustees and notice to shareholders, may convert to this structure, in which the Fund would hold as its only investment securities the shares of another investment company having substantially the same investment objective and policies as the Fund. The Board of Trustees will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders.

PORTFOLIO TURNOVER

    The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on market conditions. From time to time the Fund may engage in active short-term trading to benefit from yield disparities among different issues of debt securities, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. This type of trading will increase the Fund's portfolio turnover rate and transaction costs and may increase the Fund's capital gains, which are not Federally tax-exempt when distributed to shareholders. The Adviser weighs the anticipated benefits of short-term investments against these consequences. The Fund's portfolio turnover rate is reported under "Financial Highlights."

5. MANAGEMENT

    The business and affairs of the Fund are managed under the direction of the Board. The Board formulates the general policies of the Fund and generally meets quarterly to review the results of the Fund, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust. Information about the Trustees and the officers of the Trust is in the SAI under "Management -- Trustees and Officers."

THE ADVISER

    Forum Investment Advisors, LLC, serves as investment adviser to the Fund under an Investment Advisory Agreement with the Trust. Subject to the general control of the Board, the Adviser makes investment decisions for the Fund and is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.40% of the Fund's average daily net assets. The Adviser voluntarily may waive all or any portion of its advisory fee.

    Leslie C. Berthy is Managing Director of the Adviser and has been responsible for the day-to-day management of the Fund's portfolio since its inception in 1989. Prior to his association with the Adviser, Mr. Berthy was Managing Director and Co-Chief Executive Officer of Irwin Union Capital Corp., an affiliate of Irwin Union Bank & Trust Co.

    As of the date of this Prospectus, each of the Adviser FAdS, FFSI, FSS and FAcS was controlled by John Y. Keffer, President and Chairman of the Trust and was located at Two Portland Square, Portland, Maine, 04101. As of June 30, 1998, the Adviser provided investment advisory services to registered investment companies with assets of approximately $1.7 billion.

THE ADMINISTRATOR

    On behalf of the Fund, the Trust has entered into an Administration Agreement with FAdS. Under the agreement, FAdS is responsible for the supervision of the overall management of the Trust and providing the Trust with general office facilities, personnel necessary to help ensure the effective operation of the Trust as well as persons satisfactory to the Board to serve as officers of the Trust. For these services, FAdS is entitled to receive a fee from the Fund computed and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets.

    Under a Fund Accounting Agreement with the Trust, Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Fund, including determination of the Fund's net asset value. For its services FAcS is entitled to receive a fee at an annual rate of $36,000 subject to adjustments for the number and type of portfolio transactions.

    As of June 30, 1998, FAdS and its affiliates provided management, administration and distribution services to registered investment companies and collective investment funds with assets of approximately $38 billion.

THE DISTRIBUTOR

    Under a Distribution Agreement with the Trust, FFSI acts as distributor of the Fund's shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Fund. For these services, FFSI receives, and may reallow to certain financial institutions, the sales charge paid by purchases of the Fund's shares. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Processing Organizations") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICES

    Shareholder inquiries and communications concerning the Fund may be directed to FSS. FSS acts as the Fund's transfer agent and dividend disbursing agent. FSS maintains an account for each shareholder of record, where all shares purchased are credited, together with any distributions that are reinvested in additional shares. FSS also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. For its services, FSS is entitled to receive a fee at an annual rate of 0.25% of the Fund's average daily net assets plus $12,000 per year and annual shareholder fees of $18.00 per shareholder account.

EXPENSES OF THE TRUST

    The Trust is obligated to pay for all of its expenses. The Fund's expenses comprise Trust expenses attributable to the Fund and expenses not attributable to any particular portfolio of the Trust, which are allocated among the Fund and the portfolios in proportion to their average net assets. The Fund's expenses include: interest charges; taxes; brokerage fees and commissions; certain insurance premiums; applicable fees and expenses under the Trust's contracts with the Adviser, FAdS, FSS and any custodian; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; auditing, legal and compliance expenses; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; compensation of certain of the Trust's trustees, officers and employees and other personnel performing services for the Trust; and registration fees and related expenses.

    The Adviser, FAdS, FSS, and FAcS, in their sole discretion, may waive all or any portion of their respective fees, which are accrued daily and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

YEAR 2000

    Like other mutual funds, financial and other business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers to the Fund do not properly process and calculate date related information and data from and after January 1, 2000. The Adviser and FAdS are taking steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

6. PURCHASES AND REDEMPTIONS OF SHARES

    Investments in the Fund may be made either by an investor directly or through certain brokers and financial institutions of which the investor is a customer. All transactions in Fund shares are effected through FSS, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES

    Fund shares are sold at a price equal to their net asset value next-determined plus any applicable sales charge on all weekdays except days when the New York Stock Exchange is closed ("Business Day"). Normally, the New York Stock Exchange is closed on New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Fund shares are issued immediately after an order for the shares in proper form is accepted by FSS. The Fund's net asset value is calculated at 4:00 p.m., Eastern Time on each Business Day. Fund shares become entitled to receive dividends on the next Business Day after the order is accepted.

    The Fund reserves the right to reject any subscription for the purchase of its shares. Share certificates are only issued to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS

    Fund shares may be redeemed without charge at their net asset value on any Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the Fund's next-determined net asset value after FSS receives the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to receive dividends declared after the day on which the redemption becomes effective.

    Normally, redemption proceeds are paid immediately, but in no event later than seven days after a redemption order is accepted. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check and mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

    Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Trust will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90-day period.

    The Trust employs reasonable procedures to ensure that telephone orders are genuine, including the recording of certain transactions. If the Trust did not employ such procedures it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, the telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach

FSS by telephone, requests may be mailed or hand-delivered to FSS.

    Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

PURCHASE AND REDEMPTION PROCEDURES

    The following purchase and redemption procedures and shareholder services apply to investors who invest in the Fund directly. These investors may open an account by completing the account application at the back of this Prospectus or by contacting FSS at the address on the first page of this Prospectus. For those shareholder services not referenced on the account application or to change information on a shareholder's account (such as addresses), investors should request an Optional Services Form from FSS.

INITIAL PURCHASE OF SHARES

    There is a $2,000 minimum for initial investments in the Fund.

    MAIL. Investors may send a check made payable to the Trust along with a completed account application for the Fund to FSS at the address on the first page of this Prospectus. Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, FSS or FFSI.

    BANK WIRE. To make an initial investment in the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

 BankBoston
 Boston, Massachusetts
 ABA# 011000390
 For Credit To: Forum Shareholder Services, LLC
 Account #: 541-54171
     Re: New Hampshire Bond Fund
     (Investor's Name)
     (Investor's Account Number)

    The investor should then promptly complete and mail the account application. Investors planning to wire funds should instruct the bank early in the day so the wire transfer can be received prior to 4:00 p.m., Eastern time, on the same day. The bank may impose a charge for transmitting payment by wire, and there also may be a charge for the use of Federal funds.

SUBSEQUENT PURCHASES OF SHARES

    There is a $250 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check, by sending a wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone the Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

    AUTOMATIC INVESTMENT. Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from FSS. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.

REDEMPTION OF SHARES

    Shareholders that wish to redeem shares by telephone or receive redemption proceeds by wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

    MAIL. Shareholders may make a redemption in any amount by sending a written request to FSS accompanied by any share certificate that was issued to the shareholder. All share certificates submitted for redemption must be signed by the shareholder with a signature guarantee. All written requests for redemption, must be signed by the shareholder and, in come case, must have a signature guarantee. See "Purchase and Redemption Procedures--Other Redemption Matters."

    TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FSS at (207) 879-0001 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shares are registered, the shareholder's social security or taxpayer identification number. The Trust or FSS may employ other procedures such as recording certain transactions to ensure telephone instructions are genuine. If such procedures are followed, neither the Trust nor FSS will be liable for any losses due to unauthorized or fraudulent redemption requests. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

    BANK WIRE. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal funds wire to a bank account designated on the shareholder's account application. To request wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege on the account application. Redemption proceeds are transmitted by wire on the next business day after the redemption request in proper form is received by FSS.

    AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds are sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution that is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to FSS.

    OTHER REDEMPTION MATTERS. To protect shareholders and the Fund against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; or (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

    Signature guarantees may be provided by any eligible institution acceptable to FSS, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

    FSS will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be canceled.

SALES CHARGES

    The public offering price for shares of the Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of dividends or other distributions. The sales charge is assessed for the Fund as follows:

                           SALES CHARGE
                             AS % OF
                     ------------------------
                       PUBLIC
                      OFFERING     NET ASSET    DEALERS'
AMOUNT OF PURCHASE      PRICE       VALUE*     REALLOWANCE
-------------------  -----------  -----------  -----------
less than
 $50,000...........       2.50%        2.56%        2.50%
$50,000 but less
 than $100,000.....        2.25         2.30         2.25
$100,000 but less
 than $500,000.....        2.00         2.04         2.00
$500,000 but less
 than $1,000,000...        1.50         1.52         1.50
$1,000,000 and up..        0.50         0.50         0.50

* Rounded to the nearest one-hundredth percent.

    FFSI's commission is the sales charge shown above less any applicable discount reallowed to Processing Organizations (including banks and bank affiliates purchasing shares as principal or agent). Normally, FFSI will reallow discounts to Processing Organizations in the amounts indicated in the table above. From time to time, however, FFSI may elect to reallow the entire sales charge to Processing Organizations for all sales with respect to which orders are placed with FFSI during a particular period. The dealers' reallowance may be changed from time to time.

    In addition, from time to time and at its own expense, FFSI may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging,
(2) tickets for entertainment events and (3) merchandise.

    No sales charge will be assessed on purchases made for investment purposes by: (1) any bank, trust company, savings association or similar institution with whom FFSI has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan); (2) any registered investment adviser with whom FFSI has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts; (3) any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services; (4) any broker-dealer with whom FFSI has entered into a Processing Organization Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients; (5) directors and officers of the Trust; directors, officers and full-time employees of the Advisor, FFSI, any of their affiliates or any organization with which FFSI has entered into a Processing Organization Agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative; (6) any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment; (7) persons who exchange into the Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program, See "Purchases and Redemptions of Shares -- Exchange Program;" and (8) employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended. The Trust may require appropriate documentation from an investor concerning that investor's eligibility to purchase Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

REDUCED SALES CHARGES

    For an investor to qualify for a reduced sales charge, as described below, the investor must notify FSS at the time of purchase. Programs for reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings.

    RIGHTS OF ACCUMULATION. An investor's purchase of additional shares of the Fund may qualify for rights of accumulation ("ROA") wherein the applicable sales charge will be based on the total of the investor's current purchase and the net asset value (at the end of the previous Business Day) of all Fund shares held by the investor. For example, if an investor owned shares of the Fund worth $400,000 at the then current net asset value and purchased shares of the Fund worth an additional $50,000, the sales charge for the $50,000 purchase would be at the 2% rate applicable to a single $450,000 purchase, rather than at the 2.50% rate. To qualify for ROA on a purchase, the investor must inform FSS and supply sufficient information to verify that each purchase qualifies for the privilege or discount.

    LETTER OF INTENT. Investors may also obtain reduced sales charges based on cumulative purchases by means of a written Letter of Intent ("LOI"), which expresses the investor's intention to invest $100,000 or more within a period of 13 months in shares of the Fund. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI.

    An LOI is not a binding obligation upon the investor to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the LOI will be held subject to a registered pledge (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased within 13 months. Pledged shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the shares will be released from pledge. Share certificates are not issued for shares purchased under an LOI. Investors wishing to enter into an LOI can obtain a form of LOI from their broker or financial institution or by contacting FSS.

EXCHANGES

EXCHANGE PROCEDURES

    Fund shareholders are entitled to exchange their shares for shares of any other fund of the Trust or any other fund that participates in the exchange program and whose shares are eligible for sale in the shareholder's state of residence. Exchanges may only be made between accounts registered in the same name. When a shareholder exchanges shares, a completed account application must be submitted to open a new account in a Fund if the shareholder requests any shareholder privilege not associated with the existing account. Exchanges are subject to the fees and the restrictions (including minimum investment requirements) listed in the prospectus for, the fund into which a shareholder is exchanging. The Fund does not charge for exchanges and there is currently no limit on the number of exchanges a shareholder may make.

    The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined after all proper instructions and any necessary supporting documents by the fund whose shares are being exchanged are received by FSS.

    If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of a fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

    MAIL. Exchanges may be accomplished by written instruction to FSS accompanied by any share certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with a signature guarantee.

    TELEPHONE. Exchanges may be accomplished by telephone by any shareholder that has elected telephone exchange privileges by calling FSS at 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

PURCHASES AND REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS

    Shares may be purchased and redeemed through certain broker-dealers, banks, trust companies and their affiliates, and other financial institutions, including affiliates of FSS. Processing Organizations may receive as a dealer's reallowance a portion of the sales charge paid by their customers who purchase Fund shares. In addition, Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

    Investors who purchase shares through a Processing Organization may be charged a fee if they effect transactions in Fund shares through a broker or agent and will be subject to the procedures of their Processing Organization, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. These investors should acquaint themselves with their Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Processing Organization. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their Processing Organization's and the Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer Processing Organizations are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by the Fund. Certain other Processing Organizations may also enter purchase orders with payment to follow.

    Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states permit shares of the Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

7. DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

    Dividends of the Fund's net investment income, if any, are declared daily and paid monthly. Any distributions of net capital gain realized by the Fund are distributed annually.

    Shareholders may choose either to have all distributions of net investment income reinvested in additional Fund shares or paid in cash or to have distributions of net capital gain reinvested in addditional Fund shares or paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in Fund shares.

    All distributions are reinvested at the Fund's net asset value as of the payment date of the distribution. All distributions are reinvested unless another option is selected. All distributions not reinvested are paid to the shareholder in cash and may be paid more than seven days following the date on which distributions would otherwise be reinvested.

TAXES

    The Fund intends to continue to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, the Fund will not be liable for Federal income taxes on the net investment income and net capital gain distributed to its shareholders. Because the Fund intends to distribute all of its net investment income and net capital gain each year, the Fund should avoid all Federal income and excise taxes.

DISTRIBUTIONS OF TAX-EXEMPT INTEREST AND RELATED MATTERS

    Shareholders generally will not be subject to Federal income tax on dividends paid by the Fund out of tax-exempt interest income earned by the Fund ("exempt-interest dividends"), assuming certain requirements are met by the Fund. Substantially all of the dividends paid by the Fund are anticipated to be exempt from Federal income taxes and New Hampshire individual income tax.

    Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity bonds held by the Fund may be subject to Federal income tax on their pro rata share of the interest income from these bonds and should consult their tax advisors before purchasing shares of the Fund. Under current Federal tax law, interest on certain private activity bonds is treated as an item of tax preference for purposes of the Federal AMT imposed on individuals and corporations. In addition, interest on all tax-exempt obligations is included in the "adjusted current earnings" of corporations for Federal AMT purposes.

OTHER DISTRIBUTIONS

    Dividends paid by the Fund out of its taxable net investment income (including any realized net short-term capital gain) are taxable to shareholders as ordinary income for Federal tax purposes. Distributions by the Fund of realized net long-term capital gain, if any, are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder may have held shares in the Fund. If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares and will be treated as long-term capital loss to the extent of any long-term capital gain distribution received on those shares.

    Any capital gain distribution received by a shareholder reduces the net asset value of the shareholder's shares by the amount of the distribution. To the extent that capital gain was accrued by the Fund before the shareholder purchased shares, the distribution would be in effect a return of capital to the shareholder. For Federal income tax purposes, however, capital gain distributions, including those that operate as a return of capital, are taxable to the shareholder receiving them.

OTHER TAX MATTERS

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for Federal income tax purposes. The Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to the Fund is correct and that the shareholder is not subject to backup withholding.

    Reports containing appropriate information with respect to the Federal and New Hampshire tax status of dividends and distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each year. This includes a statement advising each shareholder of the portion of total dividends paid into the shareholder's account that is exempt from Federal income tax and that is derived from New Hampshire municipal securities and from other sources. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

NEW HAMPSHIRE TAXES

    Substantially all of the dividends paid by the Fund are anticipated to be exempt from New Hampshire interest and dividends taxes. The New Hampshire interest and dividends tax applies to that portion of a dividend paid out of the Fund's taxable ordinary income (but not short-term capital gain). In addition, it is anticipated that a substantial amount of the dividends paid by the Fund will be exempt from New Hampshire business profits taxes.

    Shareholders who are individuals resident in New Hampshire will not be subject to the New Hampshire interest and dividends or business profits tax on dividends paid by the Fund, provided the Fund invests solely in New Hampshire tax-exempt municipal securities or United States government obligations. If the Fund invests in any other form of investment, then the entire amount of all of the Fund's dividends (other than capital gain distributions) will be subject to the interest and dividends tax.

    Shareholders who are partnerships, limited liability companies, associations or trusts, the beneficial interest in which is not represented by transferable shares, and fiduciaries deriving their appointment from a New Hampshire court, will generally be subject to the same interest and dividends tax rules as shareholders who are individuals resident in New Hampshire. Special interest and dividends tax rules will apply to dividends received by trusts, estates, partnerships, limited liability companies, and "S" corporations and their beneficiaries or owners, if the entity or some of its beneficiaries or owners are not resident in the state of New Hampshire. Shareholders to whom these rules might apply should consult a tax advisor knowledgeable in the field of New Hampshire state taxation.

    Shareholders who are partnerships, limited liability companies, associations or trusts the beneficial interest in which is represented by transferable shares, are not subject to the New Hampshire interest and dividends tax. If, however, such an organization is engaged in business activity within the state, then it will be subject to the New Hampshire business profits tax on all income earned by it in New Hampshire. Taxable business profits for this purpose will include all dividends paid by the Fund to the business organization, except that portion of a dividend that is attributable to interest on Fund investments in notes, bonds, or other securities of the United States. Thus, dividends representing income earned by the Fund on its investment in New Hampshire municipal securities, and short-and long-term capital gains will be fully taxable under the New Hampshire business profits tax.

TAX-FREE INCOME VS. TAXABLE INCOME

    The table below shows approximate equivalent taxable and tax-free yields at various approximate combined marginal Federal income tax and New Hampshire interest and dividends tax bracket rates. For example, an individual investor in the 36% combined tax bracket for 1998 whose investments earn a 5% tax-free yield would have to earn a 7.8% taxable yield to receive the same benefit.

      1998 COMBINED FEDERAL AND NEW HAMPSHIRE TAXABLE VS. TAX-FREE YIELDS

                                        A Tax Free Yield of
                                    ----------------------------
                                    4.0%    4.5%    5.0%    5.5%
                                    ----    ----    ----    ----
 Combined Marginal Federal and       equals a taxable yield of
   New Hampshire Tax Bracket               approximately
         ------------               ----------------------------
             44.6%                  7.2%    8.1%    9.0%    10.0%
              41%                   6.8%    7.6%    8.5%    9.3%
              36%                   6.3%    7.0%    7.8%    8.6%
              33%                   6.0%    6.7%    7.5%    8.2%

    The yields listed are for illustration only and are not necessarily representative of the Fund's yield. Although the Fund primarily invests in securities the interest from which is exempt from both Federal and New Hampshire state taxes, some of the Fund's investments may generate Federal taxable income or capital gain. An investor's tax bracket will depend upon the investor's taxable income. The figures set forth above do not reflect the Federal alternative minimum taxes or any state or local income taxes other than New Hampshire interest and dividends taxes.

    The foregoing is only a summary of some of the important Federal and New Hampshire tax considerations generally affecting the Fund and its shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

8. OTHER INFORMATION

PERFORMANCE INFORMATION

    The Fund's performance may be quoted in advertising in terms of yield or total return. Both types are based on historical results and are not intended to indicate future performance. The Fund's yield is a way of showing the rate of income earned by the Fund as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income of the Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end of the period. The Fund may also quote tax equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yields after taxes. A tax equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated Federal, state or combined Federal and state tax rate. Total return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. The Fund also may advertise its total return over different periods of time on a before-tax or after-tax basis or by means of aggregate, average, year by year, or other types of total return figures. Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. The Fund's advertised yield and total return may or may not reflect the maximum sales load applicable to the Fund. A computation of yield or total return that does not take into account the sales load paid by an investor will be higher than a computation based on the public offering price of shares purchased that does take into account payment of a sales load.

    The Fund's advertisements may reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Fund may be compared to recognized indices of market performance. The comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

    Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and in the view of FAdS would permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought. It is not expected that shareholders would suffer adverse financial consequences as a result of any changes in bank or bank affiliate service arrangements.

DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of the Fund as of 4:00 p.m., Eastern time, on each Fund Business Day by dividing the value of the Fund's net assets (i.e., the value of its portfolio securities and other assets less its liabilities) by the number of the Fund's shares outstanding at the time the determination is made. Securities owned by the Fund for which market quotations are readily available are valued at current market value, or, in their absence, at fair value as determined by procedures approved by the Board.

THE TRUST AND ITS SHARES

    The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust under the name Forum Funds.

    The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 23 separate series.

    Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any

Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio, except if the matter affects only one portfolio or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

    From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July 1, 1998, Independence Trust may be deemed to have controlled the Fund through investment in the Fund by their customers.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                              [APPLICATION FORM
                                   PAGE 1]

                              [APPLICATION FORM
                                   PAGE 2]

[LOGO]


SHAREHOLDER INFORMATION:
FORUM SHAREHOLDER SERVICES, LLC
P.O. BOX 446
PORTLAND, ME  04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)



[GRAPHIC]

[GRAPHIC]


                                     PROSPECTUS


                                     INVESTORS
                                     HIGH GRADE
                                     BOND FUND

                                     INVESTORS
                                     BOND FUND

                                      TAXSAVER
                                     BOND FUND




                                       FORUM
                                       FUNDS

                                   AUGUST 1, 1998

FORUM FUNDS

INVESTORS HIGH GRADE BOND FUND
INVESTORS BOND FUND
                                                                      PROSPECTUS
TAXSAVER BOND FUND
                                                                  August 1, 1998
--------------------------------------------------------------------------------

This Prospectus offers shares of Investors High Grade Bond Fund, a diversified Fund, and Investors Bond Fund and TaxSaver Bond Fund, two non-diversified Funds, (collectively, the "Funds"), each a series of Forum Funds (the "Trust"), an open-end, management investment company.

    INVESTORS HIGH GRADE BOND FUND seeks to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. The Fund invests primarily in obligations issued or guaranteed as to principal and interest by the United States Government or by any of its agencies or instrumentalities ("U.S. Government Securities") and high grade debt securities, which are debt securities rated in one of the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO").

    INVESTORS BOND FUND seeks to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. The Fund invests primarily in a portfolio of investment grade debt securities.

    TAXSAVER BOND FUND seeks to provide shareholders with a high level of current income exempt from Federal income tax. The Fund invests primarily in investment grade debt obligations issued by the states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities.

Shares of the Funds are offered to investors at a price equal to the next determined net asset value plus a maximum sales charge of 3.75% of the total public offering price (3.90% of the net amount invested).

This Prospectus sets forth concisely the information a prospective investor should know about the Trust and the Funds before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated August 1, 1998, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated by reference into this Prospectus, is also available without charge by contacting Forum Shareholder Services, LLC, the Funds' transfer agent the address and telephone numbers printed above.
                               TABLE OF CONTENTS

                                                            Page
                                                           -----
        1.   Prospectus Summary..........................          2
        2.   Financial Highlights........................          4
        3.   Investment Objectives and Policies..........          6
        4.   Additional Investment Policies..............         16

                                                            Page
                                                           -----
        5.   Management..................................         19
        6.   Purchases and Redemptions of Shares.........         21
        7.   Distributions and Tax Matters...............         27
        8.   Other Information...........................         29

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1. PROSPECTUS SUMMARY

INVESTMENT OBJECTIVES AND POLICIES

INVESTORS HIGH GRADE BOND FUND

    The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. The Fund invests primarily in U.S. Government Securities and high grade debt securities.

INVESTORS BOND FUND

    The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. The Fund invests primarily in a portfolio of investment grade debt securities. It is anticipated that the Fund's portfolio of securities will have a weighted average maturity of between five and 20 years.

TAXSAVER BOND FUND

    The investment objective of the Fund is to provide shareholders with a high level of current income exempt from Federal income tax. The Fund invests primarily in investment grade debt obligations issued by the states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities.

INVESTMENT ADVISER

    Forum Investment Advisors, LLC (the "Adviser") serves as the investment adviser to the Funds. The Adviser is located at Two Portland Square, Portland, Maine 04101. See "Management -- The Adviser."

FUND MANAGEMENT

    The administrator of the Trust is Forum Administrative Services, LLC ("FAdS") and the distributor of its shares is Forum Financial Services, Inc. ("FFSI"). Forum Shareholder Services, LLC ("FSS") serves as the Trust's transfer agent, dividend disbursing agent and shareholder servicing agent and Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services for the Trust. Each of FAdS, FFSI, FSS, and FAcS are located at Two Portland Square, Portland, Maine 04101. See "Management."

PURCHASES AND REDEMPTIONS

    Shares of the Funds are offered at the next-determined net asset value per share plus any applicable sales charge. Shares may be purchased or redeemed by mail, by bank-wire and through an investor's broker-dealer or other financial institution, The minimum initial investment is $2,000 ($1,000 for IRAs; $2,500 for exchanges) and the minimum subsequent investment is $250. Shares may be redeemed without charge. See "Purchases and Redemptions of Shares."

    Shares of the Funds are not offered for sale in every state. To determine whether the Funds are available for purchase in a particular state, contact FSS.

EXCHANGE PROGRAM

    Shareholders of the Funds may exchange their shares without charge for the shares of certain other funds. See "Purchases and Redemptions of Shares -- Exchanges."

DISTRIBUTIONS

    Each Fund distributes its net income, if any, monthly and net capital gain, if any, at least annually. All distributions are reinvested automatically in additional shares of the Funds at net asset value unless the shareholder has notified the Funds in his or her Account Application or otherwise in writing of the shareholder's election to receive distributions in cash. It is anticipated that substantially all of the dividends paid by TaxSaver Bond Fund will be exempt from Federal income taxes, including the Federal alternative minimum tax. See "Distributions and Tax Matters."

CERTAIN RISK FACTORS

    There can be no assurance that any Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Normally, the value of a Fund's investments varies inversely with changes in interest rates. Upon redemption, an investment in a Fund may be worth more or less than its original value.

    All investments made by the Funds entail some risk. The market value of interest-bearing debt securities held by the Funds will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The Funds' investments also are subject to "credit risk" relating to the financial condition of the issuers of the securities that each Fund holds. Certain investment techniques such as the potential use of leverage by a Fund through borrowings, and swap transactions entail additional risks. See "Additional Investment Policies." Investors Bond Fund and TaxSaver Bond Fund are non-diversified and, therefore, have greater freedom to concentrate their investments than if they were diversified funds. See "Investment Objectives and Policies -- Certain Risk Factors." Investors High Grade Bond Fund's and Investors Bond Fund's use of mortgage- and asset-backed securities entails certain risks different than those of other debt securities. See "Investment Objective and Policies -- Fixed Income Securities." Investments in non-investment grade debt securities ("junk bonds") by Investors Bond Fund and TaxSaver Bond Fund entail certain risks.

EXPENSES OF INVESTING IN THE FUNDS

    The purpose of the following table is to assist investors in understanding the various expenses that an investor in a Fund will bear directly or indirectly.

                                  Investors High    Investors    TaxSaver
                                  Grade Bond Fund   Bond Fund    Bond Fund
                                  ---------------  -----------  -----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales charge imposed on
 purchases (as a percentage of
 public offering price) (1).....         3.75%          3.75%        3.75%
Exchange Fee....................          None           None         None
ANNUAL FUND OPERATING EXPENSES
 (2) (as a percentage of average
 net assets after applicable
 expense reimbursements and fee
 waivers)
Management Fees (after fee
 waivers) (3)...................         0.40%          0.40%        0.40%
12b-1 Fees......................          None           None         None
Other Expenses (after expense
 reimbursements) (4)............         0.30%          0.30%        0.20%
                                        ------     -----------  -----------
Total Fund Operating Expenses
 (4)............................         0.70%          0.70%        0.60%

    (1) Certain shareholders may be eligible for reduced sales charges. See "Purchases and Redemptions of Shares -- Reduced Sales Charges."

    (2) The Annual Fund Operating Expenses are based on the expenses and assets of each Fund during their most recent fiscal year ended March 31, 1998.

    (3) Management Fees include all investment advisory fees and administration fees. Absent certain expense reimbursements and fee waivers, Management Fees for Investors High Grade Bond Fund, Investors Bond Fund, and TaxSaver Bond Fund would have been 0.60%, 0.65%, and 0.66%, respectively. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time

    (4) Absent expense reimbursements and fee waivers, Other Expenses and Total Fund Operating Expenses would be 2.40% and 3.00%, respectively in the case of Investors High Grade Bond Fund, 0.57% and 1.22% respectively, in the case of Investors Bond Fund, and 0.70% and 1.36%, respectively, in the case of TaxSaver Bond Fund. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time. For a further description of the various expenses incurred in the operation of the Funds, see "Management."

EXAMPLE

    Following is a hypothetical example that indicates the dollar amount of expenses that an investor in each Fund would pay assuming (1) a $1,000 investment in the Fund, (2) a 5% annual return, (3) the reinvestment of distributions, (4) the payment of the maximum sales charge and (5) full redemption at the end of each period and payment of the maximum initial sales charge:

                           1 Year   3 Years   5 Years   10 Years
                           ------   -------   -------   --------
Investors High Grade Bond
 Fund....................    $44      $59       $75       $121
Investors Bond Fund......    $44      $59       $75       $121
TaxSaver Bond Fund.......    $43      $56       $70       $110

    THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED. The example is based on the expenses listed in the table. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation.

2. FINANCIAL HIGHLIGHTS

    The following information represents selected data for a single share outstanding of the Funds. The information has been audited in connection with an audit of the Funds' financial statements by Deloitte & Touche LLP, independent auditors. The financial statements and independent auditors' report thereon are incorporated by reference into the SAI. Further information about the Funds' performance is contained in the Funds' annual report to shareholders, which may be obtained from the Trust without charge by contacting the Funds' transfer agent.

                         INVESTORS HIGH GRADE BOND FUND

                                          YEAR ENDED
                                          MARCH 31,
                                           1998(a)
                                          ----------
Net Asset Value, Beginning of Period....   $ 10.00
                                          ----------
Investment Operations:
  Net Investment Income.................      0.02
  Net Realized and Unrealized Gain
    (Loss) on Investments...............     (0.04)
                                          ----------
Total from Investment Operations........     (0.02)
                                          ----------
Distributions from:
  Net Investment Income.................     (0.02)
  Net Realized Gain on Investments......        --
                                          ----------
Total Distributions.....................     (0.02)
                                          ----------
Net Asset Value, End of Period..........   $  9.96
                                          ----------
                                          ----------
Total Return(b).........................    (0.16%)
Ratio/Supplementary Data:
Net Assets at End of Period (000's
  omitted)..............................   $34,037
Ratios to Average Net Assets:
  Expenses Including
    Reimbursement/Waiver................     0.70%(c)
  Expenses Excluding
    Reimbursement/Waiver................     3.00%(c)
  Net Investment Income Including
    Reimbursement/Waiver................     5.56%(c)
Portfolio Turnover Rate.................     0.00%

(a) Investors High Grade Bond Fund commenced operations on March 16, 1998.

(b) Total return calculations do not include sales charge.

(c) Annualized

                              INVESTORS BOND FUND

                                                                 YEAR ENDED MARCH 31,
                                ---------------------------------------------------------------------------------------
                                  1998      1997      1996      1995      1994      1993      1992      1991    1990(a)
                                --------  --------  --------  --------  --------  --------  --------  --------  -------
Net Asset Value, Beginning of
  Period......................  $  10.19  $  10.21  $  10.00  $  10.38  $  10.71  $  10.43  $  10.09  $   9.82  $ 10.00
                                --------  --------  --------  --------  --------  --------  --------  --------  -------
Investment Operations:
  Net Investment Income.......      0.71      0.71      0.74      0.82      0.81      0.82      0.83      0.84     0.42
  Net Realized and Unrealized
    Gain (Loss) on
    Investments...............      0.38        --      0.21     (0.38)    (0.30)     0.53      0.44      0.27    (0.14)
                                --------  --------  --------  --------  --------  --------  --------  --------  -------
Total from Investment
  Operations..................      1.09      0.71      0.95      0.44      0.51      1.35      1.27      1.11     0.28
                                --------  --------  --------  --------  --------  --------  --------  --------  -------
Distributions from:
  Net Investment Income.......     (0.71)    (0.71)    (0.74)    (0.82)    (0.81)    (0.82)    (0.83)    (0.84)   (0.42)
  Net Realized Gain on
    Investments...............        --     (0.02)       --        --     (0.03)    (0.25)    (0.10)       --    (0.04)
                                --------  --------  --------  --------  --------  --------  --------  --------  -------
Total Distributions...........     (0.71)    (0.73)    (0.74)    (0.82)    (0.84)    (1.07)    (0.93)    (0.84)   (0.46)
                                --------  --------  --------  --------  --------  --------  --------  --------  -------
Net Asset Value, End of
  Period......................  $  10.57  $  10.19  $  10.21  $  10.00  $  10.38  $  10.71  $  10.43  $  10.09  $  9.82
                                --------  --------  --------  --------  --------  --------  --------  --------  -------
                                --------  --------  --------  --------  --------  --------  --------  --------  -------
Total Return(b)...............    10.98%     7.18%     9.84%     4.55%     4.70%    13.53%    12.91%    11.76%    5.79%(c)
Ratio/Supplementary Data:
Net Assets at End of Period
  (000's omitted).............  $ 85,598  $ 22,190  $ 25,676  $ 25,890  $ 26,083  $ 26,832  $ 24,336  $ 19,132  $19,400
Ratios to Average Net Assets:
  Expenses Including
    Reimbursement/Waiver......     0.70%     0.70%     0.43%     0.75%     0.75%     0.75%     0.70%     0.64%    0.41%(c)
  Expenses Excluding
    Reimbursement/Waiver......     1.22%     1.45%     1.36%     1.33%     1.31%     1.40%     1.51%     1.68%    1.52%(c)
  Net Investment Income (Loss)
    Including
    Reimbursement/Waiver......     6.52%     6.94%     7.29%     8.19%     7.49%     7.71%     7.93%     8.44%    8.51%(c)
  Portfolio Turnover Rate.....   116.65%    79.42%    42.89%    48.17%    41.41%   193.21%   221.39%    73.32%   93.08%

                               TAXSAVER BOND FUND

                                                               YEAR ENDED MARCH 31,
                                ----------------------------------------------------------------------------------
                                 1998     1997     1996     1995      1994      1993      1992     1991    1990(a)
                                -------  -------  -------  -------  --------  --------  --------  -------  -------
Net Asset Value, Beginning of
  Period......................  $ 10.49  $ 10.57  $ 10.39  $ 10.35  $  10.63  $  10.26  $  10.10  $  9.97  $ 10.00
                                -------  -------  -------  -------  --------  --------  --------  -------  -------
Investment Operations:
  Net Investment Income.......     0.53     0.56     0.57     0.57      0.57      0.63      0.68     0.67     0.33
  Net Realized and Unrealized
    Gain (Loss) on
    Investments...............     0.27    (0.03)    0.18     0.04     (0.01)     0.49      0.20     0.13    (0.03)
                                -------  -------  -------  -------  --------  --------  --------  -------  -------
Total from Investment
  Operations..................     0.80     0.53     0.75     0.61      0.56      1.12      0.88     0.80     0.30
                                -------  -------  -------  -------  --------  --------  --------  -------  -------
Distributions from:
  Net Investment Income.......    (0.53)   (0.56)   (0.57)   (0.57)    (0.57)    (0.63)    (0.68)   (0.67)   (0.33)
  Net Realized Gain on
    Investments...............    (0.01)   (0.05)      --       --     (0.27)    (0.12)    (0.04)      --       --
                                -------  -------  -------  -------  --------  --------  --------  -------  -------
Total Distributions...........    (0.54)   (0.61)   (0.57)   (0.57)    (0.84)    (0.75)    (0.72)   (0.67)   (0.33)
                                -------  -------  -------  -------  --------  --------  --------  -------  -------
Net Asset Value, End of
  Period......................  $ 10.75  $ 10.49  $ 10.57  $ 10.39  $  10.35  $  10.63  $  10.26  $ 10.10  $  9.97
                                -------  -------  -------  -------  --------  --------  --------  -------  -------
                                -------  -------  -------  -------  --------  --------  --------  -------  -------
Total Return(b)...............    7.75%    5.15%    7.36%    6.18%     5.24%    11.28%     8.95%    8.29%    6.16%(c)
Ratio/Supplementary Data:
Net Assets at End of Period
  (000's omitted).............  $39,203  $17,757  $17,915  $16,018  $ 16,518  $ 16,580  $ 11,207  $ 9,998  $ 9,546
Ratios to Average Net Assets:
  Expenses Including
    Reimbursement/Waiver......    0.60%    0.60%    0.60%    0.60%     0.60%     0.60%     0.55%    0.49%    0.22%(c)
  Expenses Excluding
    Reimbursement/Waiver......    1.36%    1.53%    1.48%    1.45%     1.50%     1.56%     1.66%    1.86%    1.66%(c)
  Net Investment Income
    Including Reimbursement/
    Waiver....................    4.95%    5.28%    5.35%    5.62%     5.27%     5.98%     6.64%    6.69%    6.54%(c)
Portfolio Turnover Rate.......   92.87%   34.19%   61.61%   63.85%   141.80%   240.36%   104.29%   54.62%   13.25%

(a) The Fund commenced operations on October 2, 1989.

(b) Total return calculations do not include sales charge.

(c) Annualized.

3. INVESTMENT OBJECTIVES AND POLICIES

INVESTORS HIGH GRADE BOND FUND

INVESTMENT OBJECTIVE

    The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. By seeking capital preservation, the Fund attempts to control the risk of default and the risk of capital losses in periods of falling prices for debt securities. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

    The Fund seeks to attain its investment objective by investing in a portfolio consisting of obligations issued or guaranteed as to principal and interest by the United States Government or by any of its agencies or instrumentalities ("U.S. Government Securities") and high grade debt securities, which are securities rated in one of the three highest rating categories by an NRSRO such as Moody's Investors Service ("Moody's") or Standard & Poor's Corporation ("S&P"). See "Description of Securities Ratings" in the SAI. Under normal circumstances, the Fund intends to invest at least 70% of its assets in U.S. Government Securities and at least 40% of its assets in U.S. Government Securities that are direct obligations of the U.S. Treasury (such as Treasury bills and notes). The Fund may invest up to 30% of its assets in mortgage- and asset-backed securities. The Fund may invest in mortgage-backed securities that are U.S. Government Securities and that are rated in at least the second highest rating category of an NRSRO. The Fund may not invest in privately issued mortgage-backed securities. The Fund may invest up to 10% of its assets in asset-backed securities rated in the highest category of an NRSRO and up to 10% of its assets in adjustable rate mortgage-backed securities rated in the highest category of an NRSRO. The Fund may not invest in stripped mortgage-backed securities. For a description of the types of securities in which the Fund invests see "Investment Objective and Policies -- Fixed Income Securities" below.

    The Fund also may invest in commercial paper, bankers acceptances, certificates of deposit and other money market instruments rated in one of the two highest rating categories by an NRSRO. Securities in the four highest rating categories are generally considered to be investment grade.

    As of March 31, 1998, the Fund had 95.97% of its net assets in securities rated by Moody's or S&P and 3.02% of its net assets in unrated investments, including cash and cash equivalents. The Fund had the following percentages of its net assets invested in the following rated securities: Aaa/AAA -- 83.70%, Aa/AA -- 11.38%, and A/ A -- 0.89%. Securities with different ratings from Moody's and S&P were assigned the higher rating. The information reflects the composition of the Fund as of March 31, 1998 and is not necessarily representative of what the Fund's composition will be in the future.

    In general, the longer the maturity of a security, the higher the rate of interest it pays. However, a longer average maturity is generally associated with a higher level of volatility in the market value of a security. The average maturity of the Fund's portfolio will vary depending on anticipated market conditions. It is anticipated that the Fund will invest in debt obligations with maturities ranging from short-term (including overnight) to 30 years and that it will invest no more than 25% of it assets in debt obligations with maturities greater than 10 years. In the case of mortgage-backed and similar securities, the Fund uses the security's average life in calculating the Fund's average maturity. The Fund's portfolio of securities will have a weighted average maturity of no greater than seven years.

INVESTORS BOND FUND

INVESTMENT OBJECTIVE

    The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. By seeking capital preservation, the Fund attempts to control the risk of default and the risk of capital losses in periods of falling prices for debt securities. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

    The Fund seeks to attain its investment objective by investing primarily in a portfolio of investment grade debt securities. The securities in which the Fund invests include debt securities which are rated in one of the four highest rating categories by an NRSRO such as Moody's Investors Service ("Moody's") or Standard & Poor's Corporation ("S&P"), obligations issued or guaranteed as to principal and interest by the United States Government or by any of its agencies or instrumentalities ("U.S. Government Securities") and mortgage-backed and asset backed securities rated in one of the two highest rating categories by a NRSRO. The Adviser anticipates that up to 50% of the value of the Fund's total assets may be invested in mortgage-backed securities and that up to 15% of the value of the Fund's total assets may be invested in asset-backed securities. For a description of the types of securities in which the Fund invests see "Investment Objective and Policies -- Fixed Income Securities" below.

    The Fund also may invest in commercial paper, bankers acceptances, certificates of deposit and other money market instruments rated in one of the two highest rating categories by an NRSRO.

    The Fund may also invest up to 10% of the value of its total assets at the time of investment in: (1) debt securities which are rated in the fifth highest rating category by an NRSRO (for example, BB by S&P); (2) preferred stock which is rated in one of the five highest rating categories by an NRSRO (for example, BB or above by S&P); (3) options and futures contracts. Securities in the four highest rating categories are generally considered to be investment grade. Debt securities and preferred stock rated in the fifth highest rating category by Moody's and by S&P are not considered to be investment grade, are high risk, have predominantly speculative characteristics and are commonly known as "Junk Bonds." See "Certain Risk Factors -- Non-Investment Grade Debt Securities" below.

    During its last fiscal year, the Fund had 73.71% of its average annual assets in securities rated by Moody's or S&P and 23.04% of its average annual assets in unrated investments, including cash and cash equivalents. For that year the Fund had the following percentages of its average annual net assets invested in rated securities: Aaa/ AAA -- 26.31%, Aa/AA -- 15.41%, A/A -- 13.83%, Baa/BBB -- 5.12%, Ba/BB -- 4.51%, and B/B -- 6.84%, and C/C -- 1.69%.
Securities with different ratings from Moody's and S&P were assigned the higher rating. This information reflects the average month end composition of the assets for the Fund's last fiscal year and is not necessarily representative of the Fund as of the end of last year, the current fiscal year or any other time.

    In general, the longer the maturity of a security, the higher the rate of interest it pays. However, a longer average maturity is generally associated with a higher level of volatility in the market value of a security. The average maturity of each Fund's portfolio will vary depending on anticipated market conditions. It is anticipated that the Fund will invest in debt obligations with maturities ranging from short-term (including overnight) to 30 years. In the case of mortgage-backed and similar securities, the Fund uses the security's average life in calculating the Fund's average maturity.

TAXSAVER BOND FUND

INVESTMENT OBJECTIVE

    The investment objective of the Fund is to provide shareholders with a high level of current income exempt from Federal income tax. Although the Fund will attempt to invest 100% of its assets in municipal securities the interest on which is exempt from all Federal income tax, including the Federal alternative minimum tax ("AMT"), the Fund reserves the right to invest up to 20% of the value of its net assets in securities on which the interest income is subject to Federal income taxation. In addition, the Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents that may be taxable. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

    The Fund pursues its objective by investing principally in investment grade debt obligations issued by the states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities. These securities are generally known as "municipal securities" and include municipal bonds, notes and leases. It is anticipated that under normal circumstances substantially all of the Fund's total assets will be invested in municipal securities the interest income from which is exempt from Federal income taxes, including the Federal AMT.

    Some municipal securities are related in such a way that an economic, business or political development affecting one municipal security would have a similar effect on another municipal security. For example, the repayment of different obligations may depend on similar types of projects. While the Fund may invest more than 25% of its total assets in private activity bonds ("PABs"), under normal circumstances no single type of revenue bond (for example, electric revenue bonds or housing revenue bonds) will constitute more than 25% of the Fund's total assets. In addition, under normal circumstances no more than 25% of the Fund's total assets may be invested in issuers located in any one state, territory or possession.

    Normally, at least 65% of the Fund's total assets will be invested in municipal bonds rated at the time of purchase within the four highest grades assigned by an NRSRO such as Moody's Investors Services ("Moody's") (Aaa, Aa, A and Baa) or S&P (AAA, AA, A and BBB) or which are unrated and determined by the Adviser to be of comparable quality. Securities in these ratings generally are considered to be investment grade securities, although Moody's indicates that municipal securities rated Baa have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity by the issuer to make principal and interest payments with respect to debt rated in that category than is the case with higher grade debt. A further description of the ratings used by Moody's, S&P and other NRSROs is included in the SAI.

    The tax-free yields sought by the Fund are generally obtainable from securities rated within the four highest rating categories by NRSROs. The Fund may, however, invest up to 25% of its total assets in municipal bonds rated in the fifth highest rating category by any NRSRO or which are unrated and determined by the Adviser to be of comparable quality. These securities are not considered to be investment grade and have speculative or predominantly speculative characteristics and are commonly known as "Junk Bonds." See "Certain Risk Factors." The Fund only will invest in municipal notes and other short-term municipal obligations in the two highest rating categories assigned by an NRSRO or which are unrated and determined by the Adviser to be of comparable quality.

    During its last fiscal year, the Fund had 81.07% of its average annual assets in municipal securities rated by Moody's or Standard and Poor's Corporation "S&P" and 17.94% of its aver-age annual assets in unrated investments, including cash and cash equivalents. For that year the Fund had the following percentages of its average annual net assets invested in rated securities: Aaa/ AAA -- 40.13%, Aa/AA -- 9.89%, A/A -- 14.43%, Baa/BBB -- 12.77%, and B/B -- 3.85%. Securities with different ratings from Moody's and S&P were assigned the higher rating. This information reflects the average composition of the Fund's assets for the Fund's last fiscal year and is not necessarily representative of the Fund as of the end of last year, the current fiscal year or any other time.

    Under current Federal tax law, interest on certain municipal securities issued after August 7, 1986 to finance "private activities" will be a "tax preference item" for purposes of the Federal AMT applicable to certain individuals and corporations. The interest on these securities generally is fully tax-exempt for regular Federal income tax purposes. The Fund may from time to time purchase certain municipal securities the interest on which constitutes a "tax preference item" for purposes of the Federal AMT.

    In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer average maturity is generally associated with a higher level of volatility in the market value of a municipal security. The average maturity of the Fund's portfolio will vary depending on anticipated market conditions. It is anticipated, however, that the average weighted maturity of all municipal securities in the Fund's portfolio will normally range between five and 15 years.

FIXED INCOME SECURITIES

GENERAL

    DEBT SECURITIES. The market value of debt securities (including municipal securities) depends on, among other things, conditions in the market for the security and the fixed income markets generally, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The market value of the interest-bearing debt securities held by the Funds will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, a decline in interest rates produces an increase in market value, while an increase in interest rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The possibility exists, therefore, that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may be materially impaired.

    RATING MATTERS. The Funds will invest in securities rated in the categories specified by their investment policies. The Adviser assigns the higher rating to securities with different ratings from NRSROs. Investors Bond Fund and TaxSaver Bond Fund may purchase unrated securities if the Adviser determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. A Fund may retain a security whose rating has been lowered below the Fund's lowest permissible rating category (or that is unrated and determined by the Adviser to be of comparable quality to a security whose rating has been lowered below the Fund's lowest permissible rating category) if the Adviser determines that retaining the security is in the best interests of the Fund.

    The Funds' investments are subject to "credit risk" relating to the financial condition of the issuers of the securities that the Funds hold. A further description of the rating categories of certain NRSROs is contained in the SAI.

    VARIABLE AND FLOATING RATE INTEREST RATES. The securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of a Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to various rates of interest or indices.

    There may not be an active secondary market for certain floating or variable rate instruments, which could make it difficult for a Fund to dispose of an instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. The Adviser monitors the liquidity of the Funds' investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

TAXABLE INVESTMENTS

    CORPORATE DEBT SECURITIES AND FOREIGN SECURITIES. In selecting corporate debt securities for a Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. Interest rate trends and specific developments which may affect individual issuers will also be analyzed. In addition to the debt securities of domestic corporations, the Funds may invest in debt securities registered and sold in the United States by foreign issuers (Yankee Bonds) and those sold outside the United States by foreign or U.S. issuers (Eurobonds). Each Fund restricts its purchases of these securities to issues denominated and payable in United States dollars. All obligations of non-U.S. issuers purchased by a Fund will be issued or guaranteed by a sovereign government, by a supranational agency whose members are sovereign governments, or by a U.S. issuer in whose debt securities the Fund could invest.

    U.S. GOVERNMENT SECURITIES. The U.S. Government Securities in which a Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills and notes) and other securities backed by the full faith and credit of the U.S. Government, such as those issued by the Government National Mortgage Association ("GNMA"). Each Fund may also invest in U.S. Government Securities that have lesser degrees of government backing. For instance, a Fund may purchase obligations of the of the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") (which are supported by the right of the issuer to borrow from the Treasury under certain circumstances) and obligations of the Student Loan Marketing Association and the Federal Home Loan Banks (which are supported only by the credit of the agency or instrumentality). There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit and, accordingly, these securities may involve more risk than other U.S. Government Securities.

    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

    Mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

    UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, a Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

    LIQUIDITY AND MARKETABILITY. The market for mortgage-backed securities has expanded considerably in recent years. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid. The recently introduced private conventional pools of mortgages (pooled by commercial banks, savings and loan institutions and others, with no relationship with government and government-related entities) have also achieved broad market acceptance and consequently an active secondary market has emerged. However, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

    AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

    As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rate 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years.

    YIELD CALCULATIONS. Yields on pass-through securities are typically quoted by investment dealers based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

    GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is the GNMA, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages.

    FNMA is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller-servicers. FHLMC is a corporate instrumentality of the United States Government that was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in mortgages from FHLMC's national portfolio. FNMA and FHLMC each guarantee the payment of principal and interest on the securities they issue. These securities, however, are not backed by the full faith and credit of the United States Government.

    PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. Investors Bond Fund may invest in mortgage-backed securities offered by private issuers including pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations.

    Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on such securities. Timely payment of interest and principal may also be supported by various forms of insurance, including individual loan, title, pool and hazard policies. There can be no assurance that the private issuers or insurers will be able to meet their obligations under the relevant guarantees and insurance policies.

    ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities.

    ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they may also have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to the Fund will decrease as the coupon rate resets to reflect the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying a Fund's ARMs may lag behind changes in market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, investors could suffer some principal loss if they sold Fund Shares before the interest rates on the underlying mortgages were adjusted to reflect current market rates.

    COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized Mortgage Obligations ("CMOs") are debt obligations that are collateralized by mortgages or mortgage pass-through securities issued by GNMA, FHLMC or FNMA or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Investors High Grade Bond Fund will invest only in CMOs that are U.S. Government Securities and will not invest in privately issued CMOs. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-backed securities. See "Investment Policies -- Taxable Investments -- Mortgage-Related Securities" in the SAI.

    STRIPPED MORTGAGE-BACKED SECURITIES. Investors Bond Fund may invest in stripped mortgage-backed securities, which are classes of mortgage-backed securities that receive different proportions of the interest and principal distributions from the underlying Mortgage Assets. They may be may be privately issued or U.S. Government Securities. In the most extreme case, one class will be entitled to receive all or a portion of the interest but none of the principal from the Mortgage

Assets (the interest-only or "IO" class) and one class will be entitled to receive all or a portion of the principal, but none of the interest (the "PO" class).

    ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

    Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

MUNICIPAL INVESTMENTS

    MUNICIPAL BONDS. Municipal bonds, which are intended to meet longer term capital needs of the issuer, can be classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are generally payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds also include PABs, which are bonds issued by or on behalf of public authorities to finance various privately operated facilities. PABs are in most cases revenue bonds and generally do not have the pledge of the full faith, credit and taxing power of the municipality issuer. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for payment. TaxSaver Bond Fund will acquire only PABs whose interest payments, in the opinion of the issuer's counsel, are exempt from Federal income taxation (other than the AMT).

    MUNICIPAL NOTES AND LEASES. Municipal notes, which may be either "general obligation" or "revenue" securities, are intended to fulfill the short-term capital needs of the issuer and generally have original maturities of 397 days or less. They include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Municipal leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) are a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of long-term debt. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds or notes as described in the SAI.

    PARTICIPATION INTERESTS. TaxSaver Bond Fund may purchase participation interests in municipal securities (which may be fixed, floating or variable rate securities) that are owned by banks or other financial institutions. Participation interests carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution. The Fund will only purchase participation interests from Federal Deposit Insurance Corporation insured banks having total assets of more than one billion dollars or from other financial institutions whose long-term debt securities are rated within the four highest rating categories by an NRSRO or which are unrated and determined by the Adviser to be of comparable quality. Prior to purchasing any participation interest, the Fund will obtain appropriate assurances from counsel retained by the Trust that the interest earned by the Fund from the obligations in which it holds participation interests is exempt from Federal income tax.

    STAND-BY COMMITMENTS. TaxSaver Bond Fund may purchase municipal securities together with the right to resell them to the seller at an agreed upon price or yield within specified periods prior to their maturity dates. These rights to resell are commonly known as "stand-by commitments." The aggregate price which the Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. The Fund will enter into stand-by commitments only with banks or municipal securities dealers that in the opinion of the Adviser present minimal credit risks. The value of a stand-by commitment is dependent on the ability of the writer to meet its repurchase obligation.

CERTAIN RISK FACTORS

DIVERSIFICATION MATTERS

    Investors High Grade Bond Fund is a diversified fund. Thus, the Fund may not purchase a security if, as a result, (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer or (2) the Fund would own more than 10% of the outstanding voting securities of a single issue. This limitation applies with respect to 75% of the Fund's total assets and does not apply to U.S. Government Securities.

    Investors Bond Fund and TaxSaver Bond Fund are non-diversified, which means that they have greater latitude than a diversified fund with respect to the investment of its assets in the securities of a relatively few issuers. As non-diversified portfolios, the Funds may present greater risks than diversified funds. Each Fund's diversification requirements provide that, as of the last day of each fiscal quarter, with respect to 50% of its assets, the Fund may not own the securities of a single issuer, other than a U.S. Government Security, with a value of more than 5% of the Fund's total assets. Except for U.S. Government Securities, no more than 25% of the total assets of a Fund may be invested in securities of any one issuer. A Fund will be subject to a greater risk of loss if an issuer in which the Fund invests a substantial amount of its assets is unable to make interest or principal payments or if the market value of securities declines.

NON-INVESTMENT GRADE DEBT SECURITIES

    Investors Bond Fund and TaxSaver Bond Fund may invest in non-investment grade, high risk securities (securities rated lower than the fourth highest rating category by an NRSRO). Bonds rated in S&P's fifth highest category, BB, are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Preferred stockrated ba by Moody's is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.

    Non-investment grade, high risk securities (often referred to as "junk bonds") involve greater risk of default or price changes due to changes in the issuer's creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. These risks may be magnified in the case of unrated junk bonds. In addition, the market prices of lower rated securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates. Further information concerning these investments is contained in the SAI.

4. ADDITIONAL INVESTMENT POLICIES

The investment objective and all investment policies of each Fund that are designated as fundamental may only be changed with the approval of the holders of a majority of the outstanding voting securities of a Fund. A majority of a Fund's outstanding voting securities means the lesser of (1) 67% of the shares of a Fund present or represented at a shareholders' meeting at which the holders of more than 50% of the shares are present or represented, or (2) more than 50% of the outstanding shares of a Fund. Unless otherwise indicated, investment policies of a Fund are not fundamental and may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. For more information concerning shareholder voting, see "Other Information -- The Trust and Its Shares."

    No Fund may invest more than 15% of its net assets in illiquid securities, including repurchase agreements not entitling the Fund to the payment of principal within seven days. Although they have no current intention, each Fund may in the future seek to hedge against a decline in the value of securities it owns or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options and the purchase and sale of futures contracts and options on those futures contracts. In order to avoid maintaining idle cash, the Funds may invest up to 10% of their total assets in money market mutual funds that, in the case of TaxSaver Bond Fund, invest in municipal securities exempt from Federal income taxes. Under normal circumstances, each Fund intends to invest at least 65% of its assets in bonds and similar investments.

TECHNIQUES INVOLVING LEVERAGE

    The use of certain investments involves the special risks of leverage and may be, in part, speculative. The Funds may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but, as a fundamental policy, not in excess of 331/3% of the value of a Fund's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 10% of the value of a Fund's total assets. Investors Bond Fund and TaxSaver Bond Fund may borrow for other than temporary or emergency purposes. In addition, the purchase of then-issued and forward commitment securities is a form of leverage. A Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

    Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by market movements or changes in yields. So long as a Fund is able to realize a net return on its investment port-folio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In addition, the purchase of when-issued and forward commitment securities is a form of leverage. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

    In order to limit the risks involved in various transactions involving leverage, the Funds will set aside and maintain in a segregated account liquid assets in accordance with SEC guidelines. The account's value, which is marked to market daily, will be at least equal to a Fund's commitments under these transactions.

SWAP AGREEMENTS

    To manage its exposure to different types of investments, Investors Bond Fund and TaxSaver Bond Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

    Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. See "Techniques Involving Leverage" above. Swap agreements involve risks depending upon the counterparty's creditworthiness and ability to perform as well as a Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when it believes the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES

    Each Fund may seek additional income by entering into repurchase agreements or by lending securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund might suffer a loss. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when it believes the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks.

    Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans. Investors Bond Fund and TaxSaver Bond Fund, as a fundamental policy, will limit securities lending to not more than 10% of the value of their total assets.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

    Each Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction. The Funds purchase securities on a when-issued or forward commitment basis only with the intention of actually receiving or delivering the securities, as the case may be. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities.

    During the period between a commitment and settlement, no payment is made for the securities purchased and, thus, no dividends or interest accrues to the purchaser from the transaction. However, at the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver or pay for a security purchased or sold by the Fund may result in a loss or a missed opportunity to make an alternative investment. Any significant commitment of a Fund's assets committed to the purchase of securities on a when-issued or forward commitment basis may increase the volatility of its net asset value.

    The use of when-issued transactions and forward commitments may enable a Fund to hedge against anticipated changes in interest rates and prices. If the Adviser were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete these transactions at prices inferior to the current market values. No when-issued or forward commitment transactions will be entered into by a Fund if, as a result, more than 15% of the value of the Fund's total assets would be committed to such transactions.

TEMPORARY DEFENSIVE POSITION

    When business or financial conditions warrant, for example, when issues of sufficient quality and liquidity are not available, a Fund may assume a temporary defensive position and invest all or part of its assets in cash or prime quality cash equivalents, including (1) short-term U.S. Government Securities, (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States, (3) commercial paper, (4) repurchase agreements covering any of the securities in which the Fund may invest directly and (5) to the extent permitted by the Investment Company Act of 1940, money market mutual funds. During periods when and to the extent that a Fund has assumed a temporary defensive position, it will not be pursuing its investment objective.

CORE AND GATEWAY-REGISTERED TRADEMARK-

    Each Fund reserves the right to seek to achieve its investment objective by converting to a Core and Gateway structure. Each Fund, upon future action by the Board of Trustees and notice to shareholders, may convert to this structure, in which the Fund would hold as its only investment securities the shares of another investment company having substantially the same investment objective and policies as the Fund. The Board of Trustees will not authorize conversion to a Core and Gateway structure if it would materially increase costs to a Fund's shareholders.

PORTFOLIO TURNOVER

    The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on market conditions. From time to time the Funds may engage in active short-term trading to benefit from yield disparities among different issues of debt securities, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. This type of trading will increase the Funds' portfolio turnover rate and transaction costs and may increase the Funds' capital gain. The Adviser weighs the anticipated benefits of short-term investments against these consequences. Investors Bond Fund's and TaxSaver Bond Fund's portfolio turnover rates are reported under "Financial Highlights." For the fiscal year ending March 31, 1998, Investors High Grade Bond Fund's portfolio turnover rate is not expected to exceed 100%.

5. MANAGEMENT

    The business and affairs of the Funds are managed under the direction of the Board. The Board formulates the general policies of the Funds and generally meets quarterly to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. Information about the Trustees and the officers of the Trust is in the SAI under "Management -- Trustees and Officers."

THE ADVISER

    Forum Investment Advisors, LLC, located at Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Funds under an investment advisory agreement with the Trust. Subject to the general supervision of the Board, the Adviser makes investment decisions for the Funds and is responsible for, among other things, developing a continuing investment program for the Funds in accordance with its investment objective and reviewing the investment strategies and policies of the Funds. For its services, the Adviser receives an advisory fee at an annual rate of 0.40% of the Funds' average daily net assets.

    Leslie C. Berthy is Managing Director of the Adviser and has been responsible for the day-to-day management of the Funds' portfolios since their inception. Prior to his association with the Adviser, Mr. Berthy was Managing Director and Co-Chief Executive Officer of Irwin Union Capital Corp., an affiliate of Irwin Union Bank & Trust Co.

    As of the date of this Prospectus each of the Adviser, FAdS, FFSI, FSS and FAcS was controlled by John Y. Keffer, President and Chairman of the Trust and were located at Two Portland Square, Portland, Maine, 04101. As of June 30, 1998, the Adviser provided investment advisory services to registered investment companies with assets of approximately $1.7 billion.

THE ADMINISTRATOR

    On behalf of the Funds, the Trust has entered into an Administration Agreement with FAdS. Under the agreement, FAdS is responsible for the supervision of the overall management of the Trust and providing the Trust with general office facilities, necessary personnel to help ensure the effective operation of the Trust as well as persons satis-factory to the Board to serve as officers of the Trust. For these services, FAdS is entitled to receive a fee from the Funds computed and paid monthly at an annual rate of 0.20% of the Funds' average daily net assets.

    Under a Fund Accounting Agreement with the Trust, Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for each Fund, including determination of the Fund's net asset value. For its services, FAcS is entitled to receive a fee for each Fund at an annual rate of $36,000 subject to adjustments for the number and type of portfolio transactions.

    As of June 30, 1998, FAdS and its affiliates provided management, administration and distribution services to registered investment companies and collective investment funds with assets of approximately $38 billion.

THE DISTRIBUTOR

    Under a Distribution Agreement with the Trust, FFSI acts as distributor of the Funds' shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds. For these services, FFSI receives, and may reallow to certain financial institutions, the sales charge paid by purchases of the Funds' shares. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Processing Organizations") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds. Investors purchasing shares of a Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICES

    Shareholder inquiries and communications concerning the Funds may be directed FSS. Under a Transfer Agency and Services Agreement, FSS acts as the Funds' transfer agent and dividend disbursing agent. FSS maintains an account for each shareholder of record where all shares purchased are credited, together with any distributions that are reinvested in additional shares. FSS also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. For its services, FSS is entitled to receive a fee at an annual rate of 0.25% of each Fund's average daily net assets plus $12,000 per year and annual shareholder fees of $18.00 per shareholder account.

EXPENSES OF THE TRUST

    The Trust is obligated to pay for all of its expenses. The Funds' expenses comprise Trust expenses attributable to the Funds and expenses not attributable to any particular portfolio of the Trust, which are allocated among the Funds and the portfolios in proportion to their average net assets. The Funds' expenses include: interest charges; taxes; brokerage fees and commissions; certain insurance premiums; applicable fees and expenses under the Trust's contracts with the Adviser, FAdS, FSS and any custodian; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; auditing, legal and compliance expenses; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; compensation of certain of the Trust's trustees, officers and employees and other personnel performing services for the Trust; and registration fees and related expenses.

    The Adviser, FAdS, FSS, and FAcS, in their sole discretion, may waive all or any portion of their respective fees, which are accrued daily and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing the Funds' performance for the period during which the waiver was in effect and would not be recouped at a later date.

YEAR 2000

    Like other mutual funds, financial and other business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Adviser and other service providers to the Funds do not properly process and calculate date related information and data from and after January 1, 2000. The Adviser and FAdS are taking steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

6. PURCHASES AND REDEMPTIONS OF SHARES

Investments in a Fund may be made either by an investor directly or through certain brokers or financial institutions of which the investor is a customer. All transactions in Fund shares are effected through FSS, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES

    Fund Shares are sold at a price equal to their net asset value next-determined after acceptance of an order, plus any applicable sales charge on all weekdays except days when the New York Stock Exchange is closed ("Business Day"). Normally, the New York Stock Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Fund shares are issued immediately after an order for the shares in proper form is accepted by FSS. Each Fund's net asset value is calculated at 4:00 p.m., Eastern time on each Business Day. Fund shares become entitled to receive dividends on the next Business Day after the order is accepted.

    The Funds reserve the right to reject any subscription for the purchase of their shares. Share certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS

    Fund shares may be redeemed without charge at their net asset value on any Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of each Funds' next determination net asset value after FSS receives the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to receive dividends declared after the day on which the redemption becomes effective.

    Normally, redemption proceeds are paid immediately, but in no event later than seven days, after a redemption order is accepted. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check and mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emer-gency or other circumstance as determined by the SEC.

    Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of a Fund. The Trust will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90-day period.

    The Trust employs reasonable procedures to ensure that telephone orders are genuine, including the recording of certain transactions. If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS.

    Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

PURCHASE AND REDEMPTION PROCEDURES

    The following purchase and redemption procedures and shareholder services apply to investors who invest in the Funds directly. These investors may open an account by completing the account application at the back of this Prospectus or by contacting FSS at the address on the first page of this Prospectus. For those shareholder services not referenced on the account application or to change information on a shareholder's account (such as addresses), investors should request an Optional Services Form from FSS.

INITIAL PURCHASE OF SHARES

    There is a $2,000 minimum for initial investments in each Fund ($1,000 for individual retirement accounts).

    MAIL. Investors may send a check made payable to the Trust along with a completed account application for a Fund to FSS at the address on the first page of this Prospectus. Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, FSS or FFSI.

    BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

 BankBoston
 Boston, Massachusetts
 ABA# 011000390
 For Credit To: Forum Shareholder Services, LLC
 Account #: 541-54171
     Re: [Name of Fund]
     (Investor's Name)
     (Investor's Account Number)

    The investor should then promptly complete and mail the account application. Investors planning to wire funds should instruct the bank early in the day so the wire transfer can be received prior to 4:00 p.m., Eastern time, on the same day. The bank may impose a charge for transmitting payment by wire, and there also may be a charge for the use of Federal funds.

SUBSEQUENT PURCHASES OF SHARES

    There is a $250 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check, by sending a wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone the Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

    AUTOMATIC INVESTMENT. Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in a Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from FSS. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.

REDEMPTION OF SHARES

    Shareholders that wish to redeem shares by telephone or receive redemption proceeds by wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

    MAIL. Shareholders may make a redemption in any amount by sending a written request to FSS accompanied by any share certificate that was issued to the shareholder. All share certificates submitted for redemption must be signed by the shareholder with a signature guaranteed. All accompanying written requests for redemption must be signed by the shareholder and, in some cases, must have a signature guarantee. See Purchase and Redemption Procedures -- Other Redemption Matters."

    TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FSS at (207) 879-0001 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shares are registered, the shareholder's social security or taxpayer identification number. The Trust or FSS may employ other procedures such as recording certain transactions to ensure telephone instructions are genuine. If such procedures are followed, neither the Trust nor FSS will be liable for any losses due to unauthorized or fraudulent redemption requests. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

    BANK WIRE. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal funds wire to a bank account designated on the shareholder's account application. To request wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege on the account application. Redemption proceeds are transmitted by wire on the next business day after the redemption request in proper form is received by FSS.

    AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds are sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution that is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to FSS.

    OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signa-tures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; or (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

    Signature guarantees may be provided by any eligible institution acceptable to FSS, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

    FSS will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be canceled.

SALES CHARGES

    The public offering price for shares of a Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of dividends or other distributions. The sales charge is assessed as follows:

                                 SALES CHARGE
                                   AS % OF
                          --------------------------
                            PUBLIC
                           OFFERING      NET ASSET       DEALERS'
   AMOUNT OF PURCHASE        PRICE        VALUE*        REALLOWANCE
------------------------  -----------  -------------  ---------------
less than $100,000......        3.75%         3.90%           3.25%
$100,000 but less than
 $200,000...............        3.25          3.36            2.85
$200,000 but less than
 $400,000...............        2.50          2.56            2.20
$400,000 but less than
 $600,000...............        2.00          2.04            1.75
$600,000 but less than
 $800,000...............        1.50          1.52            1.25
$800,000 but less than
 $1,000,000.............        1.00          1.01            0.75
$1,000,000 and up.......        0.50          0.50            0.40

*    Rounded to the nearest one-hundredth percent.

    FFSI's commission is the sales charge shown above less any applicable discount reallowed to Processing Organizations (including banks and bank affiliates purchasing shares as principal or agent). Normally, FFSI will reallow discounts to Processing Organizations in the amounts indicated in the table above. From time to time, however, FFSI may elect to reallow the entire sales charge to Processing Organizations for all sales with respect to which orders are placed with FFSI during a particular period. The dealers' reallowance may be changed from time to time.

    In addition, from time to time and at its own expense, FFSI may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging,
(2) tickets for entertainment events and (3) merchandise.

    No sales charge will be assessed on purchases made for investment purposes by: (1) any bank, trust company, savings association or similar institution with whom FFSI has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan); (2) any registered investment adviser with whom FFSI has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts; (c any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services; (4) any broker-dealer with whom FFSI has entered into a Processing Organization Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients; (5) directors and officers of the Trust; directors, officers and full-time employees of the Advisor, FFSI, any of their affiliates or any organization with which FFSI has entered into a Processing Organization Agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative; (6) any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment; (7) persons who exchange into a Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program, See "Purchases and Redemptions of Shares -- Exchange Program;" and (8) employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended. The Trust may require appropriate documentation from an investor concerning that investor's eligibility to purchase Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

REDUCED SALES CHARGES

    For an investor to qualify for a reduced sales charge as described below, the investor must notify FSS at the time of purchase. Programs for reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings.

    RIGHTS OF ACCUMULATION. An investor's purchase of additional shares of a Fund may qualify for rights of accumulation ("ROA") wherein the applicable sales charge will be based on the total of the investor's current purchase and the net asset value (at the end of the previous Business Day) of shares of that Fund held by the investor. For example, if an investor owned shares of a Fund worth $400,000 at the then current net asset value and purchased shares of the Fund worth an additional $50,000, the sales charge for the $50,000 purchase would be at the 2% rate applicable to a single $450,000 purchase, rather than at the 3.75% rate. To qualify for ROA on a purchase, the investor must inform FSS and supply sufficient information to verify that each purchase qualifies for the privilege or discount.

    LETTER OF INTENT. Investors may also obtain reduced sales charges based on cumulative purchases by means of a written Letter of Intent ("LOI"), which expresses the investor's intention to invest $100,000 or more within a period of 13 months in shares of a Fund. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI.

    An LOI is not a binding obligation upon the investor to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the LOI will be held subject to a registered pledge (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased within 13 months. Pledged shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the shares will be released from pledge. Share certificates are not issued for shares purchased under an LOI. Investors wishing to enter into an LOI can obtain a form of LOI from their broker or financial institution or by contacting FSS.

EXCHANGES

EXCHANGE PROCEDURES

    Fund shareholders are entitled to exchange their shares for shares of other Funds, including any other fund of the Trust or any other fund that participates in the exchange program (currently, Sound Shore Fund, Inc.) and whose shares are eligible for sale in the shareholder's state of residence. Exchanges may only be made between accounts registered in the same name. The minimum amount to open an account in a Fund through an exchange from another fund is $2,500. When a shareholder exchanges shares a completed account application must be submitted to open a new account in a Fund if the shareholder requests any shareholder privilege not associated with the existing account. Exchanges are subject to the fees and the restrictions (including minimum investment requirements) listed in the prospectus for the fund into which a shareholder is exchanging. The Funds do not charge for exchanges and there is currently no limit on the number of exchanges a shareholder may make.

    The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined after all proper instructions and any necessary supporting documents by the fund whose shares are being exchanged are received by FSS.

    If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of a fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

    MAIL. Exchanges may be accomplished by written instruction to FSS accompanied by any share certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with a signature guarantee.

    BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder that has elected telephone exchange privileges by calling FSS at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

RETIREMENT PROGRAMS

INDIVIDUAL RETIREMENT ACCOUNTS

    Neither of the Funds should be considered as a complete investment vehicle for the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $1,000, and the minimum subsequent investment is $250. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, this deduction will be reduced if the individual or, in some cases, the individual's spouse is an active participant in an employer-sponsored retirement plan and the individual (or married couple) has adjusted gross income above certain levels.

EMPLOYEE BENEFIT PLANS

    The Funds may be a suitable investment vehicle for part or all of the assets held in various employee benefit plans, including 401(k) plans, 403(b) plans and SARSEPs.

PURCHASES AND REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS

    Shares may be purchased and redeemed through certain broker-dealers, banks, trust companies and their affiliates, and other financial institutions, including affiliates of FSS. Processing Organizations may receive as a dealer's reallowance a portion of the sales charge paid by their customers who purchase Fund shares. In addition, Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

    Investors who purchase shares through a Processing Organization may be charged a fee if they effect transactions in Fund shares through a broker or agent and will be subject to the procedures of their Processing Organization, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Processing Organization. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their Processing Organization's and a Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer Processing Organizations are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by a Fund. Certain other Processing Organizations may also enter purchase orders with payment to follow.

    Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states permit shares of a Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

7.  DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

    Distributions of each Fund's net investment income, if any, are declared daily and paid monthly. Any distributions of net capital gain realized by a Fund are distributed annually.

    Shareholders may choose either to have all distributions of net investment income reinvested in additional Fund shares or paid in cash or to have distributions of net capital gain reinvested in additional Fund shares or paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether paid in cash or reinvested in Fund shares.

    All distributions are reinvested at a Fund's net asset value as of the payment date of the distribution. All distributions are reinvested unless another option is selected. All distributions not reinvested are paid to the shareholder in cash.

Cash payments may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

    Each Fund intends to continue to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, the Funds will not be liable for Federal income taxes on the net investment income and net capital gain distributed to their shareholders. Because the Funds intend to distribute all of their net investment income and net capital gain each year, the Funds should avoid all Federal income and excise taxes.

INVESTORS HIGH GRADE BOND FUND AND INVESTORS BOND FUND

    Dividends paid by each Fund out of its net investment income (including any realized net short-term capital gain) are taxable to shareholders as ordinary income.

TAXSAVER BOND FUND

    DIVIDENDS OF TAX-EXEMPT INVESTORS RELATED MATTERS. Shareholders of the Fund generally will not be subject to Federal income tax on dividends paid by the Fund out of tax-exempt interest income earned by the Fund ("exempt-interest dividends"), assuming certain requirements are met. Substantially all of the dividends paid by the Fund are anticipated to be exempt-interest dividends. Any dividends paid by the Fund out of its taxable net investment income (including any realized net short-term capital gain) are taxable to shareholders as ordinary income.

    Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity bonds held by the Fund may be subject to Federal income tax on their pro rata share of the interest income from these bonds and should consult their tax advisors before purchasing shares of the Fund. Under current Federal tax law, interest on certain private activity bonds is treated as an item of tax preference for purposes of the Federal AMT imposed on individuals and corporations. In addition, interest on all tax-exempt obligations is included in the "adjusted current earnings" of corporations for Federal AMT purposes.

    OTHER TAX MATTERS. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for Federal income tax purposes.

    The exemption for Federal income tax purposes of dividends derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Fund may be exempt from state and local taxes on exempt interest dividends derived from obligations of the state and/or municipalities of the state in which they reside. Shareholders may, however, be subject to tax on income derived from the municipal securities of jurisdictions other than those in which they reside. Shareholders are advised to consult with their tax advisors concerning the application of state and local taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

    If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

    Shortly after the close of each year, a statement is sent to each shareholder of the Fund advising the shareholder of the portion of total dividends paid into the shareholder's account that is exempt from Federal income tax and that is derived from the municipal securities of each state and from other sources. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

GENERAL

    Distributions of net capital gain (i.e., the excess of net gain from capital assets held for more than one year over net loss from capital assets held not more than one year) will be treated in the hands of shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

    Any capital gain distribution received by a shareholder reduces the net asset value of the shareholder's shares by the amount of the distribution. To the extent that capital gain was accrued by a Fund before the shareholder purchased the shares, the distribution would be in effect a return of capital to the shareholder. Capital gain distributions, including those that operate as a return of capital, however, are taxable to the shareholder receiving them.

    The Funds may be required by Federal law to withhold 31% of reportable payments (which may include taxable dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to the Funds is correct and that the shareholder is not subject to backup withholding.

    Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by the Funds will be mailed to shareholders shortly after the close of each year.

TAX-FREE INCOME VS. TAXABLE INCOME

    The table below shows approximate equivalent taxable and tax-free yields at various approximate marginal Federal tax bracket rates. For example, an investor in the 31% tax bracket for 1998 whose investments earn a 5% tax-free yield would have to earn a 7.2% taxable yield to receive the same benefit.

                    1998 FEDERAL TAXABLE VS. TAX-FREE YIELDS

                                   A Tax Free Yield of
                                  ----------------------
                                  4.0%  4.5%  5.0%  5.5%
                                  ----  ----  ----  ----
            Federal               equals a taxable yield
          Tax Bracket                of approximately
-------------------------------   ----------------------
             39.6%                6.6%  7.5%  8.3%  9.2%
             36.0%                6.3%  7.0%  7.8%  8.6%
             31.0%                5.8%  6.5%  7.2%  8.0%
             28.0%                5.6%  6.3%  6.9%  7.6%

    The yields listed are for illustration only and are not necessarily representative of TaxSaver Bond Fund's yield. Although the Fund primarily invests in securities the interest from which is exempt from Federal income taxes, some of the Fund's investments may generate taxable income. An investor's tax bracket will depend upon the investor's taxable income. The figures set forth above do not reflect the Federal alternative minimum taxes or any state or local income taxes.

    The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

8. OTHER INFORMATION

PERFORMANCE INFORMATION

    Each Funds' performance may be quoted in advertising in terms of yield or total return. Both types are based on historical results and are not intended to indicate future performance. A Fund's yield is a way of showing the rate of income earned by the Fund as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income of the Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end of the period. TaxSaver Bond Fund may also quote tax equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yields after taxes. A tax equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated Federal, state or combined Federal and state tax rate. Total return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. Each of the Funds also may advertise its total return over different periods of time on a before-tax, after-tax or taxable-equivalent basis or by means of aggregate, average, year by year, or other types of total return figures. Because average annual returns tend to smooth out variations in the Funds' returns, shareholders should recognize that they are not the same as actual year-by-year results. A Fund's advertised yield and total return may or may not reflect the maximum sales load applicable to the Fund. A computation of yield or total return that does not take into account the sales load paid by an investor will be higher than a computation based on the public offering price of the shares purchased that does take into account payment of a sales load.

    Each Fund's advertisements may reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

    Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and in the view of FAdS would permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought. It is not expected that shareholders would suffer adverse financial consequences as a result of any changes in bank or bank affiliate service arrangements.

DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of the each Fund as of 4:00 p.m., Eastern time, on each Business Day by dividing the value of the Fund's net assets (i.e., the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued at current market value, or, in their absence, at fair value as determined by procedures approved by the Board.

THE TRUST AND ITS SHARES

    The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust under the name Forum Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Inves-tor and Institutional Shares). Currently the authorized shares of the Trust are divided into 23 separate series.

    Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of a class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio, except if the matter affects only one portfolio or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

    From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July 1, 1998, Bank of New Hampshire may be deemed to have controlled High Grade Bond Fund and National City Bank of Evansville may be deemed to have controlled Investors Bond Fund and TaxSaver Bond Fund through investment in the Funds by their customers.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                              [APPLICATION FORM
                                   PAGE 1]

                              [APPLICATION FORM
                                   PAGE 2]

[LOGO]

SHAREHOLDER INFORMATION:
FORUM SHAREHOLDER SERVICES, LLC
P.O. BOX 446
PORTLAND, ME  04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)



[GRAPHIC]

[GRAPHIC]

                                     PROSPECTUS


                                     INVESTORS
                                    GROWTH FUND


                                       FORUM
                                       FUNDS
                                   AUGUST 1, 1998

FORUM FUNDS

INVESTORS GROWTH FUND

                                                                      PROSPECTUS

                                                                  August 1, 1998
--------------------------------------------------------------------------------

ACCOUNT INFORMATION AND SHAREHOLDER SERVICING:

       Forum Shareholder Services, LLC
       P.O. Box 446
       Portland, Maine 04112
       (207) 879-0001
       (800) 94FORUM
--------------------------------------------------------------------------------

This Prospectus offers shares of Investors Growth Fund (the "Fund"), a diversified portfolio of Forum Funds (the "Trust"), a registered open-end management investment company.

    INVESTORS GROWTH FUND. The Fund seeks to provide long-term capital appreciation by investing primarily in a portfolio of the common stock of companies domiciled in the United States.

Shares of the Fund are offered to investors at a price equal to the next determined net asset value plus a maximum sales charge of 4.0% of the total public offering price (4.17% of the amount invested).

This prospectus sets forth concisely the information a prospective investor should know about the Trust and the Fund before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated August 1, 1998, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Fund and is available together with other related materials for reference on the SEC's Internet Web Site (http:www.sec.gov). The SAI, which is incorporated by reference into this Prospectus by reference, also is available, without charge, by contacting Forum Shareholder Services, LLC, the Fund's transfer agent, at the address and telephone numbers printed above.

                               TABLE OF CONTENTS

                                                               Page
                                                              -----
        1.   Prospectus Summary..........................          2
        2.   Financial Highlights........................          4
        3.   Investment Objective and Policies...........          5
        4.   Additional Investment Policies..............          6

                                                               Page
                                                              -----

        5.   Management..................................          8
        6.   Purchases and Redemptions of Shares.........         10
        7.   Distributions and Tax Matters...............         17
        8.   Other Information...........................         18

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS, OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, OR ANY FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1. PROSPECTUS SUMMARY

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of Investors Growth Fund is long-term capital appreciation. The Fund intends to pursue its objective by investing primarily in the common stock of domestic companies that, in the view of the Fund's investment adviser, possess above average growth potential or attractive valuations when the valuations have not yet been fully reflected in the market price of the companies' shares. See "Investment Objectives and Policies."

INVESTMENT ADVISER

    Forum Investment Advisors, LLC (the "Adviser") serves as the investment adviser to the Fund. The Adviser is located at Two Portland Square, Portland, Maine 04101. See "Management -- Adviser."

FUND MANAGEMENT

    The administrator of the Trust is Forum Administrative Services, LLC ("FAdS") and the distributor of its shares is Forum Financial Services, Inc. ("FFSI"). Forum Shareholder Services, LLC ("FSS") serves as the Trust's transfer agent, dividend disbursing agent and shareholder servicing agent and Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services for the Trust. FAdS, FFSI, FSS, and FAcS are located at Two Portland Square, Portland, Maine 04101. See "Management."

PURCHASES AND REDEMPTIONS

    Shares of the Fund are offered at their next-determined net asset value plus any applicable sales charge. Shares may be purchased or redeemed by mail, by bank-wire and through an investor's broker-dealer or other financial institution. The minimum initial investment is $2,000 ($1,000 for an Individual Retirement Account), and the minimum subsequent investment is $250. Share may redeem shares without charge. See "Purchases and Redemption of Shares."

    Shares of the Fund are not offered for sale in every state. To determine whether the Fund is available for purchase in a particular state, contact FSS at the numbers listed on the first page of this prospectus,

EXCHANGE PROGRAM

    Shareholders of the Fund may exchange their Shares without charge for the shares of certain other funds of the Trust. See "Purchases and Redemptions of Shares -- Exchanges."

DISTRIBUTIONS

    The Fund distributes its net investment income, if any, quarterly and its net capital gain, if any, at least annually. All distributions are reinvested automatically in additional shares of the Fund at net asset value unless the shareholder has notified the Fund in his or her Account Application or otherwise in writing of the shareholder's election to receive distributions in cash. See "Distributions and Tax Matters."

CERTAIN RISK FACTORS

    There can be no assurance that the Fund will achieve its investment objective. The Fund's net asset value and total return will fluctuate as the value of the securities in which the Fund invests changes. Investing in the Fund is subject to the risks of investing in the stock market including the risk that the value of the stocks in which the Fund invests might decrease. Investors in the Fund should be willing to accept the risks of the stock market and should not consider the Fund a complete investment program. See "Investment Objective and Policies" and "Additional Investment Policies."

EXPENSES OF INVESTING IN THE FUND

    The purpose of the following table is to assist investors in understanding the various expenses that an investor of the Fund will bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES
Maximum sales charge imposed on
purchases (as a percentage of public
offering price)(1)...................       4.0%
Exchange Fee.........................       None

ANNUAL FUND OPERATING EXPENSES(2)
(as a percentage of average net
assets after applicable expense
reimbursement and fee waivers)
Management Fees......................      0.65%
12b-1 Fees...........................       None
Other Expenses (after expense
reimbursements)......................      0.45%
Total Fund Operating Expenses........      1.10%

    (1) Certain shareholders may be eligible for reduced sales charges. See "Purchases and Redemptions of Shares -- Reduced Sales Charges."

    (2) The Annual Fund Operating Expenses are based on expenses and assets of the Fund during its initial period of operations ending March 31, 1998. Management Fees include all investment advisory fees and administration fees. Absent certain expense reimbursements and fee waivers during the most recent fiscal year, Management Fees, Other Expenses and Total Fund Operating Expenses would have been 0.95%, 0.71% and 1.56%, respectively. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time. For a further description of the various expenses incurred in the operation of the Fund, see "Management."

EXAMPLE

    Following is a hypothetical example that indicates the dollar amount of expenses that an investor in the Fund would pay assuming (1) a $1,000 investment in the Fund, (2) a 5% annual return, (3) the reinvestment of all distributions,
(4) the payment of the maximum sales charge and (5) full redemption at the end of each time period:

 1 Year     3 Years    5 Years    10 Years
---------  ---------  ---------  ----------
   $51        $74        $98        $169

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS, AND ACTUAL EXPENSES OR RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The example is based on the expenses listed in the table. The 5% annual return is not a prediction of and does not represent the Fund's return; rather it is required by government regulation.

2. FINANCIAL HIGHLIGHTS

    The following information represents selected data for a single share outstanding of the Fund. This information has been audited in connection with an audit of the Fund's financial statements by Deloitte & Touche LLP, independent auditors. The financial statements and independent auditors' report thereon are incorporated by reference into the SAI. Further information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained from the Trust without charge by contacting the Fund's transfer agent.

                                                           YEAR ENDED MARCH 31,
                                                                  1998(a)
                                                           ---------------------
Net Asset Value, Beginning of Period.....................         $ 10.00
                                                                  -------
Investment Operations:
  Net Investment Income (Loss)...........................            0.03
  Net Realized and Unrealized Gain (Loss) on
    Investments..........................................            1.32
                                                                  -------
Total from Investment Operations.........................            1.35
                                                                  -------
Distributions from:
  Net Investment Income..................................              --
  Net Realized Gain on Investments.......................              --
Total Distributions......................................            0.00
                                                                  -------
Net Asset Value, End of Period...........................         $ 11.35
                                                                  -------
Total Return(b)..........................................           13.50%(c)
Ratio/Supplementary Data:
Net Assets at End of Period (000's omitted)..............         $33,899
Ratios to Average Net Assets:
  Expenses Including Reimbursement/Waiver................            1.10%(d)
  Expenses Excluding Reimbursement/Waiver................            1.56%(d)
  Net Investment Income (Loss) Including
    Reimbursement/Waiver.................................            0.96%(d)
Average Commission Rate(e)...............................         $0.0760
Portfolio Turnover Rate..................................            0.00%

(a) Investors Growth Fund commenced operations on December 12, 1997.

(b) Total return calculations do not include sales charge.

(c) Not annualized.

(d) Annualized.

3. INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE AND STRATEGY

    The investment objective of the Investors Growth Fund is long-term capital appreciation.

    The Fund intends to pursue its objective by investing primarily in common stock of domestic companies that, in the view of the Adviser, possess above average growth potential or attractive valuations when the valuations have not yet been fully reflected in the market price of the companies' shares. Among the relevant factors considered by the Adviser are the quality of a company's management, position in the markets in which the company operates, the company's financial position, and the company's historical and expected return on capital and rate of earnings growth. In the context of these characteristics the Adviser may invest in companies that may not have performed well in the recent past, but have the potential for doing so in the future. Once companies are identified as possible investments the Adviser utilizes various valuation measures and technical analysis to determine those companies whose shares are attractively priced for purchase. Under normal circumstances, the Fund will invest at least 65% of its assets in the common stock of domestic companies, without concentration in any one industry.

INVESTMENT POLICIES

    The Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, in general, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company, as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by the Fund may be traded in the over-the counter market or on a securities exchange, but may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by the Fund of a security to meet redemptions by interest holders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. The Fund may also invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time.

    In addition to common and preferred stock, the Fund may invest in investment-grade convertible debt securities. The Fund also may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar securities of foreign issuers. The Fund expects foreign investments to remain below 15% of the Fund's assets.

CERTAIN RISK CONSIDERATIONS

COMMON STOCK, PREFERRED STOCK AND WARRANTS

    The fundamental risk of investing in common stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. Unlike preferred stocks and convertible securities, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein). Investors in the Fund should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of their overall investment portfolio.

INVESTMENT IN FOREIGN SECURITIES

    The Fund may invest in ADRs, EDRs and other similar investments of foreign issuers. See "Additional Investment Policies" below. Investments in foreign companies involve certain risks, such as exchange rate fluctuations, political or economic instability of the issuer or the country of issue and the possible imposition of exchange controls, withholding taxes on dividends or interest payments, confiscatory taxes or expropriation. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations denominated in U.S. dollars. Foreign securities and their markets may not be as liquid as domestic securities and their markets, and foreign brokerage commissions and custody fees are generally higher than those in the United States. In addition, less information may be publicly available about a foreign company than about a domestic company, and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.

4. ADDITIONAL INVESTMENT POLICIES

The investment objective and all investment policies of the Fund that are designated as fundamental may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of outstanding voting securities means the lesser of (1) 67% of the shares of the Fund present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented, or (2) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies are not fundamental and may be changed by the Trust's Board without approval by shareholders of the Fund. For more information concerning shareholder voting, see "Other Information" -- "The Trust and Its Shares."

DIVERSIFICATION AND CONCENTRATION

    The Fund is diversified as that term is defined in the Investment Company Act of 1940 (the "1940 Act"). As a fundamental policy, with respect to 75% of its assets, a diversified fund may not purchase a security (other than a U.S. Government Security or shares of investment companies) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. The Fund is prohibited from concentrating its assets in the securities of issuers in any industry. As a fundamental policy, the Fund may not purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry. This limit does not apply to investments in U.S. Government Securities, foreign government securities or repurchase agreements covering U.S. Government Securities.

The Fund reserves the right to invest up to 100% of its investable assets in one or more investment companies.

ILLIQUID SECURITIES

    The Fund limits its purchase of illiquid securities. The Fund may not knowingly acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets taken at current value would be invested in securities which are not readily marketable. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and include, among other things, repurchase agreements not entitling the holder to payment within seven days and restricted securities (other than those determined to be liquid pursuant to guidelines established by the Board). Under the supervision of the Board, the Adviser determines and monitors the liquidity of the portfolio securities.

REPURCHASE AGREEMENTS AND
LENDING OF PORTFOLIO SECURITIES

    The Fund may enter into repurchase agreements and may lend securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, the Fund may have difficulties in exercising its rights to the underlying securities, may incur costs and experience time delays in disposing of them and may suffer a loss.

    Repurchase agreements are transactions in which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When the Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Fund may pay fees to arrange securities loans and the Fund will limit securities lending to not more than 33 1/3% of the value of its total assets.

CONVERTIBLE SECURITIES

    Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock. The Fund may only invest in convertible securities that are investment grade. See Appendix A -- "Description of Securities Ratings" to the SAI.

FOREIGN INVESTMENTS

    The Fund may invest in sponsored and unsponsored ADRs, EDRs and other similar investments of foreign issuers. ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Fund also may invest in EDRs, which are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and in other similar instruments representing securities of foreign companies. EDRs, in bearer form, are designed for use in European securities markets.

TEMPORARY DEFENSIVE POSITION

    When business or financial conditions warrant, the Fund may assume a temporary defensive position and invest without limit in cash or prime quality cash equivalents, including: (1) short-term U.S. Government Securities; (2) certificates of deposit, bankers acceptances and interest-bearing savings deposits of commercial banks doing business in the United States; (3) commercial paper; (4) repurchase agreements; and (5) shares of money market funds registered under the 1940 Act within the limits specified therein. During periods when and to the extent that the Fund has assumed a temporary defensive position, it may not be pursuing its investment objective. Prime quality instruments are those that are rated in one of the two highest short-term rating categories by a nationally recognized statistical rating organization or, if not rated, determined by the investment adviser to be of comparable quality. Apart from temporary defensive purposes, the Fund may at any time invest a portion of its assets in cash and cash equivalents as described above. Except during periods when the Fund assumes a temporary defensive position, the Fund will have at least 65% of its total assets invested in common stock.

CORE AND GATEWAY-REGISTERED TRADEMARK-

    The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund, upon future action by the Board and notice to shareholders, may convert to this structure, in which the Fund would hold as its only investment security an interest in another investment company having substantially the same investment objective and policies as the Fund. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to a Fund's shareholders.

PORTFOLIO TURNOVER

    The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on market conditions. The Fund may engage in short-term trading, but its portfolio turnover rate is not expected to exceed 100%. An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced in a one year period. Higher portfolio turnover and short-term trading involve correspondingly greater commission expenses and transaction costs. The Adviser weighs the anticipated benefits of short-term investments against these consequences. Higher portfolio turnover rates may cause shareholders of the Fund to recognize gains for federal income tax purposes. See "Tax Matters" in the SAI.

5. MANAGEMENT

    The business and affairs of the Fund are managed under the direction of the Board. The Board formulates the general policies of the Fund and generally meets quarterly to review the results of the Fund, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust. Information about the Trustees and the officers of the Trust is in the SAI under "Management -- Trustees and Officers."

THE ADVISER
    Forum Investment Advisors, LLC serves as investment adviser to the Fund under an Investment Advisory Agreement with the Trust. Subject to the general supervision of the Board, the Adviser makes investment decisions for the Fund and is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.65% of the Fund's average daily net assets.

    Mark D. Kaplan, CFA, has served as portfolio manager of the Fund since the Fund's inception on December 12, 1997. He is responsible for the day-to-day management of the Fund's portfolio. Mr. Kaplan has over fourteen years of experience in the investment industry and has been a Managing Director at FIA since September 1995 where he is a senior portfolio manager. Prior to his association with the Adviser, he was Managing Director and Director of Research at H.M. Payson & Co., an investment advisory and trust services company. Before that, Mr. Kaplan was a securities analyst in the investment division of UNUM Life Insurance Company. Mr. Kaplan has a Masters in Business Administration from Boston University.

    As of the date of this Prospectus each of the Adviser, FAdS, FFSI, FSS and FAcS was controlled by John Y. Keffer, President and Chairman of the Trust and were located at Two Portland Square, Portland, Maine, 04101. The Adviser provides investment companies with assets of approximately 1.7 billion.

THE ADMINISTRATOR

    On behalf of the Fund, the Trust has entered into an Administration Agreement with FAdS. Under the agreement, FAdS is responsible for the supervision of the overall management of the Trust and providing the Trust with general office facilities, necessary personnel necessary to help ensure the effective operation of the Trust as well as persons satisfactory to the Board to serve as officers of the Trust. For these services, FAdS is entitled to receive a fee from the Fund computed and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets.

    Under a Fund Accounting Agreement with the Trust, Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Fund, including determination of the Fund's net asset value. For its services FAcS is entitled to receive a fee at an annual rate of $36,000 subject to adjustments for the number and type of portfolio transactions.

    As of June 30, 1998, FAdS and its affiliates provided management, administration and distribution services to registered investment companies and collective investment funds with assets of approximately $38 billion.

THE DISTRIBUTOR

    Under a Distribution Agreement with the Trust, FFSI acts as distributor of the Fund's shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Fund. For these services, FFSI receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's shares. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Processing Organizations") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICES

    Shareholder inquiries and communications concerning the Fund may be directed to FSS. Under a Transfer Agency and Services Agreement with the Trust, FSS acts as the Fund's transfer agent and dividend disbursing agent. FSS maintains an account for each shareholder of record, where all shares purchased are credited, together with any distributions that are reinvested in additional shares. FSS also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. For its services, FSS is entitled to receive a fee at an annual rate of 0.25% of the Fund's average daily net assets plus $12,000 per year and annual shareholder fees of $18.00 per shareholder account.

EXPENSES OF THE TRUST

    The Trust is obligated to pay for all of its expenses. The Fund's expenses comprise Trust expenses attributable to the Fund and expenses not attributable to any particular portfolio of the Trust, which are allocated among the Fund and the portfolios in proportion to their average net assets. The Fund's expenses include: interest charges; taxes; brokerage fees and commissions; certain insurance premiums; applicable fees and expenses under the Trust's contracts with the Adviser, FAdS, FSS, FAcS and any custodian; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; auditing, legal and compliance expenses; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; compensation of certain of the Trust's trustees, officers and employees and other personnel performing services for the Trust; and registration fees and related expenses.

    The Adviser, FAdS FSS, and FAcS, in their sole discretion, may waive all or any portion of their respective fees, which are accrued daily and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

YEAR 2000

    Like other mutual funds, financial and other business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers to the Fund do not properly process and calculate date related information and data from and after January 1, 2000. The Adviser and FAdS are taking steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

6. PURCHASES AND REDEMPTIONS OF SHARES

    Investments in the Fund may be made either by an investor directly or through certain brokers and financial institutions of which the investor is a customer. All transactions in Fund shares are effected through FSS, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES

    Fund shares are sold at a price equal to their net asset value next-determined plus any applicable sales charge on all weekdays except days when the New York Stock Exchange is closed ("Business Day"). Normally, the new York Stock Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Fund shares are issued immediately after an order for the shares in proper form is accepted by FSS. The Fund's net asset value is calculated at 4:00 p.m., Eastern Time on each Business Day. Fund shares become entitled to receive dividends on the next Business Day after the order is accepted.

    The Fund reserves the right to reject any subscription for the purchase of its shares. Share certificates are only issued to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS

    Fund shares may be redeemed without charge at their net asset value on any Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the Fund's next-determined net asset value after FSS receives the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to receive dividends declared after the day on which the redemption becomes effective.

    Normally, redemption proceeds are paid immediately, but in no event later than seven days after a redemption order is accepted. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check and mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

    Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Trust will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90-day period.

    The Trust employs reasonable procedures to ensure that telephone orders are genuine, including the recording of certain transactions. If the Trust did not employ such procedures it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, the telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS

    Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

PURCHASE AND REDEMPTION PROCEDURES

    The following purchase and redemption procedures and shareholder services apply to investors who invest in the Fund directly. These inves-tors may open an account by completing the account application or by contacting FSS at the address on the first page of this Prospectus. To change information on a shareholder's account (such as addresses), investors should request an Optional Services Form from FSS.

INITIAL PURCHASE OF SHARES

    There is a $2,000 minimum for initial investments in the Fund ($1,000 for individual retirement accounts).

    MAIL. Investors may send a check made payable to the Trust along with a completed account application for the Fund to FSS at the address on the first page of this Prospectus. Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, FSS or FFSI.

    BANK WIRE. To make an initial investment in the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

 BankBoston
 Boston, Massachusetts
 ABA# 011000390
 For Credit To: Forum Shareholder Services, LLC
 Account #: 541-54171
     Re: Investors Growth Fund
     (Investor's Name)
     (Investor's Account Number)

    The investor should then promptly complete and mail the account application. Investors planning to wire funds should instruct the bank early in the day so the wire transfer can be received prior to 4:00 p.m., Eastern time, on the same day. The bank may impose a charge for transmitting payment by wire, and there also may be a charge for the use of Federal funds.

SUBSEQUENT PURCHASES OF SHARES

    There is a $250 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check, by sending a wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone the Trust at (207) 879-0001 or 800-94FORUM (800-943-6786) to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

    AUTOMATIC INVESTMENT. Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from FSS. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.

REDEMPTION OF SHARES

    Shareholders that wish to redeem shares by telephone or receive redemption proceeds by wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

    MAIL. Shareholders may make a redemption in any amount by sending a written request to FSS accompanied by any share certificate that was issued to the shareholder. All share certificates submitted for redemption must be signed by the shareholder with a signature guarantee. All written requests for redemption must be signed by the shareholder and, in some cases, must have a signature guarantee. See "Purchases and Redemptions of Shares -- Other Redemption Matters."

    TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FSS at (207) 879-0001 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shares are registered, the shareholder's social security or taxpayer identification number. The Trust or FSS may employ other procedures such as recording certain transactions to ensure telephone instructions are genuine. If such procedures are followed, neither the Trust nor FSS will be liable for any losses due to unauthorized or fraudulent redemption requests. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

    BANK WIRE. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal funds wire to a bank account designated on the shareholder's account application. To request wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege on the account application. Redemption proceeds are transmitted by wire on the next business day after the redemption request in proper form is received by FSS.

    AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds are sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution that is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to FSS.

    OTHER REDEMPTION MATTERS. To protect shareholders and the Fund against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; or (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

    Signature guarantees may be provided by any eligible institution acceptable to FSS, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

    FSS will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the

Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES

    The public offering price for shares of the Fund is the sum of the net asset value of the shares being purchased plus any applicable sales charge. No sales charge is assessed on the reinvestment of dividends or other distributions. The sales charge is assessed for the Fund as follows:

                               SALES CHARGE
                                 AS % OF
                       ----------------------------
                          PUBLIC
                         OFFERING       NET ASSET        DEALERS'
 AMOUNT OF PURCHASE        PRICE         VALUE*         REALLOWANCE
---------------------  -------------  -------------  -----------------
less than $100,000...         4.00%          4.17%            3.50%
$100,000 but less
 than $200,000.......         3.50           3.63             3.10
$200,000 but less
 than $400,000.......         3.00           3.09             2.70
$400,000 but less
 than $600,000.......         2.50           2.56             2.25
$600,000 but less
 than $800,000.......         2.00           2.04             1.75
$800,000 but less
 than $1,000,000.....         1.50           1.52             1.30
$1,000,000 and up....         0.50           0.50             0.40

*   Rounded to the nearest one-hundredth percent.

    FFSI's commission is the sales charge shown above less any applicable discount reallowed to Processing Organizations (including banks and bank affiliates purchasing shares as principal or agent). Normally, FFSI will reallow discounts to Processing Organizations in the amounts indicated in the table above. From time to time, however, FFSI may elect to reallow the entire sales charge to Processing Organizations for all sales with respect to which orders are placed with FFSI during a particular period. The dealers' reallowance may be changed from time to time.

    In addition, from time to time and at its own expense, FFSI may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging,
(2) tickets for entertainment events and (3) merchandise.

    No sales charge will be assessed on purchases made for investment purposes by: (1) any bank, trust company, savings association or similar institution with whom FFSI has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan); (2) any registered investment adviser with whom FFSI has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts; (3) any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services; (4) any broker-dealer with whom FFSI has entered into a Processing Organization Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients; (5) directors and officers of the Trust; directors, officers and full-time employees of the Advisor, FFSI, any of their affiliates or any organization with which FFSI has entered into a Processing Organization Agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative;
(6) any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment; (7) persons who exchange into a Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program, See "Purchases and Redemptions of Shares -- Exchange Program;" and (8) employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended. The Trust may require appropriate documentation from an investor concerning that investor's eligibility to purchase Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

REDUCED SALES CHARGES

    For an investor to qualify for a reduced sales charge as described below, the investor must notify FSS at the time of purchase. Programs for reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings.

    RIGHTS OF ACCUMULATION. An investor's purchase of additional shares of the Fund may qualify for rights of accumulation ("ROA") wherein the applicable sales charge will be based on the total of the investor's current purchase and the net asset value (at the end of the previous Fund Business Day) of shares of the Fund held by the investor. For example, if an investor owned shares of the Fund worth $400,000 at the then current net asset value and purchased shares of the Fund worth an additional $50,000, the sales charge for the $50,000 purchase would be at the 2.50% rate applicable to a single $450,000 purchase, rather than at the 4.0% rate. To qualify for ROA on a purchase, the investor must inform the Transfer Agent and supply sufficient information to verify that each purchase qualifies for the privilege or discount.

    LETTER OF INTENT. Investors may also obtain reduced sales charges based on cumulative purchases by means of a written Letter of Intent ("LOI"), which expresses the investor's intention to invest $100,000 or more within a period of 13 months in shares of the Fund. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI.

    An LOI is not a binding obligation upon the investor to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the LOI will be held subject to a registered pledge (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased within 13 months. Pledged shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the shares will be released from pledge. Share certificates are not issued for shares purchased under an LOI. Investors wishing to enter into an LOI can obtain a form of LOI from their broker or financial institution or by contacting FSS.

EXCHANGES

EXCHANGE PROCEDURES

    Fund shareholders are entitled to exchange their shares for shares of any other fund of the Trust or any other fund that participates in the exchange program and whose shares are eligible for sale in the shareholder's state of residence. Exchanges may only be made between accounts registered in the same name. When a shareholder exchanges shares, a completed account application must be submitted to open a new account in a Fund if the shareholder requests any shareholder privilege not associated with the existing account. Exchanges are subject to the fees and the restrictions including minimum investment requirements listed in the prospectus for the fund into which a shareholder is exchanging. The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make.

    The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined after all proper instructions and all necessary supporting documents by the fund whose shares are being exchanged are received by FSS.

    If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of a fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

    MAIL. Exchanges may be accomplished by written instructions to FSS accompanied by any share certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with a signature guarantee.

    TELEPHONE. Exchanges may be accomplished by telephone by any shareholder that has elected telephone exchange privileges by calling FSS at (207) 879-0001 or 800-94FORUM (800-943-6786) and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

RETIREMENT PROGRAMS

INDIVIDUAL RETIREMENT ACCOUNTS

    The Fund should not be considered as a complete investment vehicle for the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $2,000, and the minimum subsequent investment is $500. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, this deduction will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

EMPLOYEE BENEFIT PLANS

    The Fund may be a suitable investment vehicle for part or all of the assets held in various employee benefit plans, including 401(k) plans, 403(b) plans and SARSEPs.

PURCHASES AND REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS

    Shares may be purchased and redeemed through certain broker-dealers, banks, trust companies and their affiliates, and other financial institutions, including affiliates of the Transfer Agent. Processing Organizations may receive as a dealer's reallowance a portion of the sales charge paid by their customers who purchase Fund shares. In addition, Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

    Investors who purchase shares through a Processing Organization may be charged a fee if they effect transactions in Fund shares through a broker or agent and will be subject to the procedures of their Processing Organization, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. These investors should acquaint themselves with their Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Processing Organization. Customers who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their Processing Organization's and the Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer Processing Organizations are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by a Fund. Certain other Processing Organizations may also enter purchase orders with payment to follow.

    Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states permit shares of the Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

7.  DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

    Distributions of the Fund's net investment income, if any, are declared and paid quarterly. Any distributions of net capital gain realized by the Fund are distributed annually.

    Shareholders may choose either to have distributions of net investment income reinvested in additional Fund shares or paid in cash or to have distributions of net capital gain reinvested in additional Fund shares or paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether paid in cash or reinvested in Fund shares.

    Distributions are reinvested at the Fund's net asset value as of the payment date of the distribution. All distributions are reinvested unless another option is selected. All dividends not reinvested are paid to the shareholder in cash and may be paid more than seven days following the date on which dividends would otherwise be reinvested.

TAXES

    The Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, the Fund will not be liable for Federal income taxes on the net investment income and net capital gain distributed to its shareholders. Because the Fund intends to distribute all of its net investment income and net capital gain each year, the Fund should avoid all Federal income and excise taxes.

    Dividends paid by the Fund out of its net investment income (including any realized net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net gain from capital assets held for more than one year over net loss from capital assets held for not more than one year) will be treated in the hands of shareholders as long-term capital gain regardless of how long a shareholder has held shares in the Fund. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

    Any dividend or distribution received by a shareholder reduces the net asset value of the shareholder's shares by the amount of the dividend or distribution. To the extent that the income or gain comprising a dividend or distribution was accrued by the Fund before the shareholder purchased the shares, the dividend or distribution would be in effect a return of capital to the shareholder. All dividends and distributions, including those that operate as a return of capital, however, are taxable as described above to the shareholder receiving them regardless of the length of time he may have held shares prior to the dividend or distribution.

    It is expected that a portion of the Fund's dividends to shareholders will qualify for the dividends received deduction for corporations.

    The Fund may be required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to the Fund is correct and that the shareholder is not subject to backup withholding.

    Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each year.

    The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Fund and its shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisers.

8. OTHER INFORMATION

PERFORMANCE INFORMATION

    The Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on historical results and are not intended to indicate future performance. The Fund's yield measures the rate of income earned by the Fund as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income of the Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end of the period. Total return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. The Fund may also advertise its total return over different periods of time or by means of aggregate, average, year by year, or other types of total return figures. Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. A computation of yield or total return that does not take into account the sales load paid by an investor will be higher than a computation based on the public offering price of the shares purchased that does take into account payment of a sales load.

    The Fund's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Fund may be compared to recognized indices of market performance. The comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

    Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and in the view of FFSI would permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought. It is not expected that shareholders would suffer adverse financial consequences as a result of any changes in bank or bank affiliate service arrangements.

DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of the Fund as of 4:00 p.m., Eastern time, on each Business Day by dividing the value of the Fund's net assets (i.e., the value of its portfolio securities and other assets less its liabilities) by the number of the Fund's shares outstanding at the time the determination is made. Securities owned by the Fund for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by procedures approved by the Board. Purchases and redemptions are effected at the net asset value next-determined after any purchase or redemption order is processed.

THE TRUST AND ITS SHARES

    The Trust was originally incorporated in Maryland on March 24, 1980, and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust under the name Forum Funds.

    The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 23 separate series.

    Each share of each fund of the Trust has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administrative expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio, except if the matter affects only one portfolio or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

    From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July 1, 1998, National City Bank of Evansville Firstrust Co. may be deemed to have controlled the Fund through investment in the Fund by their customers.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                              [APPLICATION FORM
                                   PAGE 1]

                              [APPLICATION FORM
                                   PAGE 2]

                                                                       [GRAPHIC]

[LOGO]

SHAREHOLDER INFORMATION:
FORUM SHAREHOLDER SERVICES, LLC
P.O. BOX 446
PORTLAND, ME  04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)

[GRAPHIC]


                                      PROSPECTUS




                                    AUSTIN GLOBAL
                                     EQUITY FUND




                                     FORUM FUNDS
                                    AUGUST 1, 1998

FORUM FUNDS

AUSTIN GLOBAL EQUITY FUND

                                                                      PROSPECTUS

                                                                  August 1, 1998
--------------------------------------------------------------------------------

ACCOUNT INFORMATION AND SHAREHOLDER SERVICING:

       Forum Shareholder Services, LLC
       P.O. Box 446
       Portland, Maine 04112
       (207) 879-0001
       (800) 754-8759
--------------------------------------------------------------------------------

This Prospectus offers shares of the Austin Global Equity Fund (the "Fund"), a diversified portfolio of Forum Funds (the "Trust"), an open-end, management investment company.

    AUSTIN GLOBAL EQUITY FUND. The investment objective of the Fund is to seek capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock.

Shares of the Fund are offered to investors without any sales charge, but the Fund may bear certain of its distribution expenses.

This Prospectus sets forth concisely the information a prospective investor should know about the Trust and the Fund before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated August 1, 1998, as may be amended from time to time (the "SAI"), which contains more detailed information about Trust and the Fund and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated by reference into this Prospectus is also available without charge by contacting Forum Shareholder Services, LLC, the Fund's transfer agent, at the address and the telephone numbers printed above.

                               TABLE OF CONTENTS

                                                              Page
                                                             -----
        1.   Prospectus Summary..........................           2
        2.   Financial Highlights........................           4
        3.   Investment Objective and Policies...........           5
        4.   Additional Investment Policies..............           7

                                                              Page
                                                             -----
        5.   Management..................................           9
        6.   Purchases and Redemptions of Shares.........          11
        7.   Distributions and Tax Matters...............          16
        8.   Other Information...........................          17
             Appendix....................................         A-1

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1. PROSPECTUS SUMMARY

INVESTMENT OBJECTIVE AND POLICIES

    The Fund seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock. The Fund invests primarily in issuers based in the United States, Europe, Japan and the Pacific Basin. See "Investment Objective and Policies."

INVESTMENT ADVISER

    Austin Investment Management, Inc. (The "Adviser") serves as the investment adviser to the Fund. The Adviser is located at 375 Park Avenue, New York, New York 10152.

FUND MANAGEMENT

    The administrator of the Trust is Forum Administrative Services, LLC ("FAdS") and the distributor of its shares is Forum Financial Services, Inc. ("FFSI"). Forum Shareholder Services, LLC ("FSS") serves as the Trust's transfer agent, dividend disbursing agent and shareholder servicing agent and Forum Accounting Services, LLC provides portfolio accounting for the Trust. FAdS, FFSI, FSS, and FAcS are located at Two Portland Square, Portland, Maine 04101. See "Management."

PURCHASES AND REDEMPTIONS

    Shares of the Fund are offered at their next-determined net asset value without a sales charge. Shares may be purchases or redeemed by mail, by bank wire and through an investor's broker-dealer or other financial institution. The minimum initial investment is $10,000. Shares of the Fund may be redeemed without charge. See "Purchases and Redemptions of Shares."

    Shares of the Fund are not offered for sale in every state. To determine whether the Fund is available for purchase in a particular state, contact FSS at the address or numbers listed on the first page of the Prospectus.

EXCHANGE PROGRAM

    Shareholders of the Fund may exchange their Shares, without charge, for shares of the Daily Assets Government Fund, Investor Shares class, a money market fund of the Trust offered by a separate prospectus. See "Purchases and Redemptions of Shares -- Exchanges."

DISTRIBUTIONS

    The Fund distributes its net investment income and net capital gain , if any, at least annually. All distributions are reinvested automatically in additional shares of the Fund at net asset value unless a shareholder has notified the Fund in writing of the shareholder's election to receive distributions in cash. See "Distributions and Taxes."

CERTAIN RISK FACTORS

    There can be no assurance that the Fund will achieve its investment objective, and the Fund's net asset value will fluctuate based upon changes in the value of its portfolio securities. The foreign securities and related transactions in which the Fund may invest entail certain risks not associated with investment in domestic securities. See "Foreign Securities." In addition, the hedging strategies in which the Fund may engage entail additional risks. See "Hedging Strategies." The Fund is not intended to provide a complete or balanced investment program for all investors.

EXPENSES OF INVESTING IN THE FUND

    The purpose of the following table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. There are no transaction or sales charges associated with purchases or redemptions of Fund shares.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net
 assets after applicable fee
 waivers)

Advisory Fees (after fee
 waivers)........................        1.31%
12b-1 Fees.......................        0.00%
Other Expenses...................        1.19%
                                        ------
Total Fund Operating Expenses....        2.50%

    The Annual Fund Operating Expenses are based on expenses and assets of the Fund during its most recent fiscal year ended March 31, 1998. Absent certain expense reimbursements and fee waivers during the most recent fiscal year, the Advisory Fees, Other Expenses, and Total Fund Operating Expenses would be 1.50%, 1.19%, and 2.69%, respectively. The Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expense of the Fund to the extent that total expenses exceed 2.50%. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time. For a further description of the various expenses incurred in the Fund's operation, see "Management."

EXAMPLE

    The following is a hypothetical example that indicates the dollar amount of expenses an investor would pay assuming a (1) a $1,000 investment, (2) a 5% annual return, (3) a reinvestment of all dividends and distributions and (4) full redemption at the end of each period:

  1 YEAR   3 YEARS   5 YEARS   10 YEARS
  ------   -------   -------   --------
   $25       $78       $133      $284

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED. The example is based on the expenses listed in the table. The 5% annual return is not a prediction of and does not represent the Fund's projected returns; rather, it is required by government regulation.

2. FINANCIAL HIGHLIGHTS

    The following represents selected data for a single share outstanding of the Fund. The information for the periods ending March 31, 1998 and 1997 and June 30, 1996, 1995 and 1994 was audited in connection with an audit of the Trust's financial statements by Deloitte & Touche LLP, independent auditors. The financial statements and auditors' report thereon are incorporated by reference into the SAI. Further information about the Fund's performance is contained in the Fund's Annual Report, which may be obtained from the Trust without charge by contacting the Fund's transfer agent.

                                            YEAR                          YEAR         YEAR         PERIOD
                                            ENDED       NINE MONTHS      ENDED        ENDED         ENDED
                                          MARCH 31,     ENDED MARCH     JUNE 30,     JUNE 30,      JUNE 30,
                                            1998         31, 1997         1996         1995        1994(a)
                                          ---------     -----------     --------     --------     ----------
Net Asset Value, Beginning of Period....   $ 12.84        $ 13.19       $  11.60     $   9.80      $ 10.00
                                          ---------     -----------     --------     --------     ----------
Investment Operations:
  Net Investment Income (Loss)..........     (0.07)         (0.11)         (0.12)        0.04(b)     (0.03)
  Net Realized and Unrealized Gain
    (Loss) on Investments...............      4.95           0.86           1.98         1.76        (0.17)
                                          ---------     -----------     --------     --------     ----------
  Total from Investment Operations......      4.88           0.75           1.86         1.80        (0.20)
Distributions from:
  Net Realized Gain on Investments......     (1.45)         (1.10)         (0.27)          --           --
                                          ---------     -----------     --------     --------     ----------
Net Asset Value, End of Period..........   $ 16.27        $ 12.84       $  13.19     $  11.60      $  9.80
                                          ---------     -----------     --------     --------     ----------
                                          ---------     -----------     --------     --------     ----------
Total Return(b).........................     39.88%          5.38%(c)      16.22%       18.37%       (3.57)%
Ratio/Supplementary Data:
Net Assets at End of Period (000's
 omitted)...............................   $15,379        $10,289       $ 10,326     $  8,474      $ 7,646
Ratios to Average Net Assets:
Expenses Including
 Reimbursement/Waiver...................      2.50%          2.50%(d)       2.50%        2.50%        2.36%(d)
Expenses Excluding
 Reimbursement/Waiver...................      2.69%          3.38%(d)       3.25%        3.19%        4.18%(d)
Net Investment Income (Loss) Including
 Reimbursement/Waiver...................     (0.50)%        (1.09)%(d)     (0.98)%       0.41%       (0.83)%(d)
Average Commission Rate(e)..............   $0.0681        $0.0383       $ 0.0542          N/A          N/A
Portfolio Turnover Rate.................     57.37%         44.79%         93.55%       35.31%        2.49%

(a) The Fund Commenced operations on December 8, 1993.

(b) Calculated using the weighted average shares outstanding.

(c) Not annualized.

(d) Annualized.

(e) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

3. INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

    The investment objective of the Fund is to seek capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock. There can be, of course, no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

    The Fund seeks to achieve its investment objective by investing primarily in the securities of issuers based in the United States, Europe, Japan and the Pacific Basin, but it is anticipated that the Fund will generally invest more of its assets in United States issuers than in the issuers of any other country. During periods of normal market conditions the Fund will have at least 65% of its total assets invested in securities issued by companies based in three or more countries and will have at least 65% of its total assets invested in common stock and securities convertible into common stock. The securities in which the Fund invests may be traded on securities exchanges or in the over-the-counter markets.

    The Fund intends to invest principally in companies that, in the view of the Adviser, possess above average growth potential or attractive valuations. In addition, the Adviser seeks to invest in companies which, in the Adviser's opinion, are improving but whose improvement has not been fully recognized by the investment community. In making these investments, the Adviser analyses various characteristics of the issuers, which may vary from company to company. The Fund may purchase the shares of small companies whose stock is less actively traded and which have greater appreciation potential and a correspondingly higher level of price volatility than larger companies whose shares are actively traded. Consequently, the Adviser anticipates that the Fund's portfolio will exhibit a high degree of price fluctuation or volatility when compared to the market averages. In seeking these investments, the Adviser relies primarily on analysis of individual companies and analysis of industries and economic trends.

    The Fund intends to invest up to 25% of assets in equity securities of companies in the telecommunications industry. Investments in such companies may be expected to benefit from global economic growth, scientific developments and advances in technologies, such as frequency spectrum utilization, satellite systems, fiber optics, electronic communication, software and others. The Fund may invest in the securities of issuers in any industry, but the Adviser emphasizes investments in those industries for which the Adviser believes the economic cycle is improving. The Fund will not, however, invest more than 25% of its total assets in any one industry.

CONVERTIBLE SECURITIES

    The Fund may invest up to 35% of its assets in convertible securities, including convertible debt and convertible preferred stock. Convertible securities are fixed income securities which may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. These securities are usually senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities.

    In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of convertible securities, however, are also influenced by the value of the underlying common stock.

    The Fund will invest only in convertible debt that is rated B or higher by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Corporation ("S&P") and in preferred stock that is rated b or higher by Moody's or B or higher by S&P. Under normal circumstances, the Fund will invest no more than 10% of its assets in securities rated below BBB by S&P or bbb by Moody's. The Fund may purchase unrated convertible securities if the Adviser determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. Securities in the lowest permissible rating categories are characterized by Moody's as generally lacking characteristics of the desirable investment and by S&P as being predominantly speculative. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interests of the Fund. A further description of the various rating categories is included in the Statement of Additional Information.

FOREIGN SECURITIES

    The Fund's investments in foreign securities involve certain risks, such as exchange rate fluctuations, political or economic instability of the issuer or the country of issue and the possible imposition of exchange controls, withholding taxes on dividends or interest payments, confiscatory taxes or expropriation. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations denominated in U.S. dollars. Foreign securities and their markets may not be as liquid as domestic securities and their markets, and foreign brokerage commissions and custody fees are generally higher than those in the United States.

    In addition, issuers of securities in foreign jurisdictions generally are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. Less information may be publicly available about a foreign company than about a domestic company, and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Securities registration, custody and settlements may in some instances be subject to delays and legal and administrative uncertainties. To the extent that the Fund invests a portion of its assets in a particular region of the world, an investment in the Fund will be subject to certain risks since the economies and markets in a region tend to be interrelated and may be adversely affected by political, economic and other events in a similar manner. With respect to its permitted investments in foreign securities, currently the Fund limits the amount of its total assets that may be invested in one country or denominated in one currency (other than the U.S. dollar) to 25%.

    The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

    The Fund's investments that are denominated in foreign currencies will be adversely affected by reductions in the value of those currencies relative to the U.S. dollar. These changes will affect the Fund's net assets, distributions and income. The Fund may utilize foreign currency forward con-tracts in order to hedge against uncertainty in the level of future foreign exchange rates. The Fund will not enter into these contracts for speculative purposes. These contracts involve an obligation to purchase or sell a specific currency at a specified future date, usually less than one year from the date of the contract, at a specified price. The Fund may enter into foreign currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. These contracts involve a risk of loss if the Adviser fails to predict currency values correctly and also involve similar risks to those described under "Hedging Strategies." The Fund may also buy and sell foreign currency options, foreign currency futures contracts and options on those futures contracts. See "Hedging Strategies."

4. ADDITIONAL INVESTMENT POLICIES

The investment objective and all investment policies of the Fund that are designated as fundamental may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of the Fund's outstanding voting securities means the lesser of (1) 67% of the shares of the Fund present or represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented, or (2) more than 50% of the outstanding shares of the Fund. Unless otherwise indicated, all investment policies are not fundamental and may be changed by the Board of Trustees ("Board") without shareholder approval. For more information concerning shareholder voting, see "Other Information -- The Trust and Its Shares."

BORROWING

    As a fundamental policy, the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets. As a nonfundamental policy, the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made; provided that any such temporary or emergency borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments.

ILLIQUID SECURITIES

    The Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements not entitling the Fund to the payment of principal within seven days. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES

    The Fund may seek additional income by entering into repurchase agreements or by lending securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, the Fund might suffer a loss. Failure by the other party to deliver a security purchased by the Fund may result in a missed opportunity to make an alternative investment. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when it believes the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks. Repurchase agreements are transactions in which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. Securities loans must be continuously secured by cash or securities issued or guaranteed as to principal and interest by the United States Government or by any of its agencies and instrumentalities ("U.S. Government Securities") with a market value, determined daily, at least equal to the value of the Fund's securities loaned. When the Fund lends a security, it receives interest from the borrower or from investing cash collateral. The Trust's custodian maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest and which consists of the types of securities in which the Fund may invest directly. The Fund may pay fees to arrange securities loans. The Fund will not lend portfolio securities in excess of 33 1/3% of the value of the Fund's total assets.

DIVERSIFICATION

    The Fund is diversified. As a fundamental policy, with respect to 75% of its assets, the Fund may not purchase a security (other than a U.S. Government Security), if, as a result, (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

CONCENTRATION

    As a fundamental policy, the Fund may not purchase securities if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry. This limit does not apply to investments in U.S. Government Securities or repurchase agreements covering U.S. Government Securities.

WARRANTS

    The Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Warrants are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them and the prices of warrants do not necessarily correlate with the prices of the underlying securities. Holders of warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The Fund will limit its purchases of warrants to not more than 5% of the value of its total assets.

HEDGING STRATEGIES

    The Fund may in the future seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options and the purchase and sale of futures contracts and options on those futures contracts. The Fund may write (sell) covered put and call options and may buy put and call options on equity securities, foreign currencies and stock indices, such as the Standard & Poor's 500 Stock Index. In addition, the Fund may buy or sell stock index and foreign currency futures contracts and may write covered options and buy options on those contracts. Definitions of these instruments may be found in the Appendix to this Prospectus. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security, currency or futures contract or maintains liquid assets in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option.

    The Fund will not hedge more than 25% of its total assets by selling futures contracts, buying put options and writing call options. In addition, the Fund will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets and will not purchase call options if the value of purchased call options would exceed 5% of the Fund's total assets.

    The Fund's use of options and futures contracts would subject the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities or currencies and fluctuations in the general securities or currency markets; (2) imperfect correlation between movements in the prices of options, futures contracts or related options and movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts. Other risks include the inability of the Fund, as the writer of covered call options, to benefit from the appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund.

TEMPORARY DEFENSIVE POSITION

    When the Adviser believes that business or financial conditions warrant, the Fund may assume a temporary defensive position. For temporary defensive purposes, the Fund may invest without limit in cash or in investment grade cash equivalents, including (1) short-term U.S. Government Securities, (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks, (3) prime quality commercial paper, and (4) repurchase agreements covering any of the securities in which the Fund may invest directly, and, subject to the limits of the Investment Company Act of 1940 (the "Investment Company Act"), in money market mutual funds. During periods when and to the extent that the Fund has assumed a temporary defensive position, it will not be pursuing its investment objective.

PORTFOLIO TRANSACTIONS

    From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. This will increase the Fund's rate of turnover and will result in higher total brokerage costs for the Fund. The Adviser anticipates that the annual turnover in the Fund could be in excess of 50% in future years (but is not expected to equal or exceed 100%). An annual turnover rate of 100% would occur, for example, if all of the securities in the Fund were replaced once in a period of one year.

    The Fund has no obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Consistent with its policy of obtaining the best net results, the Fund may conduct brokerage transactions through certain affiliates of the Adviser. The Board has adopted policies to ensure that these transactions are reasonable and fair and that the commissions charged are comparable to those charged by non-affiliated qualified broker-dealers.

5. MANAGEMENT

    The business and affairs of the Fund are managed under the direction of the Board. The Board formulates the general policies of the Fund and generally meets quarterly to review the results of the Fund, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust. Information about the Trustees and the officers of the Trust is in the SAI under "Management -- Trustees and Officers."

THE ADVISER

    Austin Investment Management, Inc., serves as investment adviser to the Fund under an Investment Advisory Agreement with the Trust. Subject to the general supervision of the Board, the Adviser makes investment decisions for the Fund and is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 1.5% of the Fund's average daily net assets.

    The Adviser is registered under the Investment Adviser's Act of 1940 and provides investment management services to pension plans, endowment funds, institutional and individual accounts. As of the date of this Prospectus, the Adviser had approximately $152 million in assets under management and was controlled by Peter Vlachos, president and chief portfolio manager of the Adviser since its organization in 1989.

    Mr. Vlachos has served as portfolio manager of the Fund since the Fund's inception on December 8, 1993. He is responsible for the day-to-day management of the Fund's portfolio. Prior to his establishment of the Adviser, Mr. Vlachos was a portfolio manager at Neuberger & Berman, Inc. Before that, Mr. Vlachos held various positions at Dreyfus Corp., including president and vice president of two investment companies managed by Dreyfus with over $2 billion in combined assets for which he was portfolio manager.

THE ADMINISTRATOR

    On behalf of the Fund, the Trust has entered into an Administration Agreement with FAdS. Under the agreement, FAdS is responsible for the supervision of the overall management of the Trust and providing the Trust with general office facilities, necessary personnel to help ensure the effective operation of the Trust as well as providing persons satisfactory to the Board to serve as officers of the Trust. For these services, FAdS receives a fee from the Fund computed and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets.

    Under a Fund Accounting Agreement with the Trust, FAcS performs portfolio accounting services for the Fund, including determination of the Fund's net asset value. For its services, FAcS is entitled to receive a fee at an annual rate of $36,000 subject to adjustments for the number and type of portfolio transactions.

    As of June 30, 1998, FAdS and its affiliates provided management, administration and distribution services to registered investment companies and collective investment funds with assets of approximately $38 billion.

THE DISTRIBUTOR

    Under a Distribution Agreement with the Trust, FFSI acts as distributor of the Fund's shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Fund. FFSI receives no compensation for its services under the Distribution Agreement. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Processing Organizations") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFSI is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICES

    Shareholder inquiries and communications concerning the Fund may be directed to FSS. FSS acts as the Fund's transfer agent and dividend disbursing agent. FSS maintains an account for each shareholder of record, where all shares purchased are credited, together with any distributions that are reinvested in additional shares. FSS also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. For its services, FSS is entitled to receive a fee of $12,000 annually and annual shareholder fees of $25.00 per shareholder account.

    As of the date of this Prospectus each of FAdS, FFSI, FSS and FAcS was controlled by John Y. Keffer, President and Chairman of the Trust and was located at Two Portland Square, Portland, Maine, 04101.

EXPENSES OF THE TRUST

    The Trust is obligated to pay for all of its expenses. The Fund's expenses comprise Trust expenses attributable to the Fund and expenses not attributable to any particular portfolio of the Trust, which are allocated among the Fund and the portfolios in proportion to their average net assets. The Fund's expenses include: interest charges; taxes; brokerage fees and commissions; certain insurance premiums; applicable fees and expenses under the Trust's contracts with the Adviser, FAdS, FSS and any custodian; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; auditing, legal and compliance expenses; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; compensation of certain of the Trust's trustees, officers and employees and other personnel performing services for the Trust; and registration fees and related expenses.

    The Adviser, FAdS, FFSI, and FAcS, in their sole discretion, may waive all or any portion of their respective fees, which are accrued daily and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

YEAR 2000

    Like other mutual funds, financial and other business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers to the Fund do not properly process and calculate date related information and data from and after January 1, 2000. The Adviser and FAdS are taking steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

6. PURCHASES AND REDEMPTIONS OF SHARES

Investments in the Fund may be made either by an investor directly or through certain brokers and financial institutions of which the investor is a customer. All transactions in Fund shares are effected through FSS, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES

    Fund shares are sold at a price equal to their net asset value next-determined on all weekdays except days when the New York Stock Exchange is closed ("Business Day"). Normally, the New York Stock Exchange is closed on New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Shares are issued immediately after an order for the shares in proper form is accepted by FSS. The Fund's net asset value is calculated at 4:00 p.m., Eastern time on each Business Day. Fund shares become entitled to receive dividends on the next Business Day after the order is accepted.

    The Fund reserves the right to reject any subscription for the purchase of its shares. Share certificates are only issued to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS

    Fund shares may be redeemed without charge at their net asset value on any Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the Fund's next-determined net asset value after FSS receives the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to receive dividends declared after the day on which the redemption becomes effective.

    Normally, redemption proceeds are paid immediately, but in no event later than seven days after a redemption order is accepted. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check and mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

    Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Trust will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90-day period.

    The Trust employs reasonable procedures to ensure that telephone orders are genuine, including the recording of certain transactions. If the Trust did not employ such procedures it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, the telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS.

    Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

PURCHASE AND REDEMPTION PROCEDURES

    The following purchase and redemption procedures and shareholder services apply to investors who invest in the Fund directly. These investors may open an account by completing an account application or by contacting FSS at the address on the first page of this prospectus. For those shareholder services not referenced on the account application or to change information on a shareholder's account (such as addresses), investors should request an Optional Services Form from FSS.

    There is a $10,000 minimum for initial investments in the Fund ($2,000 for Individual Retirement Accounts).

INITIAL PURCHASE OF SHARES

    MAIL. Investors may send a check made payable to the Trust along with a completed account application for the Fund to FSS at the address on the first page of this Prospectus. Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, FSS or FFSI.

    BANK WIRE. To make an initial investment in the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at (207) 879-0001 or (800) 754-8759 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

  BankBoston
  Boston, Massachusetts
  ABA # 011000390
  For Credit to: Forum Shareholder Services, LLC
  Account # 541-54171
        Austin Global Equity Fund
        (Investor's Name)
        (Investor's Account Number)

    The investor should then promptly complete and mail the account application.

    Investors planning to wire funds should instruct the bank early in the day so the wire transfer can be accomplished prior to 4:00 p.m., Eastern time, on the same day. The bank may impose a charge for transmitting payment by bank wire, and there also may be a charge for use of Federal funds.

SUBSEQUENT PURCHASES OF SHARES

    There is a $2,500 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check, by sending a wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone the Trust at (207) 879-0001 (800) 754-8759 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

    AUTOMATIC INVESTMENT. Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution that is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from FSS. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.

REDEMPTION OF SHARES

    Shareholders that wish to redeem shares by telephone or receive redemption proceeds by bank must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

    MAIL. Shareholders may make a redemption in any amount by sending a written request to FSS accompanied by any share certificate that was issued to the shareholder. All share certificates submitted for redemption must be signed by the shareholder with a signature guarantee. All written requests for redemption must be signed by the shareholder and, in some cases, must have a signature guarantee. See, "Purchases and Redemptions-Other Redemption Matters."

    TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FSS at (207) 879-0001 or
(800) 754-8759 and providing the shareholder's account number, and the exact name in which the shares are registered. The Trust or FSS may employ other procedures such as recording certain transactions to ensure telephone instructions are genuine. If such procedures are followed, neither FSS nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests. In response to the telephone redemption instructions, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

    BANK WIRE. For redemptions of more than $10,000, a shareholder that has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal funds wire to a bank account designated on the shareholder's account application. To request wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege on the account application. Redemption proceeds are transmitted by wire on the next business day after the redemption request in proper form is received by FSS.

    AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds are sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution that is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to FSS.

    OTHER REDEMPTION MATTERS. To protect shareholders and the Fund against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; or (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

    Signature guarantees may be provided by any eligible institution acceptable to FSS, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

    FSS will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGES

EXCHANGE PROCEDURES

    Fund shareholders are entitled to exchange their Shares of the Fund for shares of the Investor Share Class of Daily Assets Government Fund, a series of the Trust. Exchanges may only be made between accounts registered in the same name. When a shareholder exchanges shares, a completed account application must be submitted to open a new account in a Fund if the shareholder requests any shareholder privilege not associated with the existing account. Exchanges are subject to the fees and the restrictions including minimum investment requirements listed in the prospectus for the fund into which a shareholder is exchanging. The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make.

    The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined after all proper instructions and all necessary supporting documents by the fund whose shares are being exchanged are received by FSS.

    MAIL. Exchanges may be accomplished by written instructions to FSS accompanied by any share certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with a signature guarantee.

    TELEPHONE. Exchanges may be accomplished by telephone by any shareholder that has elected telephone exchange privileges by calling FSS at (207) 879-0001 or (800) 754-8759-and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

RETIREMENT PROGRAMS

INDIVIDUAL RETIREMENT ACCOUNTS

    The Fund should not be considered as a complete investment vehicle for the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $2,000, and the minimum subsequent investment is $1,000. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, this deduction will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

EMPLOYEE BENEFIT PLANS

    The Fund may be a suitable investment vehicle for part or all of the assets held in various employee benefit plans, including 401(k) plans, 403(b) plans and SARSEPs.

PURCHASES AND REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS

    Shares may be purchased and redeemed through certain broker-dealers, banks, trust companies and their affiliates, and other financial institutions, including affiliates of the transfer agent ("Processing Organizations"). Processing Organizations may receive as a dealer's reallowance a portion of the sales charge paid by their customers who purchase Fund shares. In addition, Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

    Investors who purchase shares through a Processing Organization may be charged a fee if they effect transactions in Fund shares through a broker or agent and will be subject to the procedures of their Processing Organization, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. These investors should acquaint themselves with their Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Processing Organization. Customers who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their Processing Organization's and the Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer Processing Organizations are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by the Fund. Certain other Processing Organizations may also enter purchase orders with payment to follow.

    Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states permit shares of the Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

7. DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

    Distributions of the Fund's net investment income, if any, are declared and paid annually. Any distributions of net capital gain realized by the Fund are distributed annually.

    Shareholders may choose either to have all distributions of net investment income reinvested in additional Fund shares or paid in cash or to have all distributions of net capital gain reinvested in additional Fund shares or paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether paid in cash or reinvested in Fund shares.

    Distributions are reinvested at the Fund's net asset value as of the payment date of the distribution. All distributions are reinvested unless another option is selected. All distributions not reinvested are paid to the shareholder in cash and may be paid more than seven days following the date on which distributions would otherwise be reinvested.

TAXES

    The Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, the Fund will not be liable for Federal income taxes on the net investment income and net capital gain distributed to its shareholders. Because the Fund intends to distribute all of its net investment income and net capital gain each year, the Fund should avoid all Federal income and excise taxes.

    Dividends paid by the Fund out of its net investment income (including any realized net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net gain from capital assets held for not more than one year) will be treated in the hands of shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any long-term capital gain distribution of net capital gain received on those shares.

    Any dividend or distribution received by a shareholder reduces the net asset value of the shareholder's shares by the amount of the dividend or distribution. To the extent that the income or gain comprising a dividend or distribution was accrued by the Fund before the shareholder purchased the shares, the dividend or distribution would be in effect a return of capital to the shareholder. All dividends and distributions, including those that operate as a return of capital, however, are taxable as described above to the shareholder receiving them regardless of the length of time he may have held shares prior to the dividend or distribution.

    It is expected that a portion of the Fund's dividends to shareholders will qualify for the dividends received deduction for corporations.

    The Fund may be required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to the Fund is correct and that the shareholder is not subject to backup withholding.

    Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each year.

    The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Fund and its shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisers.

8.  OTHER INFORMATION

PERFORMANCE INFORMATION

    The Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on historical results and are not intended to indicate future performance. The Fund's yield measures the rate of income earned by the Fund as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income of the Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end of the period. Total return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. The Fund may also advertise its total return over different periods of time or by means of aggregate, average, year by year, or other types of total return figures. Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

    The Fund's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or CDA/Weisenberger. In addition, the Fund's performance may be compared to recognized indices or market performance. The comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

    Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and in the view of FFSI would permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought. It is not expected that shareholders would suffer adverse financial consequences as a result of any changes in bank or bank affiliate service arrangements.

DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of the Fund as of 4:00 p.m., Eastern time, on each Business Day by dividing the value of the Fund's net assets (i.e., the value of its portfolio securities and other assets less its liabilities) by the number of the Fund's shares outstanding at the time the determination is made. Securities owned by the Fund for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by procedures approved by the Board. Purchases and redemptions are effected at the net asset value next determined after any purchase or redemption order is processed.

THE TRUST AND ITS SHARES

    The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust under the name Forum Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares. Currently the authorized shares of the Trust are divided into 23 separate series. Prior to November 25, 1996, the Fund was a separate portfolio named Austin Global Equity Fund of Stone Bridge Funds, Inc., a Maryland corporation.

    Each share of each fund of the Trust has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administrative expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio, except if the matter affects only one portfolio or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

    From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                    APPENDIX

    OPTIONS ON EQUITY SECURITIES -- (sometimes referred to as stock options) - A call option is a short-term contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period.

    OPTIONS ON STOCK INDEXES -- A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of a stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

    FOREIGN CURRENCY OPTIONS -- A foreign currency option operates in the same manner as an option on securities. Options on foreign currencies are primarily traded in the over-the-counter market.

    STOCK INDEX FUTURES CONTRACTS -- A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally contracts are closed out prior to the expiration date of the contract.

    FOREIGN CURRENCY FUTURES CONTRACTS -- A foreign currency futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of a quantity of a foreign currency called for in a contract at a specified future time and at a specific price. Although these contracts call for delivery of or acceptance of the foreign currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

    OPTIONS ON FUTURES CONTRACTS -- Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                  [GRAPHIC]













[LOGO]

SHAREHOLDER INFORMATION:
FORUM SHAREHOLDER SERVICES, LLC
P.O. BOX 446
PORTLAND, ME  04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)

OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
           ---------------------------------------------------------

Two Portland Square
Portland, Maine 04101
http://www.oakhallfund.com

ACCOUNT INFORMATION AND SHAREHOLDER SERVICING:

    Forum Shareholder Services, LLC
    Two Portland Square
    Portland, Maine 04101
    (207) 879-0001
    (800) 625-4255

--------------------------------------------------------------------------------

PROSPECTUS                                                        AUGUST 1, 1998
--------------------------------------------------------------------------------

This Prospectus offers shares of the Oak Hall-Registered Trademark- Small Cap Contrarian Fund (the "Fund"), a diversified portfolio of Forum Funds (the "Trust"), an open-endmanagement investment company.

     OAK HALL SMALL CAP CONTRARIAN FUND. The investment objective of the Fund is to seek capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with small market capitalizations.

Shares of the Fund are offered to investors without any sales charge.

This Prospectus sets forth concisely the information a prospective investor should know about the Fund and the Trust before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated August 1, 1998, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Fund and is available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated by reference into this Prospectus, is also available without charge by contacting Forum Shareholder Services, LLC, the Fund's transfer agent, at the address and telephone numbers printed above.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

1.         Prospectus Summary....................          2
2.         Financial Highlights..................          4
3.         Investment Objective and Policies.....          5
4.         Additional Investment Policies........          5

5.         Management............................          6
6.         Purchases and Redemptions of Shares...          8
7.         Distributions and Tax Matters.........         13
8.         Other Information.....................         13

--------------------------------------------------------------------------------

   Investors should read this prospectus and retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1. PROSPECTUS SUMMARY

INVESTMENT OBJECTIVE AND POLICIES

     The Fund seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with small market capitalizations. A small capitalization company has a market capitalization of $1 billion or less at the time of the Fund's investment. See "Investment Objective and Policies."

INVESTMENT ADVISER

     Oak Hall-Registered Trademark- Capital Advisors, L.P. (the "Adviser") serves as the Fund's investment adviser. The Adviser is located at 122 East 42nd Street, 24th Floor, New York, New York 10168.

FUND MANAGEMENT

     The administrator of the Trust is Form Administrative Services, LLC ("FAdS") and the distributor or its shares is Forum Financial Services, Inc., ("FFSI"). Forum Shareholder Services, LLC ("FSS") serves as the Trust's transfer agent, dividend disbursing agent and shareholder servicing agent while Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services for the Trust. See "Management." FAdS, FFSI, FSS, and FAcS are located at Two Portland Square, Portland, Maine 04101.

PURCHASES AND REDEMPTIONS

     Shares of the Fund are offered at the next-determined net asset value without a sales charge. Shares may be purchased and redeemed by mail, by bank-wire and through an investor's broker-dealer or other financial institution. The minimum initial investment is $10,000 ($5,000 if purchased through certain broker-dealers). Shares of the Fund may be redeemed without charge. See "Purchases and Redemptions of Shares."

EXCHANGE PROGRAM

     Shareholders may exchange their Shares of the Fund, without charge, for share of the Daily Asset Government Fund, Investor Share Class, a money market fund of the Trust offered by separate prospectus. See "Purchases and Redemptions -- Exchanges."

DISTRIBUTIONS

     The Fund distributes its net investment income and net capital gains, if any, at least annually. All distributions are reinvested automatically in additional shares of the Fund at net asset value unless the shareholder has notified the Fund in writing of the shareholder's election to receive distributions in cash. See "Distributions and Tax Matters."

CERTAIN RISK FACTORS

     There can be no assurance that the Fund will achieve its investment objective. The Fund's net asset value and total return will fluctuate as the value of the securities in which the Fund invests changes. The Fund may purchase the shares of small companies whose stock is less actively traded and which have greater appreciation potential and a correspondingly higher level of risk and volatility than larger companies whose shares are actively traded. The Fund is not intended to provide a complete or balanced investment program for all investors. See "Investment Objective and Policies."

EXPENSES OF INVESTING IN THE FUND

     The purpose of the following table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. There are no transaction or sales charges associated with purchases and redemptions.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets after applicable expense reimbursements and fee waivers)

Advisory Fees.............................      0.00%
12b-1 Fees................................       None
Other Expenses............................      1.93%
                                            ---------
Total Fund Operating Expenses (after
  expense reimbursements).................      1.93%

     The Annual Fund Operating Expenses are based on expenses and assets of the Fund during its most recent fiscal year ended March 31, 1998. Absent certain expense reimbursements and fee waivers, during the most recent fiscal year Advisory Fees, Other Expenses, and Total Operating Expenses of the Fund would have been 0.75%, 2.21%, and 2.96%, respectively. As of the date of this Prospectus, the Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses of the Fund to the extent that total expenses exceed 1.50%. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time. For a further description of the various expenses incurred in the operation of the Fund, see "Management."

EXAMPLE

     The following is a hypothetical example that indicates the dollar amount of expenses an investor would pay assuming (1) a $1,000 investment, (2) a 5% annual return, (3) the reinvestment of all dividends and (4) the distributions and full redemption at the end of each period:

  1 Year       3 Years      5 Years     10 Years
-----------  -----------  -----------  -----------
 $      20    $      61    $     104    $     225

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE INDICATED. The example is based on the expenses listed in the table. The 5% annual return is not a prediction of and does not represent the Fund's projected returns; rather it is required by government regulation.

2. FINANCIAL HIGHLIGHTS

     The following information represents selected data for a single share outstanding of the Fund. The information for the periods ended March 31, 1998 and 1997 and June 30, 1996, 1995 and 1994 was audited in connection with an audit of the Fund's financial statements by Deloitte & Touche, independent auditors. The information for the period ended June 30, 1993 was audited by other independent auditors. The financial statements and auditors' report thereon are incorporated by reference into the SAI. Further information about the Fund's performance is contained in the Fund's annual report to shareholders which may be obtained from the Trust without charge by contacting the Fund's transfer agent.

                                                    NINE MONTHS
                                     YEAR ENDED        ENDED         YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                     MARCH 31,       MARCH 31,        JUNE 30,       JUNE 30,       JUNE 30,        JUNE 30,
                                        1998            1997            1996           1995           1994          1993(a)
                                     ----------     ------------     ----------     ----------     ----------     ------------
Net Asset Value, Beginning of
 Period............................   $ 13.80          $ 13.61        $ 11.33        $ 12.55        $ 14.30         $ 10.00
                                     ----------     ------------     ----------     ----------     ----------     ------------
Investment Operations:
  Net Investment Income (Loss).....     (0.24)           (0.15)         (0.32)(b)      (0.03)(b)      (0.09)             --
  Net Realized and Unrealized Gain
    (Loss) on Investments..........      7.10             0.34           2.60          (0.10)         (0.52)           4.31
                                     ----------     ------------     ----------     ----------     ----------     ------------
Total from Investment Operations...      6.86             0.19           2.28          (0.13)         (0.61)           4.31
Distributions From:
  Net Realized Gain on
    Investments....................        --               --             --          (1.09)         (1.14)          (0.01)
                                     ----------     ------------     ----------     ----------     ----------     ------------
Net Asset Value, End of Period.....   $ 20.66          $ 13.80        $ 13.61        $ 11.33        $ 12.55         $ 14.30
                                     ----------     ------------     ----------     ----------     ----------     ------------
                                     ----------     ------------     ----------     ----------     ----------     ------------
Total Return.......................     49.71%            1.40%(c)      20.12%         (1.07%)        (5.14%)         45.12%(d)
Ratio/Supplementary Data:
Net Assets at End of Period
 (000's omitted)...................   $ 7,208          $ 7,310        $12,257        $16,399        $35,470         $12,581
Ratios to Average Net Assets:
  Expenses Including Reimbursement/
    Waiver.........................      1.93%(e)         2.00%(d)       2.00%          2.00%          2.01%           1.23%(d)
  Expenses Excluding
    Reimbursement/Waiver...........      2.96%            2.93%(d)       2.44%            --           2.17%           5.91%(d)
  Net Investment Income (Loss)
    Including
    Reimbursement/Waiver...........     (1.29)%          (1.13%)(d)     (1.14%)        (0.23%)        (0.96%)         (0.07%)(d)
Average Commission Rate (f)........   $0.0629          $0.0673        $0.0601            N/A            N/A             N/A
Portfolio Turnover Rate............    100.61%           95.05%        157.01%        115.33%        168.61%         187.94%

(a)   The Fund commenced operations on July 13, 1992.

(b)   Calculated using the weighted average shares outstanding.

(c)   Not annualized.

(d)   Annualized.

(e) The Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses of the Fund to the extent that total expenses exceed 1.50%.

(f) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

3. INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

     The investment objective of the Fund is to seek capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock.

INVESTMENT POLICIES

     The Fund seeks to achieve its objective by investing primarily in equity securities of companies with small market capitalizations. Except during periods when the Fund assumes a temporary defensive position, the Fund will have at least 65% of its total assets invested in common stock and securities convertible into common stock. There can be, of course, no assurance that the Fund will achieve its investment objective. An investment in the Fund may be an appropriate investment for long-term investors who seek to diversify their growth investments and who are willing to accept greater risk for potentially higher return.

     The Fund intends to invest principally in small capitalization companies that, in the view of the Adviser, are temporarily out of favor or simply undiscovered, yet possess upside growth potential coupled with attractive valuations company's market capitalization is the total market value of its outstanding common stock. The securities of small capitalization companies typically are more thinly traded than those of larger companies and the prices of small capitalization securities may fluctuate significantly in response to, among other things, news about a company, movements in the markets or changes in the economy.

     The Adviser seeks to identify and invest in companies it believes have a minimum of downside risk and whose stock is selling at a substantial discount from previous peak prices. In addition, the Adviser seeks to invest in companies whose fundamental attributes, in the Adviser's opinion, are improving but whose improvement has not been fully recognized by the investment community. In the vernacular of investment management, the Adviser would be characterized as a small cap value contrarian manager. In seeking investment opportunities, the Adviser relies primarily on a company by company analysis (rather than broader analysis of industry or economic trends), with the bulk of the research being done in-house. The Fund may invest in the securities of issuers in any industry, but the Adviser emphasizes investments in those industries for which the Adviser believes the economic cycle is improving or where the economic cycle has less impact. While the stocks of the companies the Adviser normally focuses on are actively traded, the Fund may purchase the shares of small companies whose stock is less actively traded. The securities in which the Fund invests may be traded on securities exchanges or in the over-the-counter exchanges.

4. ADDITIONAL INVESTMENT POLICIES

     The investment objective and all investment policies of the Fund that are designated as fundamental may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of the Fund's outstanding voting securities means the lesser of (1) 67% of the shares of the Fund present or represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented, or (2) more than 50% of the outstanding shares of the Fund. Unless otherwise indicated, all investment policies are not fundamental and may be changed by the Board of Trustees without shareholder approval. For more information concerning shareholder voting, see "Other Information -- The Trust and Its Shares."

INVESTMENT LIMITATIONS

     The Fund has adopted the following investment limitations which, except for No. (5), are fundamental policies. Additional fundamental and nonfundamental limitations are listed in the Statement of Additional Information. The Fund may not:

     (1) Borrow money, except the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets.

     (2) Make loans to other persons except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

     (3) Purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of investments in such industry would comprise 25% or more of the value of the Fund's total assets.

     (4) Purchase a security if, as a result (a) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (b) the Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of the Fund's total assets and does not apply to U.S. Government Securities.

     (5) Invest more than 15% of its net assets in securities that are not readily marketable, including repurchase agreements maturing in more than seven days.

     If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or redemptions of Fund shares will not be considered a violation of the limitation.

PORTFOLIO TRANSACTIONS

     The frequency of portfolio transactions (the portfolio turnover rate) will vary from year to year depending on market conditions. An annual turnover rate of 100% would occur, for example, if all of the securities in the Fund were replaced once in a one-year period. The Adviser weighs the anticipated benefits of short-term investments against these consequences.

     The Fund has no obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Consistent with its policy of obtaining the best net results, the Fund may conduct brokerage transactions through certain affiliates of the Adviser. The Trust's Board of Trustees (the "Board") has adopted policies to ensure that these transactions are reasonable and fair and that the commissions charged are comparable to those charged by non-affiliated

5. MANAGEMENT

     The business and affairs of the Fund are managed under the direction of the Board. The Board formulates the general policies of the Fund and generally meets quarterly to review the results of the Fund, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust. Information about the Trustees and the officers of the Trust is in the SAI under "Management -- Trustees and Officers."

THE ADVISER

     OAK HALL-REGISTERED TRADEMARK- CAPITAL ADVISORS, L.P., located at 122 East 42nd Street, 24th Floor, New York, New York 10168, serves as investment adviser to the Fund under an Investment Advisory Agreement with the Trust. Subject to the general control of the Board, the Adviser makes investment decisions for the Fund and is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investment strategies and policies of the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser voluntarily may waive all or any portion of its advisory fee. Any waiver would effect the Fund's yield during the period during which the waiver was in effect and would not be recouped by the Adviser at a later date. On February 12, 1998, the Adviser agreed to waive its fee and assume certain expenses of the Fund in order to maintain total operating expenses at 1.50%.

     The Adviser is registered under the Investment Adviser's Act of 1940 and provides investment management services to pension plans, endowment funds, institutional and individual accounts. The Adviser was incorporated under the laws of the State of New York in 1984 and is a wholly owned subsidiary of American Securities Holding Corporation ("ASHC"). ASHC is wholly owned by a trust, the beneficiaries of which are members of the William Rosenwald family. As of the date of this Prospectus, the Adviser had approximately $150 million in assets under management.

     Ed Cimilluca, Co-Chief Executive of the Adviser, has been the Fund's co-portfolio manager since January 1, 1997. Prior to his association with the Adviser, Mr. Cimilluca was Director of Research at J. & W. Seligman. Before that, he was a Managing Director of Lehman Brothers, Inc. Mr. Cimilluca has approximately 25 years in the investment business.

     John W. Morosani, Co-Chief Executive of the Adviser, also has been the Fund's co-portfolio manager since January 1, 1997. Prior to his association with the Adviser, Mr. Morosani was Director of Research at S. G. Warburg & Co., Inc. Before that, he was an Associate Director at C. J. Lawrence, Inc. Mr. Morosani has approximately 20 years in the investment business.

THE ADMINISTRATOR

     On behalf of the Fund, the Trust has entered into an Administration Agreement with FAdS. Under the agreement, FAdS is responsible for the supervision of the overall management of the Trust (including any services for the Fund that the Trust has to pay fees), providing the Trust with general office facilities and providing persons satisfactory to the Board of Trustees to serve as officers of the Trust. For these services, FAdS is entitled to receive a fee from the Fund computed and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. FAdS, in its sole discretion, may waive all or any portion of its fees.

     Under a Fund Accounting Agreement with the Trust, FAcS performs portfolio accounting services for the Fund, including determination of the Fund's net asset value. For its services, FAcS is entitled to receive a fee at an annual rate of $36,000 subject to adjustments for the number and type of portfolio transactions.

     As of June 30, 1998, FAdS and FFSI provided management, administration and distribution services to registered investment companies and collective investment funds with assets of approximately $38 billion.

THE DISTRIBUTOR

     Under a Distribution Agreement with the Trust, FFSI acts as distributor of the Fund's shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Fund. FFSI receives no compensation for its services under the Distribution Agreement. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Processing Organizations") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Investors purchasing shares of the Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFSI, the Fund's distributor, is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICES

     Shareholder inquiries and communications concerning the Fund may be directed to FSS. Under a Transfer Agency and Services Agreement, FSS acts as the Fund's transfer agent and dividend disbursing agent. FSS maintains an account for each shareholder of record, where all shares purchased are credited, together with any distributions that are reinvested in additional shares. FSS also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. For its services, FSS is entitled to receive a fee of $12,000 annually and annual shareholder fees of $25.00 per shareholder account.

     The Trust has adopted a shareholder services plan for the Fund providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized Forum to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services for Fund shareholders not otherwise provided by the Trust's transfer agent. For these services, the Trust pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets of the Fund shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

     Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Trust or a shareholder may request.

     As of the date of this Prospectus each of FAdS, FFSI, FSS and FAcS was controlled by John Y. Keffer, President and Chairman of the Trust and was located at Two Portland Square, Portland, Maine, 04101.

EXPENSES OF THE TRUST

     The Adviser has voluntarily undertaken to assume certain Fund expenses (or waive its fees). This undertaking is designed to place a maximum limit on expenses (including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) of 1.50% of the Fund's average daily net assets.

     The Trust is obligated to pay for all of its expenses, subject to the Adviser's agreement to reimburse the Trust for excess expenses of the Fund. The Fund's expenses comprise Trust expenses attributable to the Fund and expenses not attributable to any particular portfolio of the Trust, which are allocated among the Fund and the portfolios in proportion to their average net assets. The Fund's expenses include: interest charges; taxes; brokerage fees and commissions; certain insurance premiums; applicable fees and expenses under the Trust's contracts with the Adviser, FAdS, FSS and any custodian; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; auditing, legal and compliance expenses; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; compensation of certain of the Trust's trustees, officers and employees and other personnel performing services for the Trust; and registration fees and related expenses.

     The Adviser, FAdS, FSS, and FAcS, in their sole discretion, may waive all or any portion of their respective fees, which are accrued daily and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

YEAR 2000

     Like other mutual funds, financial and other business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers to the Fund do not properly process and calculate date related information and data from and after January 1, 2000. The Adviser and FAdS are taking steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

6. PURCHASES AND REDEMPTIONS OF SHARES

     Investments in the Fund may be made either by an investor directly or through certain brokers and financial institutions of which the investor is a customer. All transactions in Fund shares are effected through FSS, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES

     Fund shares are sold at a price equal to their net asset value next-determined without a sales charge on all weekdays except days when the New York Stock Exchange is closed ("Business Day"). Normally, the New York Stock Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Fund shares are issued immediately after an order for the shares in proper form is accepted by FSS. The Fund's net asset value is calculated at 4:00 p.m., Eastern time on each Business Day. Fund shares become entitled to receive dividends on the next Business Day after the order is accepted.

     The Fund reserves the right to reject any subscription for the purchase of its shares, including subscriptions by those deemed to be "market timers" and may, in the Adviser's discretion, accept portfolio securities in lieu of cash as payment for Fund shares. "Market timers" generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern. Share certificates are only issued to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS

     Fund shares may be redeemed without charge at their net asset value on any Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the Fund's next-determined net asset value after FSS receives the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to receive dividends declared after the day on which the redemption becomes effective.

     Normally, redemption proceeds are paid immediately, but in no event later than seven days after a redemption order is accepted. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check and mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

     Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Trust will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90-day period.

     The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, the telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS.

     Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

PURCHASE AND REDEMPTION PROCEDURES

     The following purchase and redemption procedures and shareholder services apply to investors who invest in the Fund directly. These investors may open an account by completing an account application or by contacting FSS at the address on the first page of this Prospectus. For those shareholder services not referenced on the account application or to change information on a shareholder's account (such as addresses), investors should request an Optional Services Form from FSS.

INITIAL PURCHASE OF SHARES

     There is a $10,000 minimum for initial investments in the Fund ($2,000 for Individual Retirement Accounts).

     MAIL. Investors may send a check made payable to the Trust along with a completed account application for the Fund to FSS at the address on the first page of this Prospectus.

     Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled, and the investor will be liable for any losses or fees incurred by the Trust, FSS or FFSI.

     BANK WIRE. To make an initial investment in the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-625-4255 or FSS at 207-879-0001 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

  BankBoston
  Boston, Massachusetts
  ABA # 011000390
  For Credit to: Forum Shareholder Services, LLC
        Account # 541-54171
        Oak Hall Small Cap Contrarian Fund
        (Investor's Name)
        (Investor's Account Number)

     The investor should then promptly complete and mail the account application. Investors planning to wire funds should instruct the bank early in the day so the wire transfer can be received prior to 4:00 p.m., Eastern time, of the same day. The bank may impose a charge for transmitting payment by wire, and there also may be a charge for use of Federal funds.

SUBSEQUENT PURCHASES OF SHARES

     There is a $5,000 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check, sending a wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone the Fund at 800-625-4255 or FSS at 207-879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

     AUTOMATIC INVESTMENT. Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution that is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in a Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from FSS. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.

REDEMPTION OF SHARES

     Shareholders that wish to redeem shares by telephone or receive redemption proceeds by wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

     MAIL. Shareholders may make a redemption in any amount by sending a written request to FSS accompanied by any share certificate that was issued to the shareholder. All share certificates submitted for redemption must be signed by the shareholder with a signature guarantee. All written requests for redemptions must be signed by the shareholder and, in some cases, must have a signature guarantee. See "Purchase and Redemption Procedures-Other Redemption Matters."

     TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FSS at (207) 879-0001 or
(800) 625-4255 and providing the shareholder's account number, the exact name in which the shares are registered, the shareholder's social security or taxpayer identification number. The Trust or FSS may employ other procedures such as recording certain transactions to ensure telephone instructions are genuine. If such procedures are followed, neither the Trust nor FSS will be liable for any losses due to unauthorized or fraudulent redemption requests. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

     BANK WIRE. For redemptions of more than $10,000, a shareholder that has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal funds wire to a bank account designated on the shareholder's account application. To request wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege on the account application. Redemption proceeds are transmitted by wire on the next business day after the redemption request in proper form is received by FSS.

     AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds are sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution that is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to FSS.

     OTHER REDEMPTION MATTERS. To protect shareholders and the Fund against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; or (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

     Signature guarantees may be provided by any eligible institution acceptable to FSS, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

     FSS will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the transfer agent will be reinvested and the checks will be canceled.

EXCHANGES

EXCHANGE PROCEDURES

     Fund shareholders are entitled to exchange their Shares of the Fund for shares of the Investor Share Class of Daily Assets Government Fund, a series of the Trust. Exchanges may only be made between accounts registered in the same name. When a shareholder exchanges shares, a completed account application must be submitted to open a new account in a Fund if the shareholder requests any shareholder privilege not associated with the existing account. Exchanges are subject to the fees and the restrictions including minimum investment requirements listed in the prospectus for the fund into which a shareholder is exchanging. The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make.

     The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined after all proper instructions and all necessary supporting documents by the fund whose shares are being exchanged are received by FSS.

     MAIL. Exchanges may be accomplished by written instructions to FSS accompanied by any share certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with a signature guarantee.

     TELEPHONE. Exchanges may be accomplished by telephone by any shareholder that has elected telephone exchange privileges by calling FSS at (207) 879-0001 or (800) 625-4255 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

RETIREMENT PROGRAMS

INDIVIDUAL RETIREMENT ACCOUNTS

     The Fund should not be considered as a complete investment vehicle for the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $2,000, and the minimum subsequent investment is $250. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, this deduction will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

EMPLOYEE BENEFIT PLANS

     The Fund may be a suitable investment vehicle for part or all of the assets held in various employee benefit plans, including 401(k) plans, 403(b) plans and SARSEPs.

PURCHASES AND REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS

     Shares may be purchased and redeemed through certain broker-dealers, banks, trust companies and their affiliates, and other financial institutions, including affiliates of the transfer agent ("Processing Organizations"). Processing Organizations may receive as a dealer's reallowance a portion of the sales charge paid by their customers who purchase Fund shares. In addition, Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

     Investors who purchase shares through a Processing Organization may be charged a fee if they effect transactions in Fund shares through a broker or agent and will be subject to the procedures of their Processing Organization, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. These investors should acquaint themselves with their Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Processing Organization. Customers who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their Processing Organization's and the Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealer Processing Organizations are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by a Fund. Certain other Processing Organizations may also enter purchase orders with payment to follow.

     Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states permit shares of the Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

7. DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

     Distributions of the Fund's net investment income, if any, are declared and paid annually. Any distributions of net capital gain realized by the Fund are distributed annually.

     Shareholders may choose either to have distributions of net investment income paid in cash or reinvested in additional Fund shares or distributions of net capital gain paid in cash or reinvested in additional Fund shares. All distributions are treated in the same manner for Federal income tax purposes whether paid in cash or reinvested in Fund shares.

     Distributions are reinvested at the Fund's net asset value as of the payment date of the distribution. All distributions are reinvested unless another option is selected. All distributions not reinvested are paid to the shareholder in cash and may be paid more than seven days following the date on which distributions would otherwise be reinvested.

TAXES

     The Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, the Fund will not be liable for Federal income taxes on the net investment income and net capital gain distributed to its shareholders. Because the Fund intends to distribute all of its net investment income and net capital gain each year, the Fund should avoid all Federal income and excise taxes.

     Dividends paid by the Fund out of its net investment income (including any realized net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net gain from capital assets held for more than one year over net loss from capital assets held for not more than one year) will be treated in the hands of shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

     Any dividend or distribution received by a shareholder reduces the net asset value of the shareholder's shares by the amount of the dividend or distribution. To the extent that the income or gain comprising a dividend or distribution was accrued by the Fund before the shareholder purchased the shares, the dividend or distribution would be in effect a return of capital to the shareholder. All dividends and distributions, including those that operate as a return of capital, however, are taxable as described above to the shareholder receiving them regardless of the length of time he may have held shares prior to the dividend or distribution.

     It is expected that a portion of the Fund's dividends to shareholders will qualify for the dividends received deduction for corporations.

     The Fund may be required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to the Fund is correct and that the shareholder is not subject to backup withholding.

     Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each year.

     The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Fund and its shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisers.

8. OTHER INFORMATION

PERFORMANCE INFORMATION

     The Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on historical results and are not intended to indicate future performance.

The Fund's yield measures the rate of income earned by the Fund as a percentage of the Fund's share price. Yield is calculated by dividing the net investment income of the Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end of the period. Total return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. The Fund may also advertise its total return over different periods of time or by means of aggregate, average, year by year, or other types of total return figures. Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

     The Fund's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or CDA/Weisenberger. In addition, the Fund's performance may be compared to recognized indices or market performance. The comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

     Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and in the view of FFSI would permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought. It is not expected that shareholders would suffer adverse financial consequences as a result of any changes in bank or bank affiliate service arrangements.

DETERMINATION OF NET ASSET VALUE

     The Trust determines the net asset value per share of the Fund as of 4:00 p.m., Eastern time, on each Business Day by dividing the value of the Fund's net assets (i.e., the value of its portfolio securities and other assets less its liabilities) by the number of the Fund's shares outstanding at the time the determination is made. Securities owned by the Fund for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by procedures approved by the Board. Purchases and redemptions are effected at the net asset value next determined after any purchase or redemption order is processed.

THE TRUST AND ITS SHARES

     The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust under the name Forum Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares. Currently the authorized shares of the Trust are divided into 23 separate series. Prior to November 25, 1996, the Fund was a separate portfolio, Oak Hall-Registered Trademark- Equity Fund, of Stone Bridge Funds, Inc., a Maryland corporation. On February 12, 1998, the Fund's name was changed to the Oak Hall-Registered Trademark- Small Cap Contrarian Fund.

     Each share of each fund of the Trust has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administrative expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio, except if the matter affects only one portfolio or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

     From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                         OAK HALL-REGISTERED TRADEMARK-
                                   SMALL CAP
                                CONTRARIAN FUND

                                   PROSPECTUS
                                 AUGUST 1, 1998

                                     [LOGO]

                           HTTP://WWW.OAKHALLFUND.COM

[GRAPHIC]

                                      PROSPECTUS




                                   THE QUADRAFUNDS




                                  VALUE EQUITY FUND
                                     GROWTH FUND





                                       08.01.98

THE QUADRA FUNDS

 QUADRA VALUE EQUITY FUND
 QUADRA GROWTH FUND

FUND INFORMATION,
ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:
   QUADRA Capital Partners, LLC
    270 Congress Street
    Boston, Massachusetts 02210
    617.426.0900
    800.595.9291
                                   PROSPECTUS

                                 August 1, 1998
--------------------------------------------------------------------------------

This Prospectus offers shares of the Quadra Value Equity Fund and Quadra Growth Fund (each a "Fund" and collectively the "Funds"). The Funds are each diversified portfolios of Forum Funds (the "Trust"), a registered, open-end, management investment company.

    QUADRA VALUE EQUITY FUND. The investment objective of the Quadra Value Equity Fund is to seek capital appreciation by investing primarily in a diversified portfolio of common and preferred stock and securities convertible into common stock and preferred stock.

    QUADRA GROWTH FUND. The investment objective of the Quadra Growth Fund is to seek capital appreciation by investing primarily in high quality domestic companies that the investment subadviser believes have superior growth potential.

This Prospectus contains the information a prospective investor should know about the Trust and the Funds before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated August 1, 1998, as may be amended from time to time ("SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated by reference into this Prospectus, is also available, without charge, from The Quadra Funds at 800.595.9291.

PLEASE READ THIS PROSPECTUS BEFORE INVESTING IN ANY OF THE FUNDS, AND RETAIN IT
                             FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS

                                                            Page
                                                           -----
        1.   Prospectus Summary..........................          2
        2.   Financial Highlights........................          5
        3.   Investment Objectives and Policies..........          6
        4.   Additional Investment Policies..............          7

                                                            Page
                                                           -----
        5.   Management..................................          9
        6.   Purchases and Redemptions of Shares.........         15
        7.   Distributions and Tax Matters...............         20
        8.   Other Information...........................         21
             Appendix A..................................         23

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1. PROSPECTUS SUMMARY

    The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

    The investment objectives and policies of the Funds are described more fully in this prospectus under "Investment Objectives and Policies."

    QUADRA VALUE EQUITY FUND seeks capital appreciation by investing primarily in a diversified portfolio of common and preferred stock and securities convertible into common stock and preferred stock.

    QUADRA GROWTH FUND seeks long-term capital appreciation by investing primarily in high quality domestic companies that the investment subadviser believes have superior growth potential.

INVESTMENT ADVISER

INVESTMENT ADVISER

    Quadra Capital Partners, LLC ("Quadra" or the "Adviser"), is each Fund's investment adviser. Quadra is responsible for, among other things, developing and reviewing the investment strategies and policies of each Fund. See "Management - The Adviser."

INVESTMENT SUBADVISERS

    To assist it in carrying out its responsibilities, the Adviser has retained the following subadvisers ("Subadvisers") to render advisory services and make daily investment decisions for each Fund:

    - The portfolio of the QUADRA VALUE EQUITY FUND is managed by Carl Domino Associates, L.P.

    - The portfolio of the QUADRA GROWTH FUND is managed by Smith Asset Management Group, L.P.

    Quadra is also responsible for monitoring the investments and the performance of the Subadviser of each Fund. Quadra and the Subadvisers may be referred to herein as the "Advisers." See "Management."

    For information regarding the experience of the investment advisers of the Funds with respect to the management of investment companies, see "Management."

FUND MANAGEMENT

    The administrator of the Trust is Forum Administrative Services, LLC ("FAdS') and the distributor of its shares is Forum Financial Services, Inc. ("FFSI"). Forum Shareholder Services, LLC ("FSS") serves as the Trust's transfer agent, dividend disbursing and shareholder servicing agent and Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services for the Trust. The address of each of FAdS, FFSI, FSS, and FAcS is Two Portland Square, Portland, Maine 04101. See "Management."

PURCHASES AND REDEMPTIONS

    Shares of the Funds are offered at the next-determined net asset value without a sales charge. The minimum initial investment is $100,000. The Trust reserves the right to waive the minimum investment requirement. There is no minimum for subsequent investments. See "Purchases and Redemptions of Shares."

    Shares may be purchased or redeemed on days that the New York Stock Exchange is open for trading, normally weekdays except customary business holidays and Good Friday ("Fund Business Day"). Purchase and redemption orders are accepted by the transfer agent between 9:00 a.m. and 6:00 p.m. (Eastern Time) on each Fund Business Day. See "Purchases and Redemptions of Shares."

    Shares of the Funds are not offered for sale in every state. To determine whether a Fund is available for purchase in a particular state, contact The Quadra Funds at the address and or number referenced on the first page of this Prospectus.

EXCHANGE PROGRAM

    Shareholders of a Fund may exchange their shares without charge for shares of any other Quadra Fund or Daily Assets Government Fund, a money market fund of the Trust offered by a separate prospectus. See "Purchases and Redemptions of Shares - Exchanges."

DISTRIBUTIONS

    The Funds distribute substantially all of their net investment income and capital gains, if any, to shareholders annually. All distributions are reinvested automatically in additional shares of the Funds at net asset value unless a shareholder has notified a Fund in writing of the shareholder's election to have them paid in cash. See "Dividends and Tax Matters."

CERTAIN RISK FACTORS

    There can be no assurance that either of the Funds will achieve its investment objective, and each Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value.

    All investments made by the Funds entail some risk. Certain investments and investment techniques, however, entail additional risks, such as the potential use of leverage by the Funds through borrowings or securities lending. For more information about the risks of investing in the Funds, please see "Investment Objectives and Policies," "Additional Investment Policies" and "Appendix A:
Investments, Investment Strategies and Risk Considerations."

    The Quadra Value Equity Fund invests in securities that its investment subadviser believes may be undervalued by the market. The Quadra Growth Fund invests in securities that its investment subadviser believes have superior growth potential. These investment policies entail certain risks in addition to those normally associated with investment in equity securities, such as the potential for a high degree of volatility and price fluctuations in response to stock market movements. See "Investment Objectives and Policies."

EXPENSES OF INVESTING IN THE FUNDS

    The purpose of the following table is to assist investors in understanding the various expenses that an investor in a Fund will bear directly or indirectly.

                                                                                            QUADRA
                                                                                         VALUE EQUITY       QUADRA
                                                                                             FUND         GROWTH FUND
                                                                                         -------------  ---------------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets after applicable expense reimbursements and fee waivers)
Advisory Fees..........................................................................        0.00%           0.00%
12b-1 Fees.............................................................................         None            None
Other Expenses (after expense reimbursements)..........................................        1.00%           1.00%
                                                                                              ------          ------
Total Fund Operating Expenses..........................................................        1.00%           1.00%

    The Annual Fund Operating Expenses are based on assets and expenses of each Fund during their most recent fiscal year ending March 31, 1998. Absent certain expense reimbursements and fee waivers, Advisory Fees, Other Expenses and Total Fund Operating Expenses would be 1.00%, 15.57% and 16.57% respectively, in the case of Quadra Value Equity Fund and 1.00%, 11.16%, and 12.16%, respectively, in the case of Quadra Growth Fund. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time. The Adviser has agreed to waive its fees and/or reimburse each Fund's expenses in order to cap each Fund's expenses at the amount of Total Operating Expenses stated in the above table. For a further description of the various expenses incurred in the operation of the Funds, see "Management."

EXAMPLE

    The following is an example of the expenses you would pay assuming (1) a $1,000 investment, (2) a 5% annual return, (3) the reinvestment of all distributions and (4) full redemption at the end of each period.

                                                  ONE   THREE   FIVE     TEN
                                                  YEAR  YEARS   YEARS   YEARS
                                                  ----  -----   -----   -----
       Quadra Value Equity Fund.................  $ 10  $ 32    $ 55    $ 122
       Quadra Growth Fund.......................  $ 10  $ 32    $ 55    $ 122

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN; ACTUAL EXPENSES OR RETURN MAY BE MORE OR LESS THAN THESE EXAMPLES. The example is based on the expenses listed in the table. The 5% annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation.

2. FINANCIAL HIGHLIGHTS

    The following tables represent selected data for a single outstanding share of each Fund for the periods shown. The information has been audited in connection with an audit of the Funds' financial statements by Wolf & Company, P.C., independent accountants. The Funds' financial statements and independent auditors' report thereon are contained in the Funds' Annual Reports to Shareholders and are incorporated by reference into the SAI. Further information about the Funds' performance is contained in the Funds' Annual Report to shareholders, which may be obtained from the Trust without charge by contacting the Funds' transfer agent

                                             QUADRA VALUE            QUADRA
                                              EQUITY FUND          GROWTH FUND
                                          -------------------   -----------------
                                            FOR THE PERIOD       FOR THE PERIOD
                                           APRIL 2, 1997* TO    NOVEMBER 4, 1997*
                                            MARCH 31, 1998      TO MARCH 31, 1998
                                          -------------------   -----------------
Net Asset Value, Beginning of Period....        $ 10.00              $ 10.00
                                               --------             --------
Investment Operations:
  Net Investment Income (Loss)..........           0.22                 0.01
  Net Realized and Unrealized Gain
    (Loss) on Investments...............           3.45                 1.41
                                               --------             --------
Total from Investment Operations........           3.67                 1.42
                                               --------             --------
Distributions From:
  Net Investment Income.................          (0.17)                   -(a)
Total Distributions.....................          (0.70)                   -
                                               --------             --------
Net Asset Value, End of Period..........        $ 12.80              $ 11.42
                                               --------             --------
                                               --------             --------
Total Return............................          37.47%               14.23%
Ratio/Supplementary Data:
Net Assets at End of Period (000's
 omitted)...............................        $ 3,558              $ 3,722
Ratios to Average Net Assets:(b)
  Expenses Including
    Reimbursement/Waiver................           1.00%                1.00%
  Expenses Excluding
    Reimbursement/Waiver................          16.57%               12.16%
  Net Investment Income (Loss)
Including Reimbursement/Waiver..........           2.65%                0.83%
Portfolio Turnover Rate.................          32.45%               21.81%
Average Commission Rate (c)                     $0.0598              $0.0591

    *   Date commenced operations.

    (a) Less than $0.01 per share.

    (b) Annualized.

    (c) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

3. INVESTMENT OBJECTIVES AND POLICIES

QUADRA VALUE EQUITY FUND

INVESTMENT OBJECTIVE

    The investment objective of the Fund is to seek capital appreciation. There can be no assurance, of course, that the Fund will achieve its investment objective.

INVESTMENT POLICIES

    EQUITIES. The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities, including common and preferred stock and securities convertible into common and preferred stock. The Fund normally will have at least 65% of its total assets invested in common stock and securities convertible into common stock. The Fund intends to invest principally in the equity securities of companies that the Subadviser believes are undervalued in comparison to similar companies. To identify these companies, the Subadviser will employ a number of valuation measures, including but not limited to, an analysis of price/earnings ratios, price/book ratios, dividend yield and measure of current profitability. The Fund also may invest in warrants and the obligations of financial institutions and purchase securities on a when-issued or forward commitment basis. The Fund may purchase and sell futures contracts and options on futures contracts. For a further description of the Fund's investment policies, see "Additional Investment Practices" below and "Appendix A: Investments, Investment Strategies and Risk Considerations" which is attached to this Prospectus.

    CERTAIN RISK FACTORS. The market price of the equity securities in which the Fund invests may change rapidly in response to many factors, including the market's perception of the value of those securities. Because the Subadviser seeks to invest in companies whose fundamental attributes, in the Subadviser's opinion, have not been fully recognized by the investment community, the Fund's portfolio may exhibit a high degree of volatility or price fluctuation when compared to market averages.

    An investment in the Fund is not by itself a complete or balanced investment program. Nevertheless, the securities in which the Fund invests may be an important part of an investor's portfolio, particularly for long-term investors able to tolerate short-term fluctuations in the Fund's net asset value. Investors in the Fund should be willing to accept the risks associated with investments in the stock market and should consider an investment in the Fund only as a part of their overall investment portfolio.

QUADRA GROWTH FUND

INVESTMENT OBJECTIVE

    The investment objective of the Fund is to seek long-term capital appreciation. There can be no assurance, of course, that the Fund will achieve its investment objective.

INVESTMENT POLICIES

    The Fund seeks to achieve its investment objective through investment primarily in the common stock of high-quality domestic companies that the subadviser believes have superior growth potential. The Fund normally will have at least 65% of its total assets invested in common stock and securities convertible into common stock. The Subadviser seeks to identify growth companies that it believes will report a level of corporate earnings that exceeds the level expected by investment analysts and whose growth potential is, in the Subadviser's opinion, generally unrecognized or misperceived by the market. In searching for these companies, the Subadviser uses both quantitative and fundamental analysis. The Subadviser emphasizes earnings estimate changes of investment analysts, the recent trend of company earnings reports, and the fundamental business outlook for the company in its analysis. The Subadviser uses a variety of valuation measures to determine whether the share price already reflects positive fundamentals. The Subadviser attempts to constrain the variability of the investment returns by employing risk control screens for price volatility, financial quality and valuation and to the extent possible, gives equal weighting to portfolio securities. The Fund may invest in preferred stock and convertible debt securities and in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar securities of foreign issuers.

CERTAIN RISK FACTORS

EQUITIES

    The fundamental risk of investing in common stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of the issuer or other objective measure of a company's worth.

FOREIGN SECURITIES

    The Fund may invest in ADRs, EDRs and other similar investments of foreign issuers. See "Investment Policies" above. Investments in foreign companies involve certain risks, such as exchange rate fluctuations, political or economic instability of the issuer or the country of the issuer and the possible imposition of exchange controls, withholding taxes on dividends or interest payments, confiscatory taxes or expropriation, Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations denominated in U.S. dollars. Foreign securities and their markets may not be as liquid as domestic securities and their markets and foreign brokerage commissions and custody fees are generally higher than those in the United States, In addition, less information may be publicly available about a foreign company than about a domestic company, and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.

4. ADDITIONAL INVESTMENT POLICIES

    The investment objective and all investment policies of a Fund that are designated as fundamental may be changed only with the approval of the holders of a majority of the outstanding voting securities of that Fund. A majority of outstanding voting securities means the lesser of (1) 67% of the shares of a Fund present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented, or (2) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies are not fundamental and may be changed by the Trust's Board of Trustees ("Board") without approval by shareholders of a Fund. For more information concerning shareholder voting, see "Other Information - The Trust and Its Shares."

DIVERSIFICATION

    Each Fund is "diversified" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a fundamental policy, with respect to 75 % of its assets, no Fund may purchase a security (other than a U.S. Government Security) if, as a result, (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. Each Fund reserves the right to invest all or a portion of its assets in one or more of the open-end investment companies. See "Additional Investment Policies - Core and Gateway."

CONCENTRATION

    Each Fund is prohibited from concentrating its assets in the securities of issuers in any single industry. As a fundamental policy, no Fund may purchase securities if, immediately after the purchase, more than 25 % of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry. This limit does not apply to investments in U.S. Government Securities, foreign government securities, repurchase agreements covering U.S. Government Securities or investment company securities.

ILLIQUID SECURITIES

    No Fund may knowingly acquire securities if, as a result, more than 15 % of the Fund's net assets taken at current value would be invested in securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities, including repurchase agreements maturing in more than seven days.

BORROWING AND LENDING

    As a fundamental policy, each Fund may borrow money from banks or by entering into reverse repurchase agreements, but the Funds will limit borrowings to amounts not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing). Borrowing for other than temporary or emergency purposes or meeting redemption requests is limited to 5% of the value of each Fund's total assets. When a Fund establishes a segregated account to limit the amount of leveraging of the Fund with respect to certain investment techniques, the Fund does not treat those techniques as involving borrowings (although they may have characteristics and risks similar to borrowings and result in the Fund's assets being leveraged). See "Appendix A: Investments, Investment Strategies and Risk Considerations - Borrowing" and "- Techniques Involving Leverage." As a fundamental policy, no Fund may make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments for the Fund.

SHORT SALES

    The Funds may not enter into short sales of securities except short sales "against the box." In a short sale against the box, a Fund sells securities it owns or has the right to acquire at no additional cost. A Fund does not immediately deliver the securities sold, however. The seller is said to have a short position in the securities sold until it delivers the securities, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Subadviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In certain cases, future losses in a Fund's long position would be reduced by an offsetting future gain in the short position. A Fund's ability to enter into short sales transactions is limited by certain tax requirements. Under recently enacted legislation, if a Fund has unrealized gain with respect to a long position and enters into a short sale against the box, the Fund generally will be deemed to have sold the long position for tax purposes and thus will recognize gain. See "Dividends, Distributions and Taxes" in the SAI.

TEMPORARY DEFENSIVE POSITION

    When business or financial conditions warrant, each Fund may assume a temporary defensive position and invest all or any portion of their assets in cash or in cash equivalents, including (1) short-term U.S. Government Securities, (2) prime quality short-term instruments of commercial banks, (3) prime quality commercial paper, (4) repurchase agreements with banks and broker-dealers covering any of the securities in which the Fund may invest directly and (5) shares of money market mutual funds. Prime quality refers to the two highest short-term ratings of a nationally recognized statistical rating organization. During periods when and to the extent that a Fund has assumed a temporary defensive position, it will not be pursuing its investment objective. The Funds may from time to time maintain investments in cash and cash equivalents pending investment in securities.

COMMON INVESTMENT TECHNIQUES

    Each Fund may purchase U.S. Government Securities and enter into repurchase agreements (for reasons other than temporary defensive purposes) and reverse repurchase agreements, may lend their portfolio securities and may purchase portfolio securities on a when-issued or forward commitment basis. It is currently anticipated that the Funds will not enter into reverse repurchase agreements or purchase portfolio securities on a when-issued or forward commitment basis to any significant extent. See "Appendix A: Investments, Investment Strategies and Risk Considerations."

CORE AND GATEWAY-REGISTERED TRADEMARK-

    Notwithstanding the other investment policies of the Funds, each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. Upon future action by the Board and notice to shareholders, a Fund may convert to this structure. As a result, a Fund would hold as its only investment, shares of another investment company having substantially the same investment objective and policies as the Fund.

PORTFOLIO TRANSACTIONS

    The Subadvisers place orders for the purchase and sale of assets they manage with brokers and dealers that they select. The Subadvisers seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when the Subadviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

    Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to a Fund that invests in foreign securities than would be the case for comparable transactions effected on United States securities exchanges.

    The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Tax rules applicable to short-term trading may affect the timing of a Fund's portfolio transactions or its ability to realize short-term trading profits or establish short-term positions. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses. For the fiscal year ending March 31, 1999, the estimated portfolio turnover rate for Quadra Growth Fund is not expected to exceed 100%.

5. MANAGEMENT

    The business and affairs of the Funds are managed under the direction of the Board. The Board formulates the general policies of the Funds and generally meets quarterly to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. Information about the Trustees and the officers of the Trust is in the SAI under "Management - Trustees and Officers."

THE ADVISER

    QUADRA CAPITAL PARTNERS, LLC, located at 270 Congress Street, Boston, Massachusetts 02210, serves as investment adviser to the Funds under an Investment Advisory Agreement with the Trust. Subject to the general control of the Board, the Adviser is responsible for, among other things, developing a continuing investment program for each Fund in accordance with its investment objective and reviewing the investment strategies and policies of each Fund. For its services, the Adviser receives an advisory fee at the following annual rates.

                                      FEE BASED ON
FUND                            AVERAGE DAILY NET ASSETS
------------------------------  -------------------------
Quadra Value Equity Fund......              1.00%
Quadra Growth Fund............              1.00%

    The Adviser is a limited liability company organized under the laws of the State of Delaware on September 8, 1995, and is registered under the Investment Adviser Act of 1940 ("the Advisers Act"). As a new entity, Quadra has no previous experience managing an investment company. The managing partners of Quadra have significant experience, however, in the formation and management of trust and investment management entities including registered investment companies, registered investment advisers and a commingled fund of funds.

    Ms. Eileen Delasandro is a founder and Chief Executive Officer of Quadra. She has over twenty years' experience in the institutional investment management industry. Prior to founding Quadra, she was a Partner and Chief Operating Officer at Nicholas-Applegate Capital Management, L.P. Mr. Donald Levi is a founder and Chief Operating Officer of Quadra. He has over thirty years' experience in the banking and trust industries. Prior to founding Quadra, he was founder and Chief Executive Officer of Western Trust Services. Mr. Howard Stevenson is a founder and Chairman of Quadra. He is also the Sarofim-Rock Professor at Harvard Business School, where he has taught for over twenty-five years, and was co-chairman of the Baupost Group, a private registered investment adviser, which he co-founded. Mr. Philip Hamilton is Senior Vice President at Quadra. Prior to joining Quadra, he was Senior Researcher in Finance at Harvard Business School. He serves as compliance officer for the firm. Mr. Hamilton has completed the NASD's Series 6, 26 and 63 examinations.

THE SUBADVISERS

    To assist it in carrying out its responsibilities under the Investment Advisory Agreement, Quadra has retained Subadvisers to provide advisory services and make daily investment decisions for each Fund. Quadra makes recommendations to the Trust's Board regarding the selection and retention of these Subadvisers. On an ongoing basis, Quadra evaluates the Subadvisers and reports to the Board concerning their investment results. Quadra also reviews the investments made for the Funds by the Subadvisers to see that they comply with the Funds' investment objectives, policies and restrictions.

    The following Subadviser and individuals of each are primarily responsible for the day-to-day management of the Funds:

    CARL DOMINO ASSOCIATES, L.P., ("CDA"), 580 Village Boulevard, West Palm Beach, Florida 33409, manages the portfolio of the QUADRA VALUE EQUITY FUND. CDA is a limited partnership organized under the laws of the State of Delaware, and is registered as an investment adviser under the Advisers Act. It presently manages over $2 billion in assets for colleges and universities, retirement funds, state and local governments, investment companies and other institutions. Mr. Carl Domino, CFA, founded CDA in 1987 and is presently Managing Partner and Senior Portfolio Manager of CDA. Mr. Domino has over twenty-five years' equity investment experience. Prior to that, Mr. Domino was Senior Portfolio Manager/Chairman of the Investment Strategy Committee at Delaware Management Company. Mr. Domino holds a Master's Degree in Business Administration from Harvard Business School. Mr. Paul Scoville, is a Senior Equity Portfolio Manager at CDA. He has over twenty-seven years' equity investment experience. Prior to joining CDA, Mr. Scoville was Managing Director and Senior Portfolio Manager at Criterion Investment Management. He holds a Law Degree from Emory University. Mr. Stephen Kent, Jr., CFA, is a Senior Portfolio Manager at CDA. He has over twenty-six years' investment experience, prior to joining CDA, Mr. Kent was a Portfolio Manager with George D. Bjurman & Associates in Los Angeles. Mr. Kent holds a degree from Washington & Lee University. Mr. David Roberts is a Research Analyst at CDA. He joined the firm in 1996 following his graduate studies in Business Administration at Vanderbilt University. Mr. Roberts is a Chartered Financial Analyst candidate.

    SMITH ASSET MANAGEMENT GROUP, L.P. ("Smith Group"), 500 Crescent Court, Suite 250, Dallas, Texas 75201 manages the portfolio of the QUADRA GROWTH FUND. Smith Group is a limited partnership organized under the laws of the State of Texas and is a registered investment adviser under the Advisers Act. It presently manages over $1 billion in assets in a disciplined equity style for company retirement plans, foundations, endowments, trust companies, and high net worth individuals. Mr. Stephen S. Smith, CFA, co-founded Smith Group in 1995 and is currently partner and chief executive officer. He has over twenty years of equity investing experience. Mr. Smith previously served as senior portfolio manger with NationsBank where he managed the institutional asset management group. Mr. Smith holds a Masters Degree in Business Administration and a Bachelors of Science Degree in Engineering from the University of Alabama. Mr. Stephen J. Summers, a co-founder of Smith Asset Management, is partner and chief operating officer. He has over twelve years of equity investing experience. Mr. Summers previously served as general partner of Discovery Management, Ltd. He also was a Vice President and Financial Analyst for Cardinal Investment Company. Mr. Summers holds a Master's Degree in Business Administration from Southern Methodist University. Ms. Sarah Castleman, CPA, is Vice President and portfolio manager at Smith Group. She has over eight years of finance and investment management industry experience. Previously, she was a Trust Officer at NationsBank in Dallas. She also served as an audit and financial consultant at Arthur Anderson's Dallas office. Ms. Castleman holds a B.B.A. from the University of Texas. Mr. John Brim is Vice President and portfolio manager at Smith Group. He has over eight years of investment management industry experience. Previously, he was an investment consultant with Deloitte & Touche LLP. He was also a senior client service manager at NationsBank in Dallas.

    Quadra performs internal due diligence on each Subadviser and monitors each Subadviser's performance. Quadra will be responsible for communicating performance targets and evaluations to the Subadvisers, supervising each Subadviser's compliance with its Fund's fundamental investment objectives and policies, authorizing Subadvisers to engage in certain investment techniques for the Funds, and recommending to the Board whether sub-advisory agreements should be renewed, modified or terminated. Quadra pays a fee to each of the Subadvisers. These fees are borne solely by Quadra and do not increase the fees paid by shareholders of the Funds. The amount of these fees may vary from time to time as a result of periodic negotiations with the Subadvisers and pursuant to certain factors described in the SAI. As of the date of this Prospectus, Quadra will pay CDA, and Smith Group fees of 0.31% and 0.37%, respectively, of the average daily net assets of the corresponding Fund for which the Subadviser provides investment advisory services.

    Quadra also may from time to time recommend that the Board replace one or more Subadvisers or appoint additional Subadvisers, depending on the Adviser's assessment of what combination of Subadvisers it believes will optimize each Fund's chances of achieving its investment objectives. In the event that a Subadviser ceased to provide investment advisory services for a Fund, Quadra would select a similarly qualified investment adviser to replace the Subadviser but would not manage the Fund's portfolio.

PERFORMANCE OF INVESTMENT SUBADVISERS

BACKGROUND OF CARL DOMINO ASSOCIATES PERFORMANCE

    The following table sets forth composite performance data relating to the historical performance of separate accounts and mutual fund portfolios managed by CDA that have investment objectives, policies, strategies and risks substantially similar to those of Quadra Value Equity Fund. The data is provided to illustrate the past performance of CDA in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Quadra Value Equity Fund. Investors should not consider this performance data as an indication of future performance of the Quadra Value Equity Fund or of CDA.

    These investment results have been calculated and presented in compliance with the AIMR Performance Presentation Standards of the Association for Investment Management and Research ("AIMR"). AIMR has not been involved with the preparation or review of this report. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the highest effective investment advisory fees, brokerage commissions and execution costs paid by the investment adviser's private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. Account fees vary depending on, among other things, the applicable fee schedule, portfolio size and nature of the account. CDA's fees are available on request.

    This composite consists of all fully discretionary tax-exempt portfolios managed by CDA that have an investment objective, and investment policies, strategies and risks substantially similar to those of the Quadra Value Equity Fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Results for the period are time-weighted in accordance with AIMR standards. The private accounts that are included in the composite are not subject to the same types of expenses to which the Quadra Value Equity Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Subchapter M of the Code. Consequently, the performance results for the composite could have been adversely affected if the private accounts included in the composite had been regulated as investment companies under the federal securities laws. The composite contains 16 portfolios, valued at $597 million, or 48% of the firm's total assets.

    The investment results of CDA's composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in Quadra Value Equity Fund. Investors should also be aware that the use of a methodology different from that used below to calculated performance could result in different performance data.

                            CDA'S COMPOSITE
                                FOR THE
                             VALUE EQUITY       S&P 500
                                 STYLE         INDEX(2)
                           -----------------  -----------
Since Inception
 (1987-1998)(1)..........         14.83%          15.97%
5 Years (1992-1998)(1)...         21.85%          22.38%
3 Years (1994-1998)(1)...         29.77%          32.78%
1 Year (1998)(1).........         38.47%          47.98%
Year to Date(1)..........         10.01%          13.96%
1992.....................          8.52%           7.69%
1993.....................         13.11%          10.01%
1994.....................          4.34%           1.32%
1995.....................         35.27%          37.47%
1996.....................         28.85%          23.07%
1997.....................         30.64%          33.23%

(1) Average annual return through March 31, 1998. Return for less than one year is not annualized.

(2) The S&P 500 Index (the "Index") is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index is subject to monthly adjustments to reflect the reinvestment of dividends and other distributions. The Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the Index do not reflect deduction of transaction costs or expenses, including management fees, brokerage commissions, or other expenses of investing.

BACKGROUND OF SMITH GROUP PERFORMANCE

    The following table sets forth composite performance data relating to the historical performance of separate accounts and mutual fund portfolios managed by Mr. Stephen Smith, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of

Quadra Growth Fund. The data is provided to illustrate the past performance of Mr. Smith in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund, the Smith Group or Mr. Smith.

    Mr. Smith's composite performance data were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gain and loss. All returns reflect the deduction of the highest effective investment advisory fees, brokerage commissions and execution costs paid by the investment adviser's private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. Account fees vary depending on, among other things, the applicable fee schedule, portfolio size and nature of the account. Mr. Smith's fees are available on request. Mr. Smith's composites include all actual, fee-paying, discretionary institutional private accounts and mutual fund portfolios managed by Mr. Smith. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of Mr. Smith's composites combine the individual accounts' returns (calculated on a time-weighted rate of return) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year.

    The institutional private accounts that are included in Mr. Smith's composites are not subject to certain investment limitations, diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolios by the 1940 Act or the Internal Revenue Code. Consequently, the performance results for Mr. Smith's composites could have been adversely affected if the institutional private accounts included in the composite had been regulated as investment companies under the federal securities laws.

    The investment results of Mr. Smith's composites presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in Quadra Growth Fund. Investors should also be aware that the use of a methodology different from that used below to calculated performance could result in different performance data.

                         MR. SMITH'S
                      COMPOSITE FOR THE        S&P 500
                       GROWTH STYLE(2)        INDEX(3)
                    ---------------------  ---------------
Since Inception
 1/1/95(1)........           37.37%              31.15%
3 Years...........           37.57%              32.78%
1 Year(1).........           52.57%              47.98%
Year to Date......           10.38%              13.96%
1995..............           38.14%              37.54%
1996..............           31.30%              22.99%
1997..............           39.46%              33.23%

(1) Average annual return through March 31, 1998. Return for less than one year is not annualized.

(2) The composite returns shown in this chart consists of total returns for the period January 1995 through March 31, 1998 of accounts for which Stephen S. Smith, now Chief Investment Officer of the Smith Group, served as the primary manager as described above, including the period January 1, 1995 - October 31, 1995, during which Mr. Smith was a senior portfolio manager for another firm. The composite does not include the performance of other accounts not managed similarly to the Portfolio. Since November 1, 1995 at Smith Group, Mr. Smith has employed the same investment style in discretionary private accounts as he employed in the accounts described above. No other person played a significant part in achieving the prior performance of these accounts during Mr. Smith's tenure. The data for January 1, 1995 - October 31, 1995 are not, and should not be, construed as the performance data of Smith Group, which began business on November 1, 1995.

(3) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any. The Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the Index do not reflect deduction of transaction costs or expenses, including management fees, brokerage commissions, or other expenses of investing.

THE ADMINISTRATOR

    On behalf of the Funds, the Trust has entered into an Administration Agreement with FAdS. Under the agreement, FAdS is responsible for the supervision of the overall management of the Trust (including any services for the Funds that the Trust has to pay fees) and providing the Trust with general office facilities, necessary personnel to help ensure the effective operation of the Trust as well as providing persons satisfactory to the Board to serve as officers of the Trust. For these services, FAdS is entitled to receive a fee from each Fund computed and paid monthly at an annual rate of 0.10% of the first $50 million of each Fund's average daily net assets and 0.05% of the average daily net assets over $50 million, subject to an annual minimum of $40,000.

    Under a Fund Accounting Agreement with the Trust, FAcS performs portfolio accounting services for the Funds, including determination of the Funds' net asset value. For its services FAcS is entitled to receive a fee with respect to each Fund at an annual rate of $36,000 subject to adjustments for the number and type of portfolio transactions.

    As of June 30, 1998, FAdS and its affiliates provided management, administration and distribution services to registered investment companies and collective investment funds with assets of approximately $38 billion.

THE DISTRIBUTOR

    Under a Distribution Agreement with the Trust, FFSI acts as distributor of the Funds' shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Fund. FFSI receives no compensation for its services under the Distribution Agreement. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Processing Organizations") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds. Investors purchasing shares of the Funds through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFSI is a registered broker-dealer and investment adviser and is a member of the National Association of Security Dealers.

SHAREHOLDER SERVICES

    Shareholder inquiries and communications concerning the Funds may be directed to FSS. Under a Transfer Agency and Services Agreement, FSS acts as the Funds' transfer agent and dividend disbursing agent. FSS maintains an account for each shareholder of record where all shares purchased are credited, together with any distributions that are reinvested in additional shares. FSS also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. For its services, FSS is entitled to receive a fee of $24,000 annually and annual shareholder fees of $25.00 for retail accounts and $125.00 for institutional accounts.

    The Trust has adopted a shareholder services plan for the Funds providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized FAdS to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services not otherwise provided by the Funds' transfer agent. For these services, the Trust pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

    Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the

Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Trust or a shareholder may request.

    As of the date of this Prospectus each of FAdS, FFSI, FSS and FAcS was controlled by John Y. Keffer, President and Chairman of the Trust and were located at Two Portland Square, Portland, Maine, 04101.

EXPENSES OF THE TRUST

    The Adviser has voluntarily undertaken to assume certain Fund expenses. This undertaking is designed to place a maximum limit on expenses (including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) of 1.00% of each Fund's average daily net assets.

    The Trust is obligation to pay for all of its expenses, subject to Adviser's agreement to reimburse the Trust for excess expenses of the Funds. The Funds' expenses comprise Trust expenses attributable to the Funds and expenses not attributable to any particular portfolio of the Trust, which are allocated among the Funds and the portfolios in proportion to their average monthly net assets. Each Fund's expenses include: interest charges; taxes; brokerage fees and commissions; certain insurance premiums; applicable fees and expenses under the Trust's contracts with the Adviser, FAdS, FSS and any subcustodian; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; auditing, legal and compliance expenses; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; compensation of certain of the Trust's trustees, officers and employees and other personnel performing services for the Trust; and registration fees and related expenses.

    The Adviser, FAdS, FSS, and FAcS in their sole discretion, may waive all or any portion of their respective fees, which are accrued daily and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

YEAR 2000

    Like other mutual funds, financial and other business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Adviser and other service providers to the Funds do not properly process and calculate date related information and data from and after January 1, 2000. The Adviser and FAdS are taking steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

6. PURCHASES AND REDEMPTIONS OF SHARES

    Investments in the Funds may be made either by an investor directly or through certain brokers and financial institutions of which the investor is a customer. All transactions in Fund shares are effected through FSS, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and charge a fee for certain shareholder services, although no such fees are currently contemplated.

PURCHASES

    Fund shares are sold at a price equal to their net asset value next-determined on all weekdays except days when the New York Stock Exchange is closed ("Business Day"). Normally, the New York Stock Exchange is closed on New Year's Day, Dr. Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Fund shares are issued immediately after an order for the shares in proper form is accepted by FSS. Each Fund's net asset value is calculated at 4:00 p.m., Eastern time on each Business Day. Fund shares become entitled to receive dividends on the next Business Day after the order is accepted.

    The Funds reserve the right to reject any subscription for the purchase of their shares. Share certificates are only issued to shareholders of record upon their written request and no certificates are issued for fractional shares.

REDEMPTIONS

    Fund shares may be redeemed without charge at their net asset value on any Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of a Fund's next-determined net asset value after FSS receives the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to receive dividends declared after the day on which the redemption becomes effective.

    Normally, redemption proceeds are paid immediately, but in no event later than seven days after a redemption order is accepted. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check and mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

    Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of a Fund. The Trust will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund's net assets, whichever is less, during any 90-day period.

    The Trust employs reasonable procedures to ensure that telephone orders are genuine, including the recording of certain transactions. If the Trust did not employ such procedures it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, the telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach FSS by telephone, requests may be mailed or hand-delivered to FSS.

    Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $1,000. The Trust will not redeem accounts that fall below that amount solely as a result of a reduction in net asset value.

    FSS maintains a shareholder account for each shareholder. The Trust does not issue share certificates.

PURCHASE AND REDEMPTION PROCEDURES

    The following purchase and redemption procedures and shareholder services apply to investors who invest in the Funds directly. These investors may open an account by completing an account application or by contacting Quadra at the address on the first page of this Prospectus. For those shareholder services not referenced on the account application or to change information on a shareholder's account (such as addresses), investors should request an Optional Services Form from Quadra.

INITIAL PURCHASE OF SHARES

    There is a $100,000 minimum for an initial investment in any of the Funds. The Trust reserves the right to waive the minimum investment requirement.

    MAIL. Investors may send a check made payable to The Trust along with a completed account application for a Fund to FSS at the address listed on the first page of this Prospectus. Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, FSS or FFSI.

    BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone Quadra at 800.595.9291 or 617.426.0900 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

    BankBoston
    Boston, Massachusetts
    ABA# 011000390
    For Credit To: Forum Shareholder Services, LLC
    Account #: 541-54171
    Re: [Name of Fund]
    (Investor's Name)
    (Investor's Account Number)

    The investor should then promptly complete and mail the account application. Investors planning to wire funds should instruct the bank early in the day so the wire transfer can be received prior to 4:00 p.m., Eastern time, on the same day. The bank may impose a charge for transmitting payment by wire, and there also may be a charge for the use of Federal funds.

SUBSEQUENT PURCHASES OF SHARES

    There is no minimum for subsequent purchases. Subsequent purchases may be made by mailing a check or by sending a wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone Quadra at
800.595.9291 or 617.426.0900 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

    AUTOMATIC INVESTMENT. Shareholders may purchase shares at regular, pre-selected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in a Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the application forms from Quadra. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to Quadra.

REDEMPTION OF SHARES

    Shareholders that wish to redeem shares by telephone or receive redemption proceeds by wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received.

    MAIL. Shareholders may make a redemption in any amount by sending a written request to Quadra accompanied by any share certificate that was issued to the shareholder. All share certificates submitted for redemption must be signed by the shareholder with a signature guarantee. All accompanying written requests for redemption must be signed by the shareholder and, in some cases, must have a signature guaranteed. See "Purchases and Redemptions of Shares - Other Redemption Matters."

    TELEPHONE. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling Quadra at 800.595.9291 or
617.426.0900 and providing the shareholder's account number, the exact name in which the shares are registered, the shareholder's social security or taxpayer identification number. The Trust or FSS may employ other procedures such as recording certain transactions to ensure telephone instructions are genuine. If such procedures are followed, neither FSS nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests. In response to the telephone redemption instruction, a Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

    BANK WIRE. For redemptions of more than $5,000, a shareholder that has elected wire redemption privileges may request a Fund to transmit the redemption proceeds by Federal funds wire to a bank account designated on the shareholder's account application. To request wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege on the account application. Redemption proceeds are transmitted by wire on the next business day after the redemption request in proper form is received by FSS.

    AUTOMATIC REDEMPTIONS. Shareholders may redeem shares at regular, pre-selected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds are sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution that is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to Quadra.

    OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; or (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

    Signature guarantees may be provided by any eligible institution acceptable to FSS, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

    FSS will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless FSS determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the appropriate Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGES

EXCHANGE PROCEDURES

    Shareholders may exchange their shares for shares of any other Quadra Fund, or the Daily Assets Government Fund, a money market fund of the Trust offered through a separate prospectus, if shares of the other Quadra Fund are eligible for sale in the shareholder's state of residence. Exchanges may only be made between accounts registered in the same name. The minimum amount to open an account in a Fund through an exchange from another fund or Daily Assets Cash Fund is $100,000. When a shareholder exchanges shares, a completed account application must be submitted to open a new account in a Fund if the shareholder requests any shareholder privilege not associated with the existing account. Exchanges are subject to the fees and the restrictions listed in the prospectus for the fund into which a shareholder is exchanging. The Funds do not charge for exchanges and there is currently no limit on the number of exchanges a shareholder may make.

    The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined after all proper instructions and all necessary supporting documents by the fund whose shares are being exchanged are received by Quadra.

    MAIL. Exchanges may be accomplished by written instruction to Quadra. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with a signature guarantee.

    TELEPHONE. Exchanges may be accomplished by telephone by any shareholder that has elected telephone exchange privileges by calling Quadra at 800.595.9291 or 617.426.0900 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

INDIVIDUAL RETIREMENT ACCOUNTS

    None of the Funds individually should be considered a complete investment vehicle for the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $100,000. The Trust reserves the right to waive this minimum. There is no minimum subsequent investment. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, this deduction will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

PURCHASES AND REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS

    Shares may be purchased and redeemed through certain broker-dealers, banks, trust companies and their affiliates, and other financial institutions, including affiliates of the Transfer Agent. Processing Organizations may receive as a dealer's reallowance a portion of the sales charge paid by their customers who purchase Fund shares. In addition, Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

    Investors who purchase shares through a Processing Organization may be charged a fee if they effect transactions in the Funds' shares through a broker or agent and will be subject to the procedures of their Processing Organization, which may include limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Funds' shares. These investors should acquaint themselves with their Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information provided by their Processing Organization. Customers who purchase the Funds' shares through a Processing Organization may or may not be the shareholder of record and, subject to their Processing Organization's and a Fund's procedures, may have a Fund's shares transferred into their name. Under their arrangements with the Trust, broker-dealer Processing Organizations are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by a Fund. Certain other Processing Organizations may also enter purchase orders with payment to follow.

    Certain shareholder services may not be available to shareholders who have purchased shares through a Processing Organization. These shareholders should contact their Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to its customer. Certain states permit shares of a Fund to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

7. DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

    Distributions representing the net investment income of the Funds are declared and paid at least annually. Any distributions of net capital gain realized by the Funds are distributed annually.

    Shareholders may choose either to have all distributions of net investment income reinvested in additional shares of the Funds or paid in cash or to have distributions of net capital gain reinvested in additional shares of the Funds or paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether paid in cash or reinvested in the Funds' shares.

    All distributions are reinvested at a Fund's net asset value as of the payment date of the distribution. All distributions are reinvested unless another option is selected. All distributions not reinvested are paid to the shareholder in cash and may be paid more than seven days following the date on which distributions would otherwise be reinvested.

TAXES

    Each Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, the Funds will not be liable for Federal income taxes on the net investment income and net capital gain distributed to its shareholders. Because the Funds intend to distribute all of their net investment income and net capital gain each year, the Funds should avoid all Federal income and excise taxes.

    Dividends paid by a Fund out of its net investment income (including any realized net short-term capital gain) are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net gain from capital assets held for not more than one year) will be treated in the hands of shareholders as long-term capital gain regardless of how long a shareholder has held shares in a Fund. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any distribution of net capital gain received on those shares.

    Any dividend or distribution received by a shareholder reduces the net asset value of the shareholder's shares by the amount of the dividend or distribution. To the extent that the income or gain comprising a dividend or distribution was accrued by a Fund before the shareholder purchased the shares, the dividend or distribution would be in effect a return of capital to the shareholder. All dividends and distributions, including those that operate as a return of capital, however, are taxable as described above to the shareholder receiving them regardless of the length of time he may have held shares prior to the dividend or distribution.

    It is expected that a portion of a Fund's dividends to shareholders will qualify for the dividends received deduction for corporations.

    The Funds may be required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

    Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by the Funds will be mailed to shareholders shortly after the close of each year.

    The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisers.

8. OTHER INFORMATION

PERFORMANCE INFORMATION

    Each Fund's performance may be quoted in advertising in terms of yield or total return. Both types are based on historical results and are not intended to indicate future performance. A Fund's yield is a way of showing the rate of income earned by the Fund as a percentage of a Fund's share price. Yield is calculated by dividing the net investment income of a Fund for the stated period by the average number of shares entitled to receive dividends and expressing the result as an annualized percentage rate based on the Fund's share price at the end of the period. Total return refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. A Fund also may advertise its total return over different periods of time or by means of aggregate, average, year by year, or other types of total return figures. Because average annual returns tend to smooth out variations in each Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

    Each Fund's advertisements may reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

    Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and in the view of FFSI would permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought. It is not expected that shareholders would suffer adverse financial consequences as a result of any changes in bank or bank affiliate service arrangements.

DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern time, on each Business Day by dividing the value of each Fund's net assets (i.e., the value of its portfolio securities and other assets less its liabilities) by the number of the Fund's shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by procedures approved by the Board. Purchases and redemptions are effected at the net asset value next-determined after any purchase or redemption order is processed.

THE TRUST AND ITS SHARES

    The Trust was originally incorporated in Maryland on March 24, 1980, and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust under the name Forum Funds.

    The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Funds) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 23 separate series.

    Each share of each fund of the Trust has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administrative expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio, except if the matter affects only one portfolio or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

    From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July 1, 1998, the Magill Family Foundation may be deemed to have controlled Quadra Growth Fund and Quadra Value Equity Fund.

APPENDIX A

INVESTMENTS, INVESTMENT
STRATEGIES AND RISK
CONSIDERATIONS

COMMON STOCK AND PREFERRED STOCK

    Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, generally, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded on national securities exchanges, in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of securities traded on a major national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over an extended period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

CONVERTIBLE SECURITIES

    Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock. A Fund may only invest in convertible securities that are investment grade.

    A Fund may invest in equity-linked securities, including Preferred Equity Redemption Cumulative Stock ("PERCS"), Equity-Linked Securities ("ELKS"), and Liquid Yield Option Notes ("LYONS"). Equity-Linked Securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of these securities is not fixed but is based on the price of the underlying common stock, which may rise or fall. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market or whether the market for them will be liquid or illiquid.

WARRANTS

    A Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund's entire investment therein).

ADRS AND EDRS

    The Quadra Growth Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Fund may also invest in European Depositary Receipts ("EDRs"), receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and in other similar instruments representing securities of foreign companies. EDRs, in bearer form, are designed for use in European securities markets.

U.S. GOVERNMENT SECURITIES

    The Funds may invest in securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government ("U.S. Government Securities"). The Funds may invest in U.S. Government Securities, that is, obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The U.S. Government Securities in which these Funds may invest include obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Funds may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

FINANCIAL INSTITUTION OBLIGATIONS

    The Funds may invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks.

    Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce a Fund's yield. Deposits subject to early withdrawal penalties or that mature in more than 7 days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investment in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

    Investments in foreign bank obligations are limited to banks and branches located in countries which the Subadvisers believe do not present undue risk.

ILLIQUID SECURITIES
RESTRICTED SECURITIES

    Each Fund may invest up to 15% of its net assets in securities that at the time of purchase are illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("Restricted Securities"), securities which are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in 7 days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might also have to register Restricted Securities in order to dispose of them, resulting in expense and delay. A Fund might not be able to dispose of Restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

    An institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or other exemptions, the Subadvisers may determine that such securities are not illiquid securities, under guidelines or other exemptions adopted by the Board. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holdings of that security may be illiquid.

BORROWING

    Each Fund may borrow money from banks or by entering into reverse repurchase agreements, but the Funds will limit borrowings to amounts not in excess of 33 1/3% of the value of a Fund's total assets (computed immediately after the borrowing). Borrowing for other than temporary or emergency purposes, including the meeting of redemption requests, may not exceed an amount equal to 5% of the value of a Fund's net assets. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Neither Fund may purchase securities for investment while any borrowing equal to 5% or more of a Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of the Fund's total assets. A Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if a Fund maintains a segregated account; the use of these techniques in connection with a segregated account may result in a Fund's assets being 100 percent leveraged. See "Appendix A:
Investments, Investment Strategies and Risk Considerations - Techniques Involving Leverage."

TECHNIQUES INVOLVING LEVERAGE

    Utilization of leveraging involves special risks and may involve speculative investment techniques. The Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. The Funds use these investment techniques only when the Subadviser to a Fund believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

    Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of a Fund.

    The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

    SEGREGATED ACCOUNT. In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash, U.S. Government Securities and other liquid, high-grade debt securities in accordance with SEC guidelines. The account value, which is marked to market daily, will be at least equal to a Fund's commitments under these transactions. A Fund's commitments may include (1) the Fund's obligations to repurchase securities under a reverse repurchase agreement, settle when-issued and forward commitment transactions and make payments under a cap or floor (see "Appendix A:
Investments, Investment Strategies and Risk Considerations - Swap Agreements") and (2) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount at least equal to the accrued excess will be maintained in the segregated account. If a Fund enters into an interest rate swap on other than a net basis, the Fund will maintain the full amount accrued on a daily basis of the Fund's obligations with respect to the swap in their segregated account. The use of a segregated account in connection with leveraged transactions may result in a Fund's portfolio being 100% leveraged.

REPURCHASE AGREEMENTS, SECURITIES LENDING, WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

    A Fund's use of repurchase agreements, securities lending, reverse repurchase agreements and forward commitments entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty while these transactions remained open or a counterparty defaulted on its obligations, a Fund might suffer a loss. Failure by the other party to deliver a security purchased by a Fund may result in a missed opportunity to make an alternative investment. The Subadvisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks. Counterparty insolvency risk with respect to repurchase agreements is reduced by favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty. Those laws do not apply to securities lending and, accordingly, securities lending involves more risk than does the use of repurchase agreements. As a result of entering forward commitments and reverse repurchase agreements, as well as lending its securities, a Fund may be exposed to greater potential fluctuations in the value of its assets and net asset value per share. See "Appendix A:
Investments, Investment Strategies and Risk Considerations - Techniques Involving Leverage."

    REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally 1 to 7 days later. The resale price of a repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Trust's custodian maintains possession of the collateral underlying a repurchase agreement, which has a market value, determined daily, at least equal to the repurchase price, and which consists of the types of securities in which the Fund may invest directly.

    SECURITIES LENDING. Each Fund may lend securities from its portfolios to brokers, dealers and other financial institutions. Securities loans must be continuously secured by cash or U.S. Government Securities with a market value, determined daily, at least equal to the value of the Fund's securities loaned, including accrued interest. A Fund receives interest in respect of securities loans from the borrower or from investing cash collateral. A Fund may pay fees to arrange the loans. No Fund will lend portfolio securities in excess of 33 1/3% of the value of the Fund's total assets.

    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase fixed income securities on a "when-issued" or "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 3 months after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver a security purchased by a Fund may result in a loss or a missed opportunity to make an alternative investment.

    The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. If a Subadviser were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete these transactions when the value of the security is lower than the price paid by the Fund. Except for dollar-roll transactions, a Fund will not purchase securities on a when-issued or forward commitment basis if, as a result, more than 15% of the value of the Fund's total assets would be committed to such transactions.

    When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds purchase securities on a when-issued and forward commitment basis only with the intention of actually receiving the securities. When-issued securities may include bonds purchased on a "when, and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Commitment of a Fund's assets to the purchase of securities on a when-issued or forward commitment basis will tend to increase the volatility of the Fund's net asset value per share.

SHORT SALES

    Each of the Funds may make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box"). In a short sale "against the box", a Fund does not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Subadviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund's long position would be reduced by an offsetting future gain in the short position. A Fund's ability to enter into short sales transactions is limited by certain tax requirements. Under recently enacted legislation, if a Fund has unrealized gain with respect to a long position and enters into a short sale against the box, the Fund generally will be deemed to have sold the long position for tax purposes and thus will recognize gain. See "Dividends, Distributions and Taxes" in the SAI.

FUTURES CONTRACTS AND OPTIONS

    Each Fund may seek to enhance its return through the writing (selling) and purchasing of exchange-traded and over-the-counter options on fixed income securities or indices. A Fund may also attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. A Fund may only write options that are covered. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains cash, U.S. Government Securities or other liquid, assets in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option. A Fund may enter into futures contracts or options on futures contracts for investment purposes only if the aggregate of initial margin deposits for and premiums associated with open positions does not exceed 5% of the Fund's total assets.

    RISK CONSIDERATIONS. A Fund's use of options and futures contracts subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the Subadviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

    Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.

    There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange traded options contracts on fixed income securities. Accordingly, hedging transactions involving these instruments may entail "cross-hedging." As an example, a Fund may wish to hedge existing holdings of mortgage-backed securities, but no listed options may exist on those securities. In that event, the Subadviser may attempt to hedge a Fund's securities by the use of options with respect to similar fixed income securities. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.

    LIMITATIONS. The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50 percent of its total assets.

OPTIONS ON SECURITIES

    A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

OPTIONS ON STOCK INDICES

    A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

INDEX FUTURES CONTRACTS

    Bond and stock index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract.

OPTIONS ON FUTURES CONTRACTS

    Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF FUND SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                                                       [GRAPHIC]




THE QUADRAFUNDS




SHAREHOLDER INFORMATION
QUADRA CAPITAL PARTNERS, L.P.
270 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210




TELEPHONE:
800.595.9291
617.426.0900

                         INVESTORS HIGH GRADE BOND FUND
                               INVESTORS BOND FUND
                               TAXSAVER BOND FUND
                            MAINE MUNICIPAL BOND FUND
                             NEW HAMPSHIRE BOND FUND

--------------------------------------------------------------------------------

Account Information and
Shareholder Servicing:                      Distributor:

         Forum Shareholder Services, LLC          Forum Financial Services, Inc.
         P.O. Box 446                             Two Portland Square
         Portland, Maine 04112                    Portland, Maine  04101
         207-879-0001                             207-879-1900
         800-94FORUM

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 1998

Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund (the "Funds" and individually each a "Fund") are series of Forum Funds (the "Trust"), a registered open-end investment company. This Statement of Additional Information supplements the Prospectuses dated August 1, 1998 offering shares of the Funds and should be read only in conjunction with the Prospectuses, copies of which may be obtained by an investor without charge by contacting the Funds' shareholder servicing agent at the address and number listed above.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.


                                TABLE OF CONTENTS
                                                                            PAGE


     1.       General......................................................
     2.       Investment Policies..........................................
     3.       Additional Investment Policies...............................
     4.       Certain Information Concerning the States of Maine
              and New Hampshire............................................
     5.       Performance Data.............................................
     6.       Management...................................................
     7.       Determination of Net Asset Value.............................
     8.       Portfolio Transactions.......................................
     9.       Additional Purchase and
              Redemption Information.......................................
     10.      Tax Matters..................................................
     11.      Other Information............................................

              Appendix A - Control Persons and Principal Holders of Securities Appendix B - Description of Securities Ratings
              Appendix C - Description of Municipal Securities
              Appendix D - Hedging Strategies
              Appendix E - Additional Advertising Materials

1.  GENERAL


THE TRUST. The Trust is registered with the Securities and Exchange Commission (the "SEC") as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Board, without shareholder approval, has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create separate classes of shares within each series (such as Investor and Institutional Shares). The Trust currently offers shares of twenty-three series. The series of the Trust are as follows:

 Daily Assets Cash Fund                         Austin Global Equity Fund
 Daily Assets Treasury Obligations Fund         Oak Hall Equity Fund
 Daily Assets Government Fund
 Daily Assets Government Obligations Fund       Quadra Growth Fund
 Daily Assets Municipal Fund                    Quadra Equity Fund

 Investors High Grade Bond Fund                 Equity Index Fund
 Investors Bond Fund                            Investors Growth Fund
 TaxSaver Bond Fund                             Investors Equity Fund
 Maine Municipal Bond Fund                      International Equity Fund
 New Hampshire Bond Fund                        Emerging Markets Fund
                                                Small Company Opportunities Fund
 Payson Value Fund                              Polaris Global Value Fund
 Payson Balanced Fund


Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

As of July 1, 1998, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, Appendix A identifies all shareholders who own of record 5% or more of the outstanding shares of any of the Registrant's series.



DEFINITIONS. As used in this Statement of Additional Information, the following terms shall have the meanings listed:

"Adviser" means Forum Investment Advisors, LLC.

"Board" means the Board of Trustees of Forum Funds.


"FAdS" means Forum Administrative Services, LLC.

"FAcS" means Forum Accounting Services, LLC.

"FFC" means Forum Financial Corp.

"FFSI" means Forum Financial Services, Inc.

"Fund" means Investors High Grade Bond Fund, Investors Bond Fund, Taxsaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund

"Fund Business Day" has the meaning ascribed thereto in the current Prospectuses of the Funds.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"Trust" means Forum Funds, a Delaware business trust.

"U.S. Government Securities" has the meaning ascribed thereto by the current Prospectuses of the Funds.

"1940 Act" means the Investment Company Act of 1940, as amended.

2. INVESTMENT POLICIES

GENERAL

RATINGS AS INVESTMENT CRITERIA


Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix B to this Statement of Additional Information. The Funds may use these ratings to determine whether to purchase, sell or hold a security. However, ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the investment adviser of a Fund will determine whether a Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

Each Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the investment adviser to be of comparable quality) if the investment adviser determines that retaining such security is in the best interests of a Fund.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS


Each Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements delayed beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

The use of when-issued transactions and forward commitments enables the Funds to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the investment adviser to a Fund were to forecast incorrectly the direction of interest rate movements, a Fund might be required to complete such when-issued or forward commitment transactions at prices inferior to the current market values.


When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds enter into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If a Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

Each Fund will establish and maintain with its custodian a separate account with cash, U.S. Government Securities (as defined in the Prospectus) and other liquid high-grade debt securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased over-the-counter (OTC) options and repurchase agreements maturing in more than seven days.

The Trust's Board of Directors ("Board") has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the investment adviser of each Fund, pursuant to guidelines approved by the Board. The investment adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The investment adviser monitors the liquidity of the securities in each Fund's portfolio and reports periodically on such decisions to the Board.

REPURCHASE AGREEMENTS

The Funds may seek additional income by entering into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Trust's custodian maintains possession of the underlying collateral, which is maintained at not less than 100% of the repurchase price, and which consists of the types of securities in which the Fund may invest directly.

LENDING OF PORTFOLIO SECURITIES

Each Fund may from time to time lend securities from its portfolio to brokers, dealers and other financial institutions. Securities loans must be continuously secured by cash or U.S. Government Securities with a market value, determined daily, at least equal to the value of the Fund's securities loaned, including accrued interest. The Fund receives interest in respect of securities loans from the borrower or from investing cash collateral. The Funds may pay fees to arrange the loans. Each Fund will, as a fundamental policy, limit securities lending to not more than 10% of the value of its total assets.

TEMPORARY DEFENSIVE POSITION

When a Fund assumes a temporary defensive position it may invest without limit in (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, (iii) commercial paper of prime quality rated
Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the adviser to be of comparable quality, (iv) repurchase agreements covering any of the securities in which the Fund may invest directly and (v) money market mutual funds.

OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies within the limits proscribed by the 1940 Act. Under normal circumstances, each Fund intends to invest less than 5% of the value of its net assets in the securities of other investment companies. In addition to the Fund's expenses (including the various fees), as a shareholder in another investment company, a Fund would bear its pro rata portion of the other investment company's expenses (including fees).

INVESTORS HIGH GRADE BOND FUND, INVESTORS BOND FUND AND TAXSAVER BOND FUND

FUTURES CONTRACTS AND OPTIONS

Currently Investors High Grade Bond Fund and TaxSaver Bond Fund do not invest in futures contracts and options. Investors Bond Fund (and, in the future, each other Fund) may in the future seek to hedge against a decline in the value of securities it owns or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options and the purchase and sale of futures contracts and options on those futures contracts. TaxSaver Bond Fund may buy or sell municipal bond index futures contracts and both Funds may buy or sell futures contracts on Treasury bills, Treasury bonds and other financial instruments. The Funds may write covered options and buy options on the futures contracts in which they may invest.

If the Adviser anticipates that interest rates will rise, a Fund may sell futures contracts as a hedge against a decrease in the value of the Fund's portfolio securities. Conversely, if the Adviser anticipates a decline in interest rates, a Fund may purchase futures contracts to protect itself against an increase in the price of the debt securities that the Fund might wish to purchase.

In addition, each Fund may write (sell) covered put and call options and may buy put and call options on debt securities and bond indices. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security, currency or futures contract or maintains cash, U.S. Government Securities or other liquid assets in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option.

The Funds' use of options and futures contracts would subject the Funds to certain investment risks and transaction costs to which they might not otherwise be subject. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options, futures contracts or related options and movements in the price of the securities hedged or used for cover; (3) the fact that skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Funds invest; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time; and (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences. Other risks include the inability of the Fund, as the writer of covered call options, to benefit from the appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund. In addition, options and futures contracts do not pay interest, but may produce taxable capital gains.

Each Fund will not hedge more than 30% of its total assets by selling futures contracts, buying put options and writing call options. In addition, each Fund will not buy futures contracts or write put options whose underlying value exceeds 5% of the Fund's total assets and will not purchase call options if the value of purchased call options would exceed 5% of the Fund's total assets. A Fund will not enter into futures contracts and options thereon if immediately thereafter more than 5% of the value of the Fund's total assets would be invested in these options or committed to margin on futures contracts.

A Fund will only invest in futures and options contracts after providing notice to its shareholders, filing a notice of eligibility (if required) and otherwise complying with the requirements of the Commodity Futures Trading Commission ("CFTC"). The CFTC's rules provide that the Funds are permitted to purchase futures or options contracts subject to CFTC jurisdiction only (1) for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however, that in the alternative with respect to each long position in a futures or options contract entered into by a Fund, the underlying commodity value of such contract at all times does not exceed the sum of cash, short-term United States debt obligations or other United States dollar denominated short-term money market instruments set aside for this purpose by the Fund, cash proceeds from existing Fund investments due in 30 days and accrued profit on the contract held with a futures commissions merchant; and (2) subject to certain limitations.

INVESTORS HIGH GRADE BOND FUND AND INVESTORS BOND FUND

MORTGAGE-RELATED SECURITIES. As described in the Prospectus, Investors High Grade Bond Fund and Investors Bond Fund and Investors High Grade Bond Fund may
invest in mortgage-related securities, including Collateralized Mortgage Obligations ("CMOs"). CMOs are typically structured with a number of classes or series (often referred to as tranches) that have different maturities and are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.

The final tranche of a CMO may be structured as an accrual bond (sometimes referred to as a Z-tranche). Holders of accrual bonds receive no cash payments for an extended period of time. During the time that earlier tranches are outstanding, accrual bonds receive accrued interest which is a credit for periodic interest payments that increases the face amount of the security at a compounded rate, but is not paid to the bond holder. After all previous tranches are retired, accrual bond holders start receiving cash payments that include both principal and continuing interest. The market value of accrual bonds can fluctuate widely and their average life depends on the other aspects of the CMO offering. Interest on accrual bonds is taxable when accrued even though the holders receive no accrual payment. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss. The Adviser's analyses of particular CMO issues and estimates of future economic indicators (such as interest rates) become more important to the performance of a Fund as the securities become more complicated.

ASSET-BACKED SECURITIES. As described in the Prospectus, Investors High Grade Bond Fund and Investors Bond Fund may invest in asset-backed securities, which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities are securities that represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution.

Asset-backed securities present certain risks that are not presented by mortgage-related debt securities or other securities in which Investors Bond Fund may invest. Primarily, these securities do not always have the benefit of a security interest in comparable collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

TAXSAVER BOND FUND, MAINE MUNICIPAL BOND FUND
AND NEW HAMPSHIRE BOND FUND

MUNICIPAL SECURITIES


The term "municipal securities," as used in the Prospectuses and this Statement of Additional Information means obligations of the type described in Appendix C issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The municipal securities in which the Funds invest are limited to those obligations which at the time of purchase: (i) in the case of TaxSaver Bond Fund, are backed by the full faith and credit of the United States; (ii) are municipal notes rated in the two highest rating categories by an NRSRO, or, if not rated, are of comparable quality as determined by the Adviser; (iii) are municipal bonds rated in the six highest rating categories by an NRSRO or, if not rated, are of comparable quality as determined by the Fund's investment adviser; or (iv) are other types of municipal securities, provided that such obligations are of comparable quality, as determined by the Adviser, to instruments in which the Fund may invest.


MUNICIPAL NOTES. Municipal notes, which may be either "general obligation" or "revenue" securities, are intended to fulfill short-term capital needs and generally have original maturities of 397 days or less. They include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper.

MUNICIPAL LEASES. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds or notes. Lease and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, TaxSaver Bond Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit or guarantee of a bank or other entity that has long term outstanding debt securities rated in one of the top two rating categories by an NRSRO.

VARIABLE AND FLOATING RATE OBLIGATIONS. The interest rates payable on certain municipal securities, including municipal leases, in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. These securities are referred to as variable rate or floating rate obligations. Other features of these obligations may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of a variable or floating rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of these municipal securities enhances the ability of each Fund to sell an obligation prior to maturity at a price approximating the full principal amount of the obligation. The payment of principal and interest by issuers of certain municipal securities purchased by a Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Fund's investment quality requirements. The investment adviser will monitor the pricing, quality and liquidity of variable rate and floating rate demand obligations held by each Fund on the basis of published financial information, rating agency reports and other research services to which a Fund or the Adviser may subscribe.

PARTICIPATION INTERESTS. Each Fund may purchase participation interests in municipal bonds, including private activity bonds and floating and variable rate securities that are owned by banks or other financial institutions. A participation interest gives a Fund an undivided interest in a municipal security owned by a bank or other financial institution. These instruments carry a demand feature permitting the holder to tender them back to the bank or other institution and are generally backed by an irrevocable letter of credit or guarantee of the bank or institution. The Fund can exercise the right, on not more than thirty days' notice, to sell such an instrument back to the bank or institution from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of the Fund's participation interest in the instrument, plus accrued interest. Generally, a Fund will do so only (i) as required to provide liquidity to the Fund, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks and other financial institutions retain portions of the interest paid on such participation interests as their fees for servicing such instruments and the issuance of related letters of credit, guarantees and repurchase commitments. Exposure to credit losses arising from the possible financial difficulties of borrowers might affect the bank's or other institution's ability to meet its obligations under its letter of credit or other guarantee.

No Fund will purchase participation interests unless it is advised by counsel or receives a ruling of the Internal Revenue Service that interest earned by the Fund from the obligations in which it holds participation interests is exempt from Federal income tax. The Internal Revenue Service has announced that it ordinarily will not issue advance rulings on certain of the Federal income tax consequences applicable to securities, or participation interests therein, subject to a put. The Adviser will monitor the pricing, quality and liquidity of participation interests held by each Fund on the basis of published financial information, rating agency reports and other research services to which the Funds or the Adviser may subscribe.

STAND-BY COMMITMENTS. Each Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Since the value of a stand-by commitment is dependent on the ability of the stand-by commitment writer to meet its obligation to repurchase, each Fund's policy is to enter into stand-by commitment transactions only with municipal securities dealers which in the opinion of the Adviser present minimal credit risks.


The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities that continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by a Fund are valued at zero in determining net asset value. When a Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of a Fund's portfolio of securities.


GENERAL. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. An increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.


There can be no assurance that a Fund's objective will be achieved. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the SEC, although there have been proposals which would require registration in the future.


The obligations of municipal securities issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

3. ADDITIONAL INVESTMENT POLICIES

The investment objective and all investment policies of the Fund that are designated as fundamental may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of outstanding voting securities means the lesser of (i) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented, or (ii) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies are not fundamental and may be changed by the Trust's Board of Trustees ("Board") without approval by shareholders of the Fund.

Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund and Maine Municipal Bond Fund have adopted the following fundamental investment policies which are in addition to those contained in the Funds' Prospectus and which may not be changed without shareholder approval. No Fund may:

         (1) Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

         (2) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

         (3) Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

         (4) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

         (5) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

         (6) Issue senior securities except pursuant to Section 18 of the Investment Company Act of 1940 ("1940 Act") and except that the Fund may borrow money subject to investment limitations specified in the Fund's Prospectus.

         (7) Invest in interests in oil or gas or interests in other mineral exploration or development programs.

In addition to the foregoing, Investors Bond Fund and TaxSaver Bond Fund have adopted the following fundamental investment policies concerning diversification and industry concentration. The Funds may not:

         (1) Purchase securities, other than U.S. Government Securities, of any one issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer, or (b) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer. Up to 50% of the Fund's total assets may be invested without regard to this limitation. These limitations do not apply to securities of an issuer payable solely from the proceeds of escrowed U.S. Government securities.

         (2) Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

Investors High Grade Bond Fund has adopted the following fundamental investment policies concerning diversification and industry concentration. The Fund may not:

         (1) With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer, or (b) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer.

         (2) Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

Maine Municipal Bond Fund has adopted the following fundamental investment policies concerning investment in securities of issuers in the same industry and investment in securities having voting rights. The Fund may not:

         (1) Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry. For this purpose, consumer finance companies, industrial finance companies, and gas, electric, water and telephone utility companies are each considered to be separate industries.

         (2) Purchase securities having voting rights except securities of other investment companies.

Investors Bond Fund, Investors High Grade Bond Fund, TaxSaver Bond Fund and Maine Municipal Bond Fund have adopted the following nonfundamental investment policies that may be changed by the Board without shareholder approval. No Fund may:

         (a) Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

         (b) Invest in securities of another registered investment company, except in connection with a merger, consolidation, acquisition or reorganization; and except that the Fund may invest in money market funds and privately-issued mortgage related securities to the extent permitted by the 1940 Act.

         (c) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, except that the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

         (d) Purchase securities for investment while any borrowing equaling 10% or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 10% of the value of the Fund's total assets.

         (e) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than (i) 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are illiquid by virtue of restrictions  on  the sale  of such  securities  to the public without registration under the Securities Act of 1933 ("Restricted Securities") or (ii) 10% of the Fund's total assets would be invested in Restricted Securities.

         (f) Purchase or sell real property leases (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies that invest in real estate.)

In addition to the foregoing, Investors Bond Fund, Investors High Grade Bond Fund and TaxSaver Bond Fund have adopted the following nonfundamental investment policy concerning investment in securities having voting rights.
The Funds may not:

         (a) Purchase securities having voting rights except securities of other investment companies.

The New Hampshire Bond Fund has adopted the following fundamental investment policies that cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities. The Fund may not:

         (1) With respect to 50% of its assets, purchase a security other than a U.S. Government Security of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.

         (2) Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided there is no limit on investments in U.S. Government Securities, municipal securities or in the securities of domestic financial institutions (not including their foreign branches). For this purpose, consumer finance companies, industrial finance companies, and gas, electric, water and telephone utility companies are each considered to be separate industries.

         (3) Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

         (4) Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

         (5) Invest in commodities or in commodity contracts, except that, to the extent the Fund is otherwise permitted, the Fund may enter into financial futures contracts and options on those futures contracts and may invest in currencies and currency-related contracts.

         (6) Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the Fund's net assets.

         (7) Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional series or classes that the Board may establish.

         (8) Make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

The New Hampshire Bond Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

         (a) Purchase securities for investment while any borrowing equaling 10% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations.

         (b) Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the Investment Company Act of 1940 (the "1940 Act").

         (c) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

         (d) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than (i) 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable or (ii) 10% of the Fund's total assets would be invested in securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the Securities Act of 1933.

         (e) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies that invest in real estate.)

For purposes of the policy set forth above with respect to TaxSaver Bond Fund, which relates to the diversification of the Fund's assets, the District of Columbia, each state, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is deemed to be a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of private activity bonds, if the bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. However, if in either case, the creating government or some other agency guarantees a security, that guarantee would be considered a separate security and would be treated as an issue of such government or other agency.

No more than 25% of a Fund's total assets may be invested in the securities of one issuer. However, this limitation does not apply to securities of an issuer payable solely from the proceeds of U.S. Government Securities.

Except as required by the 1940 Act, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

4. CERTAIN INFORMATION CONCERNING THE STATE OF MAINE AND NEW HAMPSHIRE

STATE OF MAINE

Material in this section has been compiled from numerous sources including "The Maine Economy: Year-End Review and Outlook, 1997" prepared and published by the Economics Division of the Maine State Planning Office; "State of Maine, General Fund Budget, Revenue and Economic Data, May 13, 1998;" and "State of Maine Presentation to Moody's Investors Service, Standard and Poors, and Fitch Investors Service, Inc., May 13, 1998." In addition, certain information was obtained from the Official Statement of the State of Maine published in connection with the issuance on June 25, 1998 of $85,500,000 general obligation bonds dated June 1, 1998 Other information concerning Maine budgetary matters was obtained from official legislative documents, the Office of the Commissioner of the Maine Department of Administrative and Financial Services, the Office of the Treasurer of the State of Maine, the Bureau of the Budget of the

Maine Department of Administrative and Financial Services, the Office of Fiscal and Program Review of the Maine Legislature, the Maine State Planning Office, and the Maine State Retirement System. The most recent information concerning credit ratings on debt issued by or on behalf of the State of Maine and its subordinate agencies was obtained from credit reports for the State of Maine published by S&P on June 5, 1998, by Moody's on June 5, 1998, and by Fitch IBCA, Inc. ("Fitch"), on June 8, 1998.

Although the information derived from the above sources is believed to be accurate, none of the information obtained from these sources has been verified independently. While the following summarizes the most current information available from the above sources, it does not reflect economic conditions or developments which may have occurred or trends which may have materialized since the dates indicated.

The State of Maine, which includes nearly one-half of the total land area of the six New England states, currently has a population of approximately 1,242,000. The structure of the Maine economy is similar to that of the nation as a whole, except that the Maine economy historically has had more activity in manufacturing, defense-related activities, and tourism, and less activity in finance and services. Recently, however, the manufacturing and defense-related sectors of Maine's economy have decreased significantly, and the service industry, retail, and financial services sectors of Maine's economy have increased significantly.

During the 1980's, Maine's economy surpassed national averages in virtually all significant measures of economic growth. During this ten-year period, Maine real economic growth was 40% as measured by the Maine Economic Growth Index ("EGI"), a broad-based measure of economic growth which is corrected for inflation. This economic growth compares to national real economic growth during the 1980's of 26% and 29%, measured by the United States Economic Growth Index and real Gross National Product respectively. During this time period, resident employment in Maine increased by 21%, while resident employment nationally increased by 19%. Inflation-adjusted retail sales in Maine during this period increased by 72%, as opposed to a 32% increase in such retail sales nationally. During the 1980's, per capita personal income in Maine rose from 44th in the nation in 1979, to 26th in the nation in 1989, or from 81% to 92% of the national average of per capita personal income.

Beginning in the fourth quarter of 1989, however, the Maine economy experienced a substantial temporary decline. For example, the Maine economy sustained only 0.8% real growth in 1989, and experienced real growth of -1.1% in 1990 and -2.6% in 1991. Data show that the Maine economy began a sustained decline during the fourth quarter of 1989, and the second quarter of 1991 saw the seventh consecutive quarterly decline in the Maine EGI. The third and fourth quarters of 1991 showed barely positive economic growth of 0.9% and 0.2% respectively. Economic recovery in Maine also has been hindered by significant losses in defense-related jobs, with the State losing since 1990 approximately 20% of its defense-dependent employment which peaked at 63,000 jobs in 1989. During the 1989-1991 period also, the State lost 6% of its entire job base.


Since 1991 the Maine economy has experienced a modest and sustained recovery, and this recovery has continued slowly through the end of calendar year 1997. In the words of the Economics Division of the Maine State Planning Office, "Maine economic performance in 1997 was stronger than in recent years, with nearly all major indicators describing improvement over last year. However, national economic growth was again stronger than Maine's." This conclusion is illustrated by the fact that growth of Maine total personal income in 1997, while strong, continued to lag behind that of the nation as a whole, with real growth in Maine total personal income during 1997 of approximately 5.0% compared to real growth in national total personal income during 1997 of approximately 5.7%. This means that for 1997 Maine total personal income in Maine grew at only approximately 88% of the national average. Furthermore, these data are part of a continuing trend that show the growth of the Maine economy consistently lagging behind that of the nation as a whole for the past several years.

On the positive side, in spite of the fact that the growth of the Maine economy continues to be less than the growth of the national economy, most of the major economic indicators monitored by the Economics Division of the Maine State Planning Office, show that the Maine economy in 1997 improved steadily over its performance in 1996. For example, Maine payroll employment in 1997 expanded 2.0%, or more than twice the 0.8% expansion in Maine payroll employment experienced in 1996. During 1997, the Maine economy added 11,000 new jobs - more than in any year since 1994. In addition, Maine construction contract awards increased 14.2% in 1997 as opposed to an 8.7% decrease in such awards in 1996. State government General Fund revenues grew at a rate of 7.3% in 1997 as opposed to a 6.4% growth rate in 1996. Help wanted advertising in Portland-area newspapers increased 27.4% over the amount of such advertising recorded in the same geographic area in 1996, and social assistance caseloads in Maine (Aid to Families with Dependent Children and Food Stamps) decreased 11.4% and 6.0% respectively over such caseload totals for 1996. Additional positive indicators were that, during 1997, unit sales of homes in Maine increased 5% over such sales in 1996, the average sales price of a home in Maine increased to over $114,000, and the average time on the market prior to sale for homes in Maine decreased to less than 100 days. Another indicator of the basic soundness of Maine's economy through the first nine months of fiscal year 1998 was that Maine individual income tax payments for the period were 10% above official projections.

A  further  positive  factor in the  growth of  Maine's  economy  is that  Maine
employers   recently  have  experienced  a  substantial   decrease  in  workers'
compensation costs. For many years, Maine possessed the highest workers' compensation insurance rates in the country. The issue was so decisive that it caused a shutdown of State government in 1992. Since that time, however, the Maine Legislature has created the Maine Employers' Mutual Insurance Co. and has passed numerous reforms in Maine's workers' compensation laws. As a result, workers compensation loss ratios have declined 79% since 1991, and workers' compensation insurance rates in Maine have declined 41% since 1994. Another positive step concerning workers' compensation insurance rates in Maine was taken in May of 1997 when the Maine Legislature, at the request of the Governor, refused to accede to a effort by organized labor to roll back many of the reforms in Maine's workers' compensation laws enacted since 1992.

The only major economic indicators for Maine not showing significant improvement in 1997 were taxable consumer retail sales, Maine manufacturing employment, and personal bankruptcy filings. Specifically, Maine taxable consumer retail sales in 1997 increased 3.8% over the same sales figures for 1996, but slowed from the 5.1% annual increase in such sales recorded in 1996. Also, Maine manufacturing employment decreased by 0.9% in 1997, continuing its long-term decline. Also, the number of personal bankruptcies approved in Maine over the Federal fiscal year ended September 30, 1997 increased by 44% over that of the previous Federal fiscal year ended September 30, 1996 (nationally, bankruptcies increased during the same period by only 24%). The slowing of the rate of increase in Maine taxable consumer retail sales (including, among other items, taxable retail sales related to the tourist industry) is particularly significant for State of Maine credit purposes. Since over one-third of Maine State government General Fund revenues are derived from a 6% retail sales tax, the performance of taxable retail sales in Maine is directly related to the ability of Maine State government to fund necessary governmental expenditures, and to repay its debt. In addition, at the close of fiscal year 1998, on June 30, 1998, General Fund revenues of the State of Maine exceeded those of the previous year by more than 8%, on a base-to-base comparison excluding one-time revenue gains and losses. Because of this, State law may require that the 6% State of Maine sales tax on the sale of tangible personal property and taxable services be reduced on October 1, 1998 to 5.5%. Such a reduction in the sales tax would reduce revenues to the State of Maine by approximately $60 million per year. It is the opinion of the Bureau of the Budget of the Maine Department of Administrative and Financial Services, however, that such a reduction in tax revenues would not adversely affect the fiscal status of Maine State government in fiscal year 1999.

One other negative factor in the Maine economy is that while the statewide economic statistics show, in the words of the Economics Division of the State
Planning Office, "fairly solid economic performance," the data tend to mask regional disparities in economic performance within the State of Maine. For example, by all of the usual indicators of economic performance, the southern and mid-coastal counties of Maine are experiencing rapid economic growth. Cumberland County (including the Portland metropolitan area) alone accounted for 80% of all job gains in the State from 1990 to 1996 and Cumberland County has a per capita income level that is 25% above the statewide average. The counties that lie along the I-95 corridor are also experiencing some economic prosperity. The "rim counties" of Maine, however, from Oxford County in the West, to Aroostook County in the North, to Washington County in the East are struggling economically.

On the whole, however, according to the Economics Division of the State Planning Office, "the outlook for Maine's economy is for slow but steady growth.


The fiscal policies of the State of Maine are very conservative, and the State is required by its Constitution to operate on a balanced budget. The Maine Constitution does this by prohibiting the Legislature, by itself, from issuing any debt by or on behalf of the State which exceeds $2,000,000 "except to suppress insurrection, to repel invasion, or for purposes of war, and except for temporary loans to be paid out of money raised by taxation during the fiscal year in which they are made." The Maine Constitution also provides for the prohibition of debt issued by or on behalf of the State to fund "current expenditures." The Maine Constitution allows the issuance of long-term debt when two-thirds of both houses of the Legislature pass a law authorizing the issuance of such debt, and when the voters of the State ratify and enact such a law at a general or special statewide election. Amendments to the Maine Constitution also have been adopted to permit the Legislature to authorize the issuance of bonds to insure payment of up to: (i) $6,000,000 of revenue bonds of the Maine School Building Authority; (ii) $4,000,000 of loans to Maine students attending institutions of higher education; (iii) $1,000,000 of mortgage loans for Indian housing; (iv) $4,000,000 of mortgage loans to resident Maine veterans including businesses owned by resident Maine veterans; and (v) $90,000,000 of mortgage loans for industrial, manufacturing, fishing, agricultural and recreational enterprises. The Maine Constitution provides that if the Legislature fails to appropriate sufficient funds to pay principal and interest on general obligation bonds of the State, the State Treasurer is required to set aside sufficient funds from the first General Fund revenues received thereafter by the State to make such payments.


In recent years, Maine State government has skirted the Maine constitutional balanced budget requirement by annually issuing significant amounts of tax anticipation notes ("TANs") during the first few days after the July 1 beginning of each new fiscal year and leaving such TANs outstanding until almost the beginning of the next fiscal year. For example, on June 26, 1996 the State issued $150,000,000 in TANs due June 27, 1997. Both the size of these issues and fiscal legitimacy for them, however, have recently been criticized, and the State is becoming more conservative with regard to what amounts to a former practice of maintaining almost permanent TANS of significant size. This has been made possible largely by the continued imposition of tightly conservative State fiscal policies that allowed the State to end fiscal year 1997 solidly in the black with an estimated approximate $59.7 million surplus, and to end fiscal year 1998 with an estimated approximate $125 million surplus. No TAN was issued immediately following the July 1 start of the 1998 fiscal year, and no TANs currently are planned for issuance in fiscal year 1999.

As of April 30, 1998, there were outstanding general obligation bonds of the State in the principal amount of $444,157,945. On June 25, 1998, the State issued $84,500,00 general obligation bonds dated June 1,, 1998. On June 10, 1998, there were outstanding bond anticipation notes of the State in the principal amount of $35,500,000 with a maturity of June 29,1998. As of June 10, 1998, there were outstanding bond anticipation notes of the State in the principal amount of $33,500,000 with a maturity of June 29, 1998. As of June 10, 1998, there were authorized by the voters of the State for certain purposes but unissued, general obligation bonds of the State in the aggregate principal amount of $127,305,316, including the $84,500,000 in general obligation bonds to be issued on June 25, 1998. As of June 10, 1998, there were authorized by the Constitution of the State and implementing legislation but unissued, general obligation bonds of the State in the aggregate principal amount of $99,000,000. Various other Maine governmental agencies and quasi-governmental agencies including, but not limited to, the Maine Municipal Bond Bank, the Maine Court Facilities Authority, the Maine Health and Higher Educational Facilities Authority, Maine Turnpike Authority, the Maine State Housing Authority, the Maine Public Utility Financing Bank, and the Maine Educational Loan Authority, issue debt for Maine governmental purposes, but this debt does not pledge the credit of the State.

The strength of Maine's economy during the 1980's enabled the State to accumulate relatively large unappropriated surpluses of general fund revenues. During the economic recession of 1989 through 1992, however, Maine State government repeatedly reduced its expenditures in order to comply with the requirement of the Maine Constitution that State government operate on a balanced budget. More recently, Maine State government has continued to downsize and restructure its operations as part of an overall effort to improve the management of numerous governmental programs. For example, recently the Maine Legislature created a Productivity Realization Task Force and charged it with identifying more than $45,000,000 of savings in State General Fund expenditures. The Task Force, in fact, completed the identification of $45.28 million in cuts to General Fund expenditures and passed legislation to implement those cuts during the 1996-1997 biennium. The work of the Task Force also will result in additional ongoing cuts of $60.1 million in General Fund expenditures during the 1998-1999 biennium, and the permanent elimination of approximately 1352 State jobs. Such cuts in General Fund expenditures, other fiscal cost reductions, and a continuing policy by the Governor not to allow the creation of significant new State governmental programs or the taxes to fund such programs, have allowed the Governor and Legislature to enact and amend a series of balanced budgets funding State services for fiscal years 1998 and 1999. The most recent laws authorizing expenditures for fiscal years 1998 and 1999 were enacted in the Second Regular Session and Second Special Session of the 118th Maine Legislature in 1998 and provide, for fiscal year 1998, total

General Fund expenditures of $1,888,812,553 and total Highway Fund expenditures of $215,984,090 and for fiscal year 1999, total General Fund expenditures of $2,167,432,623 and total Highway Fund expenditures of $220,267,045. During the First Regular Session of the 118th Maine Legislature, the Governor and the Legislature also took several steps to adjust the State's fiscal condition. First, the Legislature passed and the Governor signed into law a repeal of an across the board State income tax cap that was enacted in 1995 and scheduled to go into effect on July 1, 1997. If this State income tax cap had not been repealed, income tax revenues expendable by the State beginning in fiscal year 1998 would have been restricted to $676,230,000. Second, the Legislature and the Governor refused to eliminate prior to its scheduled elimination on June 30, 1998, an excise tax on the value of gross hospital patient service revenue, and increased this tax for hospital payment years that end in fiscal year 1998 from 3.56% to 5.27%. Third, the Legislature and the Governor enacted into law a "Tax Relief Fund for Maine Residents" which requires, according to a formula, that 75% of General Fund Revenues which exceed officially accepted estimates be used to increase the personal exemption amount of the Maine Individual Income Tax up to the personal exemption amount of the Federal Individual Income Tax. Also according to the formula provided by the tax-relief statute, 25% of General Fund revenues which exceed accepted estimates must be used to reduce the unfunded liability of the Maine State Retirement System. As of the close of State's fiscal year on June 30, 1997, Maine General Fund Revenues exceeded accepted estimates by approximately $59.7 million. Accordingly, 75% of such excess General Fund revenues, or an estimated $44.8 million, will be allocated to tax relief for Maine residents, and 25% of such excess General Fund revenues, or an estimated $14.9 million will be allocated to reduce the unfunded liability of the Maine State Retirement System. Similarly, as of the close of the State's fiscal year on June 30, 1998, it is expected that Maine General Fund Revenues will exceed accepted estimates by approximately $125 million. Such a surplus can be appropriated by the Legislature for any purpose, but it is expected that it will be used for purposes such as reducing the unfunded liability of the Maine State Retirement System, increasing amounts in the State's Rainy Day Fund (described below), and contributing to unappropriated revenues of the State. During the Second Regular Session of the 118th Maine Legislature, the State also enacted a Maine Resident Homestead Property Tax Exemption providing approximately $50 million in property tax relief to Maine residents. The State also maintains a "Rainy Day Fund" to be used for significant unforeseen capital and operational expenditures. As of June 30, 1998 the balance in the State's Rainy Day Fund was approximately $64.1 million, the highest amount ever.


There can be no assurance that the budget acts for fiscal years 1998 and 1999, and the various other statutes passed by the Maine Legislature which affect the State's fiscal position, will not be amended by the Legislature from time to time.


The unfunded liability of the Maine State Retirement System is a significant problem for Maine State government. This unfunded liability currently is certified by the State's independent actuaries as of June 30, 1997 to be approximately $2.6 billion. Because of this, the State has adopted a constitutional amendment (Me. Const. art. IX, ss.18-B) that requires the Maine Legislature, beginning in fiscal year 1997, annually to appropriate funds that will retire in 31 years or less the System's unfunded liability attributable to State employees and teachers. In the Second Regular Session of the 118th Maine Legislature, the State reduced by statute the amount of time to retire the unfunded liability to 25 years from June 30, 1998. The State has also adopted a separate constitutional amendment (Me. Const. art. IX, ss.18-A) that requires the Maine Legislature, beginning in fiscal year 1998, annually to appropriate monies to fund the System on an actuarially sound basis. Under Article IX, ss.18-B of the Maine Constitution, unfunded liabilities henceforth may not be created for the System except those resulting from experience losses, and such unfunded liabilities resulting from experience losses must be retired over a period not exceeding 10 years.


Because of Maine's conservative debt policies and its constitutional requirement that the State government operate under a balanced budget, Maine general obligation bonds had been rated AAA by S&P and Aa1 by Moody's for many years.


On June 6, 1991, however, S&P lowered its credit rating for Maine general obligation bonds from AAA to AA+, and at the same time lowered its credit rating on bonds issued by the Maine Municipal Bond Bank and the Maine Court Facilities Authority, and on State of Maine Certificates of Participation for highway equipment, from AA to A+. In taking this action, S&P said, "The rating action is a result of declines in key financial indicators, and continued softness in the state economy. The new rating continues to reflect the low debt burden of the state, an economic base that has gained greater income levels and diversity over the 1980's, and a legislative history of dealing effectively with financial difficulties." These ratings have remained unchanged since June 6, 1991. Because of slow but continuing improvements in the State of Maine economy, S&P currently views the State's financial outlook as "stable," stating in its most recent June 5, 1998 credit report: "The AA+ rating on Maine's bonds reflects the state's: Diversifying economy, which is growing at a slow, steady pace; Improving financial performance; and Low debt burden with a rapid amortization schedule." On August 24, 1993, citing the "effects of protracted economic slowdown and the expectation that Maine's economy will not soon return to the pattern of robust growth evident in the mid-1980's," Moody's lowered its State of Maine general obligation bond rating from Aa1 to Aa. At the same time, Moody's lowered from Aa1 to Aa the ratings assigned to state-guaranteed bonds of the Maine School Building Authority and the Finance Authority of Maine, and confirmed at A1 the ratings assigned to the bonds of the Maine Court Facilities Authority and State of Maine Certificates of Participation. These ratings remained unchanged until 1997. On May 13, 1997, Moody's "confirmed and refined from Aa to Aa3" the State's general obligation bond rating. Moody's refinement of the State's bond rating on May 13, 1997 was part of a general redefinition by Moody's of its bond rating symbols published on January 13, 1997, and was not a substantive rating change. In its most recent June 5, 1998 credit report, Moody's raised its credit rating for Maine general obligation bonds from Aa3 to Aa2, stating: "The Aa2 rating upgrade reflects steady improvement in fund balances and spending control, an increased pace of economic recovery, and moderate debt ratios. The rating also acknowledges the ongoing fixed costs associated with the state's unfunded pension liability."

For its June 25, 1998 general obligation bond issue dated June 1, 1998, Maine also received a credit report from Fitch. In this credit report dated June 8, 1998, Fitch assigned a rating of AA to Maine general obligation bonds, saying:
"The State of Maine's general obligation bonds are well secured with strength especially in the low burden that debt places on resources and in the unusually rapid rate of amortization. The economy is again growing and financial operations have been very successful in the past two years. Institutionalization of financial reforms, including accounting, the revenue estimation process and debt control are of benefit, and the reserve level continues to increase."


STATE OF NEW HAMPSHIRE


Material in this section has been abstracted from the State of New Hampshire Information Statement dated March 27, 1998 and the supplement thereto, dated June 23, 1998, compiled by the Treasurer of the State of New Hampshire and provided to prospective purchasers of debt securities offered by the State. While information in the Information Statement is believed to be accurate, none of that information has been independently verified. Also, it does not reflect economic conditions or developments that may have occurred or trends that may have materialized since the date of the Information Statement. Additionally, economic and fiscal conditions in individual municipalities within the State may vary from general economic and fiscal conditions.


New Hampshire is located in the New England Region and is bordered by the states of Maine, Massachusetts, and Vermont and the Province of Quebec, Canada. New Hampshire's geographic area is 9,304 square miles and its 1996 population was 1,163,000, representing a 1.3% increase from 1995 levels. New Hampshire's population had increased by more than 25% in the 1980-1996 period.

New Hampshire's per capita personal income increased by 106.4% between 1980 and 1990. In 1991 it continued to grow faster than the New England region as a whole and in 1992 and 1993 it grew at a slightly lower rate than the region, resuming faster growth relative to the region in 1994 and 1995. New Hampshire's per capita personal income in 1996 was 109% of the national level, ranking 8th in the United States.


In 1997, New Hampshire's largest employment sector was the service sector (29% of employment), followed by retail and wholesale trade (26% of employment). Manufacturing was the third largest sector (18.8% of employment). Non-agricultural employment levels have remained fairly stable. The unemployment rate declined to 3.1% in 1997, less than the national average of 4.9%.


After a significant growth in residential building activity in the period 1980-86 (data based on residential building permits), New Hampshire's residential building activity declined beginning in 1987, and declined below 1980 levels in 1990, 1991 and 1992. In 1993, residential building activity surpassed 1980 levels and activity in 1994, 1995 and 1996 surpassed 1993.


New Hampshire finances the operations of state government through specialized taxes, user charges and revenues received from the State liquor sales and distribution system. There is no general tax on sales or earned income. The two highest revenue-producing taxes are the Meals and Rooms Tax and the Business Profits Tax. In 1994, State and local taxes amounted to $97 per $1,000 of personal income, which was the third lowest in the United States. However, because local property taxes are the principal source of funding for municipal operations and primary and secondary education, New Hampshire was highest among all states in local property tax collections per $1,000 of personal income. See the concluding paragraph of this section for a description of litigation challenging the constitutionality of the State's statutory system of financing operation of elementary and secondary public schools primarily through local taxes.


New Hampshire State government's budget is enacted to cover a biennial period through a series of legislative bills that establish appropriations and estimated revenues for each sub-unit of State government, along with supplemental and special legislation. By statute, the budget process is initiated by the Governor, who is required to submit operating and capital budget proposals to the Legislature by February 15 in each odd-numbered year. While the Governor is required to state the means through which all expenditures will be financed, there is no constitutional or statutory requirement that the Governor propose or the Legislature adopt a budget without resorting to borrowing. There is no line item veto.

State government funds include the General Fund, four special purpose funds and three enterprise funds, as well as certain "fiduciary" funds. All obligations of the State are paid from the State Treasury, and must be authorized by a warrant signed by the Governor and approved by the Executive Council, except for payments of debt obligations, which are paid by the State Treasurer under statutory authority.


By statute, at the close of each fiscal year, 50% of any General Fund operating surplus must be deposited in a Revenue Stabilization Reserve Account ("Rainy Day Fund") which may contain up to 10% of General Fund unrestricted revenue. With approval of the Legislative Fiscal Committee, the Governor and the Executive Council, the Rainy Day Fund is available to defray operating deficits in ensuing years if there is a shortfall in forecast revenue. By statute, the Rainy Day
Fund may not be used for any other purpose except by special appropriation approved by two-thirds of each Legislative chamber and the Governor. As of June 30, 1997 there was a designated balance of $20 million in the Rainy Day Fund.


The Department of Administrative Services is responsible for maintenance of State government's accounting system, annual reports and general budget oversight. Expenditures are controlled against appropriations through an integrated accounting system which compares the amount of an appropriation to expenditures and encumbrances previously charged against that appropriation before creating an expenditure. By law, with certain exceptions unexpended and unencumbered balances of appropriations lapse to surplus in the applicable fund at the end of each fiscal year, along with unappropriated revenues in excess of legislative estimates. Legislative financial controls involve the Office of Legislative Budget Assistant ("LBA") which acts under supervision of the Legislative Fiscal Committee and Joint Legislative Capital Budget Overview Committee. LBA conducts overall post-audit and review of the budgetary process. State government financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") and are independently audited annually.


During the 1992-1993 biennium, State revenues began recovering from the decline that had characterized the recession years of 1989, 1990 and 1991. The General Fund undesignated fund balance at June 30, 1994, was $12.0 Million. For the fiscal year ended June 30, 1995, the General Fund undesignated fund balance was zero, after transferring $35.1 Million from the Healthcare Transition Fund to offset a delay in receipt of federal funds from disproportionate share expenditures under the Medicaid program. At June 30, 1996, the General Fund undesignated fund balance was ($44.2 Million) after a net transfer to the Healthcare Transition Fund of $21.9 Million, and was ($1.2 million) at June 30, 1997.


There is no constitutional limit on the State's power to issue obligations or incur indebtedness, and no constitutional requirement for referendum to authorize incurrence of indebtedness by the State. Authorization and issuance of debt is governed entirely by statute. New Hampshire pursues a debt management program designed to minimize use of short-term debt for operating purposes and to coordinate issuance of tax-exempt securities by the State and its agencies.

State-guaranteed bonded indebtedness is authorized not only for general purposes of State government, but also for the New Hampshire Turnpike System, University System of New Hampshire, water supply and pollution control, water resources acquisition and construction, School Building Authority, Pease Development Authority, Business Finance Authority, Municipal Bond Bank and cleanup of municipal Super Fund sites and landfills. In addition, the Housing Finance Authority and Higher Education and Health Facilities Authority are authorized to issue bonds that do not constitute debts or obligations of the State.

Procedure for incurrence of bonded indebtedness by individual municipalities is governed by State statutes, which prescribe actions that must be pursued by municipalities in incurring bonded indebtedness and limitations on the amount of such indebtedness. In general, incurrence of bonded indebtedness by a municipality must be for a statutorily authorized purpose and requires a two-thirds majority vote of the municipality's legislative body.


On December 17, 1997, the New Hampshire Supreme Court ruled that the State's present system of financing public elementary and secondary schools primarily through local property taxes violates the New Hampshire Constitution, because
(1) providing an adequate public education is a duty of State government; (2) local school property taxes are levied to fulfill a State purpose; and (3) local school property taxes, levied at different rates in different localities, are not proportional and reasonable throughout the State. The court also indicated that a State-funded, constitutionally adequate elementary and secondary education is a fundamental constitutional right. However, the court stayed all further proceedings in the case "until the end of the [1998] legislative session and further order of this court to permit the legislature to address the issues involved in this case." The court allowed the present funding mechanism to remain in effect "during the 1998 tax year" i.e. through March 31, 1999. On June 23, 1998, responding to a request for an advisory opinion from the New Hampshire Senate, the court advised that certain legislation passed by the New Hampshire House of Representatives to address the court's December 1997 decision would violate State constitutional requirements by failing to provide funding of adequate public elementary and secondary education at a uniform tax rate throughout the State. On June 30, 1998, the legislature recessed without enacting legislation addressing the court's December 1997 decision. The 1998 legislative session may be reconvened at the call of the presiding officer of each legislative chamber, until 12:01 a.m., December 1, 1998, when the current legislature will be dissolved. The potential impact of the court's decisions on the State's finances cannot presently be determined. However, in absence of further order of the court, it appears that the present system of locally-assessed school property taxes may become legally unenforceable as of April 1, 1999.

5. PERFORMANCE DATA


The Funds may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. The Funds' net asset value, yield and total return fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.


Standardized SEC yield and total return information as of March 31, 1998 is set forth in the following tables:

                                       30 Day
                      30 Day           Annualized                                            Total Return
                      Annualized       Tax Equivalent     Total Return      Total Return     Since

Fund(a)               Yield            Yield              1 Year            5 Year           Inception
                      -----            -----              ------            ------           ---------


INVESTORS BOND FUND   5.88%            N/A                6.79%             6.59%            8.67%


INVESTORS HIGH
GRADE BOND FUND        N/A             N/A                N/A               N/A             (3.90)


                                       20

TAXSAVER BOND FUND

                      3.64 %           6.03%              3.70%             5.53%            6.94%


MAINE MUNICIPAL
BOND FUND

                      3.85%            6.97%              5.19%             5.45%            6.41%


NEW HAMPSHIRE BOND

FUND                  3.90%            6.80%              6.16%             5.81             5.80%

(a) Investors High Grade Bond Fund commenced operations on March 16, 1998, Investors Bond Fund and TaxSaver Bond commenced operations on October 2, 1989, Maine Municipal Bond Fund commenced operations on December 5, 1991, and New Hampshire Bond Fund commenced operations on December 31, 1992.


Tax-equivalent yield for TaxSaver Bond Fund is based on a Federal income tax rate of 39.6%. The tax equivalent yield for Maine Municipal Bond Fund is based on a combined Federal and Maine state income tax rate of 48.1% (Federal 39.6% and State of Maine 8.5%). The tax equivalent yield for New Hampshire Bond Fund is based on a combined Federal and New Hampshire state income tax rate of 44.6% (Federal 39.6% and State of New Hampshire 5.0%).


In performance advertising each Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). Each Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). In addition, the Funds may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


For example, the Funds may advertise the historical advantages, based on assumed investments made on particular dates, in long term corporate bonds or in the S&P 500 Composite Stock Index against U.S. Treasury bills, as published by the companies listed above.

YIELD CALCULATIONS

Yields for a Fund used in advertising are computed by dividing the Fund's interest income for a given 30 days or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to bonds purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds purchased at a discount by adding a portion of the discount to daily income. Capital gain and loss generally are excluded from these calculations.

Income calculated for the purpose of determining the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

The tax equivalent yield for TaxSaver Bond Fund is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If only a portion of the Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Also, Processing Organizations (as defined in the Prospectuses) may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yields of each Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

TOTAL RETURN CALCULATIONS

Each of the Funds may advertise total return. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over a given period according to the following formula:

                  P(1+T)n = ERV

         Where:

                  P = a hypothetical initial payment of $1,000; T = average annual total return;
                  n = number of years;  and
                  ERV = ending redeemable value.

ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.


In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gain and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge; excluding sales charges from total return calculations produces a higher return figure. Total returns, yields and other performance information may be quoted numerically or in a table, graph or similar illustration.

         Period total return is calculated according to the following formula:

                  PT = (ERV/P-1)

         Where:

                  PT = period total return.
                           The other definitions are the same as in average annual total return above.


Investors who purchase and redeem shares of the Fund through a customer account maintained at a Processing Organization may be charged one or more of the following types of fees as agreed upon by the Processing Organization and the investor, with respect to the customer services provided by the Processing
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of the Fund for those investors.

OTHER ADVERTISING MATTERS

The Funds may also include various information in their advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) background information regarding the Funds' Adviser and biographical descriptions of the management staff of the Adviser; (7) summaries of the views of the Adviser with respect to the financial markets; (8) background information regarding the Trust; (9) the results of a hypothetical investment in a fund over a given number of years, including the amount that the investment would be at the end of the period; (10) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (11) the net asset value, net assets or number of shareholders of the Funds as of one or more dates.

6. MANAGEMENT

TRUSTEES AND OFFICERS

THE TRUST


The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.


John Y. Keffer,* Trustee, Chairman and President (age 56)

          President, Forum Financial Group, LLC (mutual fund services company holding company)). Mr. Keffer is a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 55)


          Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.


James C. Cheng, Trustee (age 56)


          President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.


J. Michael Parish, Trustee (age 54)

          Partner at the law firm of Reid and Priest, LLP, since 1995. From 1989 to 1995. he was a partner at the law firm of Winthrop, Stimson, Putnam & Roberts. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 West 57th Street, New York, New York 10019.


Mark D. Kaplan, Vice President (age 42)


          Director, Investments, Forum Financial Group, LLC (mutual fund services company holding company), with which he has been associated since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Stacey Hong, Treasurer

          Director, Fund Accounting, Forum Financial Group, LLC, with which he has been associated since April 1992. Prior thereto, Mr. Hong was a Senior Accountant with Ernst & Young, LLP. His address is Two Portland Square, Portland, Maine 04101.


Max Berueffy,  Secretary (age 46)


          Senior Counsel, Forum Financial Group, LLC (mutual fund services company holding company), ., with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S.
          Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Leslie K. Klenk, Assistant Secretary (age 33)

          Assistant Counsel, Forum Financial Group, LLC (mutual fund services company holding company), with which she has been associated since April 1998. Prior thereto, Ms. Klenk was Vice President and Associate General Counsel of Smith Barney Inc. Ms. Klenk also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

Pamela Stutch, Assistant Secretary (age 31)

          Fund Administrator, Forum Financial Group, LLC (mutual fund services company holding company), with which she has been associated since May 1998. Prior thereto, Ms. Stutch attended Temple University

          School and graduated in 1997. Ms. Stutch was also a legal intern for the Maine Department of the Attorney General, Ms. Stutch also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.


TRUSTEE COMPENSATION

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each committee meeting attended on a date when a Board meeting is not held. As of March 31, 1997, in addition to $1,000 for each Board meeting attended, each Trustee receives $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.

The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended March 31, 1997.

                                                           ACCRUED           ANNUAL
                                        AGGREGATE          PENSION        BENEFITS UPON       TOTAL

         TRUSTEE                      COMPENSATION        BENEFITS         RETIREMENT      COMPENSATION
         -------                      ------------        --------         ----------      ------------
         Mr. Keffer                       None              None              None             None
         Mr. Azariadis                  $9,718.64           None              None           $9,718.64
         Mr. Cheng                      $9,718.64           None              None           $9,718.64
         Mr. Parish                     $9,718.64           None              None           $9,718.64

TRUSTEE COMPENSATION FOR CORE TRUST (DELAWARE)

Each of the Trustees of the Trust is also a Trustee of Core Trust (Delaware), a registered, open-end management investment company ("Core Trust"). Each Trustee of Core Trust (other than John Y. Keffer, who is an interested person of Core Trust) is paid $1,000 for each Core Trust Board meeting attended (whether in person or by electronic communication) plus $100 per active portfolio of Core Trust and is paid $1,000 for each committee meeting attended on a date when a Core Trust Board meeting is not held. To the extent a meeting relates to only certain portfolios of Core Trust, trustees are paid the $100 fee only with respect to those portfolios. Core Trust trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Core Trust Board.

THE INVESTMENT ADVISER

Pursuant to an Investment Advisory Agreement with the Trust , Forum Investment Advisors, Inc. (the "Adviser") furnishes, at its own expense all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for the respective Fund. Subject to the general supervision of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Funds in accordance with their investment objectives and reviewing the investments, investment strategies and policies of the Funds. In this regard, it is the responsibility of the Adviser to make decisions relating to the Funds' investments and to place purchase and sale orders regarding such investments with brokers and dealers selected by it in its discretion. The Adviser also furnishes to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Fund.

The Investment Advisory Agreement provides, with respect to each Fund, for an initial term of two years from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the agreement is specifically approved at least annually by the Board or by majority vote of the shareholders of a Fund, and in either case by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party.

The Investment Advisory Agreement may be terminated, with respect to a Fund, without penalty by vote of the Board or by majority vote of the shareholders of a Fund on 30 days' written notice to the Adviser or by the Adviser on not more than 90 days' written notice to the Trust, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Fund(s), the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of its obligations and duties under the Investment Advisory Agreement. The Investment Advisory Agreement provides that the Adviser may render services to others.

For services under the Investment Advisory Agreement, the Adviser received with respect to each Fund a fee at an annual rate of 0.40% of the Fund's average daily net assets. The following table shows the dollar amount of fees payable to the Adviser for services rendered to the Funds under the Investment Advisory Agreement, the amount of fees that was waived by the Adviser, if any, and the actual fees received by the Adviser. The data is for the past three fiscal years.

                         INVESTORS HIGH GRADE BOND FUND
FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------

1998                         $5,970                      $0                          $5,970


                               INVESTORS BOND FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------

1998                         $171,777                    $0                          $171,777
1997                         $100,163                    $0                          $100,163
1996                         $107,061                    $48,250                     $58,811


                               TAXSAVER BOND FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------

1998                         $102,003                    $0                          $102,003
1997                         $70,634                     $0                          $70,634
1996                         $69,544                     $0                          $69,544



                            MAINE MUNICIPAL BOND FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------

1998                         $107,471                    $0                          $107,471
1997                         $101,549                    $0                          $101,549
1996                         $105,104                    $0                          105,104



                             NEW HAMPSHIRE BOND FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------

1998                         $43,782                     $0                          $43,782
1997                         $31,774                     $0                          $31,774
1996                         $23,870                     $0                          $23,870


In addition to receiving its advisory fee from the Funds, the Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in the Funds. In some instances the Adviser may elect to credit against any investment management fee received from a client who is also a shareholder in the Fund an amount equal to all or a portion of the fees received by the Adviser or any affiliate of the Adviser from the Fund with respect to the client's assets invested in the Fund.

The Adviser has agreed to reimburse the Trust for certain of each Fund's operating expenses (exclusive of interest, taxes, brokerage, fees and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which a Fund's shares are qualified for sale. The Trust may elect not to qualify its shares for sale in every state. The manager and distributor believe that currently the most restrictive expense ratio limitation imposed by any state is 2-1/2% of the first $30 million of each Fund's average net assets, 2% of the next $70 million of its average net assets and 1-1/2% of its average net assets in excess of $100 million. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by the Adviser or the manager and distributor monthly.


THE ADMINISTRATOR

Pursuant to an Administration Agreement approved by the Board of Trustees on June 19, 1997 , FAdS acts as administrator to the Trust on behalf of the Funds. As Administrator, FAdS provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust) and provides the Trust with general office facilities. At the request of the Board, FAdS provides persons satisfactory to the Board to serve as officers of the Trust, Those officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of FAdS, the Adviser or their affiliates. Prior to June 19, 1997, Forum Financial Services, LLC, an affiliate of FAdS provided administration services to the Trust pursuant to a Management Agreement.

The Administration Agreement will remain in effect, with respect to a Fund, for a period of twelve months and will continue in effect thereafter only if it is specifically approved at least annually (1) by the Board or by majority vote of the shareholders of a Fund and (2) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement may be terminated without penalty by the Board or FAdS upon 60 days' written notice. The Administration Agreement also provides that FAdS shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAdS's duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement

For their services under the Administration Agreement, FAdS receives 0.20% of the average daily net assets of each Fund. Under the Management Agreement, FFSI received an annual rate of 0.30% of the average daily net assets of each Fund. The following table shows the dollar amount of fees payable, the amount of the fee that was waived, and the net fee received under the Administration and Management Agreements. The data is for the Funds' prior three fiscal years,

                                          INVESTORS HIGH GRADE BOND FUND
FISCAL YEAR ENDED
    MARCH 31                           GROSS FEE                   WAIVED FEE                    NET FEE
    --------                           ---------                   ----------                    -------

      1998                              $2,985                      $2,985                        $0

                                               INVESTORS BOND FUND

FISCAL YEAR ENDED
    MARCH 31                         GROSS FEE                   WAIVED FEE                    NET FEE
    --------                         ---------                   ----------                    -------

     1998                             $108,198                    $108,198                       $0
     1997                             $75,122                     $75,122                        $0
     1996                             $80,296                     $80,296                        $0

                                               TAXSAVER BOND FUND

FISCAL YEAR ENDED
    MARCH 31                          GROSS FEE                   WAIVED FEE                    NET FEE
    --------                          ---------                   ----------                    -------

      1998                            $66,898                     $66,898                        $0
      1997                            $52,975                     $52,975                        $0
      1996                            $52,158                     $52,158                        $0

                                            MAINE MUNICIPAL BOND FUND

FISCAL YEAR ENDED
    MARCH 31                          GROSS FEE                   WAIVED FEE                    NET FEE
    --------                          ---------                   ----------                    -------

     1998                             $73,724                     $73,724                        $0
     1997                             $76,162                     $76,162                        $0
     1996                             $78,828                     $78,828                        $0

                                              NEW HAMPSHIRE BOND FUND

FISCAL YEAR ENDED
    MARCH 31                          GROSS FEE                   WAIVED FEE                    NET FEE
    --------                          ---------                   ----------                    -------

     1998                             $29.727                     $29,727                        $0
     1997                             $23,831                     $23,831                        $0
     1996                             $17,902                     $17,902                        $0

THE DISTRIBUTOR

Pursuant to a Distribution Agreement, FFSI is the distributor and acts as the agent of the Trust in connection with the offering of shares of the Funds pursuant to a Distribution Agreement with the Trust (the "Distribution Agreement"). The Distributor is under no obligation to sell any specific amount of each Fund's shares. All subscription of shares obtained by FFSI are directed to the Trust for acceptance and are not binding on the Trust until accepted.

The Distribution Agreement provides, with respect to a Fund, for an initial term of twelve months from the date of its effectiveness and will continue thereafter only if its continuance is specifically approved at least annually (1) by the Board or by a majority vote of the shareholders of a Fund and (2) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party and do not have any direct or indirect financial interest in the Distribution Agreement

The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to each Fund by the Board or by a vote of the majority of a Fund's shareholders on 60 days' written notice to the Adviser or by the Adviser on 90 days written notice to the Trust. The Distribution Agreement also provides that FFSI shall not be liable for any error of judgment or mistake of law or for any act or omission in the performances of its services to the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FFSI's duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.
Pursuant to the Distribution Agreement, FFSI receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of each Fund's shares. The aggregate sales charges payable to FFSI with respect to each Fund are outlined in the following tables:

                                          INVESTORS HIGH GRADE BOND FUND
FISCAL YEAR ENDED                   AGGREGATE
MARCH 31                           SALES CHARGE                AMOUNT RETAINED             AMOUNT REALLOWED
--------                           ------------                ---------------             ----------------

           1998                          $0                          $0                          $0


                               INVESTORS BOND FUND

FISCAL YEAR ENDED                     AGGREGATE
MARCH 31                             SALES CHARGE                AMOUNT RETAINED             AMOUNT REALLOWED
--------                             ------------                ---------------             ----------------

           1998                          $0                          $0                          $0
           1997                        $1,951                       $274                       $1,677
           1996                        $6,252                       $829                       $5,423


                                                TAXSAVER BOND FUND

FISCAL YEAR ENDED                     AGGREGATE
MARCH 31                             SALES CHARGE                AMOUNT RETAINED             AMOUNT REALLOWED
--------                             ------------                ---------------             ----------------

           1998                         $162                        $162                         $0
           1997                         $16                          $2                          $14
           1996                       $13,336                      $1,317                      $12,019


                            MAINE MUNICIPAL BOND FUND

FISCAL YEAR ENDED                     AGGREGATE
MARCH 31                             SALES CHARGE                AMOUNT RETAINED             AMOUNT REALLOWED
--------                             ------------                ---------------             ----------------

           1998                       $16,890                       $376                       $16,514
           1997                       $117,032                    $10,264                     $106,768
           1996                       $106,683                    $13,941                      $92,742


                             NEW HAMPSHIRE BOND FUND

FISCAL YEAR ENDED                     AGGREGATE
MARCH 31                             SALES CHARGE              AMOUNT RETAINED             AMOUNT REALLOWED
--------                             ------------              ---------------             ----------------

           1998                        $4,041                        $0                        $4,041
           1997                       $54,094                      $4,557                      $49,537
           1996                       $24,865                      $3,309                      $21,556

THE TRANSFER AGENT

Pursuant to a Transfer Agency and Services Agreement dated May 19, 1998, Forum Shareholder Services, LLC (the "FSS"") acts as transfer agent of the Trust., FSS became the Trust's transfer agent effective January 1, 1998 when it succeeded to the transfer agency business of Forum Financial Corp. (FSS and Forum Financial Corp. ("FFC") are commonly controlled entities.)

The Transfer Agency and Services Agreement provides, with respect to a Fund, for an initial term of two years from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the agreement is specifically approved at least annually (1) by the Board or by a majority vote of the shareholders of a Fund and (2)by a majority of the directors of a Fund who are not parties to the Transfer Agency and Services
Agreement or interested persons of any such party. The Transfer Agency and Services Agreement may also be terminated, without penalty, by the Board and/or FSS on 60 days written notice.

Among the responsibilities of FSS as agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FSS or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. FSS or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FSS with respect to assets of those customers or clients invested in the Fund. FSS, FAdS or sub-transfer agents or processing agents retained by the FSS may be Processing Organizations (as defined in the Prospectus) and, in the case of sub-transfer agents or processing agents, may also be affiliated persons of the FSS. or For its services, FSS receives, with respect to each Fund, 0.25% per year of the average daily net assets, $12,000, and shareholder account fees of $18.00 per shareholder account. FFC served as the transfer agent for the Trust pursuant to similar terms and compensation as FSS. The following table shows the dollar amount of fees payable under the Transfer Agency Agreement, the amount of the fee that was waived, and the actual fee received under the Transfer Agency Agreement. The data is for the Funds' prior three fiscal years.

                                          INVESTORS HIGH GRADE BOND FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------

1998                         $4,248                      $3,731                      $517


                                       30


                                              INVESTORS BOND FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------

1998                         $120,533                    $102,298                    $18,235
1997                         $76,562                     $58,271                     $18,291
1996                         $80,320                     $60,882                     $19,438


                                                TAXSAVER BOND FUND

FISCAL YEAR ENDED
MARCH 31                    GROSS FEE                   WAIVED FEE                  NET FEE
--------                    ---------                   ----------                  -------

1998                         $76,553                     $59,098                     $17,455
1997                         $57,010                     $40,248                     $16,762
1996                         $56,344                     $38,888                     $17,456




                                       31


                                      MAINE MUNICIPAL BOND FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------

1998                         $86,179                     $43,753                     $42,426
1997                         $82,456                     $39,581                     $42,875
1996                         $84,962                     $41,754                     $43,208


                                    NEW HAMPSHIRE BOND FUND

FISCAL YEAR ENDED
MARCH 31                             GROSS FEE                   WAIVED FEE                    NET FEE
--------                             ---------                   ----------                    -------

1998                                 $40,793                     $11,618                      $29,175
1997                                 $33,317                      $6,539                      $26,778
1996                                 $28,488                       $645                       $27,843


THE FUND ACCOUNTANT

Pursuant to a Fund Accounting Agreement with the Trust dated June 19, 1997, Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Funds. Under the Fund Accounting Agreement, FAcS prepares and maintains books and records of the Funds on behalf of the Trust as required under the 1940 Act, calculates the net asset value per share of the Funds, dividends, and capital gains distributions and prepares periodic reports to shareholders and the Securities and Exchange Commission. Prior to June 19, 1997, accounting services were provided to the Trust by FFC.

The Fund Accounting Agreement provides, with respect to a Fund, for an initial period of twelve months from the date of its effectiveness and will continue in effect if such continuance is specifically approved at least annually (1) by the Board or by majority vote of the shareholders of a Fund and (2) by vote of a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party. The Fund Accounting Agreement may also be terminated on 60 days written notice by either the Board or FAcS. The Fund Accounting Agreement also provides that FAcS shall not be liable for any action or inaction taken expect for willful misfeasance, bad faith or gross negligence in the performance of its duties under the Fund Accounting Agreement.

For their services, FFC received and FAcS receives from the Trust with respect to each Fund a fee of $36,000 plus additional surcharges dependent upon the number and type of portfolio transactions and positions. The following table shows the dollar amount of accounting fees payable to FAcS and/or FFC for services rendered under the Fund Accounting Agreement. The data is for the Funds' past three fiscal years.

                         INVESTORS HIGH GRADE BOND FUND

FISCAL YEAR ENDED
MARCH 31                    GROSS FEE                   WAIVED FEE                  NET FEE
--------                    ---------                   ----------                  -------

1998                         $3,548                      $3,548                      $0


                                       32


                               INVESTORS BOND FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------

1998                         $41,000                     $0                          $41,000
1997                         $41,000                     $0                          $41,000
1996                         $38,000                     $0                          $38,000


                               TAXSAVER BOND FUND

FISCAL YEAR ENDED
MARCH 31                    GROSS FEE                   WAIVED FEE                  NET FEE
--------                    ---------                   ----------                  -------

1998                         $41,000                     $0                          $41,000
1997                         $36,000                     $0                          $36,000
1996                         $39,000                     $0                          $39,000


                            MAINE MUNICIPAL BOND FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------

1998                         $48,000                     $0                          $48,000
1997                         $48,000                     $0                          $48,000
1996                         $48,000                     $0                          $48,000


                             NEW HAMPSHIRE BOND FUND

FISCAL YEAR ENDED
MARCH 31                    GROSS FEE                   WAIVED FEE                  NET FEE
--------                    ---------                   ----------                  -------

1998                         $36,000                     $0                          $36,000
1997                         $37,000                     $0                          $37,000
1996                         $37,000                     $0                          $37,000

7. DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of the Funds as of 4:00 p.m., Eastern Time, on each Fund Business Day as defined in the Prospectuses by dividing the value of each Fund's net asset (i.e. the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Purchases and sales are effected at the time of the next determination of net asset value following the receipt of any purchase or redemption order.

Securities owned by the Fund listed on the recognized stock exchanges are valued at the last reported trade price, prior to the time when the assets are valued, on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last trade prices are not available are valued at mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board.

8. PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Funds usually are principal transactions. Portfolio securities for these Funds are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.


The Funds may effect purchases and sales through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Funds rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Funds. For the fiscal years ended March 31, 1998, 1997, 1996, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, and New Hampshire Bond Fund did not pay any brokerage commissions. Similarly, for the fiscal year ended March 31, 1998, the Investors High Grade Bond Fund did not pay any brokerage commissions.


A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with Fund transactions, the Adviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Adviser may also take into account payments made by brokers effecting transactions for a Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay.

In addition, the Adviser may give consideration to research and investment analysis services furnished by brokers or dealers to the Adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. The Adviser may use the research and analysis in connection with services to clients other than a Fund, and the Adviser's fee is not reduced by reason of the Adviser's receipt of the research services.

Investment decisions for each Fund will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, a Fund and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for a Fund and for other investment companies and accounts managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

No portfolio transactions are executed with the Adviser, the Manager or any of their affiliates.


9. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


Shares of each Fund are sold on a continuous basis by the distributor.


Set forth below is an example of the method of computing the offering price of each Fund's shares. The example assumes a purchase of shares of beneficial interest aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectuses at a price based on the net asset value per share of each Fund on March 31, 1998.

                                                                              Maine
                                 Investors                                  Municipal       New
                                 High Grade     Investors      TaxSaver     Bond Fund    Hampshire
                                 Bond Fund      Bond Fund     Bond Fund                  Bond Fund

Net Asset Value Per Share          $9.96         $10.57         $10.75       $11.05        $10.73
Shares Charge, 3.75% of
offering price (3.90% of  net
asset value per share)             $0.39          $0.41         $0.42          N/A          N/A
Sales Charge, 2.50% of
offering price (2.56% of
net asset value per share)          N/A            N/A           N/A          $0.28        $0.27
Offering to Public                 $10.35        $10.48         $11.17       $11.33        $11.00


In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily, from time to time, to reimburse a portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

The Trust has filed an election with the Securities and Exchange Commission pursuant to which a Fund will only effect a redemption in portfolio securities if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

The Funds may wire proceeds of redemptions to shareholders that have elected wire redemption privileges only if the wired amount is greater than $5,000. In addition, the Funds will only wire redemption proceeds to financial institutions located in the United States.

By use of telephone redemption and exchange privileges, the shareholder authorizes the Transfer Agent to act upon the instruction of any person representing himself either to be, or to have the authority to act on behalf of, the investor and believed by the Transfer Agent to be genuine. The records of the Transfer Agent of such instructions are binding. Proceeds of an exchange transaction may be invested in another Participating Fund (as defined below) in the name of the shareholder.

EXCHANGE PRIVILEGE


The exchange privilege permits shareholders of the Funds to exchange their shares for shares of any other fund of the Trust or shares of certain other portfolios of investment companies which retain FAdS or its affiliates as investment adviser or distributor and which participate in the Trust's exchange privilege program ("Participating Fund"). For Federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.


Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction plus any sales charge applicable to the Participating Fund whose shares are being acquired. Shares of any Participating Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund that are offered without a sales charge. Shares of any Participating Fund purchased with a sales charge may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund otherwise sold with a lesser or the same sales charge. If the Participating Fund purchased in the exchange transaction imposes a higher sales charge than was paid originally on the exchanged shares, the shareholder will be responsible for the difference between the two sales charges. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

The terms of the exchange privilege are subject to change, and the privilege may be terminated by any of the Participating Funds or the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.

INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT

Investors Bond Fund and Investors High Grade Bond Fund offer individual retirement plans (the "IRA") for individuals who wish to use shares of the Funds as a medium for funding individual retirement savings. Under the IRA, distributions of net investment income and capital gain will be automatically reinvested in the IRA established for the investor. The Fund's custodian furnishes custodial services to the IRAs for a service fee. Shareholders wishing to establish an IRA to invest in the Fund should contact the Transfer Agent for further details and information.


10. TAX MATTERS


Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, does not involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Funds must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to Federal income taxes on dividends and distributions by a Fund and assume that each Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details and for the application of state and local tax laws to the investor's particular situation.

The Funds expect to derive substantially all of their gross income (exclusive of capital gain) from sources other than dividends. Accordingly, it is expected that most of the Funds' dividends or distributions will not qualify for the dividends-received deduction for corporations.

Certain listed options and regulated futures contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Fund on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. A Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" from the application of section 1256.


For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December of a given year but actually paid during the immediately following January will be treated as if paid by the Fund on December 31 of that calendar year, and will be taxable to these shareholders for the year declared ad not for the year in which the shareholders actually receive the dividend.


With respect to equity or over-the-counter put and call options, gain or loss realized by a Fund upon the lapse or sale of such options held by the Fund will be either long-term or short-term capital gain or loss depending upon the respective Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Fund will be treated as short-term capital gain or loss. In general, if a Fund exercises an option, or if an option that a Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

Under current federal tax law, if a Fund invests in bonds issued with "original issue discount", the Fund generally will be required to include in income as interest each year, in addition to stated interest received on such bonds, a portion of the excess of the face value of the bonds over their issue price, even though the Fund does not receive payment with respect to such discount during the year. With respect to "market discount bonds" (i.e., bonds purchased by a Fund at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon), the Fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds. As a result, in order to make the distributions necessary for a Fund not to be subject to federal income or excise taxes, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash which the Fund has actually received as interest during the year.


11. OTHER INFORMATION


COUNSEL

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005


CUSTODIAN

Pursuant to a Custodian Agreement, BankBoston, N.A. (formerly The First National Bank of Boston), 100 Federal Street, Boston, Massachusetts 02106, acts as the custodian of each Fund's assets. The custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, determining income and collecting interest on Fund investments.

INDEPENDENT AUDITORS


Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, independent auditors, act as auditors for the Trust.

FINANCIAL STATEMENTS


The financial statements of each Fund for the year ended March 31, 1998 (which include a statement of assets and liabilities, a statement of operations, a statement of changes in net assets, notes to financial statements, financial highlights, a statement of investments and the auditors' report thereon) are included in the Annual Report to Shareholders delivered along with this SAI and are incorporated herein by reference.

                                   APPENDIX A

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of July 1, 1998, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned more than 5% of each Fund. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                                                                                      <C
                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
OAK HALL SMALL CAP CONTRARIAN FUND                                     ------------               -------------
----------------------------------

Maryann Wolf                                                              13.30%                   40,946.955
55 Central Park West Apt 12-13
New York  NY  10023

Simeon Gold & Heide Gold, Jt. Ten.                                         9.05%                   27,856.149
136 East 76th Street Apt. 10F
New York  NY  10021

Jane Levy                                                                  5.73%                   17,622.969
320 West 87th Street Apt. 3W
New York  NY  10024

Bank of Boston, IRA Custodian                                              5.70%                   17,553.097
FBO Maryann Wolf
55 Central Park West Apt. 12-13
New York  NY  10023

WR Family Associates 401K Plan Option                                      5.48%                   16,870.661
Attn: Olga M. Dimmini
122 East 42nd Street, Suite 2400 New York, NY 10168-002




                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
DAILY ASSETS GOVERNMENT FUND                                           ------------               -------------
INSTITUTIONAL  SHARES
---------------------

H M Payson & Co. Custody Account                                          56.56%                 18,033,015.150
FBO Customer Funds Under Mgmt
P.O. Box 31
Portland  ME  04112


H M Payson & Co. Trust Account                                            43.44%                 13,850,465.390
FBO Trust Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

DAILY ASSETS GOVERNMENT FUND
INSTITUTIONAL SERVICE SHARES

Bank of Boston, IRA Rollover Custodian                                    16.52%                  826,387.330
FBO Merne E. Young Rollover
18751 San Rufino
Irvine, CA 92612

Casa Colina Centers for Rehabilitation                                    15.90%                  795,276.550
Foundation Smith Family Care Fund
Attn: Kristy Hurley
2850 N. Garey Avenue
P.O. Box 6001
Pomona, CA 91769-6001                                                     15.90%                  795,276.550

Lansdowne Parking Associates LP                                            9.99%                  499,939.120
c/o Meredith Management
29 Crafts Street #300
Newton, MA 02158

DAILY ASSETS GOVERNMENT FUND
INVESTORS SHARES

Forum Administrative Services, LLC                                         100%                     100.920
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101


DAILY ASSETS CASH FUND
INSTITUTIONAL SHARES
--------------------

Allagash & Co.                                                            46.30%                 12,236,932.890
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477



                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED              OF FUND OWNED
DAILY ASSETS CASH FUND                                                 ------------              -------------
INSTITUTIONAL SHARES CON'T
--------------------------

H M Payson & Co. Custody Account                                          34.44%                 9.101,914.440
FBO Customer Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

H M Payson & Co. Trust Account                                            19.27%                 5,092,100.590
FBO Trust Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES

Cutler Approved List Equity Fund                                          18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Sound Shore Fund                                                          18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Small Cap Value Fund                                                  18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Cutler Equity Income Fund                                                 18.12%                  951,550.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM All Cap Value Fund                                                     9.45%                  496,164.720
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Mid Cap Value Fund                                                     5.70%                  299,263.830
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101



                                                                       PERCENTAGE OF               AMOUNT OF
                                                                       SHARES OWNED               SHARES OWNED
DAILY ASSETS CASH FUND                                                 ------------               ------------
INVESTORS SHARES

Forum Administrative Services, Inc.                                        100%                     101.200
Two Portland Square
Portland, ME 04101



DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SHARES
--------------------

Allagash & Co.                                                            72.89%                 11,915,149.240
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Babb & Co. #02-6004105                                                    26.73%                 4,368,592.160
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SERVICE SHARES

Dirigo Drywall Assoc.                                                     22.89%                  682,716.350
225 Riverside Street
Portland, ME 04103

Cutler Approved List Equity Fund                                          19.58%                  583,950.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Sound Shore Fund                                                          19.58%                  583,950.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Small Cap Value Fund                                                  19.58%                  583,950,000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101



                                                                      PERCENTAGE OF                AMOUNT OF
                                                                       SHARES OWNED              SHARES OWNED
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                               ------------              ------------
INSTITUTIONAL SERVICE SHARES-CON'T

Cutler Equity Income Fund                                                 9.05%                   269,894.440
C/O Forum Financial Services, Inc.
Two Portland Square

CRM All Cap Value Fund                                                    6.23%                   185,729.030
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INVESTORS SHARES

Forum Administrative Services, LLC                                         100%                     100.900
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SHARES
--------------------

Babb & Co. #02-6004105                                                    46.72%                 9,494,221.860
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Allagash & Co.                                                            25.38%                 5,157,680.310
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Imperial Securities Corp.                                                 23.96%                 4,868,005.220
Attn: Jack Singer
9920 South La Cieniega Blvd 14th Fl
Inglewood, CA 90301

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SERVICE SHARES

Forum Financing                                                            100%                      5.000
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101



                                                                      PERCENTAGE OF                AMOUNT OF
                                                                      SHARES OWNED               SHARES OWNED
DAILY ASSETS MUNICIPAL FUND                                           ------------               ------------
INVESTOR SHARES

Forum Administrative Services, LLC                                        100%                      100.060
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SHARES
--------------------

Babb & Co. #02-6004105                                                   65.16%                 62,106,021.450
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

Allagash & Co.                                                           34.84%                 33,201,966.980
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SERVICE

Allagash & Co.                                                           99.10%                  1,657,595.720
c/o Bank of New Hampshire
P.O. Box 477
CONCORD, NH 03302-0477

INVESTORS BOND FUND
-------------------

Firstrust Co.                                                            72.38%                  5,714,958.415
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                        11.10%                   876,782.753
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456



                                                                      PERCENTAGE OF            AMOUNT OF SHARES
                                                                      SHARES OWNED               OF FUND OWNED
                                                                      ------------               -------------
FORUM TAXSAVER BOND FUND
------------------------

First Trust Co.                                                          49.33%                  1,717,000.264
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                        21.80%                   758,668.285
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456

Leonore Zusman Ttee                                                       6.03%                   209,963.557
Leonore Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Ct.
Englewood  OH  45322

Lawrence L. Zusman Ttee                                                   5.41%                   188,185.433
Lawrence L. Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Court
Englewood  OH  45322

HIGH GRADE BOND FUND

Babb & Co. #02-6004105                                                   99.76%                  3.451,019.518
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

NEW HAMPSHIRE BOND FUND

Independence Trust                                                       45.62%                   565,735.702
Attn: Linda Feliciano
200 Bedford Street 5th
Manchester, NH 03101



                                                                  PERCENTAGE OF SHARES         AMOUNT OF SHARES
                                                                      OF FUND OWNED              OF FUND OWNED
                                                                      -------------              -------------

PAYSON BALANCED FUND
--------------------

ALA & Co.                                                                15.49%                   258,329.088
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

Payse & Co.                                                              14.98%                   249,788.506
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

PAYSON VALUE FUND
-----------------

Payse & Co.                                                              21.90%                   208,621.301
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

ALA & Co.                                                                18.09%                   172,271.808
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

INVESTORS EQUITY FUND
---------------------

Babb & Co. #02-6004105                                                   94.40%                  2,383,117.225
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Allagash & Co.                                                            5.18%                   130,658.987
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302



                                                                  PERCENTAGE OF SHARES         AMOUNT OF SHARES
                                                                      OF FUND OWNED              OF FUND OWNED
                                                                      -------------              -------------
INTERNATIONAL EQUITY FUND
-------------------------

Forum Financing                                                          67.80%                     500.000
Forum Financial Group
Two Portland Square
Portland  ME  04101

Donaldson, Lufkin & Jenrette Sec Corp.                                   32.20%                     237.417
Mutual Funds Dept. - 5th Floor
PO Box 2052
Jersey City  NJ  07303

INVESTORS GROWTH FUND
---------------------

Firstrust Co.                                                            99.95%                  3,013,520.631
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

EQUITY INDEX FUND
-----------------

Allagash & Co.                                                           99.27%                   440,772.554
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302

SMALL COMPANY OPPORTUNITIES FUND

Forum Administrative Services, LLC                                        100%                      500.000
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

EMERGING MARKETS FUND

Forum Financing                                                          65.52%                     500.00
Attn:  Corporate Accounting
Two Portland Square
Portland, ME 04101

Donald, Lufkin & Jenrette Securities Corp.                               34.48%                     263.158
Mutual Funds Dept.-5th Floor
P.O. Box 2052
Jersey City, NJ 07303



                                                                      PERCENTAGE OF            AMOUNT OF SHARES
                                                                      SHARES OWNED               OF FUND OWNED
                                                                      ------------               -------------
QUADRA VALUE EQUITY FUND
------------------------
Holly Melosi & Arturo R. Melosi TTEE                                     80.77%                   406,724.176
FBO Atrgur & Holly Magill Foundation
36 Woodland Way Circle
Greenville, SC 29601

HMK Enterprises, Inc.                                                    8.41%%                   42,337.003
800 South Street
Suite 355
Waltham  MA  02154

QUADRA GROWTH FUND
------------------
Holly Melosi & Arturo R. Melosi TTEE                                     77.64%                   454,757.022
FBO Arthur & Holly Magill Foundation
36 Woodland Way Circle
Greenville, SC 29601

John E. Rosenthal                                                         12.52                   73,322.092
1212 West Street
Carlisle, MA 01741-1428

POLARIS GLOBAL VALUE FUND
-------------------------
David Solomont                                                           11.39%                   271,791.712
c/o Utopia Inc.
200 Fifth Avenue
Waltham, MA 02154

DCGT TR                                                                   5.35%                   127,724.287
FBO Audrey Lewis-REG IRA
10 Rogers Street
Cambridge, MA 02142



                                   APPENDIX B

                        DESCRIPTION OF SECURITIES RATINGS

1.       CORPORATE AND MUNICIPAL BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated C typically are subordinated to senior debt which as assigned an actual or implied CCC debt rating. This rating may also be used to indicate imminent default.

The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating Cl is reserved for income bonds on which no interest is being paid.

Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH IBCA, INC.. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD, or D categories.

2.       PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

Moody's rates preferred stock as follows:

An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated baa is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue  which is rated caa is likely to be in  arrears on  dividend  payments.
This rating designation does not purport to indicate the future status of payments.

An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated c can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note:   Moody's  applies  numerical   modifiers  1,  2  and  3  in  each  rating
classification from aa through b in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

S&P rates preferred stock as follows:

AAA is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated C is a non-paying issue.

A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

3.       SHORT TERM MUNICIPAL LOANS

MOODY'S INVESTORS SERVICE, INC.

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the MIG-1/VMIG-1 group.

MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and, although not distinctly or predominantly speculative, there is specific risk.

STANDARD AND POOR'S CORPORATION

SP-1. Very strong or strong capacity to pay principal and interest. Those issues which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2. Satisfactory capacity to pay principal and interest.

SP-3. Speculative capacity to pay principal and interest.

4.       OTHER MUNICIPAL SECURITIES AND COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         --       Leading market positions in well-established industries.
         --       High rates of return on funds employed.
         --       Conservative capitalization structure with moderate reliance on debt and ample asset protection.
         --       Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         --       Well-established  access  to a range of  financial  markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH IBCA, INC..

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 rating.

F-3. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D.   Issues assigned this rating are in actual or imminent payment default.

5.  SHORT-TERM AND LONG-TERM DEBT RATINGS BY THOMSON BANKWATCH

         Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

         "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

         "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

         "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

         "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BBB"  -  This  designation   represents  Thomson   BankWatch's  lowest
investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

         "D" - This designation indicates that the long-term debt is in default.

         PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                                   APPENDIX C

                       DESCRIPTION OF MUNICIPAL SECURITIES

1.       MUNICIPAL BONDS

Municipal  Bonds  which  meet  longer  term  capital  needs and  generally  have
maturities   of  more  than  one  year  when   issued,   have  three   principal
classifications:

GENERAL OBLIGATION BONDS are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

REVENUE BONDS in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated as described below.

PRIVATE ACTIVITY BONDS are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

While, at one time, the pertinent provisions of the Internal Revenue Code (the "Code") permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for owner-occupied housing, certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, certain manufacturing or industrial projects, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

Because of terminology formerly used in the Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multifamily housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds and solid waste resource recovery revenue bonds.

Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

2.       MUNICIPAL NOTES

Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

BOND ANTICIPATION NOTES are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

3.       MUNICIPAL LEASES

Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

                                   APPENDIX D
                               HEDGING STRATEGIES


A.       INVESTORS BOND FUND
         TAXSAVER BOND FUND


As discussed in the Prospectus, the Adviser to each Fund may engage in certain options and futures strategies to attempt to hedge a Fund's portfolio. The instruments in which the Fund may invest include (i) options on securities and stock indexes, (ii) stock index and interest rate futures contracts ("futures contracts"), and (iii) options on futures contracts. Use of these instruments is subject to regulation by the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures are traded, and the Commodity Futures Trading Commission ("CFTC").

The various hedging and income strategies referred to herein and in each Fund's Prospectus are intended to illustrate the type of strategies that are available to, and may be used by, the Adviser in managing a Fund's portfolio. Depending on prevailing market conditions, use of these strategies may enable the Adviser to reduce investment risks to which a Fund may be subject. No assurance can be given, however, that any strategies will succeed.

The Funds will not use leverage in their hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes the Fund to an obligation to another party unless it owns either (1) an offsetting ("covered") position or (2) cash, U.S. government securities or other liquid assets with a value sufficient at all times to cover its potential obligations. Each Fund will comply with guidelines established by the SEC with respect to coverage and, if the guidelines so require, will set aside cash, U.S. government securities or other liquid assets in a segregated account with its custodian in the prescribed amount. Securities, options or futures positions used for cover and assets held in a segregated account cannot be sold or closed out while the hedging strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. The Funds may purchase put and call options written by others and write (sell) put and call options covering specified securities or stock index-related amounts. A put option (sometimes called a "standby commitment") gives the buyer of such option, upon payment of a premium, the right to deliver a specified amount of a security or specified amount of cash (on stock-index options) to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security or specified amount of cash (on stock-index options) or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency or security. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options are currently treated as illiquid securities.

A Fund may purchase call options on equity securities that the Adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Funds may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables a Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

A Fund may write covered call options when the Adviser believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs. The Fund may write covered put options only to effect closing transactions.

A Fund may purchase and write put and call options on stock indices in much the same manner as the equity and debt security options discussed above, except that stock index options may serve as a hedge against overall fluctuations in the securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using stock index options will depend on the extent to which price movements in the stock index selected correlate with price movements of the securities which are being hedged. Stock index options are settled exclusively in cash.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Funds may effectively terminate their right or obligation under an option contract by entering into a closing transaction. For instance, if a Fund wished to terminate its potential obligation to sell securities under a call option it had written, a call option of the same series (an identical call option) would be purchased by the Fund. Closing transactions essentially permit the Funds to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

(1) The successful use of options as a hedging strategy depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying securities markets, or in the case of a stock index option, fluctuations in the market sector represented by the index.

(2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

(3) A position in an exchange listed option may be closed out only on an exchange which provides a market for identical options. Most exchange listed options relate to equity securities. Exchange markets for options on debt securities are relatively new and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, a Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by a Fund may result in material losses to that Fund.

(4) The Funds' activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

FUTURES STRATEGIES. Several interest rate futures contracts currently are traded; these include various futures contracts on Treasury bonds, notes and bills on the Chicago Board of Trade as well as a 30 Interest Rate contract also traded on the Chicago Board of Trade. Futures contracts on a municipal bond index are traded on the Chicago Board of Trade. This index assigns relative values, which fluctuate in accordance with current market conditions, to the municipal bonds comprising the index. Options on various of these futures contracts are also traded.

A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash or securities as called for in the contract at a specified future date and at a specified price. For stock index futures contracts, delivery is of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the time of the contract and the close of trading of the contract. For interest rate futures contracts, delivery is of the underlying debt securities.

A Fund may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates. A Fund may purchase an interest rate futures contract when it intends to purchase debt securities but has not yet done so. This strategy may minimize the effect of all or part of an increase in the market price of the debt security which the Fund intended to purchase in the future. A Fund may sell an interest rate futures contract in order to continue to receive the income from a debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates.

A Fund may purchase a call option on an interest rate futures contract to hedge against a market advance in debt securities which the Fund planned to acquire at a future date. The purchase of a call option on an interest rate futures contracts is analogous to the purchase of a call option on an individual debt security which can be used as a temporary substitute for a position in the security itself. A Fund may also write covered call options on interest rate futures contracts as a partial hedge against a decline in the price of debt securities held in the Fund's portfolio or purchase put options on interest rate futures contracts in order to hedge against a decline in the value of debt securities held in the Fund's portfolio.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. The following relate to each Fund's use of futures contracts and options on futures contracts and, to the extent in the future they were to be permitted, foreign currency and other options traded on a commodities exchange (collectively, "futures contracts and related options").

No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. government securities generally equal to 5% or less of the contract value. This amount is known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies, a process known as "marking to the market." When writing a call option on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and related options can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange providing a secondary market for the futures contracts.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In such event, it may not be possible for a Fund to close a position, and in the event of adverse price movements, a Fund would have to make daily cash payments of variation margin (except in the case of purchased options). In addition:

(1) Successful use by a Fund of futures contracts and related options will depend upon the Adviser's ability to predict accurately movements in the direction of the overall securities and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

(2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities which cause this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of futures contracts over the short term. Activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

(3) Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin.

(4) Like other options, options on futures contracts have a limited life. The Funds will not trade options on futures contracts unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options are not greater than the risks in connection with futures transactions.

(5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

(6) Each Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

B.       MAINE MUNICIPAL BOND FUND


1.       BOND INDEX FUTURES

Futures contracts on a municipal bond index (the "Index") are traded on the Chicago Board of Trade. Maine Municipal Bond Fund may seek to hedge itself against changes in interest rates by purchasing and selling futures contracts on the Index or any municipal bond index hereafter approved for trading by the Commodity Futures Trading Commission. The Index assigns numerical values to the municipal securities comprising the Index and, based on those values, fluctuates in accordance with market movements of the municipal bonds comprising the Index. The purchaser or seller of a futures contract on the Index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the Index on the expiration date of the contract, "current contract value," and the price at which the contract was originally purchased or sold.
No physical delivery of the municipal bonds underlying the Index is made.

BOND INDEX FUTURES CHARACTERISTICS. Unlike the purchase or sale of a specific security by the Fund, no price is paid or received by the Fund upon the purchase or sale of an index futures contract. Initially, the Fund will be required to deposit with the broker through which such transaction is effected or in a segregated account with the Fund's custodian an amount of cash or U.S. Treasury bills equal to a specified dollar amount per contract as of the date thereof. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker will be made on a daily basis as the price of the underlying index fluctuates, a process known as "marking to the market." For example, when the Fund has purchased an index futures contract and the price of the futures contract has risen in response to a rise in the Index, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased an index futures contract and the price of the futures contract has declined in response to a decrease in the Index, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

RISKS OF TRANSACTIONS IN INDEX FUTURES. There are several risks in connection with the use of index futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the index futures and the hedge. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the index future. If the price of the future moves more than the price of the underlying securities, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the index futures, the Fund may buy or sell index futures of a greater contract value than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the Index, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer index futures if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the Index, or it is otherwise deemed to be appropriate by the Adviser. It is also possible that, where the Fund has sold index futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in the value of its portfolio securities. However, over time the value of a diversified portfolio should tend to move in the same direction as the Index, although there may be deviations arising from differences between the composition of the Fund's portfolios and the securities comprising the Index.

When index futures are purchased to hedge against possible increases in the price of municipal bonds before the Fund is able to invest its cash (or cash equivalents) in municipal bonds in an orderly fashion, it is possible that the market may decline instead. If the Fund then determines not to invest in municipal bonds at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the index futures that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the price of index futures may not correlate perfectly with movement in the Index due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and the index futures markets. Secondly, from the point of view of speculators, deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the index futures market may also cause temporary price distortions. Due to the possibility of price distortion in the index futures market, and because of the imperfect correlation between the movements in the Index and movements in the price of index futures, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction over a short time frame.

Positions in futures on the Index may be closed out only on the Chicago Board of Trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell index futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close an index futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event index futures have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the index futures. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures markets and thus provide an offset on index futures.

Successful use of index futures by the Fund is also subject to the Adviser's ability to predict correctly movements in the direction of the municipal bond markets. For example, if the Fund has hedged against the possibility of a decline in the municipal bond market and bond prices increase instead, the Fund will lose part or all of the benefit of the increased value of the portfolio securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may have to sell portfolio securities at a time when it may be disadvantageous to do so.

2.       OTHER FUTURES CONTRACTS AND OPTIONS ON FUTURES

The Fund may invest in certain other financial futures contracts ("futures contracts") and options thereon. The Fund may sell a futures contract or a call option thereon or purchase a futures contract or a put option thereon as a hedge against a decrease in the value of the Fund's securities. A futures contract sale creates an obligation by the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specified future time at a specified price. The Fund is required to maintain margin deposits with brokerage firms through which it effects futures contracts as described under "Bond Index Futures Characteristics."

Although the terms of futures contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a futures contract sale is effected by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the purchase price of the offsetting transaction exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Unlike a futures contract, which requires the parties to buy and sell a security on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. Since the value of the option is fixed at the point of sale, the holder is not required to make daily payments of cash to reflect the change in the value of the underlying contract as would be the case for a purchaser or seller of a futures contract. The value of the option does change and is reflected in the net asset value of the Fund.

Currently, futures contracts can be purchased on certain debt securities issued by the U.S. Treasury, certificates of the Government National Mortgage Association and bank certificates of deposit. The Fund may invest in futures contracts covering these types of financial instruments as well as in new types of such contracts that become available in the future.

Financial futures contracts are traded in an auction environment on the floors of several exchanges --principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership which is also responsible for handling daily account of deposit or withdrawals of margin.

Investing in futures contracts involves the risks of imperfect correlations, secondary market illiquidity and the Adviser's incorrect predictions of market movements, as described under "Bond Index Futures Characteristics."

Put and call options on financial futures have characteristics similar to those of other options. For a further description of options, see "Put and Call Options" below.

In addition to the risks associated with investing in options on securities, there are particular risks associated with investing in options on futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop.

The Fund may not enter into futures contracts or related options thereon if immediately thereafter (i) the amount committed to margin plus the amount paid for option premiums exceeds 5% of the value of the Fund's total assets or (ii) the sum of the current contract values of open futures contracts purchased and sold by the Fund would exceed 30% of the value of the Fund's total assets. In instances involving the purchase of futures contracts by the Fund, an amount equal to the market value of the futures contract will be deposited in a segregated account of cash and cash equivalents to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

3.       PUT AND CALL OPTIONS

The Fund may purchase put and call options written by others and write put and call options covering the types of securities in which the Fund may invest. A put option (sometimes called a "standby commitment") gives the buyer of such option, upon payment of a premium, the right to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date, at a predetermined price. The Fund will not purchase any option if, immediately thereafter, the aggregate cost of all outstanding options purchased by the Fund would exceed 5% of the value of its total assets; a Fund will not write any option (other than options on futures contracts) if, immediately thereafter, the aggregate value of its portfolio securities subject to outstanding options would exceed 30% of its total assets.

When the Fund writes a put option it maintains in a segregated account cash or U.S. Government securities in an amount adequate to purchase the underlying security should the put be exercised. When the Fund writes a call option it must own at all times during the option period either the underlying securities or an offsetting call option on the same securities. If a put option written by the Fund were exercised, the Fund would be obligated to purchase the underlying security at the exercise price. If a call option written by the Fund were exercised, the Fund would be obligated to sell the underlying security at the exercise price.

The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security caused by rising interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value. The risk involved in writing a call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value. These risks could be reduced by entering into a closing transaction as described below. The Fund retains the premium received from writing a put or call option whether or not the option is exercised.

The Fund may dispose of an option which it has purchased by entering into a "closing sale transaction" with the writer of the option. A closing sale transaction terminates the obligation of the writer of the option and does not result in the ownership of an option. The Fund realizes a profit or loss from a closing sale transaction if the premium received from the transaction is more than or less than the cost of the option.

The Fund may terminate its obligation to the holder of an option written by the Fund through a "closing purchase transaction." The Fund may not, however, effect a closing purchase transaction with respect to such an option after it has been notified of the exercise of such option. The Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction is more or less than the premium received by the Fund from writing the option.

                                   APPENDIX E
                        ADDITIONAL ADVERTISING MATERIALS


                             TEXT OF FORUM BROCHURE

In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text which is currently in use is set forth below.

"FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.

Today Forum Financial Group administers and provides services for over 120 mutual funds for 17 different fund managers, with more than $30 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 230 professionals worldwide.

From the beginning, Forum developed a plan of action that was effective with both start- up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of- the-art accounting support (Forum has 8 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS

Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals with decades of experience with some of the country's major financial institutions.

Individual funds in the Forum Family of Funds invest in portfolios that have as their investment adviser nationally recognized institutions, including Schroder Capital Management International, Inc., a major figure in worldwide mutual funds that, with its affiliates, managed over $175 billion as of September 30, 1997.

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

FORUM INVESTMENT ADVISORS, LLC

Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $1.4 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

                      TEXT OF PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ:PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, fixed income and equity funds.


Forum Financial, based in Portland, Maine since 1987, administers 146 funds with more than $36 billion in assets. Forum manages mutual funds for independent investment advisers such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment adviser with approximately $1.7 billion in fund assets under management.


"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."

H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1 billion in assets under management and $300 million in non-managed custodial accounts. The Payson value Fund and Payson Balanced Fund are among the 18 offerings.


"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson president and managing director. "We have the region's premier community banking company, a community-based investment adviser, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."


Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

FORUM FINANCIAL GROUP:
---------------------

Headquarters:  Two Portland Square, Portland, Maine 04101
President:  John Y. Keffer
Offices:  Portland, Seattle, Warsaw, Bermuda

*Established  in 1986 to  administer  mutual  funds for  independent  investment advisers and banks
*Among the nation's largest  third-party fund  administrators
*Uses proprietary in-house systems and custom programming capabilities

         *ADMINISTRATION  AND  DISTRIBUTION  SERVICES:   Regulatory, compliance,
          expense  accounting, budgeting for all funds
         *FUND ACCOUNTING SERVICES: Portfolio valuation, accounting, dividend declaration, and tax advice
         *SHAREHOLDER SERVICES: Preparation of statements, distribution support, inquiries and processing of trades
*CLIENT ASSETS UNDER ADMINISTRATION AND DISTRIBUTION:  $36.9 billion
*CLIENT ASSETS PROCESSED BY FUND ACCOUNTING:  $47.6 billion
*CLIENT FUNDS UNDER ADMINISTRATION AND DISTRIBUTION:  146 mutual funds with 219 share classes
*INTERNATIONAL VENTURES:
         Joint  venture  with Bank  Handlowy in Warsaw,  Poland,  using  Forum's
         proprietary   transfer  agency  and  distribution   systems   Off-shore
         investment fund administration, using Bermuda as Forum's center of operations
*FORUM EMPLOYEES:  United States -198, Poland - 61, Bermuda - 3

FORUM CONTACTS:

Mark Kaplan, Managing Director and Portfolio Manager, Forum Investment Advisers, LLC,
(207) 879-1900 X 6123
Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. PAYSON & CO.:
-----------------

Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854

*Assets under Management: $1.15 Billion
*Non-managed Custody  Assets: $388 Million
*Client Base: 85% individuals; 15% institutional
*Owned by 12 shareholders; 12 managing directors

*Payson Balanced Fund and Payson Value Fund  (administrative  and shareholder services  provided by Forum Financial Group)
*Employees: 45

H.M. PAYSON & CO. CONTACT:
Joel Harris, Marketing Coordinator, (207) 772-3761

                                PAYSON VALUE FUND

                              PAYSON BALANCED FUND

--------------------------------------------------------------------------------


Investment Adviser:                     Account Information and
         H.M. Payson & Co.                     Shareholder Servicing:
         One Portland Square                   Forum Shareholder Services, LLC.
         P.O. Box 31                           P.O. Box 446
         Portland, Maine  04112                Portland, Maine  04112
         207-772-3761                          207-879-0009
         800-456-6710                          800-805-8258

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 1, 1998,


Forum Funds (the "Trust") is a registered open-end investment company. This Statement of Additional Information supplements the Prospectus dated August 1, 1998 offering shares of Payson Value Fund and Payson Balanced Fund (collectively the "Funds" and individually a "Fund") and should be read only in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting the Trust's Distributor, Forum Financial Services, Inc., Two Portland Square, Portland, Maine 04101.


TABLE OF CONTENTS
                                                                        Page
                                                                        ----


  1.       General......................................................
  2.       Investment Policies..........................................
  3.       Additional Investment Policies...............................
  4.       Performance Data.............................................
  5.       Management...................................................
  6.       Determination of Net Asset Value.............................
  7.       Portfolio Transactions.......................................
  8.       Additional Purchase and
           Redemption Information.......................................
  9.       Tax Matters..................................................
  10.      Other Information............................................


  Appendix A - Control Persons and Principal Holders of Securities...... A-1
  Appendix B - Description of Securities Ratings........................ B-1
  Appendix C - Additional Advertising Materials......................... C-1


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

1.  GENERAL


THE TRUST. The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Board of Trustees ("Board"), without shareholder approval, has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create separate classes of shares within each series (such as Investor and Institutional). The Trust currently offers shares of 23 series. The series of the Trust are as follows:

Investors Bond Fund                           Oak Hall Small Cap Contrarian Fund
TaxSaver Bond Fund                            Austin Global Equity Fund
High Grade Bond Fund                          Quadra Value Equity Fund
Maine Municipal Bond Fund                     Quadra Growth Fund
New Hampshire Bond Fund                       Polaris Global Value Fund
Daily Assets Government Fund                  Investors Equity Fund
Daily Assets Treasury Obligations Fund        Equity Index Fund
Daily Assets Cash Fund                        Small Company Opportunities Fund
Daily Assets Government Obligations Fund      International Equities Fund
Daily Assets Municipal Fund                   Emerging Markets Fund
Payson Value Fund                             Investors Growth Fund
Payson Balanced Fund

Each share of each Fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

As of July 1, 1998, the officers and Directors of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, Appendix A identifies all shareholders who own of record 5% or more of the outstanding shares of any of the Registrant's series.

DEFINITIONS. As used in this Statement of Additional Information, the following terms shall have the meanings listed:

"Board" means the Board of Trustees of Forum Funds.

"FAdS" means Forum Administrative Services, LLC.

"FAcS" means Forum Accounting Services, LLC.

"FFC" means Forum Financial Corp.

"FFSI" means Forum Financial Services, Inc.

"Adviser" " means H.M. Payson & Co.

"Funds" means Payson Value Fund and Payson Balanced Fund

"Fund Business Day" has the meaning ascribed thereto in the current Prospectus of the Fund.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"Trust" means Forum Funds, a Delaware business trust.

"U.S. Government Securities" has the meaning ascribed thereto by the current Prospectus of the Funds.

"1940 Act" means the Investment Company Act of 1940, as amended.

2.  INVESTMENT POLICIES


RATINGS AS INVESTMENT CRITERIA


Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to bonds and other securities by several NRSROs is included in Appendix B to this Statement of Additional Information. The Funds may use these ratings to determine whether to purchase, sell or hold a security. However, ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it has been purchased by a Fund, H.M. Payson & Co. (the "Adviser"), the Funds' investment adviser, will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

Each Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interests of the Fund.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Each Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements delayed beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no dividends or interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.


The use of when-issued transactions and forward commitments enables the Funds to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices inferior to the current market values.


When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds enter into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

Each Fund will establish and maintain with its custodian a separate account with cash, U.S. Government Securities (as defined in the Prospectus) and other liquid assets in an amount at least equal to its commitments to purchase securities on a when-issued or forward commitment basis.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased over-the-counter (OTC) options and repurchase agreements maturing in more than seven days.


The Trust's Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Adviser monitors the liquidity of the securities in each Fund's portfolio and reports periodically on such decisions to the Board.

CONVERTIBLE SECURITIES

The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

TEMPORARY DEFENSIVE POSITION.


When a Fund assumes a temporary defensive position it may invest without limit in (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, (iii) commercial paper of prime quality rated
Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the Adviser to be of comparable quality, (iv) repurchase agreements covering any of the securities in which the Fund may invest directly and (v) money market mutual funds.

SECURITIES OF INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies within the limits proscribed by the 1940 Act. Under normal circumstances, each Fund intends to invest less than 5% of the value of its net assets in the securities of other investment companies. In addition to the Fund's expenses (including the various fees), as a shareholder in another investment company, a Fund would bear its pro rata portion of the other investment company's expenses (including fees).

FUTURES CONTRACTS AND OPTIONS

Each Fund may in the future seek to hedge against a decline in the value of securities it owns or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options and the purchase and sale of futures contracts and options on those futures contracts. Payson Value Fund may buy or sell stock index futures contracts, such as contracts on the S&P 500 stock index, and Payson Balanced Fund may buy and sell bond index futures contracts. In addition, both Funds may buy or sell futures contracts on Treasury bills, Treasury bonds and other financial instruments. The Funds may write covered options and buy options on the futures contracts in which they may invest.

In addition, the Funds may write (sell) covered put and call options and may buy put and call options on debt securities and bond indices. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security, currency or futures contract or maintains cash, U.S. Government Securities or other liquid, assets in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option.


The Funds' use of options and futures contracts would subject the Funds to certain investment risks and transaction costs to which they might not otherwise be subject. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options, futures contracts or related options and movements in the price of the securities hedged or used for cover; (3) the fact that skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Funds invest; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time; and (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences. Other risks include the inability of the Fund, as the writer of covered call options, to benefit from the appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund.


Neither Fund will hedge more than 30% of its total assets by selling futures contracts, buying put options and writing call options. In addition, neither Fund will buy futures contracts or write put options whose underlying value exceeds 10% of the Fund's total assets and will not purchase call options if the value of purchased call options would exceed 5% of the Fund's total assets. A Fund will not enter into futures contracts and options thereon if immediately thereafter more than 5% of the value of the Fund's total assets would be invested in these options or committed to margin on futures contracts.

A Fund will only invest in futures and options contracts after providing notice to its shareholders and filing a notice of eligibility (if required) and otherwise complying with the requirements of the Commodity Futures Trading Commission ("CFTC"). The CFTC's rules provide that the Funds are permitted to purchase such futures or options contracts only (1) for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however, that in the alternative with respect to each long position in a futures or options contract entered into by a Fund, the underlying commodity value of such contract at all times does not exceed the sum of cash, short-term United States debt obligations or other United States dollar denominated short-term money market instruments set aside for this purpose by the Fund, accrued profit on the contract held with a futures commission merchant and cash proceeds from existing Fund investments due in 30 days; and (2) subject to certain other limitations.

3.  ADDITIONAL INVESTMENT POLICIES

The investment objective and the investment policies of a Fund that are designated as fundamental policies may not be changed without approval of the holders of a majority of that Fund's outstanding voting securities. A majority of a Fund's outstanding voting securities means the lesser of (1) 67% of the shares of that Fund present or represented at a shareholders meeting at which the holders of more than 50% of the shares are present or represented, or (2) more than 50% of the outstanding shares of the Fund. Except as otherwise indicated, investment policies of the Funds are not fundamental and may be changed by the Board without shareholder approval. A further description of the Funds' investment policies is contained in the SAI.


The Funds have adopted the following fundamental investment limitations which are in addition to those contained in the Funds' Prospectus and which may not be changed without shareholder approval. Neither Fund may:

         (1) Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

         (2) Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

         (3) With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer, or (b) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer.

         (4) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

         (5) Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

         (6) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

         (7) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

         (8) Issue senior securities except pursuant to Section 18 of the Investment Company Act of 1940 ("1940 Act") and except that the Fund may borrow money subject to investment limitations specified in the Fund's Prospectus.

         (9) Invest in interests in oil or gas or interests in other mineral exploration or development programs.

Each Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. Neither Fund may:

         (a) Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

         (b) Invest in securities of another registered investment company, except in connection with a merger, consolidation, acquisition or reorganization; and except that the Fund may invest in money market funds and privately-issued mortgage related securities to the extent permitted by the 1940 Act.

         (c) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.


         (d) Purchase securities for investment while any borrowing equaling 10% or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 10% of the value of the Fund's total assets.

         (e) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than (i) 15% of the Fund's net assets (taken at current value) would be invested in r epurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the Securities Act of 1933 ("Restricted Securities") or (ii) 10% of the Fund's total assets would be invested in Restricted Securities.

         (f) Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate.)

         g) Invest in warrants if (i) more than 5% of the value of the Fund's net assets will be invested in warrants (valued at the lower of cost or market) or (ii) more than 2% of the value of the Fund's net assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. For purpose of this limitation, warrants acquired by the Fund in units or attached to securities are deemed to have no value.


Except as required by the 1940 Act, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.


4.  PERFORMANCE DATA


The Funds may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. A Fund's net asset value, yield and total return fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.


Total return information for the Funds as of March 31,1998, is set forth in the following table:


                                                                  Total Return
                               Total Return 1    Total Return     Since
                               Year              5 Year           Inception
                               ----              ------           ---------
                               39.48%            19.01%           18.78%

PAYSON VALUE FUND

PAYSON BALANCED FUND           26.02%            13.72%           13.68%


*Payson Value Fund commenced operations on July 31, 1992. Payson Balanced Fund commenced operations on November 25, 1991.

In advertising performance, the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDC/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). In addition, a Fund may compare any of its performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. A Fund may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

YIELD CALCULATIONS

Yields for a Fund used in advertising are computed by dividing the Fund's interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to bonds purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds purchased at a discount by adding a portion of the discount to daily income. Capital gain and loss generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Also, Processing Organizations (as defined in the Prospectus) may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yields of each Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

TOTAL RETURN CALCULATIONS

Each of the Funds may advertise total return. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over a given period according to the following formula:

                  P(1+T)n = ERV

         Where:

                  P = a hypothetical initial payment of $1,000; T = average annual total return;
                  n = number of years;  and
                  ERV = ending redeemable value.

ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.


In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gain and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge; excluding sales charges from a total return calculation produces a higher return figure. Total returns, yields and other performance information may be quoted numerically or in a table, graph or similar illustration.


         Period total return is calculated according to the following formula:

                  PT = (ERV/P-1)

         Where:

                  PT = period total return.
                           The other definitions are the same as in average annual total return above.


Investors who purchase and redeem shares of a Fund through a customer account maintained at a Processing Organization may be charged one or more of the following types of fees as agreed upon by the Processing Organization and the investor, with respect to the customer services provided by the Processing
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). As stated above, these fees will have the effect of reducing the average annual total return of the Fund for those investors.

OTHER ADVERTISING MATTERS

The Funds may also include various information in their advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the  annual  rates  of  inflation  were 4%,  5%,  6% and 7%,  respectively;  (5)
information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) background information regarding the Funds' Adviser and biographical descriptions of the management staff of the Adviser; (7) summaries of the views of the Adviser with respect to the financial markets; (8) background information regarding the Trust; (9) the results of a hypothetical investment in a fund over a given number of years, including the amount that the investment would be at the end of the period; (10) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and
(11) the net asset value, net assets or number of shareholders of the Funds as of one or more dates.

5.  MANAGEMENT

TRUSTEES AND OFFICERS

THE TRUST


The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.


John Y. Keffer,* Trustee, Chairman and President (age 56)

          President, Forum Financial Group, LLC (mutual fund services company holding company). Mr. Keffer is a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 55)


          Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.


James C. Cheng, Trustee (age 56)


          President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.


J. Michael Parish, Trustee (age 54)

          Partner at the law firm of Reid and Priest, LLP, since 1995. From 1989 to 1995, he was a partner at the law firm of Winthrop, Stimson, Putnam & Roberts from 1989 to 1995. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 West 57th Street, New York, New York 10019.


Mark D. Kaplan, Vice President (age 42)


          Director, Investments, Forum Financial Group, LLC, with which he has been associated since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Stacey Hong, Treasurer (age 32)

          Director, Fund Accounting, Forum Financial Group, LLC, with which he has been associated since April 1992. Prior thereto, Mr. Hong was a Senior Accountant with Ernst & Young, LLP. His address is Two Portland Square, Portland Maine 04101.


Max Berueffy, Secretary (age 46)


          Senior Counsel, Forum Financial Group, LLC, with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Leslie K. Klenk, Assistant Secretary (age 33)

          Assistant Counsel, Forum Financial Group, LLC, with which she has been associated since April 1998. Prior thereto, Ms. Klenk was Vice President and Associate General Counsel of Smith Barney Inc. Ms. Klenk also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

Pamela Stutch, Assistant Secretary (age 31)

          Fund Administrator, Forum Financial Group, LLC, with which she has been associated since May 1998. Prior thereto, Ms. Stutch attended Temple University School of Law and graduated in 1997. Ms. Stutch was also a legal intern for the Maine Department of the Attorney General. Ms. Stutch also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.


TRUSTEE COMPENSATION

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each committee meeting attended on a date when a Board meeting is not held. As of March 31, 1997, in addition to $1,000 for each Board meeting attended, each Trustee receives $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.

The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended March 31, 1997.

                                                           ACCRUED           ANNUAL
                                        AGGREGATE          PENSION        BENEFITS UPON       TOTAL
         TRUSTEE                      COMPENSATION        BENEFITS         RETIREMENT      COMPENSATION
         -------                      ------------        --------         ----------      ------------
         Mr. Keffer                       None              None              None             None
         Mr. Azariadis                  $9,718.64           None              None           $9,718.64
         Mr. Cheng                      $9,718.64           None              None           $9,718.64
         Mr. Parish                     $9,718.64           None              None           $9,718.64

TRUSTEE COMPENSATION FOR CORE TRUST (DELAWARE)

Each of the Trustees of the Trust is also a Trustee of Core Trust (Delaware), a registered, open-end management investment company ("Core Trust"). Each Trustee of Core Trust (other than John Y. Keffer, who is an interested person of Core Trust) is paid $1,000 for each Core Trust Board meeting attended (whether in person or by electronic communication) plus $100 per active portfolio of Core Trust and is paid $1,000 for each committee meeting attended on a date when a Core Trust Board meeting is not held. To the extent a meeting relates to only certain portfolios of Core Trust, trustees are paid the $100 fee only with respect to those portfolios. Core Trust trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Core

THE ADVISER

Pursuant to an Investment Advisory Agreement with the Trust, H.M. Payson & Co., (the Adviser) furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for each Fund. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investments, investment strategies and policies of the Fund In this regard, it is the responsibility of the Adviser to make decisions relating to the Fund's investments and to place purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. The Adviser also furnishes to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Fund. Under the terms of the investment advisory agreement, the Adviser is required to manage the Fund's investment portfolio in accordance with applicable laws and regulations.

The Investment Advisory Agreement provides, with respect to a Fund, for an initial term of two years from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the agreement is approved annually (1) by majority vote of the shareholders of a Fund or by the Board and (2) by majority vote of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Advisory Agreement is terminable with respect to a Fund, without penalty, by the Board or by majority vote of the shareholders of a Fund on 60 days' written notice to the Adviser, or by the Adviser o on not more than 60 days' nor less than 30 days' written notice to the Board, and will automatically terminate if assigned. The Investment Advisory Agreement also provides that, with respect to each Fund, the Adviser shall not be liable for any mistake of judgment or in any event with respect to a o Fund, except for willful misfeasance, bad faith, gross negligence, or reckless disregard in the performance of the Advisor's duties under the Investment Advisory Agreement. In addition, if the Adviser ceases to act as a Fund's investment adviser, or in the event the Adviser so requests in writing, the Trust will change a Fund's name so as not to include the word "Payson." The Advisory Agreement provides that the Adviser may render services to others.

For its services under the Investment Advisory Agreement, H.M. Payson & Co. receives a fee at an annual rate of 0.80% and 0.60% of the average daily net assets of Payson Value Fund and Payson Balanced Fund, respectively. The following table shows the dollar amount of fees payable under the Investment Advisory Agreement, the amount of fees waived by the Adviser, if any, and the actual fees received by the Adviser. The data is for the past three fiscal years.


                                PAYSON VALUE FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------


1998                         $131,769                    $0                          $131,769
1997                         $92,360                     $0                          $92,360
1996                         $71,662                     $0                          $71,662


                                       13


                              PAYSON BALANCED FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------


1998                         $131,512                    $0                          $131.512
1997                         $107,243                    $0                          $107,243
1996                         $95,588                     $0                          $95,588
1995                         $75,058                     $0                          $75,058

In addition to receiving its advisory fee from the Funds, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in a Fund. In some instances the Adviser may elect to credit against any investment management fee received from a client who is also a shareholder in a Fund an amount equal to all or a portion of the fees received by the Adviser or any affiliate of the Adviser from a Fund with respect to the client's assets invested in that Fund.

THE ADMINISTRATOR

Pursuant to an Administration Agreement approved by the Board on June 19, 1997, Forum Administrative Services, LLC ("FAdS") acts as administrator to the Trust on behalf of the Funds. As administrator, FAdS provides management and administrative services necessary to the operation of the Trust (including, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent, fund accountant and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. At the request of the Board, FAdS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of FAdS, or its respective affiliates. In addition, under the Agreement, FAdS is directly responsible for managing the Trust's regulatory and legal compliance and overseeing the preparation of its registration statement. Prior to June 19, 1997, administrative services were provided to the Funds by Forum Financial Services, Inc. ("FFSI") pursuant to a Management and Distribution Agreement between the Trust and FFSI.

The Administration Agreement will remain in effect with respect to a fund for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually (1) by the Board or by majority vote of the shareholders of a Fund and
(2) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement may be terminated with respect to any Fund, without payment of a penalty, by the Board or FAdS on 60 days' written notice. The Administration Agreement provides that FAdS shall not be liable for any action or inaction in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard in the performance of its duties under the Administration Agreement.

For its services under the Administration Agreement, FAdS receives t an annual rate of 0.20% of the average daily net assets of each Fund. Under the former Management and Distribution Agreement, FFSI received 0.20% of the average daily net assets of each Fund. The following table shows the dollar amount of fees payable, the amount of fees waived, and the net fees received under the Administration Agreement and/or the Management and Distribution Agreement for the Funds' prior three fiscal years.


                                PAYSON VALUE FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------


1998                         $32,942                     $28,750                     $4,192
1997                         $23,090                     $23,090                     $0
1996                         $17,916                     $17,916                     $0



                                       14


                              PAYSON BALANCED FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------


1998                         $43,837                     $38,278                     $5,559
1997                         $35,748                     $35,748                     $0
1996                         $31,863                     $31,863                     $0


THE DISTRIBUTOR

Pursuant to a Distribution Agreement, Forum Financial Services, Inc., FFSI is the Trust's distributor and acts as the agent of the Trust in connection with the offering of the shares of the Fund. The Distributor is under no obligation to sell a specific amount of Fund shares. All subscriptions of shares obtained by FFSI are directed to the Trust for acceptance and are not binding on the Trust until accepted by it.

The Distribution Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually (1) by the Board or by a majority vote of the shareholders, (2) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party and do not have any direct or indirect financial interest in the Distribution Agreement and with respect to any class for which the Trust has adopted a distribution plan,have no direct or indirect financial interest in the operation of that distribution plan or the Distribution Agreement. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to the FFSI or by FFSI on 60 days' written notice to the Board. The Distribution Agreement provides that FFSI shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

FFSI may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Funds. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Funds are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, FFSI receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of each Fund's shares. The aggregate sales charges payable to FFSI with respect to each Fund are outlined in the following table:

                                            PAYSON VALUE FUND

Fiscal Year Ended
March 31                         Aggregate Sales Charge           Amount Retained             Amount Reallowed

            1998                         $3,715                        $462                        $3,253

                                           PAYSON BALANCED FUND

Fiscal Year Ended
March 31                         Aggregate Sales Charge           Amount Retained             Amount Reallowed

            1998                          $186                         $186                          $0


DISTRIBUTION PLAN


In accordance with Rule 12b-1 under the 1940 Act, the Trust adopted a distribution plan (the "Plan") which provides that all written agreements relating to the Plan must be in a form satisfactory to the Board. In addition, the Plan requires the Trust, the Adviser and FFSI to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Trust, the Adviser and FFSI pursuant to the Plan and identifying the distribution activities for which those expenditures were made.


The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of directors who are not interested persons of the Trust and who have no direct or indirect interest in the operation of the Plan or in any agreement related to the Plan. The Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Trustees in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of the Board or, with respect to either Fund, by the Fund's shareholders.


During the fiscal year ended March 31, 1998, neither Fund paid any distribution related expenses pursuant to the Distribution Plan.

THE TRANSFER AGENT

Pursuant to a Transfer Agency and Services Agreement with the Trust dated May 19, 1998, Forum Shareholder Services, LLC ("FSS") acts as transfer agent of the Trust. FSS became the transfer agent effective January 1, 1998 when it succeeded to the transfer agency business of Forum Financial Corp.
(FSS and Forum Financial Corp. ("FFC") are commonly controlled entities).

The Transfer Agency and Services Agreement provides, with respect to each Fund, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the agreement is specifically approved at least annually (1) by the Board or, with respect to either Fund, by a majority vote of the shareholders of that Fund and
(2) by a majority of the Trustees who are not parties to the Transfer Agency and Services Agreement or interested persons of any such party. The Transfer Agency Agreement may also be terminated on 60 days written notice by either the Board or FSS. The Transfer Agency Agreement also provides that FSS shall not be liable for any action, failure, or omission except for willful misfeasance, bad faith, and gross negligence in the performance of its duties under the Transfer Agency and Services Agreement.

Among the responsibilities of FSS agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FSS or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. FSS or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FSS with respect to assets of those customers or clients invested in the Funds. FSS, FAdS or sub-transfer agents or processing agents retained by FSS may be Processing Organizations (as defined in the Prospectus) and, in the case of sub-transfer agents or processing agents, may also be affiliated persons of FSS or FAdS.

For its services, FSS receives with respect to each Fund .25% of the average daily net assets, an annual fee of $12,000 plus $18 per shareholder account. FFC served as the transfer agent for the Trust pursuant to similar terms and compensation as FSS. The following table shows the dollar amount of fees payable, the amount of fee that was waived, and the net fees received under the Transfer Agency Agreement for the Funds' prior three fiscal years.


                                PAYSON VALUE FUND
FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------


1998                         $58,869                     $39,896                     $18,973
1997                         $45,916                     $27,131                     $18,785
1996                         $38,519                     $21,273                     $17,246



                              PAYSON BALANCED FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------


1998                         $73,628                     $53,159                     $20,469
1997                         $63,723                     $42,011                     $21,712
1996                         $58,767                     $37,798                     $20,969


THE FUND ACCOUNTANT

Pursuant to a Fund Accounting Agreement with the Trust dated June 19, 1997, Forum Accounting Services, LLC ("FAcS") provides the Funds with portfolio accounting. Under the Fund Accounting Agreement, FAcS prepares and maintains books and records of the Fund on behalf of the Trust as required under the 1940 Act, calculates the net asset value per share of each Fund and their dividends and capital gain distributions and prepares periodic reports to shareholders and the Securities and Exchange Commission. Prior to June 19, 1997, accounting services were provided to the Trust by FFC.

The Fund Accounting Agreement will remain in effect with respect to a Fund for one year and will continue in effect thereafter only if its continuance is specifically approved at least annually (1) by the Board or by majority vote of the shareholders of a Fund and (2) by a majority of the Trustees who are not parties to the respective agreement or interested persons of any such party. The Fund Accounting Agreement may also be terminated on 60 days written notice by either the Board or FAcS, respectively. The Fund Accounting Agreement also provides that

FAcS shall not be liable for any action or inaction taken except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the Fund Accounting Agreement.

For services provided under the Fund Accounting Agreement, FAcS receives and FSS received an annual base fee of $36,000 plus certain surcharges depending upon the amount and type of the Funds" portfolio transactions and positions. The following table shows the dollar amount of fees payable, the amount of fee that was waived, and the net fees received under the Fund Accounting Agreement for the Funds' prior three fiscal years:

                                PAYSON VALUE FUND
FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------

1998                         $36,000                     $0                          $36,000
1997                         $36,000                     $0                          $36,000
1996                         $37,000                     $0                          $37,000





                                       18




                              PAYSON BALANCED FUND

FISCAL YEAR ENDED
MARCH 31                     GROSS FEE                   WAIVED FEE                  NET FEE
--------                     ---------                   ----------                  -------

1998                         $37,000                     $0                          $37,000
1997                         $37,000                     $0                          $37,000
1996                         $38,000                     $0                          $38,000


6.  DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of the Funds as of 4:00p.m., Eastern Time, on each Fund Business Day as defined in the Prospectus by dividing the value of the Fund's net assets (I.E., the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Securities owned by the Fund listed on the recognized stock exchanges are valued at the last reported trade price, prior to the time when the assets are valued, on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last trade prices are not available are valued at mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Purchases and redemptions are effected at the time of the next determination of net asset value following the receipt of any purchase or redemption order.

7.  PORTFOLIO TRANSACTIONS


Purchases and sales of debt securities for Payson Balanced Fund usually are principal transactions. Debt securities for that Fund are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.


Payson Value Fund and Payson Balanced Fund (with respect to purchases of equity securities) will effect purchases and sales through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund. For the fiscal years ended March 31, 1998, 1997 and 1996, the aggregate brokerage commissions paid by Payson Value Fund were $29,682, $17,303, and $27,008, respectively. For the fiscal years ended March 31, 1998, 1997, and 1996, the aggregate brokerage commissions paid by Payson Balanced Fund were $41,370, $37,474, and $36,756, respectively. For the fiscal year ended March 31, 1998, $0.00, or 0.0% of aggregate brokerage commissions paid, was paid to H.M. Payson an affiliated broker and 0.0% of the total dollar amount of transactions involving payment of commission was effected through an affiliated broker. As of March 31, 1998, the Payson Balanced Fund owned approximately $152,000 in corporate bonds/notes issued by Bear Stearns & Co., Inc. ("Bear Stearns"). Bear Stearns is one of a number of brokers that the Payson Balance Fund utilizes to affect transactions on its behalf. As of the same date, the Payson Value Fund owned approximately $394,000 of stock issued by A.G. Edwards, Inc. ("A.G. Edwards"). A.G. Edwards is one of a number of brokers that the Payson Value Fund utilizes to affect transactions on its behalf.

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with Fund transactions, the Adviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Adviser may also take into account payments made by brokers effecting transactions for a Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay.

In addition, the Adviser may give consideration to research and investment analysis services furnished by brokers or dealers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. The Adviser may use the research and analysis in connection with services to clients other than the Fund, and the Adviser's fee is not reduced by reason of the Adviser's receipt of the research services.

Investment decisions for the Funds will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, a Fund and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for a Fund and for other investment companies and accounts managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

In the future the Funds, consistent with the policy of obtaining best net results, may conduct brokerage transactions through the Adviser's affiliates, affiliates of those persons or FFSI. If a Fund anticipates conducting brokerage transactions through these persons, the Board will adopt procedures in conformity with applicable rules under the 1940 Act to ensure that all brokerage commissions paid to these persons are reasonable and fair.

8.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


Shares of each Fund are sold on a continuous basis by FFSI.


Set forth below is an example of the method of computing the offering price of each Fund's shares. The example assumes a purchase of shares of beneficial interest aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectuses at a price based on the net asset value per share of each Fund on March 31, 1998.


                                                Payson           Payson
                                                 Value          Balanced
                                                 Fund             Fund
                                                 ----             ----

Net Asset Value Per Share                       $21.670          $14.79


Sales Charge, 4.00% of offering
price (4.17% of net asset value

per share)                                       $0.90            $0.62

Offering to Public                              $22.57           $15.41


In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily, from time to time, to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

The Trust has filed an election with the SEC pursuant to which a Fund will only effect a redemption in portfolio securities if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

EXCHANGE PRIVILEGE


The exchange privilege permits shareholders of the Funds to exchange their shares for shares of any other fund of the Trust or shares of certain other portfolios of investment companies which retain FAdS or FFSI or its affiliates administrator or distributor and which participate in the Trust's exchange privilege program ("Participating Fund"). For Federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.

By use of the exchange privilege, the shareholder authorizes FSS to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by FSS to be genuine. The records of FSS of such instructions are binding. Proceeds of an exchange transaction may be invested in another Participating Fund in the name of the shareholder.


Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction plus any sales charge applicable to the Participating Fund whose shares are being acquired. Shares of any Participating Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund that are offered without a sales charge. Shares of any Participating Fund purchased with a sales charge may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund otherwise sold with the same or a lesser sales charge. If the Participating Fund purchased in the exchange transaction imposes a higher sales charge than was paid originally on the exchanged shares, the shareholder will be responsible for the difference between the two sales charges. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

The terms of the exchange privilege are subject to change, and the privilege may be terminated by any of the Participating Funds or the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.

PAYROLL PURCHASE PROGRAM

Shares of the Funds may be purchased by employees of employers participating in the Payroll Purchase Program ("PPP"). Employers wishing to participate must arrange payroll deduction or other bulk transmission of investments to the Funds. An employer may not participate unless, at all times, at least five of the employer's employees are participating in this program.

Once an employer chooses to participate in PPP through a payroll deduction or other bulk purchase plan, subsequent investments will be automatic and will continue until such time as the investor notifies the applicable Fund and his employer to discontinue further investments. Due to the varying procedures to prepare, process and forward the transmission to the Fund, there may be a delay between the time of the deduction and the time the money reaches the Fund. An investment in the Fund will be made at the applicable offering price determined on the day that both the check and the payroll deduction data are received in required form by the Transfer Agent.

INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT

The Funds offer an individual retirement plan (an "IRA") for individuals who wish to use shares of the Funds as a medium for funding individual retirement savings. Under the IRA, distributions of net investment income and capital gain will be automatically reinvested in the IRA established for the investor. The Funds' custodian furnishes custodial services to the IRAs for a service fee. Shareholders wishing to invest through an IRA should contact the Transfer Agent for further details and information.


9.  TAX MATTERS

Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, does not involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Funds must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to Federal income taxes on dividends and distributions by a Fund and assume that each Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details and for the application of state and local tax laws to the investor's particular situation.

For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December of a given year but actually paid during the immediately following January will be treated as if paid by a Fund on December 31 of that calendar year, and will be taxable to these shareholders for the year declared, and not for the year in which the shareholders actually received the dividend.

Payson Value Fund expects to derive a substantial amount of its gross income (exclusive of capital gain) from dividends from domestic corporations. Accordingly, that portion of that Fund's dividends so derived will qualify for the dividends-received deduction for corporations. Payson Balanced Fund expects to derive substantially all of its gross income (exclusive of capital gain) from sources other than dividends. Accordingly, it is expected that most of that Fund's dividends or distributions will not qualify for the dividends-received deduction for corporations.


Certain listed options and regulated futures contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Fund on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. A Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" from the application of section 1256.

With respect to equity or over-the-counter put and call options, gain or loss realized by a Fund upon the lapse or sale of such options held by the Fund will be either long-term or short-term capital gain or loss depending upon the respective Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Fund will be treated as short-term capital gain or loss. In general, if a Fund exercises an option, or if an option that a Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

In addition, the use of certain hedging strategies such as writing and purchasing options, futures contracts and options on futures contracts involves complex rules that will determine for income tax purposes the character and timing of recognition of income received in connection therewith.


10.  OTHER INFORMATION


CUSTODIAN


Pursuant to a Custodian Agreement, BankBoston, N.A. (formerly The First National Bank of Boston), 100 Federal Street, Boston, MA 02106, acts as the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, determining income and collecting interest on Fund investments.

COUNSEL

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005


INDEPENDENT AUDITORS


Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, 02110, independent auditors, act as auditors for the Trust.

FINANCIAL STATEMENTS


The financial statements of Payson Balanced Fund for the year ended March 31, 1998, which are included in the Annual Report to Shareholders of the Trust and delivered along with this Statement of Additional Information, are incorporated herein by reference.

                               APPENDIX A

           CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of July 1, 1998, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned more than 5% of each Fund. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
                                                                       ------------               -------------
OAK HALL SMALL CAP CONTRARIAN FUND
----------------------------------

Maryann Wolf                                                              13.30%                   40,946.955
55 Central Park West Apt 12-13
New York  NY  10023

Simeon Gold & Heide Gold, Jt. Ten.                                         9.05%                   27,856.149
136 East 76th Street Apt. 10F
New York  NY  10021

Jane Levy                                                                  5.73%                   17,622.969
320 West 87th Street Apt. 3W
New York  NY  10024

Bank of Boston, IRA Custodian                                              5.70%                   17,553.097
FBO Maryann Wolf
55 Central Park West Apt. 12-13
New York  NY  10023

WR Family Associates 401K Plan Option                                      5.48%                   16,870.661
Attn: Olga M. Dimmini
122 East 42nd Street, Suite 2400 New York, NY 10168-002




                                      A-1




                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
DAILY ASSETS GOVERNMENT FUND                                           ------------               -------------
INSTITUTIONAL  SHARES
---------------------

H M Payson & Co. Custody Account                                          56.56%                 18,033,015.150
FBO Customer Funds Under Mgmt
P.O. Box 31
Portland  ME  04112


H M Payson & Co. Trust Account                                            43.44%                 13,850,465.390
FBO Trust Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

DAILY ASSETS GOVERNMENT FUND
INSTITUTIONAL SERVICE SHARES

Bank of Boston, IRA Rollover Custodian                                    16.52%                  826,387.330
FBO Merne E. Young Rollover
18751 San Rufino
Irvine, CA 92612

Casa Colina Centers for Rehabilitation                                    15.90%                  795,276.550
Foundation Smith Family Care Fund
Attn: Kristy Hurley
2850 N. Garey Avenue
P.O. Box 6001
Pomona, CA 91769-6001                                                     15.90%                  795,276.550

Lansdowne Parking Associates LP                                            9.99%                  499,939.120
c/o Meredith Management
29 Crafts Street #300
Newton, MA 02158

DAILY ASSETS GOVERNMENT FUND
INVESTORS SHARES

Forum Administrative Services, LLC                                         100%                     100.920
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101


DAILY ASSETS CASH FUND
INSTITUTIONAL SHARES
--------------------

Allagash & Co.                                                            46.30%                 12,236,932.890
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477


                                      A-2




                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED              OF FUND OWNED
DAILY ASSETS CASH FUND                                                 ------------              -------------
INSTITUTIONAL SHARES CON'T

H M Payson & Co. Custody Account                                          34.44%                 9.101,914.440
FBO Customer Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

H M Payson & Co. Trust Account                                            19.27%                 5,092,100.590
FBO Trust Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES

Cutler Approved List Equity Fund                                          18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Sound Shore Fund                                                          18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Small Cap Value Fund                                                  18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Cutler Equity Income Fund                                                 18.12%                  951,550.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM All Cap Value Fund                                                     9.45%                  496,164.720
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Mid Cap Value Fund                                                     5.70%                  299,263.830
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101


                                       A-3




                                                                       PERCENTAGE OF               AMOUNT OF
                                                                       SHARES OWNED               SHARES OWNED
                                                                       ------------               ------------
DAILY ASSETS CASH FUND
INVESTORS SHARES

Forum Administrative Services, Inc.                                        100%                     101.200
Two Portland Square
Portland, ME 04101







DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SHARES

Allagash & Co.                                                            72.89%                 11,915,149.240
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Babb & Co. #02-6004105                                                    26.73%                 4,368,592.160
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SERVICE SHARES

Dirigo Drywall Assoc.                                                     22.89%                  682,716.350
225 Riverside Street
Portland, ME 04103

Cutler Approved List Equity Fund                                          19.58%                  583,950.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Sound Shore Fund                                                          19.58%                  583,950.000
c/o Forum Financial Services, Inc./
Two Portland Square
Portland, ME 04101

CRM Small Cap Value Fund                                                  19.58%                  583,950,000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101


                                      A-4




                                                                      PERCENTAGE OF                AMOUNT OF
                                                                       SHARES OWNED              SHARES OWNED
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                               ------------              ------------
INSTITUTIONAL SERVICE SHARES-CON'T

Cutler Equity Income Fund                                                 9.05%                   269,894.440
C/O Forum Financial Services, Inc.
Two Portland Square

CRM All Cap Value Fund                                                    6.23%                   185,729.030
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INVESTORS SHARES

Forum Administrative Services, LLC                                         100%                     100.900
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SHARES
--------------------

Babb & Co. #02-6004105                                                    46.72%                 9,494,221.860
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Allagash & Co.                                                            25.38%                 5,157,680.310
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Imperial Securities Corp.                                                 23.96%                 4,868,005.220
Attn: Jack Singer
9920 South La Cieniega Blvd 14th Fl
Inglewood, CA 90301

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SERVICE SHARES

Forum Financing                                                            100%                      5.000
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101


                                      A-5




                                                                      PERCENTAGE OF                AMOUNT OF
                                                                      SHARES OWNED               SHARES OWNED
DAILY ASSETS MUNICIPAL FUND                                           ------------               ------------
INVESTOR SHARES

Forum Administrative Services, LLC                                        100%                      100.060
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SHARES
--------------------

Babb & Co. #02-6004105                                                   65.16%                 62,106,021.450
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

Allagash & Co.                                                           34.84%                 33,201,966.980
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SERVICE

Allagash & Co.                                                           99.10%                  1,657,595.720
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

INVESTORS BOND FUND
-------------------
Firstrust Co.                                                            72.38%                  5,714,958.415
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                        11.10%                   876,782.753
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456



                                      A-6




                                                                      PERCENTAGE OF            AMOUNT OF SHARES
                                                                      SHARES OWNED               OF FUND OWNED
                                                                      ------------               -------------
FORUM TAXSAVER BOND FUND
------------------------
First Trust Co.                                                          49.33%                  1,717,000.264
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                        21.80%                   758,668.285
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456

Leonore Zusman Ttee                                                       6.03%                   209,963.557
Leonore Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Ct.
Englewood  OH  45322

Lawrence L. Zusman Ttee                                                   5.41%                   188,185.433
Lawrence L. Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Court
Englewood  OH  45322

HIGH GRADE BOND FUND

Babb & Co. #02-6004105                                                   99.76%                  3.451,019.518
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

MAINE MUNICIPAL BOND FUND

Administrative Data Management Corp.                                     42.71%                  1,110,715.231
Attn: Sue Needell
581 Main Street
Woodbridge, NJ 07095-1198

NEW HAMPSHIRE BOND FUND

Independence Trust                                                       45.62%                   565,735.702
Attn: Linda Feliciano
200 Bedford Street 5th
Manchester, NH 03101



                                      A-7




                                                                  PERCENTAGE OF SHARES         AMOUNT OF SHARES
                                                                      OF FUND OWNED              OF FUND OWNED
                                                                      -------------              -------------

PAYSON BALANCED FUND
--------------------

ALA & Co.                                                                15.49%                   258,329.088
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

Payse & Co.                                                              14.98%                   249,788.506
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

PAYSON VALUE FUND
-----------------

Payse & Co.                                                              21.90%                   208,621.301
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

ALA & Co.                                                                18.09%                   172,271.808
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

INVESTORS EQUITY FUND
---------------------

Babb & Co. #02-6004105                                                   94.40%                  2,383,117.225
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Allagash & Co.                                                            5.18%                   130,658.987
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302


                                      A-8





                                                                  PERCENTAGE OF SHARES         AMOUNT OF SHARES
                                                                      OF FUND OWNED              OF FUND OWNED
                                                                      -------------              -------------
INTERNATIONAL EQUITY FUND
-------------------------

Forum Financing                                                          67.80%                     500.000
Forum Financial Group
Two Portland Square
Portland  ME  04101

Donaldson, Lufkin & Jenrette Sec Corp.                                   32.20%                     237.417
Mutual Funds Dept. - 5th Floor
PO Box 2052
Jersey City  NJ  07303

INVESTORS GROWTH FUND
----------------------

Firstrust Co.                                                            99.95%                  3,013,520.631
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

EQUITY INDEX FUND
-----------------

Allagash & Co.                                                           99.27%                   440,772.554
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302

SMALL COMPANY OPPORTUNITIES FUND

Forum Administrative Services, LLC                                        100%                      500.000
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

EMERGING MARKETS FUND

Forum Financing                                                          65.52%                     500.00
Attn:  Corporate Accounting
Two Portland Square
Portland, ME 04101

Donald, Lufkin & Jenrette Securities Corp.                               34.48%                     263.158
Mutual Funds Dept.-5th Floor
P.O. Box 2052
Jersey City, NJ 07303


                                      A-9




                                                                      PERCENTAGE OF            AMOUNT OF SHARES
                                                                      SHARES OWNED               OF FUND OWNED
                                                                      ------------               -------------
QUADRA VALUE EQUITY FUND
------------------------

Holly Melosi & Arturo R. Melosi TTEE                                     80.77%                   406,724.176
FBO Atrgur & Holly Magill Foundation
36 Woodland Way Circle
Greenville, SC 29601

HMK Enterprises, Inc.                                                    8.41%%                   42,337.003
800 South Street
Suite 355
Waltham  MA  02154

QUADRA GROWTH FUND
------------------

Holly Melosi & Arturo R. Melosi TTEE                                     77.64%                   454,757.022
FBO Arthur & Holly Magill Foundation
36 Woodland Way Circle
Greenville, SC 29601

John E. Rosenthal                                                         12.52                   73,322.092
1212 West Street
Carlisle, MA 01741-1428

POLARIS GLOBAL VALUE FUND
-------------------------
David Solomont                                                           11.39%                   271,791.712
c/o Utopia Inc.
200 Fifth Avenue
Waltham, MA 02154

DCGT TR                                                                   5.35%                   127,724.287
FBO Audrey Lewis-REG IRA
10 Rogers Street
Cambridge, MA 02142



                                PAYSON VALUE FUND
                              PAYSON BALANCED FUND


                                   APPENDIX B
                        DESCRIPTION OF SECURITIES RATINGS



1.       CORPORATE BONDS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated CC typically are debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. This rating may also be used to indicate imminent default.

The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating Cl is reserved for income bonds on which no interest is being paid.

Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated D are in payment default or the obligor has filed for bankruptcy. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH IBCA, INC. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rated F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD, or D categories.

2.       PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

Moody's rates preferred stock as follows:

An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated baa is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue  which is rated caa is likely to be in  arrears on  dividend  payments.
This rating designation does not purport to indicate the future status of payments.

An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated c can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note:   Moody's  applies  numerical   modifiers  1,  2  and  3  in  each  rating
classification from aa through b in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

S&P rates preferred stock as follows:

AAA is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated C is a non-paying issue.

A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

3.       SHORT-TERM DEBT (COMMERCIAL PAPER)

MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2, both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          --      Leading market positions in well-established industries.
          --      High rates of return on funds employed.
          --      Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          --      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          --      Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH IBCA, INC..

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

F-3. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D.   Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX C

                        ADDITIONAL ADVERTISING MATERIALS


                             TEXT OF FORUM BROCHURE

In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text which is currently in use is set forth below.

"FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.

Today Forum Financial Group administers and provides services for over 120 mutual funds for 17 different fund managers, with more than $30 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 230 professionals worldwide.

From the beginning, Forum developed a plan of action that was effective with both start- up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of- the-art accounting support (Forum has 8 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS

Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals with decades of experience with some of the country's major financial institutions.

Individual funds in the Forum Family of Funds invest in portfolios that have as their investment adviser nationally recognized institutions, including Schroder Capital Management International, Inc., a major figure in worldwide mutual funds that, with its affiliates, managed over $175 billion as of September 30, 1997.

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

FORUM INVESTMENT ADVISORS, LLC

Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $1.4 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

                      TEXT OF PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ:PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, fixed income and equity funds.


Forum Financial, based in Portland, Maine since 1987, administers 146 funds with more than $36 billion in assets. Forum manages mutual funds for independent investment advisers such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment adviser with approximately $1.7 billion in fund assets under management.


"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."


H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1 billion in assets under management and $300 million in non-managed custodial accounts. The Payson Value

Fund and Payson Balanced Fund are among the 18 offerings.


"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson president and managing director. "We have the region's premier community banking company, a community-based investment adviser, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."


Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

FORUM FINANCIAL GROUP:

Headquarters:  Two Portland Square, Portland, Maine 04101
President:  John Y. Keffer
Offices:  Portland, Seattle, Warsaw, Bermuda

*Established  in 1986 to  administer  mutual  funds for  independent  investment advisers and banks
*Among the nation's largest  third-party fund  administrators
*Uses proprietary in-house systems and custom programming capabilities

         *ADMINISTRATION  AND  DISTRIBUTION  SERVICES:   Regulatory, compliance,
          expense  accounting, budgeting for all funds
         *FUND ACCOUNTING SERVICES:  Portfolio  valuation, accounting, dividend declaration, and tax advice
         *SHAREHOLDER SERVICES: Preparation of statements, distribution support, inquiries and processing of trades
*CLIENT ASSETS UNDER ADMINISTRATION AND DISTRIBUTION:  $36.9 billion
*CLIENT ASSETS PROCESSED BY FUND ACCOUNTING:  $47.6 billion
*CLIENT FUNDS UNDER ADMINISTRATION AND DISTRIBUTION:  146 mutual funds with 219 share classes
*INTERNATIONAL VENTURES:
         Joint  venture  with Bank  Handlowy in Warsaw,  Poland,  using  Forum's
         proprietary   transfer  agency  and  distribution   systems   Off-shore
         investment fund administration, using Bermuda as Forum's center of operations
*FORUM EMPLOYEES:  United States -198, Poland - 61, Bermuda - 3

FORUM CONTACTS:
Mark Kaplan, Managing Director and Portfolio Manager, Forum Investment Advisors, LLC,
(207) 879-1900 X 6123
Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. PAYSON & CO.:
-----------------

Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854

*Assets under Management: $1.5 Billion
*Non-Managed Custody Assets: $388 Million
*Client Base: 85% individuals; 15% institutional
*Owned by 12 shareholders; 12 managing directors

*Payson Balanced Fund and Payson Value Fund  (administrative  and shareholder services  provided by Forum Financial Group)
*Employees: 45


H.M. PAYSON & CO. CONTACT:
Joel Harris, Marketing Coordinator, (207) 772-3761

                            AUSTIN GLOBAL EQUITY FUND

--------------------------------------------------------------------------------


Investment Advisor:                         Account Information and
    Austin Investment Management, Inc.      Shareholder Servicing:
    375 Park Avenue, Suite 2102                  Forum Shareholder Services, LLC
    New York, New York 10152                Two Portland Square
    (212) 888-9292                               Portland, Maine  04101
                                                 207-879-0001
                                                 800-754-8759

                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 1, 1998

Austin Global Equity Fund (the "Fund') is a series of Forum Funds (the "Trust"), a registered open-end investment company. This Statement of Additional Information ("SAI") supplements the Prospectus dated August 1, 1998 offering shares of the Austin Global Equity Fund (the "Fund") and should be read only in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting Forum Shareholder Services, LLC at the address listed above.


                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

      1.       General......................................................
      2.       Investment Policies..........................................
      3.       Additional Investment Policies...............................
      4.       Performance Data.............................................
      5.       Management...................................................
      6.       Determination of Net Asset Value.............................
      7.       Portfolio Transactions.......................................
      8.       Additional Purchase and

                 Redemption Information.....................................

      9.       Tax Matters..................................................
      10.      Other Matters................................................

      Appendix A - Control Persons and Principal Holders of Securities...... A-1
      Appendix B - Description of Securities Ratings


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

1.       GENERAL

THE TRUST. The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Board of Directors ("Board"), without shareholder approval, has the authority to issue an unlimited number of shares of beneficial interest with no par value per share and create separate classes of shares with each series (such as Investor and Institutional Shares). The Trust currently offers shares of 23 series. The series of the Trust are as follows:

Investors Bond Fund                           Oak Hall Small Cap Contrarian Fund
TaxSaver Bond Fund                            Austin Global Equity Fund
Investors High Grade Bond Fund                Quadra Value Equity Fund
Maine Municipal Bond Fund                     Quadra Growth Fund
New Hampshire Bond Fund                       Polaris Global Value Fund
Daily Assets Government Fund                  Investors Equity Fund
Daily Assets Treasury Obligations Fund        Equity Index Fund
Daily Assets Cash Fund                        Small Company Opportunities Fund
Daily Assets Government Obligations Fund      International Equities Fund
Daily Assets Municipal Fund                   Emerging Markets Fund
Payson Value Fund                             Investors Growth Fund
Payson Balanced Fund

Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

As of July 1, 1998, the Officers and Directors of the Trust as a group owned less than 1% of the outstanding shares of the Fund. Also as of that date, Appendix A identifies all shareholders who own of record 5% or more of the outstanding shares of any of the Registrant's series.

DEFINITIONS. As used in this Statement of Additional Information, the following terms shall have the meanings listed:

"Board" means the Board of Trustees of Forum Funds.

"FAdS" means Forum Administrative Services, LLC.

"FAcS" means Forum Accounting Services, LLC.

"FFC" means Forum Financial Corp.

"FFSI" means Forum Financial Services, Inc.

"Adviser" " means Austin Investment Management, Inc.

"Fund" means Austin Global Equity Fund

"Fund Business Day" has the meaning ascribed thereto in the current Prospectus of the Fund.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"Trust" means Forum Funds, a Delaware business trust.

"U.S. Government Securities" has the meaning ascribed thereto by the current Prospectus of the Fund.

"1940 Act" means the Investment Company Act of 1940, as amended.

2.  INVESTMENT POLICIES


         The Fund's investment adviser, Austin Investment Management, Inc. (the "Adviser"), in determining the composition of the Fund's portfolio, seeks to distribute investments among various countries, including the United States, and various geographic regions. In making investment decisions, the Adviser considers many factors, including: prospects for economic growth among the various countries; relative amounts of capital invested in foreign countries; expected levels of inflation; government policies influencing business conditions; outlooks for relative currency exchange rates in the future; and the range of investment opportunities available.

INVESTMENT IN FOREIGN SECURITIES

The Fund invests primarily in issuers based in the United States, Europe, Japan and the Pacific Basin. The European and Pacific Basin countries in which issuers will be based are primarily those of Western Europe, such as the United Kingdom, Germany, France, Italy and the Scandinavian countries, and South Korea, Australia and New Zealand.

Foreign securities are generally purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign securities markets are generally not as developed or efficient as those in the United States, and securities of foreign companies may be less liquid and more volatile than securities of comparable United States companies. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Foreign countries may place limitations on the removal of funds or other assets of the Fund, and diplomatic developments could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, self-sufficiency of natural resources and balance of payments position.

The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for the shareholder's proportionate share of foreign taxes paid by the Fund. (See "Tax Matters.")

Although the Fund values its assets daily in terms of U.S. dollars, it will not normally convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (commonly known as the "spread") between the price at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Investors should understand that the expense ratio of the Fund can be expected to be higher than that of other investment companies investing solely in domestic securities due to, among other things, the greater cost of maintaining the custody of foreign securities and higher transaction charges, such as stamp duties and turnover taxes that may be associated with the purchase and sale of portfolio securities.

RATINGS AS INVESTMENT CRITERIA


Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to corporate bonds, including convertible securities by Moody's and S&P is included in Appendix B to this Statement of Additional Information. The Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.


CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

WARRANTS

The Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign companies will usually involve currencies of foreign countries. In addition, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. Accordingly, the value of the assets of the Fund as measured in United States dollars may be affected by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Fund. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

The Fund may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, the Fund may enter into forward currency contracts in connection with existing portfolio positions. For example, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Fund to incur losses on these contracts and transaction costs. The Adviser does not intend to enter into forward contracts on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 25% of the value of its total assets committed to such contracts or the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

At or before the settlement of a forward currency contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global, around-the-clock market.

When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government Securities (as defined in the Prospectus) or other liquid assets in a segregated account with its custodian in the prescribed amount.

HEDGING STRATEGIES

As discussed in the Prospectus, the Adviser may engage in certain options and futures strategies to attempt to hedge the Fund's portfolio. The instruments in which the Fund may invest include (i) options on securities, stock indexes and foreign currencies, (ii) stock index and foreign currency futures contracts ("futures contracts"), and (iii) options on futures contracts. Use of these instruments is subject to regulation by the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which options and futures are traded, and the Commodities Futures Trading Commission (the "CFTC").

The various strategies referred to herein and in the Fund's Prospectus are intended to illustrate the type of strategies that are available to, and may be used by, the Adviser in managing the Fund's portfolio. No assurance can be given, however, that any strategies will succeed.

The Fund will not use leverage in its hedging strategies. In the case of transactions entered into as a hedge, the Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. The Fund will not enter into a hedging strategy that exposes the Fund to an obligation to another party unless it owns either (1) an offsetting ("covered") position or (2) cash, U.S. Government Securities or other liquid assets with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

The Fund is subject to the following restrictions in its use of options and futures contracts. The Fund will not (i) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged through the use of options or futures contracts,
(ii) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets, or (iii) purchase call options if, as a result, the current value of options premiums for options purchased would exceed 5% of the Fund's total assets.

OPTIONS STRATEGIES

The Fund may purchase put and call options written by others and write (sell) put and call options covering specified securities, stock index-related amounts or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency or security. The Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities.

The Fund may purchase call options on equity securities that the Adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Fund may write covered call options. The Fund may write call options when the Adviser believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs. The Fund may write covered put options only to effect closing transactions.

The Fund may purchase and write put and call options on stock indices in much the same manner as the equity security options discussed above, except that stock index options may serve as a hedge against overall fluctuations in the securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using stock index options will depend on the extent to which price movements in the stock index selected correlate with price movements of the securities which are being hedged. Stock index options are settled exclusively in cash.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

The Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Options Strategies" above and "Foreign Currency Forward Transactions" which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

The Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Fund. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

         (1) The successful use of options depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of a stock index option, fluctuations in the market sector represented by the index.

         (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

         (3) A position in an exchange-listed option may be closed out only on an exchange which provides a market for identical options. Most exchange-listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, the Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by the Fund may result in material losses to the Fund.

         (4) The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

FUTURES STRATEGIES

A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, securities or currencies as called for in the contract at a specified future date and at a specified price. For stock index futures contracts, delivery is of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the time of the contract and the close of trading of the contract.

The Fund may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of the Fund's securities. To the extent that the Fund's portfolio correlates with a given stock index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. The Fund may purchase a stock index futures contract if a significant market or market sector advance is anticipated. These purchases would serve as a temporary substitute for the purchase of individual stocks, which stocks may then be purchased in the future.

The Fund may purchase call options on a stock index future as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual stock, in that it can be used as a temporary substitute for a position in the stock itself. The Fund may purchase a call option on a stock index future to hedge against a market advance in stocks which the Fund planned to acquire at a future date. The Fund may also purchase put options on stock index futures contracts. These purchases are analogous to the purchase of protective puts on individual stocks, where a level of protection is sought below which no additional economic loss would be incurred by the Fund. The Fund may write covered call options on stock index futures contracts as a partial hedge against a decline in the prices of stocks held in the Fund's portfolio. This is analogous to writing covered call options on securities.

The Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, the Fund may sell foreign currency futures contracts when the Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Fund's foreign securities holdings. The Fund may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Fund against such increase. The Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING

No price is paid upon entering into futures contracts; rather, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts on broad-based stock indices can currently be entered into with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange, the Value Line Composite Stock Index on the Kansas City Board of Trade and the Major Market Index of the Chicago Board of Trade.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In such event, it may not be possible for the Fund to close a position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. In addition:

         (1) Successful use by the Fund of futures contracts and related options will depend upon the Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

         (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged securities or currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying securities or currencies which causes this situation to occur. As a result, a correct forecast of general market trends still may not result in successful hedging through the use of futures contracts over the short term.

         (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

         (4) Like other options, options on futures contracts have a limited life. The Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

         (6) The Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

         (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Fund may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

The Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. The Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section
4.5 of the rules of the CFTC. Under that section the Fund would be permitted to purchase such futures or options contracts only for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however, that in addition, with respect to positions in commodity futures and option contracts not for bona fide hedging purposes, the Fund represents that the aggregate initial margin and premiums required to establish these positions (subject to certain exclusions) will not exceed 5% of the liquidation value of the Fund's assets after taking into account unrealized profits and losses on any such contract the Fund has entered into.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York ("primary dealers") or one of the largest 100 commercial banks in the United States.

Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS


The Fund may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. When the Fund enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of the security, although delivery and payment occur at a later date. To facilitate such acquisitions, the Fund will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments.


At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. The value of the fixed income securities to be delivered in the future will fluctuate as interest rates and the credit of the underlying issuer vary. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. The Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than purchase the security. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation.

To the extent the Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to dispose of the right to acquire these securities before the settlement date if deemed advisable.

The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities which it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to the current market values.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. The Fund will establish and maintain with its custodian a separate account with cash, U.S. Government Securities or other liquid assets in an amount at least equal to such commitments. No when-issued or forward commitments will be made by the Fund if, as a result, more than 10% of the value of the Fund's total assets would be committed to such transactions.

INVESTMENT COMPANY SECURITIES

In connection with managing its cash positions, the Fund may invest in the securities of other investment companies that are money market funds within the limits proscribed by the Investment Company Act of 1940 ("1940 Act"). The Fund may invest up to 10% of the value of its net assets in the securities of money market funds. In addition to the Fund's expenses (including the various fees), as a shareholder in another investment company, a Fund would bear its pro rata portion of the other investment company's expenses (including fees).

TEMPORARY DEFENSIVE POSITION

The cash or cash equivalents in which the Fund may invest include (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that are members of the Federal Deposit Insurance Corporation and whose short term ratings are rated in one of the two highest rating categories by S&P or Moody's or, if not rated by those agencies, determined by the Adviser to be of comparable quality, (iii) commercial paper of prime quality rated A-2 or higher by S&P or Prime-2 or higher by Moody's or, if not rated by those agencies, determined by the Adviser to be of comparable quality, and (iv) repurchase agreements covering any of the securities in which the Fund may invest directly.


3.  ADDITIONAL INVESTMENT POLICIES

The Investment objective and all investment policies of the Fund that are designed as fundamental may be changed only with the approval of the holders a majority of the outstanding voting securities of the Fund. A majority of outstanding voting securities means the lesser of (1) 67% of the shares presented or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented, or (2) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies are not fundamental and may be changed by the Trust's Board without approval by the shareholders of the Fund.

In addition to the fundamental policies identified in the Prospectus, the Fund has adopted the following fundamental investment limitations, which may not be changed without shareholder approval. The Fund may not:


         (1) Borrow money, except that the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets.

         (2) Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

         (3) With respect to 75% of the value of its total assets, purchase securities, other than U.S. Government Securities, of any one issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer, or (b) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer.

         (4) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

         (5) Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of debt securities which are otherwise permissible investments.

         (6) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

         (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).


         (8) Issue any senior security(as  defined in the 1940 Act), except that
(a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire securities to the extent otherwise permitted by its investment policies, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act.

In addition to the nonfundamental policies identified in the Prospectus, the Fund has also adopted the following nonfundamental investment limitations that may be changed by the Trust's without shareholder approval. The Fund:


         (a) May borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made; provided that any such temporary or emergency borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

         (b) May not pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

         (c) May not invest in securities of another registered investment company, except in connection with a merger, consolidation, acquisition or reorganization; and except that the Fund may invest in money market funds and privately-issued mortgage related securities to the extent permitted by the 1940 Act.

         (d) May not purchase securities on margin, or make short sales of securities (except short sales against the box), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.


         (e) May not purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding or borrow money, except for temporary or emergency purposes (including the meeting of redemption requests), in an amount exceeding 5% of the value of the Fund's total assets.

         (f) May not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than (i) 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the Securities Act of 1933 ("Restricted Securities") or (ii) 10% of the Fund's total assets would be invested in Restricted Securities. Except as required by the 1940 Act, whenever an amended or restated investment policy or limitation states a maximum percentage of the Fund's assets that may be invested, such percentage limitation will be determined immediately after and as a result of the acquisition of such security or other asset. Any subsequent change in values, assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies or limitations.

4.  PERFORMANCE DATA


The Fund may quote performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's net asset value, yield and total return will fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.


Total return information for the Fund as of March 31, 1998 is set forth in the following table:

                                                       Total Return
                                         Total Return      Since
                                            1 Year       Inception*

         Austin Global Equity Fund          39.88%         17.26%


* Austin Global Equity Fund commenced operations on December 8, 1993.

In advertising performance, the Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). Each Fund may also compare any of its performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performances over past time periods such as those published by Ibbotson Associates. In addition, the Funds may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


TOTAL RETURN CALCULATIONS

The Fund may advertise total return. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

         P(1+T)n = ERV; where:

                  P = a hypothetical initial payment of $1,000; T = average annual total return;
                  n = number of years;  and
                  ERV = ending redeemable value

ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.


In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, as series or investments, and/or a series of redemptions. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.


Period total return is calculated according to the following formula:

         PT = (ERV/P-1); where:

                  PT = period total return;
                  The other definitions are the same as in average annual total return above.


Investors who purchase and redeem shares of the Fund through a customer account maintained at a Processing Organization may be charged one or more of the following types of fees as agreed upon by the Processing Organization and the investor, with respect to the customer services provided by the Processing
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of the Fund for those investors.


OTHER ADVERTISING MATTERS

The Fund may also include various information in their advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) background information regarding the Fund's Adviser and biographical descriptions of the management staff of the Adviser; (7) summaries of the views of the Adviser with respect to the financial markets; (8) background information regarding the Trust; (9) the results of a hypothetical investment in a fund over a given number of years, including the amount that the investment would be at the end of the period; (10) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (11) the net asset value, net assets or number of shareholders of the Fund as of one or more dates.

5  MANAGEMENT

TRUSTEES AND OFFICERS

THE TRUST


The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.


John Y. Keffer,* Trustee, Chairman and President (age 54)

          President , Forum Financial Group, LLC (mutual fund services company holding company)., Mr. Keffer is a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 55)


          Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.


James C. Cheng, Trustee (age 56)


          President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.


J. Michael Parish, Trustee (age 54)

          Partner at the law firm of Reid & Priest L.L.P. since 1995. From 1989 to 1995, he was a partner at Winthrop, Stimson, Putnam & Roberts. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 West 57th Street, New York, New York 10019.

Mark D. Kaplan, Vice President (age 42)

          Director, Investments, Forum Financial Group, LLC with which he has been associated since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Stacey Hong, Treasurer (age 32)

          Director, Fund Accounting, Forum Financial Group, LLC, with which he has been associated since April 1992. Prior thereto, Mr. Hongwas a Senior Accountant at Ernst & Young, LLP. His address is Two Portland Square, Portland, Maine 04101.

Max Berueffy,  Secretary (age 46)

          Senior Counsel, Forum Financial Group, LLC, with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provided services. His address is Two Portland Square, Portland, Maine 04101.

Leslie K. Klenk, Assistant Secretary (age 33)

          Assistant Counsel, Forum Financial Group, LLC, with which she has been associated since April 1998. Prior thereto, Ms. Klenk was Vice President and Associate General Counsel of Smith Barney Inc. Ms. Klenk also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

Pamela Stutch, Assistant Secretary (age 31).

          Fund Administrator, Forum Financial Group, LLC, with which she has been associated since May 1998. Ms. Stutch attended Temple University School of Law and graduated in 1997. Ms. Stutch was also a legal intern for the Maine Department of the Attorney General. Ms. Stutch also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEE COMPENSATION

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) plus $100 per active portfolio of the Trust and is paid $1,000 for each committee meeting attended on a date when a Board meeting is not held. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.


The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended March 31, 1998.


                                                           Accrued           Annual
                                        Aggregate          Pension        Benefits Upon       Total
         Trustee                      Compensation        Benefits         Retirement      Compensation
         -------                      ------------        --------         ----------      ------------
         Mr. Keffer                       None              None              None             None
         Mr. Azariadis                  $9,718.64           None              None           $9,718.64
         Mr. Cheng                      $9,718.64           None              None           $9,718.64
         Mr. Parish                     $9,718.64           None              None           $9,718.64

TRUSTEE COMPENSATION FOR CORE TRUST (DELAWARE)

Each of the Trustees of the Trust is also a Trustee of Core Trust (Delaware), a registered, open-end management investment company ("Core Trust"). Each Trustee of Core Trust (other than John Y. Keffer, who is an interested person of Core Trust) is paid $1,000 for each Core Trust Board meeting attended (whether in person or by electronic communication) plus $100 per active portfolio of Core Trust and is paid $1,000 for each committee meeting attended on a date when a Core Trust Board meeting is not held. To the extent a meeting relates to only certain portfolios of Core Trust, trustees are paid the $100 fee only with respect to those portfolios. Core Trust trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Core Trust Board.

THE ADVISER

Pursuant to an Investment Advisory Agreement with the Trust , the Fund's investment adviser, Austin Investment Management, Inc. (furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. Subject to the general supervision of the Board, the Adviser is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objectives and reviewing the investments, investment strategies, and policies of the Fund. In this regard, it is the responsibility of the Adviser to make decisions relating to the Fund's investments and to place purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. The Adviser also furnishes to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Fund.

The Investment Advisory Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually (1) by the Board or by a majority vote of the shareholders and (2) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party. The Investment Advisory Agreement is terminable without penalty by the Trust or by majority vote of the shareholders on 60 days' written notice to the Adviser or by the Adviser on 60 days' written notice to the Trust and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Fund, the Adviser shall not be liable for any mistake of judgment or in any event except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Investment Advisory Agreement.

The Investment Advisory Agreement provides that the Adviser may render services to others. The Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in the Fund. In some instances the Adviser may elect to credit against any investment management fee received from a client who is also a shareholder in the Fund an amount equal to all or a portion of the fees received by the Adviser or any affiliate of the Adviser from the Fund with respect to the client's assets invested in the Fund.

The Adviser has agreed to reimburse the Trust for certain of the Fund's operating expenses which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Trust may elect not to qualify its shares for sale in every state. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by the Adviser monthly. Subject to the obligations of the Adviser to reimburse the Trust for its excess expenses, the Trust has, under the Investment Advisory Agreement, confirmed its obligation to pay all its other expenses. The Fund believes that currently the most restrictive expense ratio limitation imposed by any state is 2-1/2% of the first $30 million of the Fund's average net asset, 2% of the next $70 million of its average net assets and 1-1/2% of its average net assets in excess of $100 million.

For its services under the Investment Advisory Agreement, the Adviser receives a fee at an annual rate of 1.5% of the average net daily assets of the Fund. The following table shows the dollar amount of fees payable under the Investment Advisory Agreement between the Trust and Austin Investment Management, Inc., the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Advisor. The data is for the past three years.

                                        Advisory Fee Payable       Advisory Fee Waived       Advisory Fee Retained
Austin Global Value Fund

Year Ended March 31, 1998             $195,053                  $24,463                    $170,590
Year Ended March 31, 1997             $118,156                  $69,562                    $48,594
Year Ended June 30, 1996              $142,592                  $71,022                    $71,570

THE ADMINISTRATOR

Pursuant to an Administration Agreement with the Trust,, Forum Administrative Services, LLC ("FAdS") acts as the administrator to the Trust on behalf of the Fund. As administrator, FAdS provides management and administrative services necessary to the operation of the Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent, fund accountant and custodian and arranging for maintenance of books and records of the Trust) and provides the Trust with general office facilities.. FAdS also provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of FAdS, the Adviser or their respective affiliates. In addition, under the Agreement, FAdS is directly responsible for managing the Trust's regulatory and legal compliance and overseeing the preparation of its registration statement.

The Administration Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually (1) by the Board or by majority vote of the shareholders and (2) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement may be terminated with respect to the Fund, without payment of a penalty, by the Board or FAdS on 60 days' written notice. The Administration Agreement provides that FAdS shall not be liable for any action or inaction taken in the administration or management of the Trust, except for willful misfeasance, bad faith, gross negligence, or reckless disregard in the performance of its duties under the Administration Agreement.

Until May 31, 1994, Stone Bridge Trust Company ("SBTC"), as administrator, and Forum Financial Services, Inc. ("FFSI"), as sub-administrator, supervised the overall management of the Fund, which was then a series of The Stone Bridge Funds, Inc., a registered management investment company (the "Company"), including the administrative duties described above, pursuant to a Co-Administration Agreement and a Distribution and

Administration Agreement, respectively. Effective June 1, 1994, the Company entered into an Administration and Distribution Agreement with FFSI under which FFSI provided the administration and distribution services it has provided since the Fund's inception and assumed the administrative responsibilities formerly performed by SBTC. As of November 25, 1996, administrative services were provided to the Fund pursuant to a Management and Distribution Agreement between the Trust and FFSI. Effective June 19, 1997, administrative services are provided by FAdS under the current Administration Agreement with the Trust.

For the fiscal years ending March 31, 1998 and 1997 and June 30, 1996, the total administration fees paid were $32,509, $19,693, and $23,765, respectively.

THE DISTRIBUTOR

Pursuant to a Distribution Agreement with the Trust, FFSI acts as distributor of the Fund's shares The Distributor is under no obligation to sell a specific amount of Fund shares. All subscriptions of shares obtained by FFSI are directed to the Trust for acceptance and are not binding on the Trust until accepted.

The Distribution Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually (1) by the Board or by majority vote of shareholders and (2) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party and do not have any direct or indirect financial interest in the Distribution Agreement.


The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fundby vote of the Fund's shareholders or by either party to the agreement on 60 days' written notice to the Trust. The Distribution Agreement also provides that FFSI shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.


FFSI may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

On May 19, 1998, the Board terminated a distribution plan previously adopted by the Board in accordance with Rule 12b-1 under the 1940 Act ("Plan"). The Plan required the Trust and FFSI to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by FFSI pursuant to the Plan and identifying the distribution activities for which those expenditures were made. For the fiscal year ended March 31, 1998, the Plan did not incur any expenses.

THE TRANSFER AGENT

Pursuant to a Transfer Agency and Services Agreement with the Trust dated May 19, 1998, Forum Shareholder Services, LLC ("FSS") acts as transfer agent and dividend disbursing agent of the Trust. FSS became the transfer agent effective January 1, 1998 when it succeeded to the transfer agency business of Forum Financial Corp. (FSS and Forum Financial Corp. are commonly controlled entities).

The Transfer Agency and Services Agreement will remain in effect for a period of one year and will continue in effect thereafter only if its continuance is specifically approved at least annually (1) by the Board or by majority vote of the shareholders and (2) by a majority of the Trustees who are not parties to the respective agreement or interested persons of any such party. The Transfer Agency and Services Agreement may also be terminated on 60 days written notice by either the Board or FSS. The Transfer Agency and Services Agreement also provides that FSS shall not be liable for any action, failure, or omission except for willful misfeasance, bad faith, and gross negligence in the performance of its duties under the Transfer Agency and Services Agreement. Among the responsibilities of FSS as agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FSS or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. FSS or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FSS with respect to assets of those customers or clients invested in the Funds. FSS, FAdS or sub-transfer agents or processing agents retained by FSS may be Processing Organizations (as defined in the Prospectus) and, in the case of sub-transfer agents or processing agents, may also be affiliated persons of FSS or FAdS.

For its services, FSS receives with respect to the Fund an annual fee of $12,000 plus $25 per shareholder account. FFC served as the transfer agent for the Trust pursuant to similar terms and compensation as FSS.

THE FUND ACCOUNTANT

Pursuant to a Fund Accounting Agreement with the Trust dated June 19, 1997, Forum Accounting Services, LLC ("FAcS") provides the Fund with portfolio accounting, including the calculation of the Fund's net asset value. Prior to June 19, 1997, accounting services were provided to the Trust by FFC.

The Fund Accounting Agreement will remain in effect for a period of one year and will continue in effect thereafter only if its continuance is specifically approved at least annually (1) by the Board or by majority vote of the shareholders and (2) by a majority of the Trustees who are not parties to the respective agreement or interested persons of any such party. The Fund Accounting Agreement may also be terminated on 60 days written notice by either the Board or FAcS. The Fund Accounting Agreement also provides that FAcS shall not be liable for any action or inaction taken except for willful misfeasance, bad faith ,gross negligence, or reckless disregard in the performance of its duties under the Fund Accounting Agreement. For services provided under the Fund Accounting Agreement, FAcS receives and FFC received with respect to the Fund an annual fee of $36,000 plus certain surcharges depending upon the amount and type of the Fund's portfolio transactions and positions. For fiscal years ending March 31, 1998 and 1997 and June 30, 1996, the accounting fees were $36,000, $27,000, and $39,000, respectively.


4.  DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of the Fund as of 4:00 P.M., Eastern time, on Fund Business Days (as defined in the Prospectus), by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. The Trust does not determine net asset value on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Securities listed or traded on United States or foreign securities exchanges are valued at the last quoted sales prices on such exchanges prior to the time when assets are valued. Securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed best to reflect market value. Listed securities that are not traded on a particular day, and securities regularly traded in the over-the-counter market, are valued at the price within the limits of the latest available current bid and asked prices deemed best to reflect market value. In instances where market quotations are not readily available, the security is valued in a manner intended to reflect its fair value. All other securities and assets are valued in a manner determined to reflect their fair value. For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean of the bid and asked prices of such currencies against the United States dollar last quoted by any major bank.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund Business Day in New York. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Fund Business Days in New York and on which the Fund's net asset value is not calculated. Calculation of the net asset value per share of the Fund does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange, Inc. will not be reflected in the Fund's calculation of net asset value unless it is deemed that the particular event would materially affect net asset value, in which case an adjustment will be made.

5.  PORTFOLIO TRANSACTIONS

The Fund generally will effect purchases and sales through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on foreign stock exchanges these commissions are generally fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed fixed commission or discount. Where transactions are executed in the over-the-counter market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases the Fund will attempt to negotiate best execution.

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with Fund transactions, the Adviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Adviser may also take into account payments made by brokers effecting transactions for the Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay.

In addition, the Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis may be used by the Adviser in connection with services to clients other than the Fund, and the Adviser's fee is not reduced by reason of the Adviser's receipt of the research services.

Investment decisions for the Fund will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies and accounts managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


The Fund contemplates that, consistent with the policy of obtaining best net results, brokerage transactions may be conducted through the Adviser's affiliates, affiliates of those persons or FFSI. The Advisory Agreement authorizes the Adviser to so execute trades. The Board has adopted procedures in conformity with applicable rules under the Investment Company Act to ensure that all brokerage commissions paid to these persons are reasonable and fair. For the fiscal years ended March 31, 1998 and 1997 and June 30, 1996 , the aggregate brokerage commissions incurred by the Fund were $19,974, $11,976, and $22,929, of which 0% ($0.00) was paid in each year to American Securities Corporation, an affiliate of the Adviser. During those periods, 0.0% of the total dollar amount of transactions by the Fund involving the payment of commissions were effected through American Securities Corporation.

6.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund are sold on a continuous basis by FFSI at net asset value without any sales charge. As of March 31, 1998, the Fund's net asset value per share was $16.27%.

REDEMPTIONS IN KIND


Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partly in portfolio securities if the Board determines economic conditions exist which would make payment in cash detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus from time to time.

Shareholders' rights of redemption may not be suspended, except (i) for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, (ii) for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.


EXCHANGE PRIVILEGE

The exchange privilege permits shareholders of the Fund to exchange their shares for Investor shares of the Daily Asset Government Fund, a money market fund of the Trust (the "Daily Assets Fund"). For Federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.

By use of the exchange privilege, the shareholder authorizes FSS to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by FSS to be genuine. The records of FSS of such instructions are binding. Proceeds of an exchange transaction may be invested in the Daily Assets Fund in the name of the shareholder.

Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction. Shares of the Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of the Daily Assets Fund. The terms of the exchange privilege are subject to change, and the privilege may be terminated by the Daily Assets Fund or the Trust. However, the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.


8.  TAX MATTERS

FOREIGN INCOME TAXES

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined.

U.S. FEDERAL INCOME TAXES

The Fund intends for each taxable year to qualify for tax treatment as a "regulated investment Trust" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment.

Income received by the Fund from sources within various foreign countries may be subject to foreign income tax. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to that election, shareholders would be required: (i) to include in gross income, even though not actually received, their respective pro-rata share of foreign taxes paid by the Fund; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or, subject to certain limitations, to use it as a foreign tax credit against federal income taxes (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

The Fund may or may not meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid. Each shareholder will be notified after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of (i) the foreign taxes paid, and
(ii) the Fund's gross income from foreign sources. Shareholders who are not liable for Federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any "pass through" of foreign taxes.

For Federal income tax purposes, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of (i) foreign currencies, (ii) debt securities denominated in a foreign currency, or (iii) a forward contract denominated in a foreign currency, which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the assets and the date of disposition also are treated as ordinary gain or loss.

The use of certain hedging strategies such as writing and purchasing options, futures contracts and options on futures contracts and entering into foreign currency forward contracts and other foreign instruments, involves complex rules that will determine for income tax purposes the character and timing of recognition of income received by the Fund in connection therewith.

Dividends out of net ordinary income and distributions of net short-term capital gain are eligible, in the case of corporate shareholders, for the dividends-received deduction, subject to proportionate reduction of the amount eligible for deduction if the aggregate qualifying dividends received by the Fund from domestic corporations in any year are less than 100% of its gross income (excluding long-term capital gain from securities transactions). A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund more than 45 days. Furthermore, provisions of the tax law disallow the dividends-received deduction to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

9.  OTHER MATTERS

COUNSEL

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005.


CUSTODIAN

Pursuant to a Custodian Agreement, BankBoston,N.A. (formerly The First National Bank of Boston), 100 Federal Street, Boston, MA 02106, acts as the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, determining income and collecting interest on Fund investments.

INDEPENDENT AUDITORS


Deloitte & Touche, LLP, 125 Summer Street, Boston, Massachusetts, 02110, independent auditors, have been selected as auditors for the Trust.

                                   APPENDIX A

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of July 1, 1998, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned more than 5% of each Fund. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
                                                                       ------------               -------------
OAK HALL SMALL CAP CONTRARIAN FUND
----------------------------------

Maryann Wolf                                                              13.30%                   40,946.955
55 Central Park West Apt 12-13
New York  NY  10023

Simeon Gold & Heide Gold, Jt. Ten.                                         9.05%                   27,856.149
136 East 76th Street Apt. 10F
New York  NY  10021

Jane Levy                                                                  5.73%                   17,622.969
320 West 87th Street Apt. 3W
New York  NY  10024

Bank of Boston, IRA Custodian                                              5.70%                   17,553.097
FBO Maryann Wolf
55 Central Park West Apt. 12-13
New York  NY  10023

WR Family Associates 401K Plan Option                                      5.48%                   16,870.661
Attn: Olga M. Dimmini
122 East 42nd Street, Suite 2400 New York, NY 10168-002




                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
DAILY ASSETS GOVERNMENT FUND                                           ------------               -------------
INSTITUTIONAL  SHARES
---------------------

H M Payson & Co. Custody Account                                          56.56%                 18,033,015.150
FBO Customer Funds Under Mgmt
P.O. Box 31
Portland  ME  04112


H M Payson & Co. Trust Account                                            43.44%                 13,850,465.390
FBO Trust Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

DAILY ASSETS GOVERNMENT FUND
INSTITUTIONAL SERVICE SHARES

Bank of Boston, IRA Rollover Custodian                                    16.52%                  826,387.330
FBO Merne E. Young Rollover
18751 San Rufino
Irvine, CA 92612

Casa Colina Centers for Rehabilitation                                    15.90%                  795,276.550
Foundation Smith Family Care Fund
Attn: Kristy Hurley
2850 N. Garey Avenue
P.O. Box 6001
Pomona, CA 91769-6001                                                     15.90%                  795,276.550

Lansdowne Parking Associates LP                                            9.99%                  499,939.120
c/o Meredith Management
29 Crafts Street #300
Newton, MA 02158

DAILY ASSETS GOVERNMENT FUND
INVESTORS SHARES

Forum Administrative Services, LLC                                         100%                     100.920
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101


DAILY ASSETS CASH FUND
INSTITUTIONAL SHARES
--------------------

Allagash & Co.                                                            46.30%                 12,236,932.890
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477



                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED              OF FUND OWNED
DAILY ASSETS CASH FUND                                                 ------------              -------------
INSTITUTIONAL SHARES CON'T

H M Payson & Co. Custody Account                                          34.44%                 9.101,914.440
FBO Customer Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

H M Payson & Co. Trust Account                                            19.27%                 5,092,100.590
FBO Trust Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES

Cutler Approved List Equity Fund                                          18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Sound Shore Fund                                                          18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Small Cap Value Fund                                                  18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Cutler Equity Income Fund                                                 18.12%                  951,550.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM All Cap Value Fund                                                     9.45%                  496,164.720
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Mid Cap Value Fund                                                     5.70%                  299,263.830
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101




                                                                       PERCENTAGE OF               AMOUNT OF
                                                                       SHARES OWNED               SHARES OWNED
                                                                       ------------               ------------
DAILY ASSETS CASH FUND
INVESTORS SHARES

Forum Administrative Services, Inc.                                        100%                     101.200
Two Portland Square
Portland, ME 04101



DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SHARES
--------------------

Allagash & Co.                                                            72.89%                 11,915,149.240
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Babb & Co. #02-6004105                                                    26.73%                 4,368,592.160
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SERVICE SHARES

Dirigo Drywall Assoc.                                                     22.89%                  682,716.350
225 Riverside Street
Portland, ME 04103

Cutler Approved List Equity Fund                                          19.58%                  583,950.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Sound Shore Fund                                                          19.58%                  583,950.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Small Cap Value Fund                                                  19.58%                  583,950,000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101




                                                                      PERCENTAGE OF                AMOUNT OF
                                                                       SHARES OWNED              SHARES OWNED
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                               ------------              ------------
INSTITUTIONAL SERVICE SHARES-CON'T

Cutler Equity Income Fund                                                 9.05%                   269,894.440
C/O Forum Financial Services, Inc.
Two Portland Square

CRM All Cap Value Fund                                                    6.23%                   185,729.030
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INVESTORS SHARES

Forum Administrative Services, LLC                                         100%                     100.900
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SHARES
--------------------

Babb & Co. #02-6004105                                                    46.72%                 9,494,221.860
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Allagash & Co.                                                            25.38%                 5,157,680.310
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Imperial Securities Corp.                                                 23.96%                 4,868,005.220
Attn: Jack Singer
9920 South La Cieniega Blvd 14th Fl
Inglewood, CA 90301



                                                                      PERCENTAGE OF                AMOUNT OF
                                                                      SHARES OWNED               SHARES OWNED
                                                                      ------------               ------------
DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SERVICE SHARES

Forum Financing                                                            100%                      5.000
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS MUNICIPAL FUND
INVESTOR SHARES

Forum Administrative Services, LLC                                        100%                      100.060
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SHARES
--------------------

Babb & Co. #02-6004105                                                   65.16%                 62,106,021.450
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

Allagash & Co.                                                           34.84%                 33,201,966.980
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SERVICE

Allagash & Co.                                                           99.10%                  1,657,595.720
c/o Bank of New Hampshire
P.O. Box 477
CONCORD, NH 03302-0477

INVESTORS BOND FUND
-------------------

Firstrust Co.                                                            72.38%                  5,714,958.415
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                        11.10%                   876,782.753
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456





                                                                      PERCENTAGE OF            AMOUNT OF SHARES
                                                                      SHARES OWNED               OF FUND OWNED
                                                                      ------------               -------------
FORUM TAXSAVER BOND FUND
------------------------

First Trust Co.                                                          49.33%                  1,717,000.264
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                        21.80%                   758,668.285
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456

Leonore Zusman Ttee                                                       6.03%                   209,963.557
Leonore Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Ct.
Englewood  OH  45322

Lawrence L. Zusman Ttee                                                   5.41%                   188,185.433
Lawrence L. Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Court
Englewood  OH  45322

HIGH GRADE BOND FUND

Babb & Co. #02-6004105                                                   99.76%                  3.451,019.518
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

NEW HAMPSHIRE BOND FUND

Independence Trust                                                       45.62%                   565,735.702
Attn: Linda Feliciano
200 Bedford Street 5th
Manchester, NH 03101




                                                                  PERCENTAGE OF SHARES         AMOUNT OF SHARES
                                                                      OF FUND OWNED              OF FUND OWNED
                                                                      -------------              -------------

PAYSON BALANCED FUND
--------------------

ALA & Co.                                                                15.49%                   258,329.088
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

Payse & Co.                                                              14.98%                   249,788.506
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

PAYSON VALUE FUND
-----------------

Payse & Co.                                                              21.90%                   208,621.301
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

ALA & Co.                                                                18.09%                   172,271.808
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

INVESTORS EQUITY FUND
---------------------

Babb & Co. #02-6004105                                                   94.40%                  2,383,117.225
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Allagash & Co.                                                            5.18%                   130,658.987
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302





                                                                  PERCENTAGE OF SHARES         AMOUNT OF SHARES
                                                                      OF FUND OWNED              OF FUND OWNED
                                                                      -------------              -------------
INTERNATIONAL EQUITY FUND
-------------------------

Forum Financing                                                          67.80%                     500.000
Forum Financial Group
Two Portland Square
Portland  ME  04101

Donaldson, Lufkin & Jenrette Sec Corp.                                   32.20%                     237.417
Mutual Funds Dept. - 5th Floor
PO Box 2052
Jersey City  NJ  07303

INVESTORS GROWTH FUND
---------------------

Firstrust Co.                                                            99.95%                  3,013,520.631
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

EQUITY INDEX FUND
-----------------

Allagash & Co.                                                           99.27%                   440,772.554
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302

SMALL COMPANY OPPORTUNITIES FUND

Forum Administrative Services, LLC                                        100%                      500.000
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

EMERGING MARKETS FUND

Forum Financing                                                          65.52%                     500.00
Attn:  Corporate Accounting
Two Portland Square
Portland, ME 04101

Donald, Lufkin & Jenrette Securities Corp.                               34.48%                     263.158
Mutual Funds Dept.-5th Floor
P.O. Box 2052
Jersey City, NJ 07303



                                                                      PERCENTAGE OF            AMOUNT OF SHARES
                                                                      SHARES OWNED               OF FUND OWNED
                                                                      ------------               -------------
QUADRA VALUE EQUITY FUND
------------------------

Holly Melosi & Arturo R. Melosi TTEE                                     80.77%                   406,724.176
FBO Atrgur & Holly Magill Foundation
36 Woodland Way Circle
Greenville, SC 29601

HMK Enterprises, Inc.                                                    8.41%%                   42,337.003
800 South Street
Suite 355
Waltham  MA  02154

QUADRA GROWTH FUND
------------------

Holly Melosi & Arturo R. Melosi TTEE                                     77.64%                   454,757.022
FBO Arthur & Holly Magill Foundation
36 Woodland Way Circle
Greenville, SC 29601

John E. Rosenthal                                                         12.52                   73,322.092
1212 West Street
Carlisle, MA 01741-1428

POLARIS GLOBAL VALUE FUND
-------------------------

David Solomont                                                           11.39%                   271,791.712
c/o Utopia Inc.
200 Fifth Avenue
Waltham, MA 02154

DCGT TR                                                                   5.35%                   127,724.287
FBO Audrey Lewis-REG IRA
10 Rogers Street
Cambridge, MA 02142



                                   APPENDIX B


                        DESCRIPTION OF SECURITIES RATINGS


CORPORATE BONDS (INCLUDING CONVERTIBLE DEBT)

         (A)  MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

         Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

         (B)  STANDARD & POOR'S CORPORATION ("S&P")

         S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas, they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated `BB' have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated `B' have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated `CCC' have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating `C' is reserved for income bonds on which no interest is being paid.

Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated `D' are in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

PREFERRED STOCK

         (A)  MOODY'S

         Moody's rates preferred stock issues as follows:

An issue which is rated aaa is a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue which is rated "aa" is a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue which is rated "a" is an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue which is rated "baa" is a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue which is rated "ba" has speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.
Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated "c" can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

         (B)  STANDARD & POOR'S

         Standard & Poor's rates preferred stock issues as follows:

"AAA" is the highest  rating that is assigned by S&P to a preferred  stock issue
and  indicates  an  extremely   strong  capacity  to  pay  the  preferred  stock
obligations.

A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas if normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated "C" is a non-paying issue.

A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                      OAK HALL(R) SMALL CAP CONTRARIAN FUND

--------------------------------------------------------------------------------


Investment Advisor:                     Account Information and
    Oak Hall Capital Advisors, L.P.     Shareholder Servicing:
    122 East 42nd Street                         Forum Shareholder Services, LLC
    New York, New York 10005                     Two Portland Square
    (212) 455-9600                               Portland, Maine  04101

                                                 800-625-4255
                                                 207-879-0001
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 1998

Forum Funds (the "Trust") is a registered open-end investment company. This Statement of Additional Information ("SAI") supplements the Prospectus dated August 1, 1998 offering shares of Oak Hall Small Cap Contrarian Fund (the "Fund") (formerly, Oak Hall Equity Fund) and should be read only in conjunction with the Fund's Prospectus, a copy of which may be obtained without charge by contacting Forum Shareholder Services, LLC at the address listed above.


TABLE OF CONTENTS

                                                                          Page
                                                                          ----

   1.       General......................................................
   2.       Investment Policies..........................................
   3.       Additional Investment Policies...............................
   4.       Performance Data.............................................
   5.       Management...................................................
   6.       Determination of Net Asset Value.............................
   7.       Portfolio Transactions.......................................
   8.       Additional Purchase and
              Redemption Information.....................................
   9.       Tax Matters..................................................
   10.      Other Matters................................................

   Appendix A - Control Persons and Principal Holders of Securities         B-1
   Appendix B - Description of Securities Ratings                           A-1


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

1. GENERAL

THE TRUST

The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Board of Directors ("Board") without shareholder approval, has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create separate classes of shares within each series. The Trust currently offers shares of 23 series. The series of the Trust are as follows:

Investors Bond Fund                           Oak Hall Small Cap Contrarian Fund
TaxSaver Bond Fund                            Austin Global Equity Fund
High Grade Bond Fund                          Quadra Value Equity Fund
Maine Municipal Bond Fund                     Quadra Growth Fund
New Hampshire Bond Fund                       Polaris Global Value Fund
Daily Assets Government Fund                  Investors Equity Fund
Daily Assets Treasury Obligations Fund        Equity Index Fund
Daily Assets Cash Fund                        Small Company Opportunities Fund
Daily Assets Government Obligations Fund      International Equities Fund
Daily Assets Municipal Fund                   Emerging Markets Fund
Payson Value Fund                             Investors Growth Fund
Payson Balanced Fund

Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

As of July 1, 1998, the Officers and Directors of the Trust as a group owned less than 1% of the outstanding shares of the Fund. Also as of that date, Appendix A identifies all shareholders who own of record 5% or more of the outstanding shares of any of the Registrant's series.

DEFINITIONS

As used in this Statement of Additional Information, the following terms shall have the meanings listed:

"Board" means the Board of Trustees of Forum Funds.

"FAdS" means Forum Administrative Services, LLC.

"FAcS" means Forum Accounting Services, LLC.

"FFC" means Forum Financial Corp.

"FFSI" means Forum Financial Services, Inc.

"Adviser" " means Oak Hall Capital Advisors, L.P

"Fund" means Oak Hall(R) Small Cap Contrarian Fund

"Business Day" has the meaning ascribed thereto in the current Prospectus of the Fund.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"Trust" means Forum Funds, a Delaware business trust.

"U.S. Government Securities" has the meaning ascribed thereto by the current Prospectus of the Funds.

"1940 Act" means the Investment Company Act of 1940, as amended.

2.  INVESTMENT POLICIES


RATINGS AS INVESTMENT CRITERIA


Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to corporate bonds, including convertible securities by Moody's and S&P is included in Appendix B to this Statement of Additional Information. The Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. Oak Hall Capital Advisors, L.P. (the "Adviser") will consider such an event in determining whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

FOREIGN SECURITIES

The Fund may invest up to 30% of the value of its total assets in securities of foreign issuers, in American Depositary Receipts ("ADRs") and in securities denominated in foreign currencies (collectively, "Foreign Securities"). Investments in Foreign Securities involve certain risks, such as exchange rate fluctuations, political or economic instability of the issuer or the country of issue and the possible imposition of exchange controls, withholding taxes on dividends or interest payments, confiscatory taxes or expropriation. Securities registration, custody and settlements of Foreign Securities may in some instances be subject to delays and legal and administrative uncertainties. Foreign Securities may also be subject to greater fluctuations in price than securities of domestic corporations denominated in U.S. dollars. Foreign Securities and their markets may not be as liquid as domestic securities and their markets, and foreign brokerage commissions and custody fees are generally higher than those in the United States. In addition, less information may be publicly available about a foreign company than about a domestic company, and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to its permitted investments in Foreign Securities, currently the Fund limits the amount of its assets that may be invested in one country or denominated in one currency (other than the U.S. dollar) to 25%. The Fund may invest in sponsored and unsponsored ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.


CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.


The Fund will invest only in convertible debt that is rated "B" or higher by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Corporation ("S&P") and in preferred stock that is rated "b" or "B" or higher by Moody's and S&P, respectively. The Fund may purchase unrated convertible securities if the Adviser determines the security is comparable in credit quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. Securities in the lowest permissible rating categories are characterized by Moody's as generally lacking characteristics of a desirable investment and by S&P as being predominantly speculative. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interests of the Fund. Convertible securities which are rated B by Moody's and S&P generally lack characteristics of a desirable investment. Preferred securities which are rated B by S&P are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.


WARRANTS

The Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security. The Fund may not invest more than 2% of its net assets in warrants not traded on the American or New York Stock Exchange.

TEMPORARY DEFENSIVE POSITION


When the Adviser believes that business or financial conditions warrant, the Fund may assume a temporary defensive position. For temporary defensive purposes, the Fund may invest without limit in cash or in investment grade cash equivalents, including (1) short-term obligations of the U.S. Government and its agencies or instrumentalities ("U.S. Government Securities"), (2) prime quality certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars (or the equivalent in other currencies) and that are members of the Federal Deposit Insurance Corporation, (3i) prime commercial paper rated A-2 or higher by S&P or Prime-2 or higher by Moody's or, if not rated, determined by the Adviser to be of comparable quality, (iv) repurchase agreements covering any of the securities in which the Fund may invest directly and subject to the limits of the 1940 Act, and (5) money market mutual funds. During periods when the Fund has assumed a temporary defensive position, it is not pursuing its investment objective.


FOREIGN CURRENCY FORWARD CONTRACTS

Investments in foreign companies will usually involve currencies of foreign countries. In addition, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. Accordingly, the value of the assets of the Fund as measured in United States dollars may be affected by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Fund. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.


The Fund may utilize foreign currency forward contracts in order to hedge against uncertainty in the level of future foreign exchange rates. The Fund will not enter into these contracts for speculative purposes. The Fund may enter into foreign currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. These contracts involve a risk of loss if the Adviser fails to predict currency values correctly and also involve similar risks to those described under "Hedging Strategies." The Fund may also buy and sell foreign currency options and other derivatives, foreign currency futures contracts and options on those futures contracts. See "Hedging Strategies."


The Fund may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, the Fund may enter into forward currency contracts in connection with existing portfolio positions. For example, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Fund to incur losses on these contracts and transaction costs. The Adviser does not intend to enter into forward contracts on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 25% of the value of its total assets committed to such contracts or the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

At or before the settlement of a forward currency contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global, around-the-clock market.


Under normal circumstances, consideration of the prospect for currency parities will be incorporated in a longer term investment decision made with regard to overall diversification strategies. When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian in the prescribed amount.

HEDGING STRATEGIES


The Adviser may engage in certain options and futures strategies to attempt to hedge the Fund's portfolio. The instruments in which the Fund may invest include
(i) options on securities, stock indexes and foreign currencies, (ii) stock index and foreign currency futures contracts ("futures contracts"), and (iii) options on futures contracts. Use of these instruments is subject to regulation by the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which options and futures are traded, and the Commodities Futures Trading Commission (the "CFTC"). No assurance can be given, however, that any strategies will succeed.


The Fund will not use leverage in its hedging strategies. In the case of transactions entered into as a hedge, the Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. The Fund will not enter into a hedging strategy that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting ("covered") position or (2) cash, U.S. Government Securities or other liquid assets with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


The Fund is subject to the following restrictions in its use of options and futures contracts. The Fund will not: (1) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged through the use of options or futures contracts;
(2) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (3) purchase call options if, as a result, the current value of options premiums for options purchased would exceed 5% of the Fund's total assets.

OPTIONS STRATEGIES. The Fund may purchase put and call options written by others and write (sell) put and call options covering specified securities, stock index-related amounts or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency or security. The Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options, currently are treated as illiquid securities.

The Fund may purchase call options on equity securities that the Adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Fund may write covered call options. The Fund may write call options on behalf of the Fund when the Adviser believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs. The Fund may write covered put options only to effect closing transactions.

The Fund may purchase and write put and call options on stock indices in much the same manner as the equity security options discussed above, except that stock index options may serve as a hedge against overall fluctuations in the securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using stock index options will depend on the extent to which price movements in the stock index selected correlate with price movements of the securities which are being hedged. Stock index options are settled exclusively in cash.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS. The Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Foreign Currency Forward Transactions" which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Fund. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

         (1) The successful use of options depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of a stock index option, fluctuations in the market sector represented by the index.

         (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

         (3) A position in an exchange listed option may be closed out only on an exchange which provides a market for identical options. Most exchange listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, the Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by the Fund may result in material losses to the Fund.

         (4) The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

FUTURES STRATEGIES. A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, securities or currencies as called for in the contract at a specified future date and at a specified price. For stock index futures contracts, delivery is of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the time of the contract and the close of trading of the contract.

The Fund may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of the Fund's securities. To the extent that the Fund's portfolio correlates with a given stock index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. The Fund may purchase a stock index futures contract if a significant market or market sector advance is anticipated. These purchases would serve as a temporary substitute for the purchase of individual stocks, which stocks may then be purchased in the future.

The Fund may purchase call options on a stock index future as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual stock, in that it can be used as a temporary substitute for a position in the stock itself. The Fund may purchase a call option on a stock index future to hedge against a market advance in stocks which the Fund planned to acquire at a future date. The Fund may also purchase put options on stock index futures contracts. These purchases are analogous to the purchase of protective puts on individual stocks, where a level of protection is sought below which no additional economic loss would be incurred by the Fund. The Fund may write covered call options on stock index futures contracts as a partial hedge against a decline in the prices of stocks held in the Fund's portfolio. This is analogous to writing covered call options on securities.

The Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, the Fund may sell foreign currency futures contracts when the Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Fund's foreign securities holdings. The Fund may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Fund against such increase. The Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.


SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into futures contracts; rather, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.


Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts on broad-based stock indices can currently be entered into with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange, the Value Line Composite Stock Index on the Kansas City Board of Trade and the Major Market Index of the Chicago Board of Trade.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In such event, it may not be possible for the Fund to close a position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. In addition:

         (1) Successful use by the Fund of futures contracts and related options will depend upon the Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

         (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged securities or currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying securities or currencies which causes this situation to occur. As a result, a correct forecast of general market trends still may not result in successful hedging through the use of future contracts over the short term.

         (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

         (4) Like other options, options on futures contracts have a limited life. The Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

         (6) The Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

         (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Fund may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

REGULATORY COMPLIANCE WITH RESPECT TO COMMODITY FUTURES CONTRACTS
AND COMMODITY OPTIONS

The Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. The Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section
4.5 of the rules of the CFTC. Under that section the Fund would be permitted to purchase such futures or options contracts only for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however. that in addition, with respect to positions in commodity futures and option contracts not for bona fide hedging purposes, the Fund represents that the aggregate initial margin and premiums required to establish these positions (subject to certain exclusions) will not exceed 5% of the liquidation value of the Fund's assets after taking into account unrealized profits and losses on any such contract the Fund has entered into.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

The Fund may purchase portfolio securities on a when-issued and purchase or sell portfolio securities on forward commitment basis. When-issued or forward commitment transactions arise when securities are purchased by the Fund with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. When the Fund enters into a forward commitment transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of the security, although delivery and payment occur at a later date. To facilitate such acquisitions, the Fund will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments.

At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. The value of the fixed income securities to be delivered in the future will fluctuate as interest rates and the credit of the underlying issuer vary. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. The Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than purchase the security. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation.

To the extent the Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to dispose of the right to acquire these securities before the settlement date if deemed advisable.

The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities which it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to the current market values.

When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. Any significant commitment of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. No when-issued or forward commitments will be made by the Fund if, as a result, more than 10% of the value of the Fund's total assets would be committed to such transactions.


3. ADDITIONAL INVESTMENT POLICIES

The investment objective and all investment policies of the Fund that are designated as fundamental may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of the Fund's outstanding voting securities means the lesser of (1) 67% of the shares of the Fund present or represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented or, (2) more than 50% of the outstanding shares of the Fund. Unless otherwise indicated, all investment policies are not fundamental and may be changed by the Board without shareholder approval.

In addition to the fundamental investment policies identified in the Prospectus, the Fund has adopted the following fundamental investment limitations, which may not be changed without shareholder approval. The Fund may not:


         (1) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted to be incurred by the Fund. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

         (2) Borrow money, except that the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets.

         (3) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the Securities Act of 1933.

         (4) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

         (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).


         (6) Issue any senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act"), except that: (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire securities to the extent otherwise permitted by its investment policies, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth in the prospectus, the Fund may borrow money as authorized by the 1940 Act.

In addition to the nonfundamental investment policies identified in the Prospectus, the Fund has adopted the following nonfundamental investment limitations that may be changed by the Trust's Board without shareholder approval. The Fund:


         (1) May borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made; provided that any such temporary or emergency borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

         (2) May not purchase securities on margin, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with permitted transactions in options, futures and options on futures.

         (3) May not invest in securities of another registered investment company except to the extent permitted by the 1940 Act.


         (4) May not invest more than 15% of its net assets in securities that are not readily marketable, including repurchase agreements maturing in more than seven days.


Except as required by the 1940 Act, whenever an amended or restated investment policy or limitation states a maximum percentage of the Fund's assets that may be invested, such percentage limitation will be determined immediately after and as a result of the acquisition of such security or other asset. Any subsequent change in values, assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment limitations. If the Fund were to invest in money market funds as described in limitation (c), it would indirectly incur its proportionate share of the advisory and other expenses of the money market fund.

4.  PERFORMANCE DATA


The Fund may quote performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's net asset value, yield and total return will fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.


Total return information for the Funds as of March 31, 1998 is set forth in the following table:

                                                                                               Total Return Since
                                            Total Return 1 Year      Total Return 5 Year           Inception*

    Oak Hall Small Cap Contrarian Fund              49.71%                   15.27%                  16.96%

*Oak Hall Small Cap Contrarian Fund commenced operations on July 13, 1992.


In performance advertising the Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund may refer to general market performances over past time periods such as those published by Ibbotson Associates. In addition, the Fund may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

TOTAL RETURN CALCULATIONS

The Fund may advertise total return. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

         P(1+T)n = ERV; where:

                  P = a  hypothetical  initial  payment of  $1,000;
                  T = average annual total return;
                  n = number of years; and
                  ERV = ending redeemable value (ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over time. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.


Period total return is calculated according to the following formula:

         PT = (ERV/P-1); where:

                  PT = period total return;
                  The other definitions are the same as in average annual total return above.


OTHER ADVERTISING MATTERS

The Fund may also include various information in their advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) background information regarding the Fund's Adviser and biographical descriptions of the management staff of the Adviser; (7) summaries of the views of the Adviser with respect to the financial markets; (8) background information regarding the Trust; (9) the results of a hypothetical investment in a fund over a given number of years, including the amount that the investment would be at the end of the period; (10) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (11) the net asset value, net assets or number of shareholders of the Fund as of one or more dates.


5.  MANAGEMENT


TRUSTEES AND OFFICERS

THE TRUST


The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.


John Y. Keffer,* Trustee, Chairman and President (age 56)

          President, Forum Financial Group, LLC (mutual fund services company holding company).. Mr. Keffer is a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 55)

          Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.


James C. Cheng, Trustee (age 56)


          President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 54)


          Partner at the law firm of Reid & Priest L.L.P. since 1995. From 1989 to 1995, he was a partner at the law firm of Winthrop, Stimson, Putnam & Roberts. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 West 57th Street, New York, New York 10019.


Mark D. Kaplan, Vice President (age 42)


          Director, Investments, Forum Financial Group, LLC, with which he has been associated since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.


Stacey Hong, Treasurer (age 32)


          Director, Fund Accounting, Forum Financial Group, LLC, with which he has been associated since April 1992. Prior thereto, Mr. Hong was a Senior Accountant with Ernst & Young, LLP. His address is Two Portland Square, Portland, Maine  04101.

Max Berueffy, Secretary (age 46)


          Senior Counsel, Forum Financial Group, LLC, with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.


Leslie K. Klenk, Assistant Secretary (age 33)


          Assistant Counsel, Forum Financial Group LLC, with which she has been associated since April 1998. Prior thereto, Ms. Klenk was Vice President and Associate General Counsel of Smith Barney Inc. Ms. Klenk also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, ME 04101.

Pamela Stutch, Assistant Secretary (age 30)

          Fund Administrator, Forum Financial Group, LLC, with which she has been associated since May 1998. Prior thereto, Ms. Stutch attended Temple University School of Law and graduated in 1997. Ms. Stutch was also a legal intern for the Maine Department of the Attorney General. Ms. Stutch also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, ME 04101.

TRUSTEE COMPENSATION

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each committee meeting attended on a date when a Board meeting is not held. As of March 31, 1997, in addition to $1,000 for each Board meeting attended, each Trustee receives $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.


The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended March 31, 1998.

                                                           ACCRUED           ANNUAL
                                        AGGREGATE          PENSION        BENEFITS UPON       TOTAL
         TRUSTEE                      COMPENSATION        BENEFITS         RETIREMENT      COMPENSATION
         -------                      ------------        --------         ----------      ------------

         Mr. Keffer                       None              None              None             None
         Mr. Azariadis                  $9,718.64           None              None           $9,718.64
         Mr. Cheng                      $9,718.64           None              None           $9,718.64
         Mr. Parish                     $9,718.64           None              None           $9,718.64

TRUSTEE COMPENSATION FOR CORE TRUST (DELAWARE)

Each of the Trustees of the Trust is also a Trustee of Core Trust (Delaware), a registered, open-end management investment company ("Core Trust"). Each Trustee of Core Trust (other than John Y. Keffer, who is an interested person of Core Trust) is paid $1,000 for each Core Trust Board meeting attended (whether in person or by electronic communication) plus $100 per active portfolio of Core Trust and is paid $1,000 for each committee meeting attended on a date when a Core Trust Board meeting is not held. To the extent a meeting relates to only certain portfolios of Core Trust, trustees are paid the $100 fee only with respect to those portfolios. Core Trust trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Core Trust Board.


THE ADVISER


Pursuant to an Investment Advisory Agreement with the Trust , , Oak Hall Capital Advisors, L.P. furnishes at its own expense all services, facilities and personnel  necessary in  connection  with  managing the Fund's  investments  and effecting portfolio transactions for the Fund. Subject to the general supervision of the Board, the Adviser is responsible for, among other things, developing a continuing investment program for the Fund in accordance with its investment objectives and reviewing the investments, investment strategies, and policies of the Fund. In this regard, it is the responsibility of the Adviser to make decisions relating to the Fund's investments and to place purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. The Adviser also furnishes to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Fund.

The Investment Advisory Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually (1) by the Board or by majority vote of the shareholders and (2) by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

The Investment Advisory Agreement is terminable without penalty by the Board or a majority vote of the shareholders on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Trust, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to the Fund, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Investment Advisory Agreement.

The Investment Advisory Agreement provides that the Adviser may render services to others. The Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in the Fund. In some instances the Adviser may elect to credit against any investment management fee received from a client who is also a shareholder in the Fund an amount equal to all or a portion of the fees received by the Adviser or any affiliate of the Adviser from the Fund with respect to the client's assets invested in the Fund.

For its services under the Investment Advisory Agreement, the Adviser receives a fee at an annual rate of 0.75% of the average daily net assets of the Fund. The following table shows the dollar amount of fees payable under the Investment Advisory Agreement between the Fund and Oak Hall Capital Advisors, L.P., the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser. The data is for the past three fiscal years.

                                                       Advisory Fee        Advisory Fee        Advisory Fee
                                                          Payable              Waived           Retained
Oak Hall Small Cap Contrarian Fund                        -------              ------           --------


     Year Ended March 31, 1998                            $49,135              $49,135                  $0
     Year Ended March 31, 1997                            $54,263              $54,263                  $0
     Year Ended June 30, 1996                             110,257               64,502              45,755

THE ADMINISTRATOR

Pursuant to an Administration Agreement with the Trust, Forum Administrative Services, LLC ("FAdS") acts as the administrator of the Trust on behalf of the Fund. As administrator, FAdS provides management and administrative services necessary to the operation of the Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent, fund accountant and custodian and arranging for maintenance of books and records of the Trust) and provided the Trust with general office facilities. At the request of the Board, FAdS also provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of FAdS, the Adviser or their respective affiliates. In addition, under the Agreement, FAdS is directly responsible for managing the Trust's regulatory and legal compliance and overseeing the preparation of its registration statement.

The Administration Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by majority vote of the shareholders and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement may be terminated with respect to any Fund, without payment of a penalty, by the Board or FAdS on 60 days' written notice. The Administration Agreement provides that FAdS shall not be liable for any action or inaction taken in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the Administration Agreement.

Until May 31, 1994, Stone Bridge Trust Company ("SBTC"), as administrator, and Forum Financial Services, Inc. ("FFSI"), as sub-administrator, supervised the overall management of the Fund, which was then a series of The Stone Bridge Funds, Inc., a registered management investment company (the "Company"), including the administrative duties described above, pursuant to a Co-Administration Agreement and a Distribution and Administration Agreement, respectively. Effective June 1, 1994, the Company entered into an Administration and Distribution Agreement with FFSI under which FFSI provided the administration and distribution services it has provided since the Fund's inception and assumed the administrative responsibilities formerly performed by SBTC. As of November 25, 1996, administrative services were provided to the Fund pursuant to a Management and Distribution Agreement between the Trust and FFSI. Effective June 19, 1997, administrative services are provided by FAdS under the current Administration Agreement with the Trust.

For the fiscal years ending March 31, 1998 and 1997 and June 30, 1996, the administration fees were $ 16,378, $18,088, and $36,752 , respectively.

THE DISTRIBUTOR

Pursuant to a Distribution Agreement with the Trust, FFSI acts as distributor of the Fund's shares (the The Distributor is under no obligation to sell any specific amount of the Fund's shares. All subscriptions of shares that are obtained by FFSI are directed to the Trust for acceptance and are not binding on the Trust until accepted.

The Distribution Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually (1) by the Board or by majority vote of the shareholders and (2) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party and do not have any direct or indirect financial interest in the Distribution Agreement.

The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by majority vote of the shareholders or by either party to the agreement on 60 days' written notice to the Trust. The Distribution Agreement also provides that FFSI shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

FFSI may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

On December 5, 1997, the Board terminated a distribution plan previously adopted by the Board in accordance with Rule 12b-1 under the 1940 Act ("Plan"). The Plan required the Trust and FFSI to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by FFSI pursuant to the Plan and identifying the distribution activities for which those expenditures were made. For the fiscal year ended March 31, 1998, the Plan did not incur any expenses,

THE TRANSFER AGENT

Pursuant to a Transfer Agency and Services Agreement with the Trust dated May 19, 1998, Forum Shareholder Services, LLC ("FSS") acts as transfer agent and dividend disbursing agent of the Trust. FSS became the transfer agent effective January 1, 1998 when it succeeded to the transfer agency business of Forum Financial Corp. (FSS and Forum Financial Corp. ("FFC") are commonly controlled entities).

The Transfer Agency and Services Agreement will remain in effect for a period of one year and will continue in effect thereafter only if its continuance is specifically approved at least annually (1) by the Board or by majority vote of the shareholders and (2) by a majority of the Trustees who are not parties to the respective agreement or interested persons of any such party. The Transfer Agency and Services Agreement may also be terminated on 60 days written notice by either the Board or FSS. The Transfer Agency and Services Agreement also provides that FSS shall not be liable for any action or inaction taken except for willful misfeasance, bad faith, and gross negligence in the performance of its duties under the Fund Accounting Agreement.

Among the responsibilities of FSS as agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FSS or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. FSS or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FSS with respect to assets of those customers or clients invested in the Funds. FSS, FAdS or sub-transfer agents or processing agents retained by FSS may be Processing Organizations (as defined in the Prospectus) and, in the case of sub-transfer agents or processing agents, may also be affiliated persons of FSS or FAdS.

For its services, FSS receives with respect to the Fund an annual fee of $12,000 plus $25 per shareholder account. FFC served as the transfer agent for the Trust pursuant to similar terms and compensation as FSS.

THE FUND ACCOUNTANT

Pursuant to a Fund Accounting Agreement with the Trust, Forum Accounting Services, LLC ("FAcS") provides the Fund with portfolio accounting, including the calculation of the Fund's net asset value. For these services, the Transfer Agent receives with respect to the Fund an annual fee of $36,000 plus certain surcharges based upon the amount and type of the Fund's portfolio transactions and positions.

The Fund Accounting Agreement will remain in effect for a period of one year and will continue in effect thereafter only if its continuance is specifically approved at least annually (1) by the Board or by majority vote of the shareholders and (2) by a majority of the Trustees who are not parties to the respective agreement or interested persons of any such party. The Fund Accounting Agreement may also be terminated on 60 days written notice by either the Board or FAcS. The Fund Accounting Agreement also provides that FAcS shall not be liable for any action or inaction taken except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the Fund Accounting Agreement.

For the fiscal years ending March 31, 1998 and 1997 and June 30, 1996, the accounting fees were $41,000, $30,000, and $40,000, respectively.

EXPENSES

Subject to the obligations of the Adviser to reimburse the Trust for its excess expenses as described in the Prospectus, the Trust has, under the Advisory Agreement, confirmed its obligation to pay all its other expenses.

The Trust's expenses include: interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the Trust's custodian and transfer agent; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and maintaining corporate existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; costs of maintaining books and accounts; costs of reproduction, stationery and supplies; compensation of the Trust's trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, FAdS or their respective affiliates and costs of other personnel performing services for the Trust; costs of corporate meetings; Securities and Exchange Commission registration fees and related expenses; state securities laws registration fees and related expenses; the fees payable under the Advisory Agreement, the Administration Agreement and the Distribution and Sub-Administration Agreement; and any fees and expenses payable pursuant to the Plan.


6.  DETERMINATION OF NET ASSET VALUE


The Trust determines the net asset value per share of the Fund as of 4:00 p.m., Eastern time, on each Business Day (as defined in the Prospectus), by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. The Trust does not determine net asset value on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


7.  PORTFOLIO TRANSACTIONS


The Fund generally purchases and sells securities through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with Fund transactions, the Adviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Adviser may also take into account payments made by brokers effecting transactions for the Fund (1) to the Fund or
(2) to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay.

In addition, the Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis may be used by the Adviser in connection with services to clients other than the Fund, and the Adviser's fee is not reduced by reason of the Adviser's receipt of the research services.

Investment decisions for the Fund will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies and accounts managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


The Fund contemplates that, consistent with the policy of obtaining best net results, brokerage transactions may be conducted through the Adviser's affiliates, affiliates of those persons or Forum. The Advisory Agreement authorizes the Adviser to so execute trades. The Board has adopted procedures in conformity with applicable rules under the Investment Company Act to ensure that all brokerage commissions paid to these persons are reasonable and fair. For the Trust's fiscal years ended March 31, 1998, March 31, 1997, and June 30, 1996 the aggregate brokerage commissions incurred by the Fund were $26,268, $66,316, and $198,598, respectively, of which 0%, 0%, and 5.1% ($0, $0, and $10,095, respectively) was paid to American Securities  Corporation,  an affiliate of the

Adviser. During those periods, approximately 0%, 0%, and 4.67% , respectively, of the total dollar amount of transactions by the Fund involving the payment of commissions were effected through American Securities Corporation.

8.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund are sold on a continuous basis by FFSI at the net asset value next determined without any sales charge. As of March 31, 1998, the Fund's net asset value was $20.66.

REDEMPTION IN KIND


Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partly in portfolio securities if the Board determines economic conditions exist which would make payment in cash detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus from time to time.

Shareholders' rights of redemption may not be suspended, except (i) for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted, (ii) for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or
(iii) for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that (i) are not restricted as to transfer either by law or liquidity of market and (ii) have a value which is readily ascertainable (and not established only by valuation procedures).


EXCHANGE PRIVILEGE

The exchange privilege permits shareholders of the Fund to exchange their shares for Investor shares of the Daily Asset Government Fund, a money market fund of the Trust (the "Daily Assets Fund"). For Federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.

By use of the exchange privilege, the shareholder authorizes FSS to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by FSS to be genuine. The records of FSS of such instructions are binding. Proceeds of an exchange transaction may be invested in the Daily Assets Fund in the name of the shareholder.

Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction. Shares of the Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of the Daily Assets Fund. The terms of the exchange privilege are subject to change, and the privilege may be terminated by the Daily Assets Fund or the Trust. However, the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.

9.  TAX MATTERS


The Fund intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to Federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details and for the application of state and local tax laws to his or her particular situation.

A portion of the dividends paid out of the Fund's net ordinary income may be eligible for the dividends received deduction allowed to corporations.

For federal income tax purposes, gains and losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary gain or loss.

For federal income tax purposes, when equity or over-the-counter put and call options which the Fund has purchased or sold or expire unexercised, the premiums paid by the Fund give rise to short or long-term capital losses at the time of sale or expiration (depending on the Fund's holding period with respect to the put or call). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the security purchased is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the related security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the security is decreased (increased in the case of a call) for tax purposes by the premium received. There may be short or long term gains and losses associated with closing purchase or sale transactions.

In addition, the use of certain hedging strategies such as writing and purchasing options, futures contracts and options on futures contracts, and entering into foreign currency forward contracts and other foreign instruments, involves complex rules that will determine for income tax purposes the character and timing of recognition of income received in connection therewith.


10.  OTHER INFORMATION


COUNSEL

Legal matters in connection with the issuance of shares of stock of the Trust are passed upon by Seward & Kissel, 1200 G. Street, NW, Washington, DC 20005.


CUSTODIAN

Pursuant to a Custodian Agreement, BankBoston, N.A. (formerly The First National Bank of Boston), P.O. Box 1959, Boston, Massachusetts, 02105, acts as the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, determining income and collecting interest on Fund investments.

INDEPENDENT AUDITORS


Deloitte & Touche, LLP, 125 Summer Street, Boston, Massachusetts, 02110, independent auditors, have been selected as auditors for the Trust.

FINANCIAL STATEMENTS


The audited financial statements of the Fund for the fiscal year ended March 31, 1998 (included in the Annual Report to Shareholders), which are delivered along with this Statement of Additional Information, are incorporated herein by reference.

                                   APPENDIX A
                                   ----------
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------

As of July 1, 1998, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned more than 5% of each Fund. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
                                                                       ------------               -------------
OAK HALL SMALL CAP CONTRARIAN FUND
----------------------------------
Maryann Wolf                                                              13.30%                   40,946.955
55 Central Park West Apt 12-13
New York  NY  10023

Simeon Gold & Heide Gold, Jt. Ten.                                         9.05%                   27,856.149
136 East 76th Street Apt. 10F
New York  NY  10021

Jane Levy                                                                  5.73%                   17,622.969
320 West 87th Street Apt. 3W
New York  NY  10024

Bank of Boston, IRA Custodian                                              5.70%                   17,553.097
FBO Maryann Wolf
55 Central Park West Apt. 12-13
New York  NY  10023

WR Family Associates 401K Plan Option                                      5.48%                   16,870.661
Attn: Olga M. Dimmini
122 East 42nd Street, Suite 2400 New York, NY 10168-002





                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
DAILY ASSETS GOVERNMENT FUND                                           ------------               -------------
INSTITUTIONAL  SHARES
---------------------

H M Payson & Co. Custody Account                                          56.56%                 18,033,015.150
FBO Customer Funds Under Mgmt
P.O. Box 31
Portland  ME  04112


H M Payson & Co. Trust Account                                            43.44%                 13,850,465.390
FBO Trust Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

DAILY ASSETS GOVERNMENT FUND
INSTITUTIONAL SERVICE SHARES

Bank of Boston, IRA Rollover Custodian                                    16.52%                  826,387.330
FBO Merne E. Young Rollover
18751 San Rufino
Irvine, CA 92612

Casa Colina Centers for Rehabilitation                                    15.90%                  795,276.550
Foundation Smith Family Care Fund
Attn: Kristy Hurley
2850 N. Garey Avenue
P.O. Box 6001
Pomona, CA 91769-6001                                                     15.90%                  795,276.550

Lansdowne Parking Associates LP                                            9.99%                  499,939.120
c/o Meredith Management
29 Crafts Street #300
Newton, MA 02158

DAILY ASSETS GOVERNMENT FUND
INVESTORS SHARES

Forum Administrative Services, LLC                                         100%                     100.920
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101


DAILY ASSETS CASH FUND
INSTITUTIONAL SHARES
--------------------

Allagash & Co.                                                            46.30%                 12,236,932.890
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477




                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED              OF FUND OWNED
DAILY ASSETS CASH FUND                                                 ------------              -------------
INSTITUTIONAL SHARES CON'T

H M Payson & Co. Custody Account                                          34.44%                 9.101,914.440
FBO Customer Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

H M Payson & Co. Trust Account                                            19.27%                 5,092,100.590
FBO Trust Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES

Cutler Approved List Equity Fund                                          18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Sound Shore Fund                                                          18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Small Cap Value Fund                                                  18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Cutler Equity Income Fund                                                 18.12%                  951,550.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM All Cap Value Fund                                                     9.45%                  496,164.720
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Mid Cap Value Fund                                                     5.70%                  299,263.830
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101




                                                                       PERCENTAGE OF               AMOUNT OF
                                                                       SHARES OWNED               SHARES OWNED
                                                                       ------------               ------------
DAILY ASSETS CASH FUND
INVESTORS SHARES

Forum Administrative Services, Inc.                                        100%                     101.200
Two Portland Square
Portland, ME 04101

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SHARES
--------------------

Allagash & Co.                                                            72.89%                 11,915,149.240
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Babb & Co. #02-6004105                                                    26.73%                 4,368,592.160
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SERVICE SHARES

Dirigo Drywall Assoc.                                                     22.89%                  682,716.350
225 Riverside Street
Portland, ME 04103

Cutler Approved List Equity Fund                                          19.58%                  583,950.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Sound Shore Fund                                                          19.58%                  583,950.000
c/o Forum Financial Services, Inc./
Two Portland Square
Portland, ME 04101

CRM Small Cap Value Fund                                                  19.58%                  583,950,000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101




                                                                      PERCENTAGE OF                AMOUNT OF
                                                                       SHARES OWNED              SHARES OWNED
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                               ------------              ------------
INSTITUTIONAL SERVICE SHARES-CON'T

Cutler Equity Income Fund                                                 9.05%                   269,894.440
C/O Forum Financial Services, Inc.
Two Portland Square

CRM All Cap Value Fund                                                    6.23%                   185,729.030
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INVESTORS SHARES

Forum Administrative Services, LLC                                         100%                     100.900
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SHARES
--------------------

Babb & Co. #02-6004105                                                    46.72%                 9,494,221.860
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Allagash & Co.                                                            25.38%                 5,157,680.310
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Imperial Securities Corp.                                                 23.96%                 4,868,005.220
Attn: Jack Singer
9920 South La Cieniega Blvd 14th Fl
Inglewood, CA 90301

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SERVICE SHARES

Forum Financing                                                            100%                      5.000
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101




                                                                      PERCENTAGE OF                AMOUNT OF
                                                                      SHARES OWNED               SHARES OWNED
DAILY ASSETS MUNICIPAL FUND                                           ------------               ------------
INVESTOR SHARES

Forum Administrative Services, LLC                                        100%                      100.060
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SHARES
--------------------

Babb & Co. #02-6004105                                                   65.16%                 62,106,021.450
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

Allagash & Co.                                                           34.84%                 33,201,966.980
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SERVICE

Allagash & Co.                                                           99.10%                  1,657,595.720
c/o Bank of New Hampshire
P.O. Box 477
CONCORD, NH 03302-0477

INVESTORS BOND FUND
-------------------

Firstrust Co.                                                            72.38%                  5,714,958.415
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                        11.10%                   876,782.753
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456




                                                                      PERCENTAGE OF            AMOUNT OF SHARES
                                                                      SHARES OWNED               OF FUND OWNED
                                                                      ------------               -------------
FORUM TAXSAVER BOND FUND
------------------------

First Trust Co.                                                          49.33%                  1,717,000.264
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                        21.80%                   758,668.285
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456

Leonore Zusman Ttee                                                       6.03%                   209,963.557
Leonore Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Ct.
Englewood  OH  45322

Lawrence L. Zusman Ttee                                                   5.41%                   188,185.433
Lawrence L. Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Court
Englewood  OH  45322

HIGH GRADE BOND FUND

Babb & Co. #02-6004105                                                   99.76%                  3.451,019.518
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

NEW HAMPSHIRE BOND FUND

Independence Trust                                                       45.62%                   565,735.702
Attn: Linda Feliciano
200 Bedford Street 5th
Manchester, NH 03101




                                                                  PERCENTAGE OF SHARES         AMOUNT OF SHARES
                                                                      OF FUND OWNED              OF FUND OWNED
                                                                      -------------              -------------

PAYSON BALANCED FUND
--------------------

ALA & Co.                                                                15.49%                   258,329.088
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

Payse & Co.                                                              14.98%                   249,788.506
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

PAYSON VALUE FUND
-----------------

Payse & Co.                                                              21.90%                   208,621.301
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

ALA & Co.                                                                18.09%                   172,271.808
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

INVESTORS EQUITY FUND
---------------------

Babb & Co. #02-6004105                                                   94.40%                  2,383,117.225
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Allagash & Co.                                                            5.18%                   130,658.987
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302




                                                                  PERCENTAGE OF SHARES         AMOUNT OF SHARES
                                                                      OF FUND OWNED              OF FUND OWNED
                                                                      -------------              -------------
INTERNATIONAL EQUITY FUND
-------------------------

Forum Financing                                                          67.80%                     500.000
Forum Financial Group
Two Portland Square
Portland  ME  04101

Donaldson, Lufkin & Jenrette Sec Corp.                                   32.20%                     237.417
Mutual Funds Dept. - 5th Floor
PO Box 2052
Jersey City  NJ  07303

INVESTORS GROWTH FUND
---------------------

Firstrust Co.                                                            99.95%                  3,013,520.631
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

EQUITY INDEX FUND
-----------------

Allagash & Co.                                                           99.27%                   440,772.554
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302

SMALL COMPANY OPPORTUNITIES FUND

Forum Administrative Services, LLC                                        100%                      500.000
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

EMERGING MARKETS FUND

Forum Financing                                                          65.52%                     500.00
Attn:  Corporate Accounting
Two Portland Square
Portland, ME 04101

Donald, Lufkin & Jenrette Securities Corp.                               34.48%                     263.158
Mutual Funds Dept.-5th Floor
P.O. Box 2052
Jersey City, NJ 07303




                                                                      PERCENTAGE OF            AMOUNT OF SHARES
                                                                      SHARES OWNED               OF FUND OWNED
                                                                      ------------               -------------
QUADRA VALUE EQUITY FUND
------------------------

Holly Melosi & Arturo R. Melosi TTEE                                     80.77%                   406,724.176
FBO Atrgur & Holly Magill Foundation
36 Woodland Way Circle
Greenville, SC 29601

HMK Enterprises, Inc.                                                    8.41%%                   42,337.003
800 South Street
Suite 355
Waltham  MA  02154

QUADRA GROWTH FUND
------------------

Holly Melosi & Arturo R. Melosi TTEE                                     77.64%                   454,757.022
FBO Arthur & Holly Magill Foundation
36 Woodland Way Circle
Greenville, SC 29601

John E. Rosenthal                                                         12.52                   73,322.092
1212 West Street
Carlisle, MA 01741-1428

POLARIS GLOBAL VALUE FUND
-------------------------

David Solomont                                                           11.39%                   271,791.712
c/o Utopia Inc.
200 Fifth Avenue
Waltham, MA 02154

DCGT TR                                                                   5.35%                   127,724.287
FBO Audrey Lewis-REG IRA
10 Rogers Street
Cambridge, MA 02142



                                   APPENDIX B

                        DESCRIPTION OF SECURITIES RATINGS


CORPORATE BONDS (INCLUDING CONVERTIBLE DEBT)

         (A)  MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

         Moody's rates corporate bond issues, including convertible debt issues, as follows:

         Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

         (B)  STANDARD & POOR'S CORPORATION ("S&P")

         S&P rates corporate bond issues, including convertible debt issues, as follows:

         Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

         Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas, they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated `BB' have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         Bonds rated `B' have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         Bonds rated `CCC' have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating `Cl' is reserved for income bonds on which no interest is being paid.

         Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated `D' are in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

PREFERRED STOCK

         (A)  MOODY'S

         Moody's rates preferred stock issues as follows:

         An issue which is rated aaa is a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

         An issue which is rated "aa" is a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         An issue which is rated "a" is an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         An issue which is rated "baa" is a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         An issue which is rated "ba" has speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

         An issue which is rated "c" can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

         (B)  STANDARD & POOR'S

         Standard & Poor's rates preferred stock issues as follows:

         "AAA" is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas if normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

         Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         A preferred stock rated "C" is a non-paying issue.

         A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

         To provide more detailed indications of preferred stock quality, the ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                              INVESTORS GROWTH FUND

--------------------------------------------------------------------------------

Account Information and
Shareholder Servicing:                     Distributor:

     Forum Shareholder Servicing, LLC             Forum Financial Services, Inc.
     P.O. Box 446                                 Two Portland Square
     Portland, Maine 04112                        Portland, Maine  04101
     207-879-0001                                 207-879-1900

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                 AUGUST 1, 1998

Investors Growth Fund (the "Fund") is a series of Forum Funds (the "Trust"), a registered, open-end investment company. This Statement of Additional Information supplements the Prospectus dated August 1, 1998 offering shares of the Fund, and should be read only in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Trust's Distributor at the address listed above.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                        TABLE OF CONTENTS

                                                                            Page
                                                                            ----

        1.      General......................................................
        2.      Investment Policies..........................................
        3.      Additional Investment Policies...............................
        4.      Performance Data.............................................
        5.      Management...................................................
        6.      Determination of Net Asset Value.............................
        7.      Portfolio Transactions.......................................
        8.      Additional Purchase and
                Redemption Information.......................................
        9.      Tax Matters..................................................

       10.      Other Information............................................

       Appendix A - Control Persons and Principal Holders of Securities......A-1
       Appendix B - Description of Securities Ratings........................B-1
       Appendix C - Additional Advertising Materials.........................C-1

1.  GENERAL


THE TRUST. The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Board of Trustees (the "Board") without shareholder approval, has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and create separate classes of shares within each series (such as Investor and Institutional Shares). The Trust currently offers shares of 23 series The series of the Trust are as follows:

Investors Bond Fund                           Oak Hall Small Cap Contrarian Fund
TaxSaver Bond Fund                            Austin Global Equity Fund
High Grade Bond Fund                          Quadra Value Equity Fund
Maine Municipal Bond Fund                     Quadra Growth Fund
New Hampshire Bond Fund                       Polaris Global Value Fund
Daily Assets Government Fund                  Investors Equity Fund
Daily Assets Treasury Obligations Fund        Equity Index Fund
Daily Assets Cash Fund                        Small Company Opportunities Fund
Daily Assets Government Obligations Fund      International Equities Fund
Daily Assets Municipal Fund                   Emerging Markets Fund
Payson Value Fund                             Investors Growth Fund
Payson Balanced Fund

Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

As of July 1, 1998, the Officers and Directors of the Trust as a group owned less than 1% of the outstanding shares of the Fund. Also as of that date, Appendix A identifies all shareholders who own of record 5% or more of the outstanding shares of any of the Registrant's series.


DEFINITIONS. As used in this Statement of Additional Information, the following terms shall have the meanings listed:

"Board" means the Board of Trustees of Forum Funds.


"FAdS" means Forum Administrative Services, LLC.


"FAcS" means Forum Accounting Services, LLC.

"FFC" means Forum Financial Corp.


"FFSI" means Forum Financial Services, Inc.

"Adviser" " means Forum Investment Advisors, LLC


"Fund" means Investors Growth Fund, a separate series of Forum Funds.

"Fund Business Day" has the meaning ascribed thereto in the current Prospectus of the Fund.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means this Statement of Additional Information.

 "SEC" means the U.S. Securities and Exchange Commission.

"Trust" means Forum Funds, a Delaware business trust.

"U.S. Government Securities" has the meaning ascribed thereto by the current Prospectus of the Funds.

"1940 Act" means the Investment Company Act of 1940, as amended.

2. INVESTMENT POLICIES

The following information supplements the discussion found under "Investment Objective and Policies" and "Additional Investment Policies" in the Prospectus.


TEMPORARY DEFENSIVE POSITION


For temporary defensive purposes, to accumulate cash for investments, or to meet anticipated redemptions, the Fund may invest in (or enter into repurchase agreements with banks and broker dealers with respect to) short-term debt securities, including Treasury bills and other U.S. Government securities, and certificates of deposit and bankers' acceptances of U.S. banks.

ILLIQUID AND RESTRICTED SECURITIES

"Illiquid and Restricted Securities" under "Additional Investment Policies" in the Prospectus sets forth the circumstances in which the Fund may invest in "restricted securities". In connection with the Fund's original purchase of restricted securities it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the registration expenses of illiquid restricted securities may also be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund. When registration is required, however, a considerable period may elapse between the decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

U.S. GOVERNMENT SECURITIES

The Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities which have remaining maturates not exceeding one year. Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the U.S. Government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Student Loan Marketing Association. Except for obligations issued by the U.S. Treasury and the Government National Mortgage Association, none of the obligations of the other agencies or instrumentalities referred to above are backed by the full faith and credit of the U.S.
Government.

BANK OBLIGATIONS

The Fund may invest in obligations of U.S. banks (including certificates of deposit and bankers' acceptances) having total assets at the time of purchase in excess of $1 billion. Such banks must be members of the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation.

The Fund also may invest in certificates of deposit issued by foreign banks, denominated in any major foreign currency. The Fund will invest in instruments issued by foreign banks which, in the view of its investment adviser and the Trustees of the Trust, are of credit-worthiness and financial stature in their respective countries comparable to U.S. banks used by the Fund.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must (a) on each business day, at least equal the market value of the loaned securities and (b) must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When lending portfolio securities, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan plus the interest on the collateral securities (less any finders' or administrative fees the Fund pays in arranging the loan). A Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Board. The Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or the investment adviser to the Fund. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

SHORT-TERM DEBT SECURITIES

The Fund may invest in commercial paper, that is short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund for temporary defensive purposes consists of direct obligations of domestic issuers which, at the time of investment, are rated "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" by Standard & Poor's Corporation ("S&P"), or securities which, if not rated, are issued by companies having an outstanding debt issue currently rated Aa by Moody's or AAA or AA by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the rating "A-1" is the highest commercial paper ratings assigned by S&P.

REPURCHASE AGREEMENTS

The Fund may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers maturing in seven days or less. In a typical repurchase agreement the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Fund's investment adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Fund may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, the investment adviser reviews the credit-worthiness of those banks and dealers with which the Fund enters into repurchase agreements.

CONVERTIBLE SECURITIES

The Fund may invest in convertible preferred stocks and convertible debt securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, carry less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).


DEPOSITARY RECEIPTS

Investments in securities of foreign issuers may be in the form of sponsored or unsponsored American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued in the United States by a bank or trust company, evidencing ownership of the underlying securities. EDRs are typically issued in Europe under a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.


FOREIGN SECURITIES

Investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. There may be less publicly available information about foreign issuers than is available for U.S. issuers, and foreign auditing, accounting and financial reporting practices may differ from U.S. practices. Foreign securities markets may be less active than U.S. markets, trading may be thin and consequently securities prices may be more volatile. The Fund's investment adviser, will, in general, invest only in securities of companies and governments of countries which, in its judgment, are both politically and economically stable. Nevertheless, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on the repatriation of foreign capital and changes in foreign governmental attitudes toward private investment, possibly leading to nationalization, increased taxation, or confiscation of Fund assets.

WARRANTS AND STOCK RIGHTS

The Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance). A Fund may not invest more than 5% of its net assets (at the time of investment) in warrants (other than those that have been acquired in units or attached to other securities). No more than 2% of the Fund's net assets (at the time of investment) may be invested in warrants that are not listed on the New York or American Stock Exchanges. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein). The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

In addition, the Fund may invest up to 5% of its assets (at the time of investment) in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time period.


3.  ADDITIONAL INVESTMENT POLICIES

The investment objective and all investment policies of the Fund that are designated as fundamental may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund. A majority of outstanding voting securities means the lesser of (1) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented, or (2) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies are not fundamental and may be changed by the Board without approval by shareholders of the Fund. The Fund has adopted the following investment policies in addition to those described under "Investment Objective and Policies" and "Additional Investment Policies" in the Prospectus.

(a) DIVERSIFICATION:


         The Fund may not, with respect to 75% of its assets, purchase a security if as a result: (i) more than 5% of its assets would be invested in the securities of any single issuer or (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer. This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities.

(b)      ILLIQUID SECURITIES


         The Fund will not invest more than 15% of its net assets in "illiquid securities", which are securities that cannot be disposed of within seven days at their then current value. For purposes of this limitation, "illiquid securities" includes, except in those circumstances described below, (i) "restricted securities", which are securities that cannot be resold to the public without registration under the Federal securities laws, and (ii) securities of issuers having a record (together with all predecessors) of less than three years of continuous operation.


(c)      CONCENTRATION

         The Fund will not invest 25% or more of the value of its total assets in any one industry.

(d)      UNDERWRITING ACTIVITIES

         The Fund will not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws.

(e)      BORROWING


         The Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing).


(f)      PLEDGING

         As a non-fundamental policy, the Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions.

(g)      MARGIN AND SHORT SALES

         The Fund may not purchase securities on margin; however, the Fund may make margin deposits in connection with any Hedging Instruments, which it may use as permitted by any of its other fundamental policies.

         The Fund may not sell securities short.

(h)      INVESTING FOR CONTROL

         The Fund may not make investments for the purpose of exercising control or management.

(i)      REAL ESTATE

         The Fund may not purchase or sell real estate, provided that the Fund may invest in securities issued by companies which invest in real estate or interests therein.

(j)      LENDING


         The Fund will not lend money except in connection with the acquisition of that portion of publicly-distributed debt securities which the Fund's investment policies and restrictions permit it to purchase (see "Investment Objective and Policies" and "Additional Investment Policies" in the Prospectus); the Fund may also make loans of portfolio securities (see "Loans of Portfolio Securities") and enter into repurchase agreements (see "Repurchase Agreements");


(k)      SENIOR SECURITIES

         The Fund will not issue senior securities except pursuant to Section 18 of the Investment Company Act of 1940 ("1940 Act") and except that the Fund may borrow money subject to investment limitations specified in the Fund's Prospectus

(l)      PURCHASES AND SALES OF COMMODITIES

         The Fund will not invest in commodities or commodity contracts (other than Hedging Instruments which it may use as permitted by any of its other fundamental policies, whether or not any such Hedging Instrument is considered to be a commodity or a commodity contract);

(m)      OPTIONS AND FUTURES CONTRACTS

         The Fund may not purchase or write puts or calls except as permitted by any of its other fundamental investment policies.

(n)      WARRANTS

         The Fund may not invest in warrants, valued at the lower of cost or market, more than 5% of the value of the Fund's net assets (included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value).

4.  PERFORMANCE DATA


The Fund may quote performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's net asset value, yield and total return will fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

For the period beginning December 12, 1997 (the commencement of operations) to March 31, 1998, the Fund's unannualized total return was 8.96%. The total return figure takes into consideration the applicable maximum sales charge.

In performance advertising the Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund may refer to general market performances over past time periods such as those published by Ibbotson Associates. In addition, the Fund may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

TOTAL RETURN CALCULATIONS


The Fund may, from time to time, include quotations of its average annual total return in advertisements or reports to shareholders or prospective investors.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                                    P (1+T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Quotations of total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. Total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

In connection with communicating total return to current or prospective investors, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge; excluding sales charges from a total return calculation produces a higher return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1); where:

                  PT = period total return;
                  The other definitions are the same as in average annual total return above.


Investors who purchase and redeem shares of the Fund through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of the Fund for those investors.


OTHER ADVERTISING MATTERS

The Funds may also include various information in their advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) background information regarding the Funds' Adviser and biographical descriptions of the management staff of the Adviser; (7) summaries of the views of the Adviser with respect to the financial markets; (8) background information regarding the Trust; (9) the results of a hypothetical investment in a fund over a given number of years, including the amount that the investment would be at the end of the period; (10) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (11) the net asset value, net assets or number of shareholders of the Funds as of one or more dates.


5.  MANAGEMENT

TRUSTEES AND OFFICERS

THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.


John Y. Keffer,* Trustee, Chairman and President (age 55)

          President, Forum Financial Group, LLC (mutual fund services company holding company). Mr. Keffer is a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services.. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 55)

          Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.


James C. Cheng, Trustee (age 56)


          President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 54)


          Partner at the law firm of Reid and Priest, LLP, since 1995. Prior thereto, he was a partner at the law firm of Winthrop, Stimson, Putnam & Roberts from 1989 to 1995 and was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 West 57th Street, New York, New York 10019.


Mark D. Kaplan, Vice President (age 42)


          Director, Investments, Forum Financial Group, LLC, with which he has been associated since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.



Stacey Hong, Treasurer (age 32)


          Director, Fund Accounting, Forum Financial Group, LLC, with which he has been associated since April 1992. Prior thereto, Mr. Hong was a Senior Accountant with Ernst & Young, LLP. His address is Two Portland Square, Portland, Maine 04101.


Max Berueffy, Secretary (age 46)


          Senior Counsel, Forum Financial Group, LLC, with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.


Leslie K. Klenk, Assistant Secretary (age 33)


          Assistant Counsel, Forum Financial Group LLC with which she has been associated since April 1998. Prior thereto, Ms. Klenk was Vice President and Associate General Counsel of Smith Barney Inc. Ms. Klenk also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101. Her address is Two Portland Square, Portland, ME 04101.

Pamela Stutch, Assistant Secretary (age 31)

          Fund Administrator, Forum Financial Group, LLC with which she has been associated since May 1998. Prior thereto, Ms. Stutch attended Temple University School of Law and graduated in 1997. Ms. Stutch was also a legal intern for the Maine Department of the Attorney General. Ms. Stutch also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEE COMPENSATION

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each committee meeting attended on a date when a Board meeting is not held. As of March 31, 1997, in addition to $1,000 for each Board meeting attended, each Trustee receives $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.


The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended March 31, 1998.


                                                           ACCRUED           ANNUAL
                                        AGGREGATE          PENSION        BENEFITS UPON       TOTAL
         TRUSTEE                      COMPENSATION        BENEFITS         RETIREMENT      COMPENSATION
         -------                      ------------        --------         ----------      ------------
         Mr. Keffer                       None              None              None             None
         Mr. Azariadis                  $9,718.64           None              None           $9,718.64
         Mr. Cheng                      $9,718.64           None              None           $9,718.64
         Mr. Parish                     $9,718.64           None              None           $9,718.64

TRUSTEE COMPENSATION FOR CORE TRUST (DELAWARE)

Each of the Trustees of the Trust is also a Trustee of Core Trust (Delaware), a registered, open-end management investment company ("Core Trust"). Each Trustee of Core Trust (other than John Y. Keffer, who is an interested person of Core Trust) is paid $1,000 for each Core Trust Board meeting attended (whether in person or by electronic communication) plus $100 per active portfolio of Core Trust and is paid $1,000 for each committee meeting attended on a date when a Core Trust Board meeting is not held. To the extent a meeting relates to only certain portfolios of Core Trust, trustees are paid the $100 fee only with respect to those portfolios. Core Trust trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Core Trust Board. For the fiscal year ended March 31, 1997, each Core Trust trustee received fees totaling $7,200.

THE ADVISER

Pursuant to an Investment Advisory Agreement with the Trust, Forum Investment Advisors, LLC ("Adviser") furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions. Subject to the general supervision of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective and reviewing the investments, investment strategies and policies of the Fund In this regard, it is the responsibility of the Adviser to make decisions relating to the Fund's investments and to place purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. The Adviser also furnishes to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser is required to manage the Fund's investment portfolio in accordance with applicable laws and regulations. In making its investment decisions, the Adviser does not use material information that may be in its possession or in the possession of its affiliates.

The Investment Advisory Agreement provides, with respect to the Fund, for an initial term of two years from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the agreement is approved annually (1) by the Board or by majority vote of shareholders and (2) by a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Advisory Agreement may be terminated, without penalty, by vote of the Board or by majority vote of the shareholders of the Fund on 30 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust and it will terminate automatically if assigned. The Investment Advisory Agreement also provides that, with respect to the Fund, the Adviser shall not be liable for any mistake of judgment, or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its or their obligations and duties under the investment advisory agreement.

For services under the Investment Advisory Agreement, the Adviser received a fee at an annual rate of 0.65% of the average daily net assets of the Fund. The following table shows the dollar amount of fees payable to the Adviser for services rendered to the Fund under the Investment Advisory Agreement, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser. The data is for the period of December 12, 1997 (the date the Fund commenced public operations) through March 31, 1998.

Fiscal Year                       Advisory Fee Payable          Advisory Fee Waived         Advisory Fee Retained
Year Ended March 31, 1998
                                        $59,250                         $0                         $59,250

THE ADMINISTRATOR

Pursuant to an Administration Agreement, Forum Administrative Services, LLC ("FAdS") acts as administrator to the Trust on behalf of the Fund. As administrator, FAdS provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust) and provides the Trust with general office facilities. At the request of the Board, FAdS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of FAdS, the Adviser or their affiliates.

 The Administration Agreement will remain in effect for a period of twelve months with respect to the Fund and will continue in effect thereafter only if it is specifically approved at least annually (1) by the Board or by majority vote of the shareholders and (2) by a majority of the Trustees who are not parties to the Administration Agreement are not interested persons of any such party (other than as Trustees of the Trust).The Administration Agreement may be terminated without penalty with respect to the Fund by the Board or FAdS upon 60 days written notice. The Administration Agreement also provides that FAdS shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

The following table shows the dollar amount of fees payable to FAdS for services rendered to the Fund under the Administration Agreement, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS. The data is for the period of December 12, 1997 (the date the Fund commenced public operations) through March 31, 1998.

Fiscal Year                    Administration Fee Payable    Administration Fee Waived   Administration Fee Retained
Year Ended March 31, 1998
                                        $18,231                       $18,231                        $0

THE DISTRIBUTOR

Pursuant to a Distribution Agreement, Forum Financial Services, Inc. ("FFSI"), an affiliate of FAdS, is the Trust's distributor and acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. The Distributor is under no obligation to sell any specific amount of Fund shares. All subscriptions of shares obtained by FFSI are directed to the Trust for acceptance and are not binding on the Trust until accepted.

The Distribution Agreement will continue in effect for twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually (1) by the Board or by majority vote of the shareholders and (2) by a majority of the Trustees who are not parties to the Distribution Agreement are not interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement terminates automatically upon assignment and may be terminated with respect to the Fund without penalty (1) by the Board or by a majority vote of outstanding voting securities of the Fund on 60 days' written notice to FFSI or (2) by FFSI on 60 days' written notice to the Trust. The Distribution Agreement provides that FFSI shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of FFSI's duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

FFSI may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.


Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.


For these services, FFSI receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's shares. For the fiscal year ended March 31, 1998, no sales charges were paid to FFSI in connection with purchases of the Fund.

THE TRANSFER AGENT

Pursuant to a Transfer and Services Agency Agreement dated May 19, 1998, Forum Shareholder Services, LLC ("FSS") acts as transfer agent of the Trust FSS became the transfer agent effective January 1, 1998 when it succeeded to the transfer agency business of Forum Financial Corp. (FSS and Forum Financial Corp. ("FFC") are commonly controlled entities).

The Transfer Agency and Services Agreement provided, with respect to the Fund, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the agreement is specifically approved at least annually by the Board or, with respect to either Fund, by a vote of the shareholders of that Fund, and in either case by a majority of the directors who are not parties to the Transfer Agency Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Transfer Agency Agreement. The Transfer Agency and Services Agreement may also be terminated on 60 days written notice by either the Board or FSS. The Transfer Agency And Services Agreement also provides that FSS shall not be liable for any action or inaction taken except for willful misfeasance, bad faith, and gross negligence in the performance of its duties under the Transfer Agency and Services Agreement.

Among the responsibilities of FSS as agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FSS or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund. FSS or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FSS with respect to assets of those customers or clients invested in the Fund. FSS, FAdS or sub-transfer agents or processing agents retained by FFC may be Processing Organizations (as defined in the Prospectus) and, in the case of sub- transfer agents or processing agents, may also be affiliated persons of FSS or FAdS.

For its services under the Transfer Agency Agreement, FFS receives: (i) a fee at an annual rate of 0.25 percent of the average daily net assets of the Fund and
(ii) a fee of $12,000 per year; such amounts to be computed and paid monthly in arrears by the Fund; and (iii) Annual Shareholder Account Fees of $18.00; such fees to be computed as of the last business day of the prior month.

FSS or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund.

For its services, FSS receives with respect to the Fund an annual fee of $12,000 plus $25 per shareholder account. FFC served as the transfer agent for the Trust pursuant to similar terms and compensation as FSS. The following table shows the dollar amount of fees payable to FSS and FFC for services rendered to the Fund under the Transfer Agency and Services Agreement, the amount of fee that was waived by either FSS or FFC, if any, and the actual fee received by FSS or FFC. FFC served as the transfer agent of the Trust pursuant to similar terms and compensation as FSS. The data is for the period of December 12, 1997 (the date the Fund commenced public operations) through March 31, 1998.

Fiscal Year                   Transfer Agency Fee Payable   Transfer Agency Fee Waived       Transfer Agency Fee
                                                                                                  Retained
Year Ended March 31, 1998
                                       $26,445.00                   $22,744.00                    $3,701.00

THE FUND ACCOUNTANT

Pursuant to a Fund Accounting Agreement with the Trust, Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Fund pursuant to the Fund Accounting Agreement with the Trust. Under its agreement, FAcS prepares and maintains books and records prepares and maintains books and records of the Fund on behalf of the Trust as required under the 1940 Act, calculates the net asset value per share of the Fund and dividends and capital gain distributions and prepares periodic reports to shareholders and the Securities and Exchange Commission.

The Fund Accounting Agreement will continue in effect for twelve months from the date of its effectiveness and will continue in effect only if such continuance is specifically approved at least annually (1) by the Board of Trustees or by a vote of the shareholders of the Trust and (2)by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement. The Fund Accounting Agreement may also be terminated on 60 days written notice by either the Board or FAcS. The Fund Accounting Agreement also provides that FAcS shall not be liable for any action of inaction taken except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the Fund Accounting Agreement.

For its services, FAcS receives from the Trust with respect to the Fund a fee of $36,000 subject to adjustments for the number and type of portfolio transactions. The following table shows the dollar amount of fees payable to FAcS for services rendered to the Fund under the Administration Agreement, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS. The data is for the period of December 12, 1997 (the date the Fund commenced public operations) through March 31, 1998.

Fiscal Year                       Accounting Fee Payable        Accounting Fee Waived      Accounting Fee Retained
Year Ended March 31, 1998
                                        $10,935                         $0                         $10,935


6.  DETERMINATION OF NET ASSET VALUE


         The Trust determines the net asset value per share of the Fund as of 4:00 p.m., Eastern Time, on each Fund Business Day as defined in the Prospectus, by dividing the value of the Fund's net assets (I.E., the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Purchases and sales are effected at the time of the next determination of net asset value following the receipt of any purchase or redemption order.


Securities owned by the Fund listed on the recognized stock exchanges are valued at the last reported trade price, prior to the time when the assets are valued, on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last trade prices are not available are valued at mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board.

Trading in securities on European and Far Eastern Securities exchanges and over-the-counter markets may not take place on every day that the New York Stock Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which the Fund's NAV is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities will be valued at fair value as determined in good faith by the Board.

All assets and liabilities of the Fund denominated in foreign currencies are converted to U.S. dollars at the mid price of such currencies against U.S. dollars last quoted by a major bank prior to the time when NAV of the Fund is calculated.

7.  PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

Investment decisions for the Fund and for the other investment advisory clients of the investment advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in the investment adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES


Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. For the fiscal year ended March 31, 1998, the aggregate brokerage commission paid by the Fund was $9,612. For the fiscal year ended March 31, 1998, $0.00 or 0.0% of aggregate brokerage commissions paid was paid to an affiliated broker and 0.0% of the total dollar amount of transactions involving payment of commissions was effected through an affiliated broker.


The Investment Advisory Agreement authorizes and directs the investment adviser to place orders for the purchase and sale of assets with brokers or dealers selected by the investment advisers in their discretion and to seek "best execution" of such portfolio transactions. An investment adviser places all such orders for the purchase and sale of portfolio securities and buys and sells securities for the Fund through a substantial number of brokers and dealers. In so doing, the investment adviser uses its best efforts to obtain for the Fund the most favorable price and execution available. The Fund may, however, pay higher than the lowest available commission rates when the investment adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, the investment adviser, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealers involved and the quality of service rendered by the broker-dealers in other transactions.

It has for many years been a common practice in the investment advisory business as conducted in certain countries, including the United States, for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, an investment adviser may receive research services from broker-dealers with which it places the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the investment adviser in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The investment advisory fee paid by the Fund is not reduced because the investment adviser and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), an investment adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to it an amount of disclosed commission for effecting a securities transaction in excess of the commission which another broker-dealer would have charged for effecting that transaction.

The annual portfolio turnover rate of the Fund may exceed 50% but will not ordinarily exceed 100%.

8.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Detailed information pertaining to the purchase of shares of the Fund, redemption of shares and the determination of the net asset value of Fund shares is set forth in the Prospectus under "Purchases and Redemptions of Shares".

Shares of the Fund are sold on a continuous basis by the distributor.

Set forth below is an example of the method of computing the offering price of the Fund's shares. The example assumes a purchase of shares of beneficial interest aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based on the net asset value per share of the Fund on March 31, 1998.

Net Asset Value Per Share                   $ 11.35


Sales Charge, 4.00% of offering
price (4.17% of net asset value

per share)                                  $  0.47

Offering to Public                          $ 11.82


In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily, from time to time, to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

The Trust has filed a formal election with the Securities and Exchange Commission pursuant to which the Fund will only effect a redemption in portfolio securities if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

REDEMPTION IN KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of the Fund's portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio.

EXCHANGE PRIVILEGE


The exchange privilege permits shareholders of the Fund to exchange their shares for shares of any other fund of the Trust or shares of certain other portfolios of investment companies which retain FAdS or its affiliates as investment adviser or distributor and which participate in the Trust's exchange privilege program ("Participating Fund"). For Federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.

By use of the exchange privilege, the shareholder authorizes FSS to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by FSS to be genuine. The records of FSS of such instructions are binding. Proceeds of an exchange transaction may be invested in another Participating Fund in the name of the shareholder.


Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction plus any sales charge applicable to the Participating Fund whose shares are being acquired. Shares of any Participating Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund that are offered without a sales charge. Shares of any Participating Fund purchased with a sales charge may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund otherwise sold with the same sales charge. If the Participating Fund purchased in the exchange transaction imposes a higher sales charge than was paid originally on the exchanged shares, the shareholder will be responsible for the difference between the two sales charges. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

The terms of the exchange privilege are subject to change, and the privilege may be terminated by any of the Participating Funds or the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.


9.  TAX MATTERS


The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company the Fund intends to distribute to shareholders at least 90% of its net investment income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), and to meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, the Fund will not be subject to Federal income tax on its net investment income and net realized capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% nondeductible excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 of such year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

In addition to satisfying the distribution requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gain from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

Distributions of net investment income (including realized net short-term capital gain) are taxable to shareholders as ordinary income. It is expected that a portion of such distributions will be eligible for the dividends received deduction available to corporations.

Distributions of net capital gain (i.e., the excess of net gain from capital assets held for more than one year over net loss from capital assets held for not more than one year) will be treated in the hands of shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gain are not eligible for the dividends received deduction. A loss realized by a shareholder on the sale of shares of the Fund with respect to which distributions of net capital gain have been paid will, to the extent of such distributions, be treated as long-term capital loss although such shares may have been held by the shareholder for one year or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the Federal tax status of distributions.

Distributions by the Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Upon redemption or sale of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund shares, except in the case of certain exempt shareholders. All such distributions and proceeds generally will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower rate under a tax treaty).

10.  OTHER INFORMATION


COUNSEL


Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, 1200 G Street, N.W. Washington, D.C. 20005.

CUSTODIAN

Pursuant to a Custodian Agreement, BankBoston, N.A. ,100 Federal Street, Boston, MA 02106, acts as the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, determining income and collecting interest on Fund investments.

INDEPENDENT AUDITORS


Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, 02110, independent auditors, act as auditors for the Trust.


FINANCIAL STATEMENTS

The financial statements of Investors Growth Fund for the year ended March 31, 1998, which are included in the Annual Report to Shareholders of the Trust and delivered along with this Statement of Additional Information, are incorporated herein by reference.

                                   APPENDIX A
                                   ----------
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------

As of July 1, 1998, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned more than 5% of each Fund. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
                                                                       ------------               -------------
OAK HALL SMALL CAP CONTRARIAN FUND
----------------------------------

Maryann Wolf                                                              13.30%                   40,946.955
55 Central Park West Apt 12-13
New York  NY  10023

Simeon Gold & Heide Gold, Jt. Ten.                                         9.05%                   27,856.149
136 East 76th Street Apt. 10F
New York  NY  10021

Jane Levy                                                                  5.73%                   17,622.969
320 West 87th Street Apt. 3W
New York  NY  10024

Bank of Boston, IRA Custodian                                              5.70%                   17,553.097
FBO Maryann Wolf
55 Central Park West Apt. 12-13
New York  NY  10023

WR Family Associates 401K Plan Option                                      5.48%                   16,870.661
Attn: Olga M. Dimmini
122 East 42nd Street, Suite 2400 New York, NY 10168-002





                                       A-1





                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
DAILY ASSETS GOVERNMENT FUND                                           ------------               -------------
INSTITUTIONAL  SHARES
---------------------

H M Payson & Co. Custody Account                                          56.56%                 18,033,015.150
FBO Customer Funds Under Mgmt
P.O. Box 31
Portland  ME  04112


H M Payson & Co. Trust Account                                            43.44%                 13,850,465.390
FBO Trust Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

DAILY ASSETS GOVERNMENT FUND
INSTITUTIONAL SERVICE SHARES

Bank of Boston, IRA Rollover Custodian                                    16.52%                  826,387.330
FBO Merne E. Young Rollover
18751 San Rufino
Irvine, CA 92612

Casa Colina Centers for Rehabilitation                                    15.90%                  795,276.550
Foundation Smith Family Care Fund
Attn: Kristy Hurley
2850 N. Garey Avenue
P.O. Box 6001
Pomona, CA 91769-6001                                                     15.90%                  795,276.550

Lansdowne Parking Associates LP                                            9.99%                  499,939.120
c/o Meredith Management
29 Crafts Street #300
Newton, MA 02158

DAILY ASSETS GOVERNMENT FUND
INVESTORS SHARES

Forum Administrative Services, LLC                                         100%                     100.920
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101


DAILY ASSETS CASH FUND
INSTITUTIONAL SHARES
--------------------

Allagash & Co.                                                            46.30%                 12,236,932.890
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477



                                      A-2




                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED              OF FUND OWNED
DAILY ASSETS CASH FUND                                                 ------------              -------------
INSTITUTIONAL SHARES CON'T

H M Payson & Co. Custody Account                                          34.44%                 9.101,914.440
FBO Customer Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

H M Payson & Co. Trust Account                                            19.27%                 5,092,100.590
FBO Trust Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES

Cutler Approved List Equity Fund                                          18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Sound Shore Fund                                                          18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Small Cap Value Fund                                                  18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Cutler Equity Income Fund                                                 18.12%                  951,550.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM All Cap Value Fund                                                     9.45%                  496,164.720
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Mid Cap Value Fund                                                     5.70%                  299,263.830
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101


                                      A-3




                                                                       PERCENTAGE OF               AMOUNT OF
                                                                       SHARES OWNED               SHARES OWNED
                                                                       ------------               ------------
DAILY ASSETS CASH FUND
INVESTORS SHARES

Forum Administrative Services, Inc.                                        100%                     101.200
Two Portland Square
Portland, ME 04101



DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SHARES

Allagash & Co.                                                            72.89%                 11,915,149.240
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Babb & Co. #02-6004105                                                    26.73%                 4,368,592.160
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SERVICE SHARES

Dirigo Drywall Assoc.                                                     22.89%                  682,716.350
225 Riverside Street
Portland, ME 04103

Cutler Approved List Equity Fund                                          19.58%                  583,950.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Sound Shore Fund                                                          19.58%                  583,950.000
c/o Forum Financial Services, Inc./
Two Portland Square
Portland, ME 04101

CRM Small Cap Value Fund                                                  19.58%                  583,950,000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101


                                      A-4




                                                                      PERCENTAGE OF                AMOUNT OF
                                                                       SHARES OWNED              SHARES OWNED
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                               ------------              ------------
INSTITUTIONAL SERVICE SHARES-CON'T

Cutler Equity Income Fund                                                 9.05%                   269,894.440
C/O Forum Financial Services, Inc.
Two Portland Square

CRM All Cap Value Fund                                                    6.23%                   185,729.030
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INVESTORS SHARES

Forum Administrative Services, LLC                                         100%                     100.900
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SHARES

Babb & Co. #02-6004105                                                    46.72%                 9,494,221.860
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Allagash & Co.                                                            25.38%                 5,157,680.310
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Imperial Securities Corp.                                                 23.96%                 4,868,005.220
Attn: Jack Singer
9920 South La Cieniega Blvd 14th Fl
Inglewood, CA 90301

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SERVICE SHARES

Forum Financing                                                            100%                      5.000
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101


                                      A-5




                                                                      PERCENTAGE OF                AMOUNT OF
                                                                      SHARES OWNED               SHARES OWNED
DAILY ASSETS MUNICIPAL FUND                                           ------------               ------------
INVESTOR SHARES

Forum Administrative Services, LLC                                        100%                      100.060
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SHARES

Babb & Co. #02-6004105                                                   65.16%                 62,106,021.450
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

Allagash & Co.                                                           34.84%                 33,201,966.980
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SERVICE

Allagash & Co.                                                           99.10%                  1,657,595.720
c/o Bank of New Hampshire
P.O. Box 477
CONCORD, NH 03302-0477

INVESTORS BOND FUND

Firstrust Co.                                                            72.38%                  5,714,958.415
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                        11.10%                   876,782.753
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456



                                      A-6




                                                                      PERCENTAGE OF            AMOUNT OF SHARES
                                                                      SHARES OWNED               OF FUND OWNED
                                                                      ------------               -------------
FORUM TAXSAVER BOND FUND

First Trust Co.                                                          49.33%                  1,717,000.264
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                        21.80%                   758,668.285
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456

Leonore Zusman Ttee                                                       6.03%                   209,963.557
Leonore Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Ct.
Englewood  OH  45322

Lawrence L. Zusman Ttee                                                   5.41%                   188,185.433
Lawrence L. Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Court
Englewood  OH  45322

HIGH GRADE BOND FUND

Babb & Co. #02-6004105                                                   99.76%                  3.451,019.518
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

NEW HAMPSHIRE BOND FUND

Independence Trust                                                       45.62%                   565,735.702
Attn: Linda Feliciano
200 Bedford Street 5th
Manchester, NH 03101



                                      A-7




                                                                  PERCENTAGE OF SHARES         AMOUNT OF SHARES
                                                                      OF FUND OWNED              OF FUND OWNED
                                                                      -------------              -------------



PAYSON BALANCED FUND

ALA & Co.                                                                15.49%                   258,329.088
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

Payse & Co.                                                              14.98%                   249,788.506
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

PAYSON VALUE FUND

Payse & Co.                                                              21.90%                   208,621.301
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

ALA & Co.                                                                18.09%                   172,271.808
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

INVESTORS EQUITY FUND

Babb & Co. #02-6004105                                                   94.40%                  2,383,117.225
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Allagash & Co.                                                            5.18%                   130,658.987
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302


                                      A-8





                                                                  PERCENTAGE OF SHARES         AMOUNT OF SHARES
                                                                      OF FUND OWNED              OF FUND OWNED
                                                                      -------------              -------------
INTERNATIONAL EQUITY FUND

Forum Financing                                                          67.80%                     500.000
Forum Financial Group
Two Portland Square
Portland  ME  04101

Donaldson, Lufkin & Jenrette Sec Corp.                                   32.20%                     237.417
Mutual Funds Dept. - 5th Floor
PO Box 2052
Jersey City  NJ  07303

INVESTORS GROWTH FUND

Firstrust Co.                                                            99.95%                  3,013,520.631
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

EQUITY INDEX FUND

Allagash & Co.                                                           99.27%                   440,772.554
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302

SMALL COMPANY OPPORTUNITIES FUND

Forum Administrative Services, LLC                                        100%                      500.000
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

EMERGING MARKETS FUND

Forum Financing                                                          65.52%                     500.00
Attn:  Corporate Accounting
Two Portland Square
Portland, ME 04101

Donald, Lufkin & Jenrette Securities Corp.                               34.48%                     263.158
Mutual Funds Dept.-5th Floor
P.O. Box 2052
Jersey City, NJ 07303


                                      A-9



                                                                      PERCENTAGE OF            AMOUNT OF SHARES
                                                                      SHARES OWNED               OF FUND OWNED
                                                                      ------------               -------------
QUADRA VALUE EQUITY FUND

Holly Melosi & Arturo R. Melosi TTEE                                     80.77%                   406,724.176
FBO Atrgur & Holly Magill Foundation
36 Woodland Way Circle
Greenville, SC 29601

HMK Enterprises, Inc.                                                    8.41%%                   42,337.003
800 South Street
Suite 355
Waltham  MA  02154

QUADRA GROWTH FUND

Holly Melosi & Arturo R. Melosi TTEE                                     77.64%                   454,757.022
FBO Arthur & Holly Magill Foundation
36 Woodland Way Circle
Greenville, SC 29601

John E. Rosenthal                                                         12.52                   73,322.092
1212 West Street
Carlisle, MA 01741-1428

POLARIS GLOBAL VALUE FUND

David Solomont                                                           11.39%                   271,791.712
c/o Utopia Inc.
200 Fifth Avenue
Waltham, MA 02154

DCGT TR                                                                   5.35%                   127,724.287
FBO Audrey Lewis-REG IRA
10 Rogers Street
Cambridge, MA 02142


                                   APPENDIX B


                        DESCRIPTION OF SECURITIES RATINGS

1.  PREFERRED STOCK

         (A) MOODY'S

         Moody's rates preferred stock issues as follows:

         An issue which is rated aaa is a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

         An issue which is rated "aa" is a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         An issue which is rated "a" is an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         An issue which is rated "baa" is a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         An issue which is rated "ba" has speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

         An issue which is rated "c" can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

         (B) STANDARD & POOR'S

         Standard & Poor's rates preferred stock issues as follows:

         "AAA" is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

         Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         A preferred stock rated "C" is a non-paying issue.

         A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

         To provide more detailed indications of preferred stock quality, the ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing


2.  CORPORATE BONDS INCLUDING CONVERTIBLE DEBT

         (A) MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

         Moody's rates corporate bond issues, including convertible debt issues, as follows:

         Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

         (B) STANDARD & POOR'S CORPORATION ("S&P")

         S&P rates corporate bond issues, including convertible debt issues, as follows:

         Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

         Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas, they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated `BB' have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         Bonds rated `B' have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         Bonds rated `CCC' have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating `Cl' is reserved for income bonds on which no interest is being paid.

         Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated `D' are in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

3.  COMMERCIAL PAPER


         MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")


Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          --      Leading market positions in well-established industries.
          --      High rates of return on funds employed.
          --      Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          --      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          --      Well-established  access  to a  range  of  financial  markets and  assured  sources  of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


         STANDARD AND POOR'S CORPORATION ("S&P")


S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.


         FITCH IBCA, INC.("FITCH")


Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

                                   APPENDIX C

                        ADDITIONAL ADVERTISING MATERIALS


                                          TEXT OF FORUM BROCHURE

In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text which is currently in use is set forth below.

"FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.

Today Forum Financial Group administers and provides services for over 120 mutual funds for 17 different fund managers, with more than $30 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 230 professionals worldwide.

From the beginning, Forum developed a plan of action that was effective with both start- up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of- the-art accounting support (Forum has 8 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS

Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals with decades of experience with some of the country's major financial institutions.

Individual funds in the Forum Family of Funds invest in portfolios that have as their investment adviser nationally recognized institutions, including Schroder Capital Management International, Inc., a major figure in worldwide mutual funds that, with its affiliates, managed over $175 billion as of September 30, 1997.

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

FORUM INVESTMENT ADVISORS, LLC

Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $1.4 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

                          PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ:PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, fixed income and equity funds.

Forum Financial, based in Portland, Maine since 1987, administers 146 funds with more than $36 billion in assets. Forum manages mutual funds for independent investment advisors such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment advisor with approximately $1.7 billion in fund assets under management.

"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."


H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1 billion in assets under management and $300 million in non-managed custodial accounts. The Payson Value Fund and Payson Balanced Fund are among the 18 offerings.


"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson president and managing director. "We have the region's premier community banking company, a community-based investment advisor, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

FORUM FINANCIAL GROUP:
---------------------

Headquarters:  Two Portland Square, Portland, Maine 04101
President:  John Y. Keffer
Offices:  Portland, Seattle, Warsaw, Bermuda
*Established  in 1986 to  administer  mutual  funds for  independent  investment advisors and banks
*Among the nation's largest  third-party fund  administrators
*Uses proprietary in-house systems and custom programming capabilities
         *ADMINISTRATION AND DISTRIBUTION SERVICES:  Regulatory, compliance, expense  accounting, budgeting for all funds
         *FUND ACCOUNTING SERVICES: Portfolio valuation, accounting, dividend declaration,  and tax advice
         *SHAREHOLDER SERVICES: Preparation of statements, distribution support, inquiries  and  processing of trades
*CLIENT ASSETS UNDER ADMINISTRATION AND DISTRIBUTION:  $36.9 billion
*CLIENT ASSETS PROCESSED BY FUND ACCOUNTING:  $47.6 billion
*CLIENT FUNDS UNDER ADMINISTRATION AND DISTRIBUTION:  146 mutual funds with 219 share classes
*INTERNATIONAL VENTURES:
         Joint  venture  with Bank  Handlowy in Warsaw,  Poland,  using  Forum's
         proprietary   transfer  agency  and  distribution   systems   Off-shore
         investment fund administration, using Bermuda as Forum's center of operations
*FORUM EMPLOYEES:  United States -198, Poland - 61, Bermuda - 3

FORUM CONTACTS:
Mark Kaplan, Managing Director and Portfolio Manager, Forum Investment Advisors, LLC,
(207) 879-1900 X 6123
Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. PAYSON & CO.:
-----------------

Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854

*Assets under Management: $1.5 Billion
*Non-managed Custody Assets: $388 Million
*Client Base: 85% individuals; 15% institutional
*Owned by 12 shareholders; 12 managing directors

*Payson Balanced Fund and Payson Value Fund  (administrative  and shareholder services  provided by Forum Financial Group)
*Employees: 45

H.M. PAYSON & CO. CONTACT:
Joel Harris, Marketing Coordinator, (207) 772-3761

THE QUADRA FUNDS

       QUADRA VALUE EQUITY FUND
       QUADRA GROWTH FUND

INVESTMENT ADVISER, ACCOUNT INFORMATION
AND SHAREHOLDER SERVICES


       Quadra Capital Partners, LLC
       270 Congress Street
       Boston, Massachusetts  02210

       800.595.9291
       617.426.0900

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 1998

This Statement of Additional Information ("SAI") supplements the Prospectus dated August 1, 1998, offering shares of Quadra Value Equity Fund and Quadra Growth Fund (each a "Fund" and collectively the "Funds"). The Funds are each diversified portfolios of Forum Funds (the "Trust"), a registered open-end, management investment company. This SAI should be read only in conjunction with the Prospectus, which you may obtain without charge by contacting the Trust's Distributor, Forum Financial Services, Inc., Two Portland Square, Portland, Maine 04101.


                                            TABLE OF CONTENTS
                                                   PAGE


            1.     General..................................

            2.     Investment Policies.....................3
            3.     Additional Investment Policies.........15
            4.     Performance Data.......................17
            5.     Management.............................19
            6.     Determination of Net Asset Value.......24
            7.     Portfolio Transactions.................24
            8.     Additional Purchase and................25
                      Redemption Information..............26
            9.     Tax Matters............................26
           10.     Other Information......................28

                  Appendix A - Control Persons
                  Principal Holders of Securities........B-1

                   Appendix B - Description of
                       Securities Ratings................A-1


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

As used in this SAI, the following terms shall have the meanings listed: (See below)


       "Adviser" shall mean Quadra Capital Partners, LLC. "Advisers" shall mean Quadra and each of the investment subadvisers that provide investment advice and portfolio management for one or more of the Funds pursuant to an investment subadvisory agreement with Quadra Capital Partners, LLC.

       "Board" shall mean the Board of Trustees of the Trust.

       "CFTC" shall mean the U.S. Commodities Futures Trading Commission.

       "Code" shall mean the Internal Revenue Code of 1986, as amended.

       "Custodian" shall mean First National Bank of Boston, or its successor, acting in its capacity as custodian of a Fund.


        "FFC" shall mean Forum Financial Corp., the Trust's fund accountant.

       "Fitch" shall mean Fitch IBCA

        "FFSI" shall mean Forum Financial Services, Inc., the distributor of the Trust's shares.

       "FAdS" shall mean Forum Administrative Services, LLC, the Trust's administrator.


       "Fund" shall mean each of the separate portfolios of the Trust to which this Statement of Additional Information relates as identified on the cover page.

       "Moody's" shall mean Moody's Investors Service, Inc.

       "NRSRO" shall mean a nationally recognized statistical rating organization.


       "Quadra" or "Adviser" shall mean Quadra Capital Partners, LLC, the investment adviser to the Funds.


       "SEC" shall mean the U.S. Securities and Exchange Commission.

       "S&P" shall mean Standard & Poor's Rating Group.

       "Subadviser" shall mean each of the investment advisers that provide investment advice and portfolio management for the Funds pursuant to an investment subadvisory agreements with Quadra.


       "FSS" shall mean Forum Shareholder Services, LLC. acting in its capacity as transfer and dividend disbursing agent of the a Fund.


       "Trust" shall mean Forum Funds, an open-end management investment company registered under the 1940 Act.

       "U.S. Government Securities" shall mean obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

       "1933 Act" shall mean the Securities Act of 1933, as amended.

       "1940 Act" shall mean the Investment Company Act of 1940, as amended.

1.  GENERAL

The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc.. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Trust has an unlimited number of authorized shares of beneficial interest. The Board, without shareholder approval, has the authority to issues an unlimited number of shares of beneficial interest of separate series with no par value per share and to create separate classes of shares within each series (such as Investor and Institutional Shares). The Trust currently offers shares of 23 separate series. The series of the Trust are as follows:

Investors Bond Fund                           Oak Hall Small Cap Contrarian Fund
TaxSaver Bond Fund                            Austin Global Equity Fund
High Grade Bond Fund                          Quadra Value Equity Fund
Maine Municipal Bond Fund                     Quadra Growth Fund
New Hampshire Bond Fund                       Polaris Global Value Fund
Daily Assets Government Fund                  Investors Equity Fund
Daily Assets Treasury Obligations Fund        Equity Index Fund
Daily Assets Cash Fund                        Small Company Opportunities Fund
Daily Assets Government Obligations Fund      International Equities Fund
Daily Assets Municipal Fund                   Emerging Markets Fund
Payson Value Fund                             Investors Growth Fund
Payson Balanced Fund

Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

As of July 1, 1998, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of the Funds. Also as of that date, Appendix A identifies all shareholders who own of record 5% or more of the outstanding shares of any of the Registrant's series.

2.  INVESTMENT POLICIES


The following discussion is intended to supplement the disclosure in the Prospectus concerning each Fund's investments, investment techniques and strategies and the risks associated therewith. No Fund may make any investment or employ any investment technique or strategy not referenced in the Prospectus which relates to that Fund. For example, while the SAI describes "swap" transactions below, only those Funds whose investment policies, as described in the Prospectus, allow the Fund to invest in swap transactions may do so.

SECURITY RATINGS INFORMATION


Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix B to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund (neither event requiring sale of such security by a Fund), the Subadviser of the Fund will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Subadviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.


A Fund may purchase unrated securities if its Subadviser determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Subadviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Subadviser determines that retaining such security is in the best interests of the Fund.


To limit credit risks, the Funds may only invest in securities that are investment grade (rated in the top four long-term investment grades by an NRSRO or in the top two short-term investment grades by an NRSRO.) Accordingly, the lowest permissible long-term investment grades for corporate bonds, including convertible bonds, are Baa in the case of Moody's and BBB in the case of S&P and Fitch IBCA ("Fitch") ; the lowest permissible long-term investment grades for preferred stock are baa in the case of Moody's and BBB in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch. All these ratings are generally considered to be investment grade ratings, although Moody's indicates that securities with long-term ratings of Baa have speculative characteristics.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Each Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

The use of when-issued transactions and forward commitments enables the Funds to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities which it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Fund's Subadviser were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices inferior to the current market values.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds enter into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If a Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

Each Fund will establish and maintain with its custodian a separate account with cash, U.S. Government Securities (as defined in the Prospectus) and other liquid high-grade debt securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased over-the-counter (OTC) options and repurchase agreements maturing in more than seven days.

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Advisers, pursuant to guidelines approved by the Board. The Advisers take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. A Fund's Subadviser monitors the liquidity of the securities in the Fund's portfolio and reports periodically on such decisions to the Board.

CONVERTIBLE SECURITIES

The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

TEMPORARY DEFENSIVE POSITION.

When a Fund assumes a temporary defensive position it may invest without limit in (1) short-term U.S. Government Securities, (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, (3) commercial paper of prime quality rated
Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the Fund's Subadviser to be of comparable quality, (4) repurchase agreements covering any of the securities in which the Fund may invest directly and (5) money market mutual funds.

The Funds may invest in the securities of other investment companies within the limits proscribed by the 1940 Act. In addition to the Fund's expenses (including the various fees), as a shareholder in another investment company, a Fund would bear its pro rata portion of the other investment company's expenses (including fees).

FUTURES CONTRACTS AND OPTIONS


Each Fund may in the future seek to hedge against a decline in the value of securities it owns or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options and the purchase and sale of futures contracts and options on those futures contracts. Each Fund may buy or sell stock index futures contracts, such as contracts on the S&P 500 stock index. In addition, each Fund may buy or sell futures contracts on Treasury bills, Treasury bonds and other financial instruments. The Funds may write covered options and buy options on the futures contracts in which they may invest.


In addition, the Funds may write (sell) covered put and call options and may buy put and call options on debt securities and bond indices. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security, currency or futures contract or maintains cash, U.S. Government Securities or other liquid, assets in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option.

The Funds' use of options and futures contracts would subject the Funds to certain investment risks and transaction costs to which they might not otherwise be subject. These risks include: (1) dependence on the Subadviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2)
imperfect correlation between movements in the prices of options, futures contracts or related options and movements in the price of the securities hedged or used for cover; (3) the fact that skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Funds invest; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time; and (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences. Other risks include the inability of the Fund, as the writer of covered call options, to benefit from the appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund.

The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5 percent of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50 percent of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50 percent of its total assets.

A Fund will only invest in futures contracts and options after providing notice to its shareholders and filing a notice of eligibility (if required) and otherwise complying with the requirements of the Commodity Futures Trading Commission ("CFTC"). The CFTC's rules provide that the Funds are permitted to purchase such futures or options contracts only (1) for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however, that in the alternative with respect to each long position in a futures or options contract entered into by a Fund, the underlying commodity value of such contract at all times does not exceed the sum of cash, short-term United States debt obligations or other United States dollar denominated short-term money market instruments set aside for this purpose by the Fund, accrued profit on the contract held with a futures commission merchant and cash proceeds from existing Fund investments due in 30 days; and (2) subject to certain limitations.

HEDGING AND OPTION INCOME STRATEGIES


Each Fund may (1) purchase or sell (write) put and call options on securities to enhance the Fund's performance and (2) seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options on individual securities or securities or financial indices and through the purchase and sale of financial futures contracts and related options. The Funds currently do no not intend to enter into any such transactions Whether or not used for hedging purposes, these investments techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded or the CFTC.


No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

Except as otherwise noted in the Prospectus or herein, the Funds will not use leverage in their option income and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless it owns either (1) an offsetting ("covered") position or (2) cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Funds will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Subadviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

   Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

A Subadviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.


Each Fund may purchase and write put and call options on equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities which are being hedged. Index options are settled exclusively in cash.


SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

A Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Fund. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

       (1) The successful use of options depends upon the Subadviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of an index option, fluctuations in the market sector represented by the index.

       (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

       (3) A position in an exchange-listed option may be closed out only on an exchange which provides a market for identical options. Most exchange-listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, a Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by a Fund may result in material losses to the Fund.

       (4) A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

       (5) When a Fund enters into an over-the-counter contract with a counterparty, the Fund will assume the risk that the counterparty will fail to perform its obligations in which case the Fund could be worse off than if the contract had not been entered into.

FUTURES STRATEGIES

A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or the currency as called for in the contract at a specified future date and at a specified price. For futures contracts with respect to an index, delivery is of an amount of cash equal to a specified dollar amount times the difference between the index value at the time of the contract and the close of trading of the contract.

A Fund may sell interest rate futures contracts in order to continue to receive the income from a fixed income security, while endeavoring to avoid part of or all of a decline in the market value of that security which would accompany an increase in interest rates.

A Fund may purchase index futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.

A Fund may purchase call options on a futures contract as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual security, in that it can be used as a temporary substitute for a position in the security itself.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING

No price is paid upon entering into futures contracts; rather, a Fund is required to deposit (typically with its custodian in a segregated account in the name of the futures broker) an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In such event, it may not be possible for a Fund to close a position, and in the event of adverse price movements, it would have to make daily cash payments of variation margin. In addition:

       (1) Successful use by a Fund of futures contracts and related options will depend upon the Subadviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

       (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying currencies which causes this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of futures contracts over the short term.

       (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

       (4) Like other options, options on futures contracts have a limited life. A Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in the Subadviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

       (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

       (6) A Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

FINANCIAL FUTURES CONTRACTS AND OPTIONS


A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section
4.5 of the rules of the CFTC. Under that section a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margins and premiums required to establish such positions would exceed 5% of the Fund's net assets.


3.  ADDITIONAL INVESTMENT POLICIES

The investment objective and all investment policies of each Fund that are designated as fundamental may be changed only with the approval of the holders of a majority of the outstanding voting securities of each Fund. A majority of outstanding voting securities means the lesser of (i) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented, or (ii) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies are not fundamental and may be changed by the Board without approval by shareholders of the Fund.

The Funds have adopted the following fundamental investment policies which are in addition to those contained in the Funds' Prospectus and which may not be changed without shareholder approval. No Fund may:



             (1) Borrow money from banks or by entering into reverse repurchase agreements in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing).

             (2) Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry, provided that the Funds may invest, to the extent permitted by the 1940 Act, all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

             (3) With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer, or (b) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer; however, each Fund may invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

             (4) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

             (5) Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

             (6) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

             (7) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies, currency-related contracts and contracts on indices will not be deemed to be physical commodities.

             (8) Issue senior securities except pursuant to Section 18 of the Investment Company Act of 1940 ("1940 Act ) and except that the Fund may borrow money subject to investment limitations specified in the Fund's Prospectus.

             (9) Invest in interests in oil or gas or interests in other mineral exploration or development programs.


Each Fund has adopted the following nonfundamental investment policies that may be changed by the Board without shareholder approval. No Fund may:


             (a) Borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of the Fund's total assets or purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding.

             (b) Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

             (c) Invest in securities of another registered investment company, except in connection with a merger, consolidation, acquisition or reorganization; and except to the extent permitted by the 1940 Act.

             (d) Purchase securities on margin, or make short sales of securities (except for short sales against the box), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

             (e) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than (1) 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the Securities Act of 1933 ("Restricted Securities") or (2) 10% of the Fund's total assets would be invested in Restricted Securities.


             (f) Invest in warrants if (1) more than 5% of the value of the Fund's net assets will be invested in warrants (valued at the lower of cost or market) or (2) more than 2% of the value of the Fund's net assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. For purpose of this limitation, warrants acquired by the Fund in units or attached to securities are deemed to have no value.


Except as required by the 1940 Act, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.


5.  PERFORMANCE DATA


The Funds may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. A Fund's net asset value, yield and total return fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

In performance advertising the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDC/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). In addition, a Fund may compare any of its performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. A Fund may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


For the fiscal year ended March 31, 1998, the one year total return for Quadra Value Equity Fund was 37.47% while total return since inception (unannualized) for the Quadra Growth Fund was 14.23%. Quadra Value Equity Fund commenced operations on April 21, 1997 and Quadra Growth Fund commenced operations on November 4, 1997.

YIELD CALCULATIONS


Yields for a Fund used in advertising are computed by dividing the Fund's interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to bonds purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds purchased at a discount by adding a portion of the discount to daily income. Capital gain and loss generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Also, Processing Organizations may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yields of each Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

TOTAL RETURN CALCULATIONS

Each of the Funds may advertise total return. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over a given period according to the following formula:

                                                    n
                                               P(1+T) = ERV

Where:

                         P = a hypothetical initial payment of $1,000; T = average annual total return;
                         n = number of years;  and
                         ERV = ending redeemable value.

ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.


In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any period of time. Total returns may be broken down into their components of income and capital (including capital gain and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information may be quoted numerically or in a table, graph or similar illustration.


Period total return is calculated according to the following formula:

                                              PT = (ERV/P-1)

Where:

                                PT = period total return. The other definitions are the same as in average annual total return above.


Investors who purchase and redeem shares of a Fund through a customer account maintained at a Processing Organization may be charged one or more of the following types of fees as agreed upon by the Processing Organization and the investor, with respect to the customer services provided by the Processing
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of the Fund for those investors.

OTHER ADVERTISING MATTERS

The Funds may also include various information in their advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) background information regarding the Funds' Adviser and biographical descriptions of the management staff of the Adviser; (7) summaries of the views of the Adviser with respect to the financial markets; (8) background information regarding the Trust; (9) the results of a hypothetical investment in a fund over a given number of years, including the amount that the investment would be at the end of the period; (10) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (11) the net asset value, net assets or number of shareholders of the Funds as of one or more dates.

5.  MANAGEMENT

TRUSTEES AND OFFICERS

THE TRUST


The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.


John Y. Keffer,* Trustee, Chairman and President (age 56)

          President, Forum Financial Group, LLC, (mutual fund services company holding company). Mr. Keffer is a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 55)


          Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.


James C. Cheng, Trustee (age 56)


          President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.


J. Michael Parish, Trustee (age 54)

          Partner at the law firm of Reid & Priest L.L.P. since 1995. From 1989 to 1995, he was a partner at the law firm of Winthrop, Stimson, Putnam & Roberts. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 West 57th Street, New York, New York 10019.

Mark D. Kaplan, Vice President (age 42)

          Director, Investments, Forum Financial Group, LLC, with which he has been associated since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Stacey Hong, Treasurer (age 32)

          Director, Fund Accounting, Forum Financial Group, LLC, with which he has been associated since April 1992. Prior thereto, Mr. Hong was a Senior Accountant with Ernst & Young, LLP. His address is Two Portland Square, Portland, Maine 04101.

Max Berueffy, Secretary (age 46)

          Senior Counsel, Forum Financial Group, LLC, with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provided services. His address is Two Portland Square, Portland, Maine 04101.


Leslie K. Klenk, Assistant Secretary (age 33)

          Assistant Counsel, Forum Financial Group, LLC, with which she has been associated since April 1998. Prior thereto, Ms. Klenk was Vice President and Associate General Counsel of Smith Barney Inc. Ms. Klenk also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provided services. Her address is Two Portland Square, Portland, Maine 04101.

Pamela Stutch, Assistant Secretary (age 31)

          Fund Administrator, Forum Financial Group, LLC, with which she has been associated since May 1998. Prior thereto, Ms. Stutch attended Temple University School of Law and graduated in 1997. Ms. Stutch also was a legal intern for the Maine Department of the Attorney General. Ms. Stutch also serves as an officer of other registered investment companies for which the various Forum Financial Group of Companies provided services. Her address is Two Portland Square, Portland, Maine 04101.

John Y. Keffer is an interested person of the Trust as that term is defined in the 1940 Act.

TRUSTEE COMPENSATION

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each committee meeting attended on a date when a Board meeting is not held. As of March 31, 1997, in addition to $1,000 for each Board meeting attended, each Trustee receives $100 per active portfolio of a Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meeting of the Board. No officer of the Trust is compensated by the Trust.


The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended March 31, 1998.


                                                       ACCRUED           ANNUAL
                                   AGGREGATE           PENSION        BENEFITS UPON         TOTAL
TRUSTEE                          COMPENSATION          BENEFITS        RETIREMENT         COMPENSATION
-------                          ------------          --------        ----------         ------------
Mr. Keffer                            None               None               None               None
Mr. Azariadis                    $9,718.64               None               None          $9,718.64
Mr. Cheng                        $9,718.64               None               None          $9,718.64
Mr. Parish                       $9,718.64               None               None          $9,718.64

TRUSTEE COMPENSATION FOR CORE TRUST (DELAWARE)

Each of the Trustees of the Trust is also a Trustee of Core Trust (Delaware), a registered, open-end management investment company ("Core Trust"). Each Trustee of Core Trust (other than John Y. Keffer, who is an interested person of Core Trust) is paid $1,000 for each Core Trust Board meeting attended (whether in person or by electronic communication) plus $100 per active portfolio of Core Trust and is paid $1,000 for each committee meeting attended on a date when a Core Trust Board meeting is not held. To the extent a meeting relates to only certain portfolios of Core Trust, trustees are paid the $100 fee only with respect to those portfolios. Core Trust trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Core Trust Board.

THE ADVISERS

Quadra Capital Partners, LLC ("Quadra"), 270 Congress Street, Boston, Massachusetts 02210, serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). The business address of Quadra is 270 Congress Street, Boston, Massachusetts 02210. As a new entity, Quadra has no previous experience managing an investment company. The officers of Quadra have significant experience, however, in the formation and management of trust and investment management entities including registered investment companies, registered investment advisers, and a commingled fund of funds.

Ms. Eileen Delasandro is founder and Chief Executive Officer of Quadra. She has over twenty years of experience in the institutional investment management industry. Prior to founding Quadra, she was Partner and Chief Operating Officer at Nicholas-Applegate Capital Management, L.P. Mr. Donald Levi is founder and Chief Operating Officer of Quadra. He has over thirty years of experience in the banking and trust industries. Prior founding Quadra, he was founder and Chief Executive Officer of Western Trust Services. Mr. Howard Stevenson is founder and Chairman of Quadra. He is also the Sarafin-Rock Professor at Harvard Business School, were he has taught for over twenty-five years, and was co-chairman of the Baupost Group, a private registered investment adviser, which he co-founded. Mr. Philip Hamilton is Senior Voce President at Quadra. Prior to joining Quadra, he was Senior Researcher in Finance at Harvard Business School. He serves as compliance officer for the firm.


To assist it in carrying out its responsibility, the Adviser has retained the Subadvisers to render advisory services and make daily investment decisions for each Fund pursuant to an investment subadvisory agreements with Quadra (the "Subadvisory Agreements"). Quadra has retained the following Subadvisers:

CARL DOMINO ASSOCIATES, L.P., ("CDA") founded in 1987 by Mr. Carl Domino, CFA, who is presently Managing Partner and Senior Portfolio Manager of CDA.

SMITH ASSET MANAGEMENT GROUP,  L.P. ("Smith Group"),  founded in 1995 by Stephen
S. Smith, CFA, who is the Chief Investment Officer of Smith Group.

The amount of the fees paid by Quadra to each Subadviser may vary from time to time as a result of periodic negotiations with the Subadviser regarding such matters as the nature and extent of the services (other than investment selection and order placement activities) provided by the Subadviser to the Fund, the increased cost and complexity of providing services to the Fund, the investment record of the Subadviser in managing the Fund and the nature and magnitude of the expenses incurred by the Subadviser in managing the Fund's assets and by the Adviser in overseeing and administering management of the Fund. However, the contractual fee payable to each Fund by Quadra for investment advisory services that is set forth in the Prospectus will not vary as a result of those negotiations.

The Advisers furnish at their own expense all services, facilities and personnel necessary to perform their duties under the Advisory or Subadvisory Agreements. The Advisory and Subadvisory Agreements provide, with respect to each Fund, for an initial term of two years from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the agreement is specifically approved at least annually by the Board or, with respect to each Fund, by vote of the shareholders of that Fund, and in either case by a majority of the directors who are not parties to the Advisory Agreement or interested persons of any such party.

The Advisory and Subadvisory Agreements are terminable without penalty by the Trust and by the Adviser, respectively, with respect to a Fund on 30 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser and the Subadviser, respectively, on not less than 90 days' written notice, and will automatically terminate in the event of its assignment. The Agreements also provide that, with respect to each Fund, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of its obligations and duties under the Agreements. In addition, under the Advisory Agreement, if the Adviser ceases to act as a Fund's investment advisor, or in the event the Adviser so requests in writing, the Trust will change a Fund's name so as not to include the word "Quadra." The Advisory and Subadvisory Agreements provide that the Advisers may render services to others.

In addition to receiving its advisory fee from the Funds, the Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in a Fund. In some instances the Adviser may elect to credit against any investment management fee received from a client who is also a shareholder in a Fund an amount equal to all or a portion of the fees received by the Adviser or any affiliate of the Adviser from a Fund with respect to the client's assets invested in that Fund.


The following table shows the dollar amount of fees payable under the Advisory and Subadvisory Agreements for the Quadra Value Equity Fund and the Quadra Growth Fund, the amount of fees that was waived by the Advisers and/or Subadvisers, if any, and the actual fee received by the Advisers/Subadvisers.

QUADRA VALUE EQUITY FUND
 FISCAL YEAR ENDED MARCH 31       ADVISORY FEE PAYABLE          ADVISORY FEE WAIVED         ADVISORY FEE RETAINED

            1998                         $8,367                       $8,367                         $0




QUADRA GROWTH FUND
 FISCAL YEAR ENDED MARCH 31       ADVISORY FEE PAYABLE          ADVISORY FEE WAIVED         ADVISORY FEE RETAINED

            1998                         $5,793                       $5,793                         $0


THE ADMINISTRATOR

Pursuant to an Administration Agreement approved by the Trust on June 19, 1997, Forum Administrative Services, LLC ("FAdS") acts as administrator to the Trust on behalf of the Funds.. As administrator, FAdS provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. At the request of the Board, FAdS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of FAdS or its affiliates. Prior to June 19, 1997, administrative services were provided to the Trust by Forum Financial Services, Inc. ("FFSI") pursuant to a Management Agreement.

The Administration Agreement will remain in effect, with respect to each Fund, for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually (1) by the Board or by majority vote of shareholders of a Fund and (2) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement may be terminated with respect to a Fund, without penalty, by the Board or FAdS on 60 days' written notice. The Administration
Agreement provides that FAdS shall not be liable for any action or inaction taken in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the Administration Agreement.

For administrative services performed on behalf of the Funds, FAdS receives a fee at an annual rate of 0.10% of the first $50 million of the average daily net assets of each Fund and 0.05% over $50 million. Prior to June 19, 1997, FSS served as the administrator for the Trust pursuant to similar terms and compensation as FFSI. The following table shows the dollar amount of fees payable, the amount of fees that was waived, if any, and the actual fees received with respect to the Funds under the Administration and Management Agreements. The data is for the Funds' initial fiscal year ended March 31, 1998.


QUADRA VALUE EQUITY FUND
 FISCAL YEAR ENDED MARCH 31    ADMINISTRATION FEE PAYABLE    ADMINISTRATION FEE WAIVED   ADMINISTRATION FEE RETAINED

            1998                        $39,889                       $39,889                        $0


QUADRA GROWTH FUND
 FISCAL YEAR ENDED MARCH 31    ADMINISTRATION FEE PAYABLE    ADMINISTRATION FEE WAIVED   ADMINISTRATION FEE RETAINED

            1998                        $16,333                       $6,333                       $10,000

THE DISTRIBUTOR

Pursuant to a Distribution Agreement, Forum Financial Services, Inc. ("FFSI"), an affiliate of FAdS, is the Trust's distributor and acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. All subscriptions for shares obtained by Forum are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. Forum receives no compensation or reimbursement of expenses for the distribution services provided the Funds pursuant to the Distribution Agreement and is under no obligation to sell any specific amount of Fund shares.

The Distribution Agreement will continue in effect, with respect to each Fund, for twelve months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by majority vote of the shareholders of a Fund, and in either case, by a majority of the Trustees who (1) are not parties to the Distribution Agreement and are not interested persons of any such party (other than as Trustees of the Trust..

The Distribution Agreement terminates automatically if assigned and may be terminated without penalty by is the Board or by majority vote of the shareholders of each Fund on 60 days' written to FFSI by FFSI on 60 days' written notice to the Board. The Distribution Agreement provides that FFSI shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of FFSI's duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

FFSI may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of a Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.


Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

THE TRANSFER AGENT

Pursuant to a Transfer Agency and Services Agreement with the Trust dated May 19, 1998, Forum Shareholder Services, LLC ("FSS") acts as transfer agent of the Trust. FSS became the transfer agent effective January 1, 1998 when it succeeded to the transfer agency business of Forum Financial Corp.
(FSS and Forum Financial Corp. ("FFC")) are commonly controlled entities.

 The Transfer Agency Agreement provides, with respect to each Fund, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the Transfer Agency and Services Agreement is specifically approved at least annually (1) by the Board or by a majority vote of the shareholders of a Fund, and in either case by a majority of the directors who are not parties to the Transfer Agency and Services Agreement or interested persons of any such party.. The Transfer Agency and Services Agreement may also be terminated by the Trust or the Board on 60 days written notice. The Transfer Agency and Services Agreement also provides that FSS shall not be liable for any action or inaction taken except for willful misfeasance, bad faith, and gross negligence in the performance of its duties under the Transfer Agency and Services Agreement.

Among the responsibilities of FSS as agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FSS or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. FSS or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FSS with respect to assets of those customers or clients invested in the Funds. FSS, Forum or sub-transfer agents or processing agents retained by FSS may be Processing Organizations (as defined in the Prospectus) and, in the case of sub-transfer agents or processing agents, may also be affiliated persons of FSS or Forum.

For its services, FSS receives with respect to each Fund an annual fee of $24,000 per year plus shareholder account fees of $25.00 per retail account and $125.00 per institutional. Prior to June 19, 1997, FFC served as the transfer agent for the Trust pursuant to similar terms and compensation as FSS. The following table shows the dollar amount of fees payable, the amount of fees that was waived by FSS, if any, and the actual fee received by FSS with respect to the Funds under the Transfer Agency and Services Agreement.

QUADRA VALUE EQUITY FUND
 FISCAL YEAR ENDED MARCH 31   TRANSFER AGENCY FEE PAYABLE   TRANSFER AGENCY FEE WAIVED       TRANSFER AGENCY FEE
                                                                                                  RETAINED

            1998                        $24,310                         $0                         $24,310

QUADRA GROWTH FUND
 FISCAL YEAR ENDED MARCH 31   TRANSFER AGENCY FEE PAYABLE   TRANSFER AGENCY FEE WAIVED       TRANSFER AGENCY FEE
                                                                                                  RETAINED

            1998                         $9,883                         $0                         $9,883

FSS or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of a Fund with respect to assets invested in the Fund.

THE FUND ACCOUNTANT

Pursuant to a Fund Accounting Agreement with the Trust dated June 19, 1997, Forum Accounting Services, LLC ("FAcS"), provides the Funds with portfolio accounting. Under the Fund Accounting Agreement, FAcS prepares and maintains books and records of each Fund on behalf of the Trust as required under the 1940 Act, calculates the net asset value per share of each Fund and dividends and capital gain distributions and prepares periodic reports to shareholders and the Securities and Exchange Commission. Prior to June 19, 1997, accounting services were provided to the Trust by FFC.

The Fund Accounting Agreement provides, with respect to each Fund, for an initial period of one year from the date of its effectiveness and will continue in effect only if such continuance is specifically approved at least annually by
(1) the Board or by majority vote of the shareholders of a Fund and (2) by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party. The Fund Accounting Agreement may also be terminated on 60 days written notice by either the Board or FAcS.

For its services, FAcS receives, with respect to each Fund, a fee of $36,000 per year plus certain surcharges depending upon the amount and type of the Fund's portfolio transactions and positions. Prior to June 19, 1997, FFSI provided accounting services to the Trust for a similar fee. The following table shows the dollar amount of fees payable to FAcS for services rendered to the Funds under the Fund Accounting Agreement, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS. The data is for the initial fiscal year of operations ended March 31, 1998 for each Fund.

QUADRA VALUE EQUITY FUND
Fiscal Year
Year Ended March 31,            Accounting Fee Payable        Accounting Fee Waived        Accounting Fee Retained
 1998                                   $36,900                       $27,900                      $9,000

QUADRA GROWTH FUND

Fiscal Year
Year Ended March 31,           Accounting Fee Payable        Accounting Fee Waived         Accounting Fee Retained
 1998                                  $14,700                       $5,700                       $9,000


EXPENSES

Under the Advisory Agreement, the Trust has confirmed its obligation to pay all its expenses subject to the obligation of the Adviser to reimburse the Trust for its excess expenses as described in the Prospectus. The Trust believes that currently the most restrictive expense ratio limitation imposed by any state is 2-1/2% of the first $30 million of the Fund's average net assets, 2% of the next $70 million of its average net assets and 1-1/2% of its average net assets in excess of $100 million.

The Trust's expenses include: interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the Trust's custodian and transfer agent; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and maintaining corporate existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; costs of maintaining books and accounts; costs of reproduction, stationery and supplies; compensation of the Trust's Trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, Forum or their respective affiliates and costs of other personnel performing services for the Trust; costs of corporate meetings; Securities and Exchange Commission registration fees and related expenses; expenses associated with state securities laws; the fees payable under the Advisory Agreement, and the Administration and Distribution Agreement.


6.  DETERMINATION OF NET ASSET VALUE

 The Trust determines the net asset value per share of the each Fund as of 4:00 p.m., Eastern Time, on each Fund Business Day as defined in the Prospectus by dividing the value of the Fund's net assets (i.e., the value of its portfolio securities and other assets less its liabilities) by the number of that Fund's shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued at current market value, or, in their absence, at fair value as determined by the Board. Purchases and redemptions are effected at the time of the next determination of net asset value following the receipt in proper form of any purchase or redemption order.


7.  PORTFOLIO TRANSACTIONS


Each Fund will effect purchases and sales through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Subadviser to the Fund in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with Fund transactions, the Subadviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Subadviser may also take into account payments made by brokers effecting transactions for a Fund (1) to the Fund or
(2) to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay.


In addition, each Subadviser may give consideration to research and investment analysis services furnished by brokers or dealers to the Subadviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Subadviser's own internal research and investment strategy capabilities. The Subadviser may use the research and analysis in connection with services to clients other than the Fund, and the Subadviser's fee is not reduced by reason of the Subadviser's receipt of the research services.

Investment decisions for the Funds will be made independently from those for any other account or investment company that is or may in the future become managed by the Advisers or their affiliates. If, however, a Fund and other investment companies or accounts managed by one of the Advisers are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for a Fund and for other investment companies and accounts managed by one of the Advisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


In the future the Funds, consistent with the policy of obtaining best net results, may conduct brokerage transactions through the Advisers' affiliates, affiliates of those persons or Forum. If a Fund anticipates conducting brokerage transactions through these persons, the Board will adopt procedures in conformity with applicable rules under the 1940 Act to ensure that all brokerage commissions paid to these persons are reasonable and fair. For the fiscal year ended March 31, 1998, the aggregate brokerage commissions incurred by the Quadra Value Equity Fund and the Quadra Growth Fund were $5,410 and $4,896, respectively. For fiscal year ended March 31, 1998, $0.00 or 0.00% of aggregate brokerage commissions was paid to an affiliate of the Advisers.

8.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor. As of March 31, 1998, the net assets value of the Quadra Value Equity Fund and the Quadra Growth Fund was $12.80 and $11.42, respectively.


In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily, from time to time, to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

The Trust has filed a formal election with the Securities and Exchange Commission pursuant to which a Fund will only effect a redemption in portfolio securities if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

EXCHANGE PRIVILEGE


The exchange privilege permits shareholders of the Funds to exchange their shares for shares of any other Fund or Investors shares of Daily Assets Government Fund, a money market fund of Forum Funds (each, a "Participating Fund"). For Federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.

By use of the exchange privilege, the shareholder authorizes FSS to act upon any instruction believed by FSS to be genuine of any person representing himself to either be, or to have the authority to act on behalf of, the shareholder. The records of FSS of such instructions are binding. Proceeds of an exchange transaction may be invested in another Participating Fund in the name of the shareholder.


Exchange transactions will be made on the basis of relative net asset values per share at the time of the exchange transaction. Shares of any Participating Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of any other Participating Fund. The terms of the exchange privilege are subject to change, and the privilege may be terminated by the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.

INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT


The Funds offer an individual retirement plan (the "IRA") for individuals who wish to use shares of the Funds as a medium for funding individual retirement savings. Under the IRA, distributions of net investment income and capital gain will be automatically reinvested in the IRA established for the investor. The Funds' custodian furnishes custodial services to the IRAs for a service fee. Shareholders wishing to use a Fund's IRA should contact FSS for further details and information.

9.  TAX MATTERS


Each Fund intends, for each taxable year, to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company under the Code does not involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Funds must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to Federal income taxes on dividends and distributions by a Fund and assume that each Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details and for the application of state and local tax laws to the investor's particular situation.

The Funds expect to derive a substantial amount of their gross income (exclusive of capital gain) from dividends. Accordingly, that portion of the Funds' dividends so derived will qualify for the dividends-received deduction for corporations to the extent attributable to certain qualifying dividends received by the Fund from domestic corporations. Capital gain distributions are not eligible for the dividends received deduction for corporations.


Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains -- that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains"), and a second rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Except as noted below, distributions of net capital gains will be treated in the hands of shareholders a mid-term gains to the extent designated by a Fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Gains derived from assets sold after May 7, 1997 and held for more than 18 months will be treated as mid-term gains. Gains derived from assets sold after May 6, 1997 and before July 29, 1997 and held for more than one year will be treated as adjusted net capital gains. Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held shares in a Fund.


Under the Code, gains or losses from the disposition of (1) foreign  currencies,
(2) debt securities denominated in a foreign currency, (3) certain options on foreign currencies or (4) certain forward contracts denominated in a foreign currency, that are attributed to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of its disposition are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than affecting the amount of the Fund's net capital gain. Because section 988 losses reduce the amount of ordinary dividends a Fund will be allowed to distribute for a taxable year, such losses may result in all or a portion of prior dividend distributions for such year being recharacterized as non-taxable return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her shares. To the extent that such distributions exceed a shareholder's basis, each distribution will be treated as a gain from the sale of shares. Under certain conditions, a Fund may elect to except from Section 988 any foreign currency gain or loss realized by a Fund on any regulated forward contract, option or futures contract which would be "marked to market" under
Section 1256 of the Code if held on the last day of taxable year, as described immediately below.

Certain listed options, regulated futures contracts and foreign exchange contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Fund on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. A Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" from the application of section 1256.

With respect to equity or over-the-counter put and call options, gain or loss realized by a Fund upon the lapse or sale of such options held by the Fund will be either long-term or short-term capital gain or loss depending upon the respective Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Fund will be treated as short-term capital gain or loss. In general, if a Fund exercises an option, or if an option that a Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by such Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that (1) loss realized on disposition of one position of a straddle not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle;
(2) a Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of section 1256 contracts.

Pursuant to the Taxpayer Relief Act of 1997, if a Fund has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Fund, generally, will be deemed to have sold the appreciated security and, thus, will recognize gain for tax purposes.

A Fund's investment in zero coupon securities will be subject to special provisions of the Code which may cause the Fund to recognize income without receiving cash necessary to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. In order to satisfy those distribution requirements the Fund may be forced to sell other portfolio securities.

If a Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to United States federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. A Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by a Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities), or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income." Under recently enacted legislation, a Fund could elect for taxable years beginning after 1997 to "mark-to-market" stock in a PFIC. Under such an election, a Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. A Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. A Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by a Fund, would be treated as ordinary loss. A Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If a Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the

Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund.


9.  OTHER INFORMATION

CUSTODIAN

Pursuant to a Custodian Agreement, BankBoston, 100 Federal Street, Boston, MA 02106, acts as the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, determining income and collecting interest on Fund investments.

COUNSEL

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, 1200 G. Street, N.W., Washington, DC 20005.

INDEPENDENT ACCOUNTANTS


Wolf & Company, P.C., One International Place, Boston, Massachusetts 02110-9801, act as independent accountants for the Funds.

FINANCIAL STATEMENTS

The financial statements of the Funds for the fiscal year ended March 31, 1998, which are included in the Annual Report to Shareholders of the Trust and delivered along with this Statement of Additional Information, are incorporated herein by reference.

                                   APPENDIX A
                                   ----------

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------

As of July 1, 1998, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned more than 5% of each Fund. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
                                                                       ------------               -------------
OAK HALL SMALL CAP CONTRARIAN FUND

Maryann Wolf                                                              13.30%                   40,946.955
55 Central Park West Apt 12-13
New York  NY  10023

Simeon Gold & Heide Gold, Jt. Ten.                                         9.05%                   27,856.149
136 East 76th Street Apt. 10F
New York  NY  10021

Jane Levy                                                                  5.73%                   17,622.969
320 West 87th Street Apt. 3W
New York  NY  10024

Bank of Boston, IRA Custodian                                              5.70%                   17,553.097
FBO Maryann Wolf
55 Central Park West Apt. 12-13
New York  NY  10023

WR Family Associates 401K Plan Option                                      5.48%                   16,870.661
Attn: Olga M. Dimmini
122 East 42nd Street, Suite 2400 New York, NY 10168-002



                                      A-1




                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
DAILY ASSETS GOVERNMENT FUND                                           ------------               -------------
INSTITUTIONAL  SHARES

H M Payson & Co. Custody Account                                          56.56%                 18,033,015.150
FBO Customer Funds Under Mgmt
P.O. Box 31
Portland  ME  04112


H M Payson & Co. Trust Account                                            43.44%                 13,850,465.390
FBO Trust Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

DAILY ASSETS GOVERNMENT FUND
INSTITUTIONAL SERVICE SHARES

Bank of Boston, IRA Rollover Custodian                                    16.52%                  826,387.330
FBO Merne E. Young Rollover
18751 San Rufino
Irvine, CA 92612

Casa Colina Centers for Rehabilitation                                    15.90%                  795,276.550
Foundation Smith Family Care Fund
Attn: Kristy Hurley
2850 N. Garey Avenue
P.O. Box 6001
Pomona, CA 91769-6001                                                     15.90%                  795,276.550

Lansdowne Parking Associates LP                                            9.99%                  499,939.120
c/o Meredith Management
29 Crafts Street #300
Newton, MA 02158

DAILY ASSETS GOVERNMENT FUND
INVESTORS SHARES

Forum Administrative Services, LLC                                         100%                     100.920
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101


DAILY ASSETS CASH FUND
INSTITUTIONAL SHARES

Allagash & Co.                                                            46.30%                 12,236,932.890
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477


                                      A-2




                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED              OF FUND OWNED
DAILY ASSETS CASH FUND                                                 ------------              -------------
INSTITUTIONAL SHARES CON'T

H M Payson & Co. Custody Account                                          34.44%                 9.101,914.440
FBO Customer Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

H M Payson & Co. Trust Account                                            19.27%                 5,092,100.590
FBO Trust Funds Under Mgmt
P.O. Box 31
Portland, ME 04112

DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES

Cutler Approved List Equity Fund                                          18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Sound Shore Fund                                                          18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Small Cap Value Fund                                                  18.73%                  983,490.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Cutler Equity Income Fund                                                 18.12%                  951,550.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM All Cap Value Fund                                                     9.45%                  496,164.720
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

CRM Mid Cap Value Fund                                                     5.70%                  299,263.830
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101


                                      A-3




                                                                       PERCENTAGE OF               AMOUNT OF
                                                                       SHARES OWNED               SHARES OWNED
                                                                       ------------               ------------
DAILY ASSETS CASH FUND
INVESTORS SHARES

Forum Administrative Services, Inc.                                        100%                     101.200
Two Portland Square
Portland, ME 04101



DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SHARES

Allagash & Co.                                                            72.89%                 11,915,149.240
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Babb & Co. #02-6004105                                                    26.73%                 4,368,592.160
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SERVICE SHARES

Dirigo Drywall Assoc.                                                     22.89%                  682,716.350
225 Riverside Street
Portland, ME 04103

Cutler Approved List Equity Fund                                          19.58%                  583,950.000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

Sound Shore Fund                                                          19.58%                  583,950.000
c/o Forum Financial Services, Inc./
Two Portland Square
Portland, ME 04101

CRM Small Cap Value Fund                                                  19.58%                  583,950,000
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101


                                      A-4




                                                                      PERCENTAGE OF                AMOUNT OF
                                                                       SHARES OWNED              SHARES OWNED
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                               ------------              ------------
INSTITUTIONAL SERVICE SHARES-CON'T

Cutler Equity Income Fund                                                 9.05%                   269,894.440
C/O Forum Financial Services, Inc.
Two Portland Square

CRM All Cap Value Fund                                                    6.23%                   185,729.030
c/o Forum Financial Services, Inc.
Two Portland Square
Portland, ME 04101

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
INVESTORS SHARES

Forum Administrative Services, LLC                                         100%                     100.900
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SHARES

Babb & Co. #02-6004105                                                    46.72%                 9,494,221.860
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Allagash & Co.                                                            25.38%                 5,157,680.310
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Imperial Securities Corp.                                                 23.96%                 4,868,005.220
Attn: Jack Singer
9920 South La Cieniega Blvd 14th Fl
Inglewood, CA 90301

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SERVICE SHARES

Forum Financing                                                            100%                      5.000
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101


                                      A-5




                                                                      PERCENTAGE OF                AMOUNT OF
                                                                      SHARES OWNED               SHARES OWNED
DAILY ASSETS MUNICIPAL FUND                                           ------------               ------------
INVESTOR SHARES

Forum Administrative Services, LLC                                        100%                      100.060
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SHARES

Babb & Co. #02-6004105                                                   65.16%                 62,106,021.450
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

Allagash & Co.                                                           34.84%                 33,201,966.980
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SERVICE

Allagash & Co.                                                           99.10%                  1,657,595.720
c/o Bank of New Hampshire
P.O. Box 477
CONCORD, NH 03302-0477

INVESTORS BOND FUND

Firstrust Co.                                                            72.38%                  5,714,958.415
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                        11.10%                   876,782.753
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456



                                      A-6




                                                                      PERCENTAGE OF            AMOUNT OF SHARES
                                                                      SHARES OWNED               OF FUND OWNED
                                                                      ------------               -------------
FORUM TAXSAVER BOND FUND

First Trust Co.                                                          49.33%                  1,717,000.264
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                        21.80%                   758,668.285
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456

Leonore Zusman Ttee                                                       6.03%                   209,963.557
Leonore Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Ct.
Englewood  OH  45322

Lawrence L. Zusman Ttee                                                   5.41%                   188,185.433
Lawrence L. Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Court
Englewood  OH  45322

HIGH GRADE BOND FUND

Babb & Co. #02-6004105                                                   99.76%                  3.451,019.518
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

NEW HAMPSHIRE BOND FUND

Independence Trust                                                       45.62%                   565,735.702
Attn: Linda Feliciano
200 Bedford Street 5th
Manchester, NH 03101



                                      A-7




                                                                  PERCENTAGE OF SHARES         AMOUNT OF SHARES
                                                                      OF FUND OWNED              OF FUND OWNED
                                                                      -------------              -------------

PAYSON BALANCED FUND

ALA & Co.                                                                15.49%                   258,329.088
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

Payse & Co.                                                              14.98%                   249,788.506
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

PAYSON VALUE FUND

Payse & Co.                                                              21.90%                   208,621.301
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

ALA & Co.                                                                18.09%                   172,271.808
c/o H.M. Payson & Co.
PO Box 31
Portland  ME  04112

INVESTORS EQUITY FUND

Babb & Co. #02-6004105                                                   94.40%                  2,383,117.225
c/o Bank of New Hampshire
P.O. Box 477
Concord, NH 03302-0477

Allagash & Co.                                                            5.18%                   130,658.987
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302


                                      A-8





                                                                  PERCENTAGE OF SHARES         AMOUNT OF SHARES
                                                                      OF FUND OWNED              OF FUND OWNED
                                                                      -------------              -------------
INTERNATIONAL EQUITY FUND

Forum Financing                                                          67.80%                     500.000
Forum Financial Group
Two Portland Square
Portland  ME  04101

Donaldson, Lufkin & Jenrette Sec Corp.                                   32.20%                     237.417
Mutual Funds Dept. - 5th Floor
PO Box 2052
Jersey City  NJ  07303

INVESTORS GROWTH FUND

Firstrust Co.                                                            99.95%                  3,013,520.631
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

EQUITY INDEX FUND

Allagash & Co.                                                           99.27%                   440,772.554
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302

SMALL COMPANY OPPORTUNITIES FUND

Forum Administrative Services, LLC                                        100%                      500.000
Attn: Corporate Accounting
Two Portland Square
Portland, ME 04101

EMERGING MARKETS FUND

Forum Financing                                                          65.52%                     500.00
Attn:  Corporate Accounting
Two Portland Square
Portland, ME 04101

Donald, Lufkin & Jenrette Securities Corp.                               34.48%                     263.158
Mutual Funds Dept.-5th Floor
P.O. Box 2052
Jersey City, NJ 07303


                                      A-9


                                                                      PERCENTAGE OF            AMOUNT OF SHARES
                                                                      SHARES OWNED               OF FUND OWNED
                                                                      ------------               -------------
QUADRA VALUE EQUITY FUND

Holly Melosi & Arturo R. Melosi TTEE                                     80.77%                   406,724.176
FBO Atrgur & Holly Magill Foundation
36 Woodland Way Circle
Greenville, SC 29601

HMK Enterprises, Inc.                                                    8.41%%                   42,337.003
800 South Street
Suite 355
Waltham  MA  02154

QUADRA GROWTH FUND

Holly Melosi & Arturo R. Melosi TTEE                                     77.64%                   454,757.022
FBO Arthur & Holly Magill Foundation
36 Woodland Way Circle
Greenville, SC 29601

John E. Rosenthal                                                         12.52                   73,322.092
1212 West Street
Carlisle, MA 01741-1428

POLARIS GLOBAL VALUE FUND

David Solomont                                                           11.39%                   271,791.712
c/o Utopia Inc.
200 Fifth Avenue
Waltham, MA 02154

DCGT TR                                                                   5.35%                   127,724.287
FBO Audrey Lewis-REG IRA
10 Rogers Street
Cambridge, MA 02142



                                THE QUADRA FUNDS


                 APPENDIX B - DESCRIPTION OF SECURITIES RATINGS


1.   CORPORATE BONDS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated CC typically are debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. This rating may also be used to indicate imminent default.

The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating Cl is reserved for income bonds on which no interest is being paid.

Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated D are in payment default or the obligor has filed for bankruptcy. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH IBCA, INC. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD, or D categories.

2.   PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

Moody's rates preferred stock as follows:

An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated baa is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue  which is rated caa is likely to be in  arrears on  dividend  payments.
This rating designation does not purport to indicate the future status of payments.

An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated c can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note:   Moody's  applies  numerical   modifiers  1,  2  and  3  in  each  rating
classification from aa through b in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

S&P rates preferred stock as follows:

AAA is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated C is a non-paying issue.

A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

3.   SHORT-TERM DEBT (COMMERCIAL PAPER)

MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2, both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                   --- Leading market positions in well-established industries. --- High rates of return on funds employed.
                   --- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
                   --- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                   --- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH IBCA, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

F-3. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D..   Issues assigned this rating are in actual or imminent payment default.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial statements


                           Prospectuses: Financial Highlights.


                           Statement of Additional Information: Not Applicable

         (b)      Exhibits

                 (1) Trust Instrument of Registrant dated August 29, 1995 (see note 1).

                 (2)      By-Laws of Registrant (see note 2).

                 (3)      None.

                 (4) See the following Sections in the Trust Instrument filed as Exhibit(1): Sections 2.04 and 2.06.

                 (5)(a) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (see note
                         3).

                    (b) Investment Advisory Agreement between Registrant and Quadra Capital Partners, L.P. relating to Quadra Value Equity Fund and Quadra Growth Fund dated as of December 20, 1996 (see note 4).


                    (c) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Carl Domino Associates, L.P.
                         relating to Quadra Value Equity Fund dated as of October 18, 1996 (see note 4).


                    (d) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (see note
                         3).

                    (e) Investment Advisory Agreement between Registrant and Oak Hall Capital Advisors, Inc. relating to Oak Hall Equity Fund dated as of June 14, 1996 (see note 3).

                    (f) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, Investors High Grade Bond Fund and Investors Growth Fund dated as of January 2, 1998 (see note 5).

                    (g) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Smith Asset Management Group, L.P. relating to Quadra Growth Fund dated as of November 1, 1997 (see note 6).


                    (h) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (see note 11).

                    (i) Investment Subadvisory Agreement between H.M. Payson & Co. relating to the Investors Equity Fund dated as of December 5, 1997 (filed herewith).

                 (6)(a)  Selected  Dealer  Agreement   between  Forum  Financial
                         Services, Inc. and securities brokers (see note 3).

                    (b) Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (see note
                         3).


                    (c) Distribution Agreement between Registrant and Forum Financial Services, Inc. relating to Quadra Value Equity Fund, Quadra Growth Fund, Investors Bond Fund, TaxSaver Bond Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Equity Index Fund, Small Companies Opportunities Fund, International Equity Fund, Investors Equity Fund, Emerging Markets Fund, Investors Growth Fund, Payson Balanced Fund, Payson Value Fund, Oak Hall Small Cap Contrarian Fund, Austin Global Equity Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997 (see note 3).


                 (7)      None.


                 (8)(a) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Investors Bond Fund, Investors
                         High Grade Bond Fund, Investors Growth Fund, Payson Balanced Fund, Payson Value Fund, Investors Equity Fund, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, Emerging Markets Fund, Institutional Shares, Institutional Service Shares and Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, Daily Assets Municipal Fund and Shares of Austin Global Equity Fund, Oak Hall Small Cap Contrarian Fund, Quadra Value Equity Fund, Quadra Growth Fund and Polaris Global Value Fund dated May 19, 1998 (see note 3).

                    (b) Custodian Agreement between Registrant and BankBoston N.A., relating to, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, Daily Assets Municipal Fund, Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Equity Index Fund, Investors Equity Fund, Payson Value Fund, Investors Growth Fund, International Equity Fund, Emerging Markets Fund, Small Company Opportunities Fund, Quadra Value Equity Fund, Quadra Growth Fund, Oak Hall Small Cap Contrarian Fund, Austin Global Equity Fund and Polaris Global Value Fund dated as of May 19, 1998 (filed herewith).

                 (9)(a) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Equity Index Fund, Small Company Opportunities Fund,
                         International Equity Fund, Emerging Markets Fund, Investors Equity Fund, Investors Growth Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Municipal Fund, Daily Assets Treasury Obligations Fund,

                         Austin Global Equity Fund, Oak Hall Small Cap Contrarian Fund, Polaris Global Value Fund, Quadra Value Equity Fund, and Quadra Growth Fund dated as of June 19, 1997 and amended as of December 5, 1997 (see note 3).


                    (b) Shareholder Service Plan of Registrant relating to Quadra Funds dated June 19, 1997, amended September 22, 1997 and Form of Shareholder Service Agreement relating to Quadra Funds (see note 7).


                    (c) Form of Shareholder Service Plan of Registrant dated September 22, 1997 and Form of Shareholder Service Agreement dated December 5, 1997 relating to the Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Municipal Fund and Daily Assets Treasury Obligations Fund (see note 8).


                 (10) Opinion of Seward & Kissel dated January 5, 1996 (see note 3)


                 (11)(a)  Consent of Independent Auditors (filed herewith).

                 (11)(b)  Consent of Independent Auditors (filed herewith).


                 (12)     None.


                 (13) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (see note 3).


                 (14)     Form of Disclosure  Statement  and Custodial  Account
                          Agreement   applicable   to   individual   retirement
                          accounts (see note 3)

                 (15) Form of Rule 12b-1 Plan adopted by Registrant (see note 3)



                 (16)     Schedule of Sample Performance Calculations (see note
                          10) relating to:

                            Investors High Grade Bond Fund                  Payson Balanced Fund
                            Investors Bond Fund                             Austin Global Equity Fund
                            TaxSaver Bond Fund                              Oak Hall Small Cap Contrarian Fund
                            Maine Municipal Bond Fund                       Quadra Value Equity Fund
                            New Hampshire Bond Fund                         Quadra Growth Fund
                            Daily Assets Treasury Obligations Fund          Equity Index Fund
                            Daily Assets Government Fund                    Investors Equity Fund
                            Daily Assets Government Obligations Fund        Investors Growth Fund
                            Daily Assets Cash Fund                          Small Company Opportunities Fund
                            Daily Assets Municipal Fund                     International Equity Fund
                            Payson Value Fund                               Emerging Markets Fund

                 (17)     Financial Data Schedules (filed herewith)


                 (18)     18f-3 plan adopted by Registrant (see note 3).

        Other Exhibits:


                 Powers of Attorney (see note 1).

                 Power of Attorney for John Y. Keffer (filed herewith).

         ---------------

Note      (1)  Exhibit  incorporated  by  reference  as filed on PEA No.  34 via
               EDGAR on May 9, 1996, accession number 0000912057-96-008780.

          (2) Exhibit incorporated by reference as filed on PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707.

          (3) Exhibit incorporated by reference as filed on PEA No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307.

          (4)  Exhibit  incorporated  by  reference  as filed on PEA No.  41 via
               EDGAR    on    December     31,    1996,     accession     number
               0000912057-96-030646.

          (5) Exhibit incorporated by reference as filed on PEA 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281.

          (6) Exhibit incorporated by reference as filed on PEA No. 48 via EDGAR on October 31, 1997, accession number 0001004402-97-000152.

          (7) Exhibit incorporated by reference as filed on PEA No. 49 via EDGAR on November 5, 1997, accession number 0001004402-97-000163.

          (8) Exhibit incorporated by reference as filed on PEA No. 50 via EDGAR on November 12, 1997, accession no. 0001004402-97-000189.

          (9) Exhibit incorporated by reference as filed on PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216.

          (10) Exhibit incorporated by reference as filed on PEA No. 61 via EDGAR on May 8, 1998, accession number 0001004402-98-000295.


          (11) Exhibit incorporated by reference as file on PEA No. 62 via EDGAR on June 8, 1998, accession number 0001004402-98-000339.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

           ------------------------------------------------------------------------- --------------------------------

           Title of Class                                                                Number of Recordholders
                                                                                           as of July 1, 1998

           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           Investors High Grade Bond Fund                                                           2
           ------------------------------------------------------------------------- --------------------------------

           Investors Bond Fund                                                                     57

           ------------------------------------------------------------------------- --------------------------------
           TaxSaver Bond Fund                                                                      41
           ------------------------------------------------------------------------- --------------------------------

           Maine Municipal Bond Fund                                                               389

           ------------------------------------------------------------------------- --------------------------------

           New Hampshire Bond Fund                                                                 74

           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Treasury Obligations Fund
           ------------------------------------------------------------------------- --------------------------------

                    Institutional Services                                                          3

           ------------------------------------------------------------------------- --------------------------------

                    Institutional                                                                   5

           ------------------------------------------------------------------------- --------------------------------
                    Investor Shares                                                                 1
           ------------------------------------------------------------------------- --------------------------------


           ------------------------------------------------------------------------- --------------------------------

           Title of Class                                                                Number of Recordholders
                                                                                           as of July 1, 1998

           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Government Fund
           ------------------------------------------------------------------------- --------------------------------

                    Institutional Services                                                         102

           ------------------------------------------------------------------------- --------------------------------

                    Institutional                                                                   3

           ------------------------------------------------------------------------- --------------------------------
                    Investor Shares                                                                 1
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Government Obligations Fund
           ------------------------------------------------------------------------- --------------------------------
                    Institutional Services                                                          9
           ------------------------------------------------------------------------- --------------------------------

                    Institutional                                                                   5

           ------------------------------------------------------------------------- --------------------------------
                    Investor Shares                                                                 1
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Cash Fund
           ------------------------------------------------------------------------- --------------------------------

                    Institutional Services                                                         26

           ------------------------------------------------------------------------- --------------------------------

                    Institutional                                                                   4

           ------------------------------------------------------------------------- --------------------------------
                    Investor Shares                                                                 1
           ------------------------------------------------------------------------- --------------------------------
           Daily Assets Municipal Fund
           ------------------------------------------------------------------------- --------------------------------

                    Institutional Services                                                          5

           ------------------------------------------------------------------------- --------------------------------
                    Institutional                                                                   1
           ------------------------------------------------------------------------- --------------------------------
                    Investor Shares                                                                 1
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------

           Payson Value Fund                                                                       361

           ------------------------------------------------------------------------- --------------------------------
           Payson Balanced Fund                                                                    387
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------

           Austin Global Equity Fund                                                               13

           ------------------------------------------------------------------------- --------------------------------

           Oak Hall Small Cap Contrarian Fund                                                      163

           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           Quadra Value Equity Fund                                                                17
           ------------------------------------------------------------------------- --------------------------------
           Quadra Growth Fund                                                                      14
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------

           Polaris Global Value Fund                                                               125

           ------------------------------------------------------------------------- --------------------------------
           Equity Index Fund                                                                        3
           ------------------------------------------------------------------------- --------------------------------

           Investors Equity Fund                                                                    7

           ------------------------------------------------------------------------- --------------------------------
           Investors Growth Fund                                                                    3
           ------------------------------------------------------------------------- --------------------------------
           Small Company Opportunities Fund                                                         1
           ------------------------------------------------------------------------- --------------------------------

           International Equity Fund                                                                2

           ------------------------------------------------------------------------- --------------------------------
           Emerging Markets Fund                                                                    2
           ------------------------------------------------------------------------- --------------------------------


ITEM 27.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 5.2 of Registrant's Trust Instrument provides as follows:

         "5.2.    INDEMNIFICATION.

         "(a)     Subject to the exceptions and limitations contained in Section
         (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  "(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         "(b)     No indemnification shall be provided hereunder to a Covere
         Person:

                  "(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  "(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           "(A) By the court or other body approving the settlement;

                           "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         "(e) Conditional advancing of indemnification monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or
          (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

         "4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Section 8 of the Distribution Agreement provides:

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)  any  act  of,  or   omission   by,   Distributor   or  its  sales
         representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any

         Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           (a)      Forum Investment Advisors, LLC

                    The description of Forum Investment Advisors, LLC (investment adviser to each of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, Daily Assets Municipal Fund, Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Investors Growth
                    Fund)  in the  Prospectuses  and  Statements  of  Additional
                    Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                    The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC., Member.

                    Both Forum Holdings Corp. and Forum Financial Group, LLC are controlled by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services.

                    The following are the officers of Forum Investment Advisors, LLC, including their business connections which are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of Companies provides services.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           William J. Lewis                   Director                             Forum Investment Advisors, LLC.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Name                               Title                                Business Connection

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Sara M. Morris                     Treasurer                            Forum Investment Advisors, LLC.
                                              ------------------------------------ ----------------------------------
                                              Chief Financial Officer              Forum Financial Group, LLC.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Other Forum affiliated companies
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David I. Goldstein                 Secretary                            Forum Investment Advisors, LLC.
                                              ------------------------------------ ----------------------------------
                                              General Counsel                      Forum Financial Group, LLC.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Other Forum affiliated companies
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Dana A. Lukens                     Assistant Secretary                  Forum Investment Advisors, LLC.
                                              ------------------------------------ ----------------------------------
                                              Corporate Counsel                    Forum Financial Group, LLC.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Other Forum affiliated companies
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Margaret J. Fenderson              Assistant Treasurer                  Forum Investment Advisors, LLC.
                                              ------------------------------------ ----------------------------------
                                              Corporate Accounting Manager         Forum Financial Group, LLC.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Other Forum affiliated companies
           ---------------------------------- ------------------------------------ ----------------------------------

         (b)      H.M. Payson & Co.


                    The description of H.M. Payson & Co. in the Prospectuses and Statements of Additional Information, with respect to the Payson Value Fund, Payson Balanced Fund and Investors Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.


                    The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Adrian L. Asherman                 Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John C. Downing                    Managing Director, Treasurer         H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           William A. Macleod                 Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Thomas M. Pierce                   Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Peter E. Robbins                   Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Name                               Title                                Business Connection

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John H. Walker                     Managing Director, President         H.M. Payson & Co.
                                              ------------------------------------ ----------------------------------
                                              Director                             York Holding Company
                                              ------------------------------------ ----------------------------------
                                              Director                             York Insurance Company
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Teresa M. Esposito                 Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John C. Knox                       Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Harold J Dixon                     Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Laura McDill                       Managing Director                    H.M. Payson & Co.
           ---------------------------------- ------------------------------------ ----------------------------------

         (c)      Austin Investment Management, Inc.

                  The description of Austin Investment Management, Inc. in the Prospectus and Statement of Additional Information with respect to the Austin Global Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Peter Vlachos                      Director, President, Treasurer,      Austin Investment Management Inc.
                                              Secretary
           ---------------------------------- ------------------------------------ ----------------------------------

         (d)      Oak Hall Capital Advisors, LLP

                  The description of Oak Hall Capital Advisors, LLP in the Prospectus and Statement of Additional Information with respect to Oak Hall Small Cap Contrarian Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

                  The following are the directors and principal executive officers of, Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Alexander G. Anagnos               Director, Portfolio Manager          Oak Hall Capital Advisors, LLP
                                              ------------------------------------ ----------------------------------
                                              Consultant                           American Services Corporation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Financial Advisor                    WR Family Associates
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Lewis G. Cole                      Director                             Oak Hall Capital Advisors, LLP
                                              ------------------------------------ ----------------------------------
                                              Partner                              The Law Firm of Strook, Strook &
                                                                                   Lavan
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John J. Hock                       Executive Vice President             Oak Hall Capital Advisors, LLP
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Charles D. Klein                   Portfolio Manager                    Oak Hall Capital Advisors, LLP
                                              ------------------------------------ ----------------------------------
                                              Director                             American Services Corporation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Financial Advisor                    WR Family Associates
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David P. Steinmann                 Executive Vice President             Oak Hall Capital Advisors, LLP
                                              ------------------------------------ ----------------------------------
                                              Secretary, Treasurer                 American Securities Corporation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Administrator                        WR Family Associates
           ---------------------------------- ------------------------------------ ----------------------------------

         (e)      Carl Domino Associates, L.P.

                  The description of Carl Domino Associates, L.P. in the Prospectus and Statement of Additional Information with respect to the Quadra Value Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of, Carl Domino Associates, L.P., 580 Village Blvd., West Palm Beach, FL 33409 including their business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Carl J. Domino                     Managing Partner, Portfolio Manager  Carl Domino Associates, L.P.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul Scoville, Jr.                 Senior Portfolio Manager             Carl Domino Associates, L.P.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ann Fritts Syring                  Senior Portfolio Manager             Carl Domino Associates, L.P.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John Wagstaff-Callahan             Senior Portfolio Manager             Carl Domino Associates, L.P.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              formerly of Batterymarch
                                                                                   Financial Management
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen Krider Kent, Jr.           Senior Portfolio Manager             Carl Domino Associates, L.P.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Portfolio Manager             formerly of Gamble, Jones
                                                                                   Holbrook & Brent
           ---------------------------------- ------------------------------------ ----------------------------------

         (f)      Smith Asset Management Group, L.P.

                  The description of Smith Asset Management Group, L.P. in the Prospectus and Statement of Additional Information with respect to the Quadra Growth Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of Smith Asset Management Group, L.P., including their business connections which are of a substantial nature.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Stephen S. Smith                   President, Chief Executive Officer   Smith Asset Management Group

                                              ------------------------------------ ----------------------------------

                                              Partner                              Discovery Management

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Name                               Title                                Business Connection

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Stephen J. Summers                 Chief Operating Officer              Smith Asset Management Group

                                              ------------------------------------ ----------------------------------

                                              Partner                              Discovery Management

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Sarah C. Castleman                 Vice President                       Smith Asset Management Group

                                              ------------------------------------ ----------------------------------

                                              Partner                              Discovery Management

                                              ------------------------------------ ----------------------------------

                                              Assistant Vice President             NationsBank (formerly)

           ---------------------------------- ------------------------------------ ----------------------------------


         (g)      Norwest Investment Management, Inc.

                  The description of Norwest Investment Management, Inc. ("NIM") in the Prospectus and Statement of Additional Information for Equity Index Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Chairman, Chief Executive Officer,   Norwest Investment Management,
                                              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                               Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen P. Gianoli                 Senior Vice President, Chief         Norwest Investment Management,
                                              Executive Officer                    Inc.
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David S. Lunt                      Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard C. Villars                 Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Lee K. Chase                       Senior Vice President                Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James W. Paulsen                   Vice President                       Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Name                               Title                                Business Connection

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Andrew Owen                        Vice President                       Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Eileen A. Kuhry                    Investment Compliance Specialist     Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

         (h)      Schroder Capital Management International Inc.

                  The description of Schroder Capital Management International Inc. ("Schroder") in the Prospectus Statement of Additional Information relating to International Equity Fund and Emerging Markets Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal officers of Schroder, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services international clients located principally in the United States.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           David M. Salisbury                 Chairman, Director                   SCMI


                                              ------------------------------------ ----------------------------------

                                              Chief Executive, Director            Schroder Ltd.

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroders plc.

                                              ------------------------------------ ----------------------------------

                                              Trustee and Officer                  Schroder Series Trust II

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Richard R. Foulkes                 Deputy Chairman, Director            SCMI

                                              ------------------------------------ ----------------------------------

                                              Deputy Chairman                      Schroder Ltd.

                                              ------------------------------------ ----------------------------------

                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           John A. Troiano                    Chief Executive, Director            SCMI

                                              ------------------------------------
                                                                                   ----------------------------------

                                              Chief Executive, Director            Schroder Ltd.

                                              ------------------------------------ ----------------------------------
                                                                                   ----------------------------------

                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Name                               Title                                Business Connection

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Sharon L. Haugh                    Executive Vice President, Director   SCMI

                                              ------------------------------------ ----------------------------------

                                              Director, Chairman                   Schroder Fund Advisors Inc

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Ltd.

                                              ------------------------------------ ----------------------------------

                                              Chairman, Director                   Schroder Capital Management Inc.*

                                              ------------------------------------ ----------------------------------

                                              Trustee                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Gavin D. L. Ralston                Senior Vice President, Managing      SCMI
                                              Director

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Ltd.

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Mark J. Smith                      Senior Vice President, Director      SCMI

                                              ------------------------------------ ----------------------------------

                                              Senior Vice President, Director      Schroder Ltd.

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------

                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Robert G. Davy                     Senior Vice President, Director      SCMI

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Ltd.

                                              ------------------------------------ ----------------------------------

                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Jane P. Lucas                      Senior Vice President, Director      SCMI

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Capital Management Inc.*

                                              ------------------------------------ ----------------------------------

                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           David R. Robertson                 Group Vice President                 SCMI

                                              ------------------------------------ ----------------------------------

                                              Senior Vice President                Schroder Fund Advisors Inc..

                                              ------------------------------------ ----------------------------------

                                              Director of Institutional Business   Oppenheimer Funds, Inc.
                                                                                   resigned 2/98

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Michael M. Perlstein               Senior Vice President, Director      SCMI

                                              ------------------------------------ ----------------------------------

                                              Senior Vice President, Director      Schroders Ltd.

                                              ------------------------------------ ----------------------------------

                                              Managing Director                    MacKay Shields Financial
                                                                                   Corporation
                                                                                   resigned 11/96

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Louise Croset                      First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              First Vice President                 Schroder Ltd.
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Abdallah Nauphal                   Group Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              Group Vice President, Director       Schroder Capital Management Inc.*
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ellen B. Sullivan                  Group Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.*
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Catherine A. Mazza                 Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              President, Director                  Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.*
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for
                                                                                   which SCMI and/or its
                                                                                   affiliates provide investment
                                                                                   services.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Heather Crighton                   First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Fariba Talebi                      Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.*
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for
                                                                                   which SCMI and/or its
                                                                                   affiliates provide investment
                                                                                   services.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ira Unschuld                       Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Officer                             Certain open end management
                                                                                   investment companies for
                                                                                   which SCMI and/or its
                                                                                   affiliates provide
                                                                                   investment services.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul M. Morris                     Senior Vice President                SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.*
                                              ------------------------------------ ----------------------------------
                                              Principal, Senior Portfolio Manager  Weiss, Peck & Greer LLC
                                                                                   resigned 12/96
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Susan B. Kenneally                 First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jennifer A. Bonathan               First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.

           ---------------------------------- ------------------------------------ ----------------------------------

                    *Schroder Capital Management Inc. is located at 787 Seventh Avenue, 34th Floor, New York, NY 10019.


         (i)      Polaris Capital Management, Inc.

                  The description of Polaris Capital Management, Inc. ("Polaris") under the caption "Management - Investment Adviser and Portfolio Manager." in the Prospectus for Polaris Global Value Fund and "Management - Investment Adviser and Portfolio Manager" in the Statement of Additional Information relating to that fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal officers of Polaris, including their business connections of a substantial nature. The address of the company is 125 Summer Street, Boston, Massachusetts 02110.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Bernard R. Horn, Jr.               President, Portfolio Manager         Polaris Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------


         (j)      Quadra Capital Partners, L.P.

                  The description of Quadra Capital Partners, L.P. ("Quadra") under the caption "Management - The Adviser" in the Prospectus for Quadra Value Equity Fund and Quadra Growth Fund and "Management - Advisers" in the Statement of Additional Information relating to those funds, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

                  The following are the principals of Quadra, including their business connections of a substantial nature. The address of the company is 270 Congress Street, Boston, MA 02210.

           ---------------------------------- ------------------------------------ ----------------------------------

           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Eileen Delasandro                  Chief Executive Officer              Quadra Capital Partners, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Donald Levi                        Chief Operating Officer              Quadra Capital Partners, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Howard Stevenson                   Chairman                             Quadra Capital Partners, Inc.
                                              ------------------------------------ ----------------------------------
                                              Sarofim-Rock Professor               Harvard Business School
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Philip Hamilton                    Director of Strategic Planning,      Quadra Capital Partners, Inc.
                                              Compliance Officer

           ---------------------------------- ------------------------------------ ----------------------------------

         (k)      Peoples Heritage Bank

                  The description of Peoples Heritage Bank ("Peoples") in the Prospectus and Statement of Additional Information, with respect to the Investors Equity Fund, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

                  The following are the directors and principal executive officers of Peoples, including their business connections which are of a substantial nature who provide investment advisory related services. Unless otherwise indicated below, the principal business address of Peoples with which the directors and principal executive officers are connected is One Portland Square, Portland, Maine 04101.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Gary L. Robinson                   Senior Vice President                Peoples
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Dorothy M. Wentworth               Vice President                       Peoples
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen L. Eddy                    Vice President                       Peoples
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Dana R. Mitiguy                    Chief Investment Officer             Peoples
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Larry D. Pelletier                 Vice President                       Peoples
           217 Main Street
           Lewiston, Maine 04240
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Carolyn B. May                     Vice President                       Peoples
           217 Main Street
           Lewiston, Maine 04240
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Kevin K. Brown                     Vice President                       Peoples
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Donald W. Smith                    Vice President                       Peoples
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John W. Gibbons                    Vice President                       Peoples
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Joseph M. Pratt                    Vice President                       Peoples
           74 Hammond Street
           Bangor, Maine 04401
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Lucy L. Tucker                     Vice President                       Peoples
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Nancy W. Bard                      Assistant Vice President             Peoples
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Douglas P. Adams                   Trust Officer                        Peoples
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Melanie L. Bishop                  Trust Officer                        Peoples
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jeffrey Oldfield                   Vice President                       Peoples
           ---------------------------------- ------------------------------------ ----------------------------------


ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

                   The CRM Funds                          BT Alex. Brown Cash Reserve Fund, Inc
                   The Cutler Trust                       Flag Investors Telephone Fund, Inc.
                   Forum Funds                            Flag Investors International Fund, Inc.
                   Flag Investor Family of Funds          Flag Investors Emerging Growth Fund, Inc.

                   The Glenmede Fund, Inc.                Total Return U.S. Treasury Fund, Inc.
                   The Glenmede Portfolios                Managed Municipal Fund, Inc.
                   Memorial Funds                         Flag Investors Value Builder Fund, Inc.
                   Monarch Funds                          Flag Investors Real Estate Securities Fund, Inc.
                   Norwest Advantage Funds                Flag Investors Equity Partners Fund, Inc.
                   Norwest Select Funds                   Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc.
                   Sound Shore Fund, Inc.                 Flag Investors Short-Intermediate Income Fund, Inc.

         (b) The following directors and officers of Forum Financial Services, Inc. hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

                   --------------------------- ------------------------------- -----------------------------
                   Name                        Position with Underwriter       Position with Registrant
                   --------------------------- ------------------------------- -----------------------------

                   --------------------------- ------------------------------- -----------------------------
                   John Y. Keffer                        President             Chairman, President
                   --------------------------- ------------------------------- -----------------------------

         (c)      Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Financial Corp., Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, BankBoston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in
         Item 28 hereof.

ITEM 31.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 32.  UNDERTAKINGS

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 31st day of July, 1998.


                                              FORUM FUNDS


                                              By:      /s/ John Y. Keffer
                                                  ------------------------------
                                                       John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons on the 31st day of July, 1998.


         Signatures                                               Title
         ----------                                               -----

(a)      Principal Executive Officer

                  /s/ John Y. Keffer                              President
                  -----------------------                         and Chairman
                  John Y. Keffer

(b)      Principal Financial and Accounting Officer

                  /s/ Stacey Hong                                 Treasurer
                  -----------------------
                  Stacey Hong

(c)      A majority of the Trustees

                  /s/ John Y. Keffer                              Trustee
                  -----------------------
                  John Y. Keffer

                  James C. Cheng*                                 Trustee
                  J. Michael Parish*                              Trustee
                  Costas Azariadis*                               Trustee


                  *By:     /s/ John Y. Keffer
                        -----------------------

                           John Y. Keffer
                           Attorney in Fact

                                INDEX TO EXHIBITS



EXHIBIT


(5)(i)   Investment Subadvisory Agreement

(8)(b) Custodian Agreement between registrant and BankBoston, N.A. dated as of May 1, 1998.

(11)(a)  Consent of Independent Auditors.

(11)(b)  Consent of Independent Auditors.

(17)     Financial Data Schedules.

Other exhibits:

         Power of Attorney for John Y. Keffer.